                                                      REGISTRATION NOS. 33-19836

                                                                       811-05457


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                            ------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 26                      [X]
                             REGISTRATION STATEMENT                          [ ]
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                             Keynote Series Account
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                          1290 Avenue of the Americas
                            New York, New York 10104
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 (212) 554-1234
                         (DEPOSITOR'S TELEPHONE NUMBER)

                                   Dodie Kent
                           Vice President and Counsel
                                 AXA Equitable
                          1290 Avenue of the Americas
                            New York, New York 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             Christopher E. Palmer
                              Goodwin Procter LLP
                            901 New York Avenue, NW
                              Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on           pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on           pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Group Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    KEYNOTE
                                 SERIES ACCOUNT
                                  ("KEYNOTE")
                        GROUP VARIABLE ANNUITY CONTRACTS
            SECTIONS 401(a), 401(k), 403(b), 408(IRA), 457 AND NQDC

                                   ISSUED BY

                      MONY LIFE INSURANCE COMPANY("MONY")
     1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104; (914) 697-8000

    MONY Life Insurance Company was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998 MONY converted to a stock company through demutualization and was renamed MONY Life Insurance Company ("MONY"). The demutualization did not have any material effect on the Group Variable Annuity Contracts. AXA Financial, Inc. is the parent company of MONY.


    We no longer offer these Contracts. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current Contract owners only. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.


    Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.


    Purchase Payments under the Contracts are allocated to a segregated investment account of MONY Life Insurance Company ("MONY"), which account has been designated Keynote. Purchase Payments directed to Keynote may be allocated among such of the Subaccounts in Keynote as are made available under the Contracts. The assets in each Subaccount are invested in a series of Diversified Investors Portfolios or in the Calvert Social Balanced Portfolio ("Calvert Series") at their net asset value. (See "Diversified Investors Portfolios" and Calvert Series at page 13.) The six currently available Series of Diversified Investors Portfolios are the Money Market Series, Intermediate Government Bond Series, Core Bond Series (formerly Government/Corporate Bond Series), Balanced Series, Value & Income Series, formerly Equity Income and Equity Growth Series. The Calvert Series is an actively managed, diversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Keynote Prospectus.



    KEYNOTE SUBACCOUNTS WHICH INVEST IN DIVERSIFIED INVESTORS PORTFOLIOS DO SO UNDER A CORE/FEEDER ARRANGEMENT. UNLIKE OTHER FUNDING VEHICLES INTO WHICH PURCHASE PAYMENTS MAY BE INVESTED THROUGH VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES, DIVERSIFIED INVESTORS PORTFOLIOS OFFERS ITS INTERESTS FOR SALE TO OTHER TYPES OF COLLECTIVE INVESTMENT VEHICLES IN ADDITION TO INSURANCE COMPANY SEPARATE ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH INVESTORS MAY INCLUDE MUTUAL FUNDS, BANK COLLECTIVE TRUSTS AND UNREGISTERED INSURANCE COMPANY SEPARATE ACCOUNTS. SEE "DIVERSIFIED INVESTORS PORTFOLIOS -- CORE/FEEDER STRUCTURE" ON PAGE 29 HEREIN.


    The value of the Accumulation Accounts maintained in Keynote will vary based upon the investment experience of the Subaccounts to which Purchase Payments are allocated. The investment experience of the Subaccounts will vary based on the underlying investment performance of the series of Diversified Investors Portfolios and the Calvert Series.

    This Prospectus sets forth the basic information that a prospective purchaser should know before investing. Please keep this Prospectus for future reference.


    A Statement of Additional Information dated May 1, 2006 incorporated herein by reference, and containing additional information about the Contracts and Diversified Investors Portfolios, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available from MONY without charge upon written request to the above address or by telephoning
(914) 697-8000. The Table of Contents of the Statement of Additional Information can be found on page 54 of this Prospectus.


    This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED (OR PRECEDED) BY A CURRENT PROSPECTUS FOR THE CALVERT SERIES.

                               DATED MAY 1, 2006

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Definitions.................................................    4
Synopsis....................................................    6
Fee Tables..................................................    6
Condensed Financial Information.............................    8
The Contracts...............................................    9
Keynote.....................................................    9
Charges.....................................................    9
Credit And Allocation Of Purchase Payments..................   10
Redemption..................................................   10
Transfers...................................................   10
Frequent Allocations of Purchase Payments...................   10
Payment Options.............................................   11
Voting Rights...............................................   11
Death Benefit...............................................   11
Distribution Of The Contracts...............................   11
MONY........................................................   11
Keynote Series Account......................................   12
Calvert Series..............................................   13
Diversified Investors Portfolios............................   13
Charges.....................................................   15
Charges for Mortality and Expense Risks.....................   15
Annual Contract Charge......................................   15
Investment Management Fee...................................   15
Premium Tax.................................................   16
Summary Of The Contracts....................................   17
Ownership...................................................   17
Purchase Payments...........................................   17
Employer Sponsored Plan Requirements........................   17
Rights Of The Participant Under The Contract................   17
Rights Upon Suspension Of Contract or Termination Of Plan...   18
403(b) Contract.............................................   18
401(a) Contract/401(k) Contract and NQDC Contracts..........   18
457 and 408 (IRA) Contracts.................................   18
Failure Of Qualification....................................   18
Transfers...................................................   18
Rights Reserved By MONY.....................................   19
Credit Of Purchase Payments.................................   19
Allocation Of Purchase Payments.............................   19
Determination Of Unit Value.................................   20
Death Benefit...............................................   20
Redemption During The Accumulation Period...................   21
Payment Options.............................................   21
Annuity Purchase Date.......................................   21
Fixed Annuity...............................................   22
Fixed Annuity Options.......................................   22
Payments To A Beneficiary Following The Annuitant's Death...   23
Voting Rights...............................................   23
Distribution Of The Contracts...............................   24
Federal Income Tax Status...................................   25

                                                              PAGE
                                                              ----
Tax Treatment of MONY.......................................   25
Performance Data............................................   28
Diversified Investors Portfolios............................   29
Core/Feeder Structure.......................................   29
Investment Objectives and Policies..........................   30
Investment Techniques and Restrictions......................   41
Management of Diversified Investors Portfolios..............   43
Other Information Regarding Diversified Investors
  Portfolios................................................   49
Purchase and Redemption of Interests in Diversified
  Investors Portfolios......................................   49
Experts.....................................................   53
Legal Proceedings...........................................   53
Financial Statements........................................   53
Additional Information......................................   53
Table Of Contents Of Statement Of Additional Information....   54
Request For Keynote Statement Of Additional Information.....   55

                                  DEFINITIONS

     As used in this Prospectus, the following terms have the indicated meaning:

     ACCUMULATION ACCOUNT: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.


     ACCUMULATION PERIOD: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date (See "Annuity Purchase Date" page 21), or earlier termination of his/her Accumulation Account.


     BALANCED SERIES: Diversified Investors Balanced Portfolio, a series of Diversified Investors Portfolios.

     CALVERT SERIES: the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended.

     CONTRACT(S): the group variable annuity contract(s) offered by MONY to Contractholders or IRA Contractholders as described in this Prospectus.

     CONTRACTHOLDER: a state educational organization or certain tax-exempt organization employer or employer association for affiliated employers, taxed subsidiaries of tax-exempt organizations and taxed stand alone organizations.

     CONTRACT YEAR: a period of 12 months measured from the date of the Contract issued to or adopted by the Contractholder, and anniversaries thereof.

     DIVERSIFIED: Diversified Investment Advisors, Inc., a registered investment adviser under the Investment Advisers Act of 1940.

     DIVERSIFIED INVESTORS PORTFOLIOS: Diversified Investors Portfolios, an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

     EQUITY GROWTH SERIES: Diversified Investors Equity Growth Portfolio, a series of Diversified Investors Portfolios.

     FIXED ANNUITY: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

     CORE BOND SERIES: Diversified Investors Core Bond Portfolio, a series of Diversified Investors Portfolios.

     INTERMEDIATE GOVERNMENT BOND SERIES: Diversified Investors Intermediate Government Bond Portfolio, a series of Diversified Investors Portfolios.


     IRA CONTRACTHOLDER: the employer of the contributing Participant whether a tax-exempt or taxable organization or an association of members who share a common interest.


     MONEY MARKET SERIES: Diversified Investors Money Market Portfolio, a series of Diversified Investors Portfolios.

     NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.

     PARTICIPANT: an employee participating under a Contract issued to or adopted by his/her employer.

     PLAN: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein.

     PORTFOLIO BUSINESS DAY: each day during which the Advisers of a Series are open for business.

     PURCHASE PAYMENT: the amount contributed and remitted to MONY by an employer on behalf of a Participant.

     SUBSTITUTION: the investment by Keynote Subaccounts in corresponding series of Diversified Investors Portfolios of the proceeds received upon the redemption by each Subaccount of shares of MONY Series Fund, Inc. in accordance with an order of the Securities and Exchange Commission dated June 8, 1994.

     SUBACCOUNT: a subdivision of Keynote which is available for the allocation of Purchase Payments under the Contracts. Six Subaccounts invest in a corresponding series of Diversified Investors Portfolios. The Calvert Series Subaccount invests in the Calvert Series.

     UNIT: the measure by which the value of an investor's interest in each Subaccount is determined.

     VALUATION DATE: each day at the close of business of the New York Stock Exchange (typically at 4:00 p.m. New York City time), that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in securities of a series of Diversified Investors Portfolios or the Calvert Series to affect materially the value of the Units of the corresponding Subaccount. If the New York Stock Exchange extends its closing beyond 4:00 p.m. New York City time, and continues to value after the time of closing of the NYSE, MONY reserves the right to treat any payment or communication received after 4:00 p.m. New York City time as being received as of the beginning of the next day.

     VALUATION PERIOD: The period between the ending of two successive Valuation Dates.

     VALUE & INCOME SERIES: Diversified Investors Equity Income Portfolio, a series of Diversified Investors Portfolios.

     NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    SYNOPSIS

FEE TABLES

     The following tables describe the various costs and expenses that you will pay, directly or indirectly, if you invest in Keynote.

     The following table shows the fees and expenses that you will pay periodically during the time that you invest under a Contract, not including the fees and expenses of the underlying Portfolios (or the Calvert Series). In addition, in some jurisdictions premium taxes may be deducted from your annuity purchase payments or from your Accumulation Amount when it is applied to purchase an annuity.

                             KEYNOTE SERIES ACCOUNT

ANNUAL CONTRACT FEE (MAXIMUM)...............................   $50(1)
ANNUAL CONTRACT FEE (CURRENT)...............................  NONE(1)
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     Mortality and Expense Risk Fees (maximum)..............  1.25%(2)
     Mortality and Expense Risk Fees (current)..............  1.10%(2)
     Total Separate Account Annual Expenses (maximum).......  1.25%(2)
     Total Separate Account Annual Expenses (current).......  1.10%(2)

------------------
(1) MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account in accordance with the provisions of the Contracts. MONY has no present intention to impose such a charge, but it may do so in the future.
(2) MONY reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.


     The following table shows the minimum and maximum total operating expenses charged by the Diversified Investors Portfolios and the Calvert Series that you may pay periodically during the time that you invest under a Contract. More detail concerning the fees and changes of each Diversified Investors Portfolio and the Calvert Series is included in "Management of Diversified Investors Portfolios," on page 43, and in the prospectus for the Calvert Series.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                              MINIMUM    MAXIMUM
                                                              -------    -------
Expenses that are deducted from the assets of the
  Diversified Investors Portfolio or the Calvert Series,
  including management fees and other expenses..............   0.28       0.92


     The following table shows the fees and expenses of each Portfolio. Your investment in each Keynote Subaccount will bear its pro rata share of the fees and expenses of the Portfolio or Calvert Series in which it invests.


------------------------------------------------------------------------------------------------------
                                                                INTERMEDIATE
                                                     MONEY       GOVERNMENT       CORE
                                                    MARKET          BOND          BOND       BALANCED
                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------
 Management Fees.................................    0.25           0.35          0.35         0.45
------------------------------------------------------------------------------------------------------
 Other Expenses..................................    0.03           0.05          0.04         0.09
------------------------------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses.......    0.28           0.40          0.39         0.54
------------------------------------------------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(1)......      --             --            --         0.04
------------------------------------------------------------------------------------------------------
 Net Annual Portfolio Operating Expenses.........    0.28           0.40          0.39         0.50
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                               VALUE &      EQUITY
                                                               INCOME       GROWTH      CALVERT
                                                              PORTFOLIO    PORTFOLIO    SERIES
-----------------------------------------------------------------------------------------------
 Management Fees............................................    0.45         0.62        0.70
-----------------------------------------------------------------------------------------------
 Other Expenses.............................................    0.03         0.03        0.22
-----------------------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses..................    0.48         0.65        0.92
-----------------------------------------------------------------------------------------------
 Fee Waiver and/or Expense Reimbursement(1).................      --           --          --
-----------------------------------------------------------------------------------------------
 Net Annual Portfolio Operating Expenses....................    0.48         0.65        0.92
-----------------------------------------------------------------------------------------------


------------------
(1) The investment adviser to each Diversified Investors Portfolio has contractually agreed to waive its fees or reimburse the Portfolio for its expenses to the extent the annual expenses of the Portfolio exceed the following limitations: Money Market Portfolio (0.30%); Intermediate Government Bond Portfolio (0.40%); Core Bond Portfolio (0.40%); Balanced Portfolio (0.50%); Value & Income Portfolio (0.50%); and Equity Growth Portfolio (0.65%). Each of these agreements has a term of 10 years from the date of this prospectus.

Example

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract fees and expenses and portfolio company fees and expenses.

     If you (i) surrender your contract at the end of the applicable time period, (ii) annuitize at the end of the applicable time period or (iii) do not surrender your contract, you would pay the following expenses on a $10,000 investment, assuming a 5% annual rate of return.

     The following examples assume a 5% return each year (the assumption of a 5% return is required by the SEC for these examples and is not a prediction of any subaccount's future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. Premium taxes may also be applicable.

     The following example is based on fees after contractual waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge of 1.25% which may be imposed by MONY.


                                                             AFTER     AFTER     AFTER     AFTER
SUBACCOUNT                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                                   ------   -------   -------   --------
Money Market...............................................   $156     $483     $  834     $1,824
Intermediate Government Bond...............................   $168     $520     $  897     $1,955
Core Bond..................................................   $167     $517     $  892     $1,944
Balanced...................................................   $178     $551     $  949     $2,062
Value & Income.............................................   $176     $545     $  939     $2,041
Equity Growth..............................................   $193     $597     $1,026     $2,222
Calvert Series.............................................   $220     $679     $1,164     $2,503


     The following example is based on fees after contractual waivers and reimbursements and reflect the imposition of the 1.10% mortality and expense risk charge presently in effect.


                                                             AFTER     AFTER     AFTER     AFTER
SUBACCOUNT                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                                   ------   -------   -------   --------
Money Market...............................................   $140     $437     $  755     $1,657
Intermediate Government Bond...............................   $153     $474     $  818     $1,791
Core Bond..................................................   $152     $471     $  813     $1,779
Balanced...................................................   $163     $505     $  871     $1,900
Value & Income.............................................   $161     $499     $  860     $1,878
Equity Growth..............................................   $178     $551     $  949     $2,062
Calvert Series.............................................   $205     $634     $1,088     $2,348

                        CONDENSED FINANCIAL INFORMATION
                             KEYNOTE SERIES ACCOUNT
                            ACCUMULATION UNIT VALUES

KEYNOTE SUBACCOUNT

                                                    UNIT VALUE
                               ----------------------------------------------------
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                 1996       1997       1998       1999       2000
                               --------   --------   --------   --------   --------
Equity Growth................   $30.06     $37.99     $51.57     $70.57     $58.57
Money Market.................    15.00      15.71      16.45      17.18      18.11
Balanced.....................    24.62      29.12      32.46      35.91      34.75
Core Bond....................    20.10      21.66      23.15      22.75      24.80
Value & Income...............    26.38      33.99      38.08      40.87      44.31
Intermediate Government
 Bond........................    14,21      15.13      16.07      16.18      17.53
Calvert Series...............    18.83      22.41      26.13      29.06      27.58

                                                    UNIT VALUE                              UNITS OUTSTANDING
                               ----------------------------------------------------   ------------------------------
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                 2001       2002       2003       2004       2005       1996       1997       1998
                               --------   --------   --------   --------   --------   --------   --------   --------
Equity Growth................   $46.26     $35.00     $43.82     $46.70     $49.51    237,959    242,846    247,234
Money Market.................    18.67     $18.81     $18.84      18.91      19.29     56,311     47,018     40,999
Balanced.....................    32.55     $28.97     $33.73      36.13      37.73    156,241    163,289    167,348
Core Bond....................    26.24     $28.36     $29.35      30.38      30.76     25,670     26,763     39,571
Value & Income...............    42.95     $36.00     $45.06      50.32      53.20    489,820    474,554    434,610
Intermediate Government
 Bond........................    18.52     $19.84     $19.94      20.03      20.08     47,901     14,366     27,614
Calvert Series...............    25.38     $22.05     $26.03      27.87      29.13     25,095     26,219     31,111

                                                           UNITS OUTSTANDING
                               --------------------------------------------------------------------------
                               DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                                 1999       2000       2001       2002       2003       2004       2005
                               --------   --------   --------   --------   --------   --------   --------
Equity Growth................  142,912    142,030    110,873     81,284     74,686     68,770     57,543
Money Market.................   13,122      9,488     14,818     21,373     16,085     10,564      5,786
Balanced.....................   77,105     67,074     60,898     52,976     48,109     47,323     44,270
Core Bond....................   16,207     11,172     14,282     13,580      9,898      8,726      7,375
Value & Income...............  266,130    219,973    200,912    159,138    147,238    139,062    123,843
Intermediate Government
 Bond........................   13,708      9,742     23,408     35,823     14,922     12,729      7,500
Calvert Series...............   15,386     12,809     10,518     11,098     12,036     12,993     13,850


---------------
Further information about the performance of Keynote is contained in the Annual Report of Keynote which is available, free of charge, by contacting MONY at the address or at the telephone number set forth on the cover of this Prospectus. For more information about accumulation unit values, see "Determination of Unit Value," page 20.

THE CONTRACTS


     We no longer offer these Contracts. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current Contract owners only. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.



     Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.


KEYNOTE


     Purchase Payments under the Contract(s) are allocated to Keynote which is a separate account of MONY. Keynote is divided into Subaccounts, six of which correspond to Diversified Investors Portfolios' Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, and Equity Growth Series, respectively. The Calvert Series Subaccount invests in the Calvert Series. The assets in each Subaccount are invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series at their net asset value (See "Diversified Investors Portfolios" and "Calvert Series" at page 13.) Each series of Diversified Investors Portfolios is managed by Diversified Investment Advisors, Inc. ("Diversified"). Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter. Effective June 6, 2005, AXA Advisors replaced MONY Securities Corporation as both distributor and principal underwriter. The Calvert Series is a series of Calvert Variable Series, Inc., (formerly, Acacia Capital Corporation,) (the "Fund") a diversified open-end management company whose investment adviser is Calvert Asset Management Company, Inc.


     The value of a Participant's Accumulation Account maintained in Keynote will vary based upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series to which Purchase Payments are allocated.


     The Calvert Series is an actively managed portfolio of common and preferred stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established by the Calvert Series. A copy of the Calvert Series Prospectus appears at the end of this Keynote Prospectus. Diversified Investors Portfolios is an open-end, diversified management investment company which has six series with differing investment objectives available under the Contracts. See "Diversified Investors Portfolios" at page 13 herein.


CHARGES


     MONY makes daily charges against the net assets of Keynote at a maximum annual rate of 1.25%, consisting of 0.80% for mortality risks and 0.45% for administrative expense risks. The annual rate charged is 1.10% consisting of 0.70% for mortality risks and 0.40% for administrative expense risk. However, MONY reserves the right to charge a maximum fee of 1.25% upon notice thereafter. (See "Charges -- Charges for Mortality and Expense Risks" on page 15.) In addition, MONY reserves the right to deduct an annual contract charge, not to exceed $50, from a Participant's Accumulation Account (See "Charges -- Annual Contract Charge" on page 15.)


     In addition to the charges set forth above, Diversified, which serves as an investment adviser to each series of Diversified Investors Portfolios, and Calvert Asset Management Company, Inc., which serves as investment adviser to the Calvert Series, impose a charge against the net asset value of each series of Diversified Investors Portfolios or the Calvert Series, as appropriate, computed daily, for investment advisory services and other expenses.


     Premium taxes may be payable on annuity considerations. (See "Premium Tax" on page 16.)

CREDIT AND ALLOCATION OF PURCHASE PAYMENTS


     Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the series of Diversified Investors Portfolios or the Calvert Series, as appropriate. (See "Credit of Purchase Payments" on page 19.)


REDEMPTION

     A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his death all or a portion of the Units credited to his Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges.


     A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under the Contract and other significant withdrawal restrictions may be imposed by the Code.


TRANSFERS


     A Participant may transfer all or a portion of his/her Accumulation Account in Keynote among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers, subject to the limitations described in the following section. While MONY has no present intention to do so, it reserves the right to impose transfer charges at a later date. Transfers may be made in writing or by telephone by calling (914) 697-8000. (See "Transfers" on page 18.) MONY reserves the right to discontinue allowing telephone transfers.


FREQUENT ALLOCATIONS OF PURCHASE PAYMENTS


     Frequent purchases and redemptions of investment in Keynote (and therefore indirectly in the underlying mutual fund shares) may interfere with the efficient management of a mutual fund's portfolio by its portfolio manager, increase portfolio transaction costs, and may also have a negative effect on the long term investors in the Subaccounts and the underlying mutual funds. For example, in order to handle large flows of cash into and out of the underlying mutual fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund's performance. In addition, the return received by long term investors may be reduced when allocations by other investors are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund's portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.


     Because of the potential harm to the Subaccounts and their long term investors, MONY has implemented policies and procedures that are intended to discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a Subaccount may limit additional allocations of purchase payments directed to the Subaccount by Participants who are believed by the underlying fund manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent allocations of purchase payments. For this reason, MONY has not adopted any specific restrictions on allocations of purchase payments, but each Subaccount reserves the right to reject any allocation with or without prior notice to the Participant. It is the intent of these policies not to accommodate market timing. In cases where surveillance of a particular Participant account establishes what the underlying fund manager believes to be obvious market timing, MONY will seek to block future allocations of purchase payments by that Participant. Where surveillance of a particular Participant account indicates activity that the underlying fund manager believes could be either abusive or for legitimate purposes, the Subaccount may permit the Participant to justify the activity.

     The Subaccounts' policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Subaccounts reserve the right to modify these or adopt additional policies and restrictions in the future. Participants should be aware, however, that any surveillance techniques currently employed by the Subaccounts or other techniques that may be adopted in the future, may not be effective.

     As noted above, if a Subaccount is unable to detect and deter trading abuses, the Subaccount's performance, and its long term investors, may be harmed. In addition, because the Subaccounts have not adopted any specific limitations or restrictions on allocations of purchase payments, investors may be harmed by the extra costs and portfolio management inefficiencies that result from frequent allocations of purchase payments, even when the allocations are not for abusive purposes. Because the Subaccounts apply their policies and procedures in a discretionary manner, different Participants may be treated differently. The Subaccounts will provide advance notice to Participants of any specific restrictions allocations of purchase payments that the Subaccounts may adopt in the future.

     Additionally, the Diversified Investors Portfolios have adopted policies and procedures to prevent the selective release of non-public information about the portfolio holdings, as such information may be used for market-timing and similar abusive practices.

PAYMENT OPTIONS


     Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available. (See "Payment Options" on page 21.)


VOTING RIGHTS


     To the extent required by law, MONY will vote the interests in Diversified Investors Portfolios and the Calvert Series held in Keynote in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders; the Contractholders will instruct MONY in accordance with the instructions received from Participants. (See "Voting Rights" on page 23.)


DEATH BENEFIT


     If a Participant dies before the Annuity Purchase Date, the Accumulation Account value will be paid to his/her beneficiary in a lump sum. (See "Death Benefit" on page 20.)


DISTRIBUTION OF THE CONTRACTS


     AXA Advisors, LLC ("AXA Advisors") serves as both the distributor and principal underwriter of the Contracts. The Contracts are no longer sold, but Purchase Payments may be made under the existing Contracts. Prior to June 6, 2005, MONY Securities Corporation ("MSC") served as both the distributor and principal underwriter of the Contracts. Effective June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors and AXA Advisors replaced MSC as both distributor and principal underwriter of the Contracts.


                                      MONY


     MONY Life Insurance Company ("MONY"), is a New York stock life insurance corporation organized in 1842. MONY is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY, and under its other arrangements with MONY and its parent, AXA exercises significant influence over the operations and capital structure of MONY and its parent.

AXA holds its interest in MONY through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. MONY is obligated to pay all amounts that are promised to be paid under the Contracts.



     The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where MONY is authorized to do business. Interests under the Contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The Contract is a "covered security" under the federal securities laws.



     We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



     AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



     On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of MONY.


                             KEYNOTE SERIES ACCOUNT

     Keynote was established by MONY under New York Insurance Law on December 16, 1987 as a separate account. Keynote will hold assets that are segregated from all of MONY's other assets and at present is used only to support the Contracts. MONY is the legal holder of the assets in Keynote and will at all times maintain assets in Keynote with a total market value at least equal to the contract liabilities for Keynote. The obligations under the Contracts are obligations of MONY. Income, gains, and losses, whether or not realized, from assets allocated to Keynote, are, in accordance with the Contracts, credited to or charged against Keynote without regard to other income, gains, or losses of MONY. The assets in Keynote may not be charged with liabilities which arise from any other business MONY conducts. Keynote assets may include accumulation of the charges MONY makes against a Contract participating in Keynote. From time to time, any such additional assets may be transferred in cash to MONY's general account.


     Keynote is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of Keynote. Although Keynote is registered, the SEC does not monitor the activity of Keynote on a daily basis. MONY is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, Keynote is treated as a part or division of MONY.


     There are currently seven Subaccounts within Keynote which are available for allocation of Purchase Payments under the Contracts. The Calvert Series Subaccount invests only in the Calvert Social Balanced Portfolio (the "Calvert Series"), a series of Calvert Variable Series, Inc. ("Calvert Variable"), an open-end management investment company registered with the SEC under the 1940 Act. The six other Subaccounts invest in six respective series of Diversified Investors Portfolios, an open-end diversified management investment company registered with the SEC under the 1940 Act. Set forth below is a brief description of the Calvert Series and Diversified Investors Portfolios. A full description of the Calvert Series, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations is contained in the accompanying prospectus for the Calvert Series. Full descriptions of the six series of Diversified Investors Portfolios, their investment objectives, policies and restrictions, their expenses, the risks attendant to investing therein and other aspects of their operations are set forth herein under "Diversified Investors Portfolios" at page 13. Further disclosure appears in the Statement of Additional Information. Each Participant should periodically consider his/her allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investment in the various series of Diversified Investors Portfolios and the Calvert Series.


CALVERT SERIES

     The Calvert Series is a series of Calvert Variable Series, Inc. ("Calvert Inc."), a Maryland corporation registered with the SEC under the 1940 Act as an open-end management company, whose investment adviser is Calvert Asset Management Company, Inc. The shares of the Fund are currently sold only to insurance companies for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies issued by such companies. Because the Calvert Series sells its shares to insurance companies offering both variable annuity and variable life insurance policies, potential for conflict between the interests of Contractholders of these contracts may arise. The Board of Directors of the Fund will monitor the Calvert Series for the existence of any material irreconcilable conflict between interests of Contractholders of all separate accounts investing in the Calvert Series. If it is determined by a majority of the Board of the Fund that such conflict exists then MONY will take whatever steps are necessary to eliminate the material conflict, including withdrawing the assets allocable to some of the separate accounts from Calvert Series and reinvesting them in a different investment medium. For additional risk disclosure, see the Calvert Series prospectus which is contained in the last section of this Prospectus. Keynote will purchase and redeem shares from the Calvert Series at net asset value.

     The investment objective of the Calvert Series is set forth in the prospectus for the Calvert Series which appears at the end of this Prospectus. Briefly, the objective is to achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Series. There can be no assurance that the objective of the Calvert Series will be realized.

DIVERSIFIED INVESTORS PORTFOLIOS

     Each of the other six Subaccounts of Keynote listed below invests exclusively in the corresponding series of Diversified Investors Portfolios set forth below:

           DIVERSIFIED SUBACCOUNT                 SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS
           ----------------------                 ------------------------------------------
Keynote Money Market Subaccount..............    Diversified Investors Money Market Portfolio
                                                 (the "Money Market Series")
Keynote Intermediate Government Bond
  Subaccount.................................    Diversified Investors Intermediate Government
                                                 Bond Portfolio (the "Intermediate Government
                                                 Bond Series")
Keynote Core Bond Subaccount (formerly the
  Keynote Long Term Bond Subaccount).........    Diversified Investors Core Bond Portfolio
                                                 (the "Core Bond Series")
Keynote Balanced Subaccount (formerly the
  Keynote Diversified/Balanced Subaccount)...    Diversified Investors Balanced Portfolio (the
                                                 "Balanced Series")
Keynote Value & Income Subaccount............    Diversified Investors Value & Income
                                                 Portfolio (the "Equity Income Series")
Keynote Equity Growth Subaccount.............    Diversified Investors Equity Growth Portfolio
                                                 (the "Equity Growth Series")

     Diversified Investors Portfolios is registered with the SEC under the 1940 Act as an open-end diversified management investment company. This registration does not involve supervision by the SEC of the management or investment practices or policies of Diversified Investors Portfolios.

     Diversified acts as investment adviser and administrator to each series of Diversified Investors Portfolios. With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadviser or subadvisers for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through Subaccounts are described briefly below. There can be no assurance that the investment objectives of any of the series will be met. An investor's interest in a Keynote Subaccount is neither insured nor guaranteed by the U.S. Government.

     Money Market Series: To provide liquidity and as high a level of current income as is consistent with the preservation of capital, primarily through investment in money market obligations with maturities of 397 days or less.

     Intermediate Government Bond Series: To provide as high a level of current income as is consistent with the preservation of capital, primarily through investment in U.S. Government and U.S. Government agency and instrumentality securities with short and intermediate maturities and high quality short-term obligations.

     Core Bond Series: To achieve the maximum total return, primarily through investment in investment grade debt securities, U.S. Government and U.S. Government agency and instrumentality securities, collateralized mortgage obligations guaranteed by these agencies and instrumentalities and high quality short-term obligations.

     Balanced Series: To provide a high total return consistent through investment in a broadly diversified mix of stocks, bonds and money market instruments.

     Value & Income Series: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective.

     Equity Growth Series: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective.


     See "Diversified Investors Portfolios" at page 13 and the Statement of Additional Information for more information on each series.

                                    CHARGES

CHARGES FOR MORTALITY AND EXPENSE RISKS

The maximum daily charges against Keynote for mortality and expense risks assumed by MONY are computed and deducted from the value of the net assets of Keynote. This maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of Keynote. The daily charge will be deducted from the net asset value of Keynote, and therefore the Subaccounts, on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in Keynote. Of this charge, MONY estimates that 0.80% is for mortality risk and 0.45% is for expense risk. (The daily charge from Keynote based on an annual mortality and expense risk rate of 1.10% (0.70% for mortality risks and 0.40% for administrative expense risks), which was effective May 1, 1994, is 0.030139%.

     The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. MONY believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

     Sales distribution expenses and any other expenses in excess of the described charges will be paid from MONY's general account and not directly from Keynote or from the mortality and expense risk charges. However, asset charges for MONY's assumption of mortality and expense risks might be a source of contribution to the surplus in MONY's general account.

ANNUAL CONTRACT CHARGE

     MONY reserves the right to deduct an annual contract charge from a Participant's Accumulation Account to reimburse MONY for administrative expenses relating to the maintenance of the Contracts. MONY has no present intention to impose such a charge; however, MONY may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. MONY also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future.

INVESTMENT MANAGEMENT FEE

     Because Keynote purchases interests in certain series of Diversified Investors Portfolios and the Calvert Series, the net assets of Keynote will reflect the investment management fee and other expenses incurred by those series of Diversified Investors Portfolios and the Calvert Series.


     Diversified serves as the investment adviser to each series of Diversified Investors Portfolios. For information with respect to the arrangements under which Diversified provides such advisory services, including charges and arrangements with subadvisers, reference is made to the information set forth under "Management of Diversified Investors Portfolios" at page 43.



     Calvert Asset Management Company, Inc. ("CAMCO") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the investment adviser to the Calvert Series and provides day-to-day investment management services to the Calvert Series. It has been managing mutual funds since 1976. CAMCO is the investment adviser for over 25 mutual funds, including the first and largest family of socially screened funds. As of March 31, 2006, CAMCO had over $12 billion in assets under management.


     CAMCO uses a team approach to its management of the Calvert Series. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 15 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

     Calvert, Inc. has obtained an exemptive order from the Securities and Exchange Commission to permit the Calvert Series, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with subadvisers without shareholder approval.

PREMIUM TAX


     Under the laws of certain jurisdictions, premium taxes are payable on annuity considerations which can include Purchase Payments or the Accumulation Account under the Contracts. Any applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from 0% to 3.5%. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

                            SUMMARY OF THE CONTRACTS


     We no longer offer these Contracts. We will continue to accept Purchase Payments under existing Contracts. This prospectus is used with current Contract owners only. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.


OWNERSHIP

     The employer or association purchasing a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant's benefits under the Contract.

PURCHASE PAYMENTS


     With respect to the Section 401(a) Contract, the employer and/or employee will make contributions pursuant to the underlying retirement Plan. The Section 401(k) and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, the employer or association as agent for the Participant will make Purchase Payments on behalf of and as determined by each participating employee or association member in a payroll deduction arrangement pursuant to a salary reduction agreement. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments may be allocated among any of the Subaccounts.


     All Purchase Payments in Keynote credited to an Accumulation Account are vested and nonforfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to the NQDC and Section 457 Contracts may be forfeitable even though partially or fully vested.

EMPLOYER SPONSORED PLAN REQUIREMENTS


     Since the Contracts are intended to implement the Plans of state educational organizations, organizations that qualify for tax-exempt status under Code Section 501(c)(3), IRA Contractholders and, in the case of Section 401(a) and/or Section 401(k) and NQDC Contracts, for taxable subsidiaries of such organizations and stand-alone taxable organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for particulars.


RIGHTS OF THE PARTICIPANT UNDER THE CONTRACT

     There are no stipulated or required Purchase Payments to be made under the Contract. Except for the 15 days prior to a Participant's Annuity Purchase Date (See "Annuity Purchase Date" at page 21) during which no Purchase Payments will be accepted by MONY, an employer may make Purchase Payments during a Participant's Accumulation Period in the amount authorized by the Participant. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

     During a Participant's Accumulation Period, one's rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant's death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

RIGHTS UPON SUSPENSION OF CONTRACT OR TERMINATION OF PLAN

     403(b) Contract

     In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder discontinues Purchase Payments for a Participant, MONY shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or
(3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not MONY, to give written notice thereof to Participants.

     401(a) Contract/401(k) Contract and NQDC Contracts

     If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder's responsibility, and not MONY's, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

     457 and 408(IRA) Contracts

     If the Contractholder terminates its Plan or the Contractholder or IRA Contractholder discontinues purchase payments for a Participant or itself, MONY shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by MONY in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not AUSA, shall give notice to affected Participants.

FAILURE OF QUALIFICATION

     In the event that a Plan, Contractholder or IRA Contractholder or a Participant thereunder becomes ineligible for any previously applicable tax benefits under the Code, MONY upon notice thereof may refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant. A failure of qualification under a particular Contract shall have no effect on other issued and outstanding Contracts.

TRANSFERS

     No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

     401(a), 401(k), 403(b), 457, 408(IRA) and NQDC Contracts

     A Participant may transfer all or a portion of his/her Accumulation Account in Keynote among the various Subaccounts. No transfer charges are imposed, and there is no limit to the number of transfers permitted. While MONY has no present intention to do so, MONY reserves the right to impose transfer charges at a later date.

     Transfers from the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and 408(IRA) Contracts to a Participant's Accumulation Account under the Keynote Contracts are permitted only to the Subaccounts which invest in the Balanced Series, Equity Income Series, Equity Growth Series or Calvert Series. Transfers from a Participant's Accumulation Account under the Keynote Contracts to the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group

Fixed Annuity Contracts are permitted, subject to certain restrictions in both Contracts. Certain other restrictions which apply to transfers from the MONY
Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and 408(IRA) Contracts to the Keynote Contracts are contained in the MONY Section 403(b), Section 401(a), Section 401(k) and NQDC Group Fixed Annuity and Section 408(IRA) Contracts.

     Transfers may be made in writing or by telephoning (914) 697-8000. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by MONY may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. MONY will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that MONY fails to use reasonable procedures to verify the genuineness of telephone instructions, MONY may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

                            RIGHTS RESERVED BY MONY

     Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, MONY reserves the right to make the following changes:

     (1) To operate Keynote in any form permitted under the 1940 Act or in any other form permitted by law;

     (2) To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

     (3) To transfer any assets in a Subaccount of Keynote to another Subaccount of Keynote, or to one or more separate accounts, or to MONY's general account to the extent permitted by law or to add, combine or remove Subaccounts in a separate account;

     (4) To substitute, for the interests in a series of Diversified Investors Portfolios or the Calvert Series held in any Subaccount, interests in another series of Diversified Investors Portfolios or interests in another investment company or any other investment permitted by law; and

     (5) To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions or as may be required or permitted by applicable laws affecting Keynote or the Contracts.

                              CREDIT OF PURCHASE PAYMENTS

     A Participant's initial Purchase Payment will be credited to the Participant's Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (1) two business days after receipt of the Purchase Payment by MONY at 4 Manhattanville Road, Purchase, New York 10577, if the contract application and/or Participant's enrollment form is complete upon receipt, or (2) two business days after an application and/or enrollment form which is incomplete upon receipt by MONY is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and
(ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to MONY retaining the Purchase Payment until such information is made complete.

     Subsequent Purchase Payments will be credited to the Participant's Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by MONY.

ALLOCATION OF PURCHASE PAYMENTS

     Upon receipt of a Purchase Payment, it will be credited to the Subaccount designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the

Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

     Allocation instructions may be changed at any time by sending to MONY a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by MONY. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. MONY reserves the right to limit a Participant's right to change allocation instructions to four times a calendar year.

DETERMINATION OF UNIT VALUE

     The Unit value for each of the Subaccounts was established at $10 for the first Valuation Date. The Unit value for a Subaccount for any subsequent Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

     (a) is the aggregate net asset value on the Valuation Date of all investments by the Subaccount in the series of Diversified Investors Portfolios or the Calvert Series in which the Subaccount invests, and

     (b) is the mortality and expense risk charge accrued as of that Valuation Date, and

     (c) is the total number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

                                 DEATH BENEFIT


     Under a Section 403(b), Section 457 and Section 408(IRA) Contract, if a Participant dies before the Annuity Purchase Date (See "Annuity Purchase Date" on page 21), the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum. If the beneficiary is under the age of 75 at the time of the Participant's death, the beneficiary may elect to have this lump sum applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under a
Section 401(a) and/or Section 401(k) Contract, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving a
Section 401(a) and/or Section 401(k) Contract, reference must be made to the underlying Plan for particulars.


     If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed within five (5) years after the date of death, or if payable to a designated beneficiary must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, within one year after the date of death. If the beneficiary is the Participant's spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 70 1/2; if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

     If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant's death is received by MONY. If a Fixed Annuity is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary's Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

     For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, the remaining value will be paid in the following order: Participant's (1) spouse,
(2) children, (3) parents, (4) siblings and (5) estate.

     For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

                   REDEMPTION DURING THE ACCUMULATION PERIOD


     For Section 403(b), Section 457 and Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge. (See "Federal Income Tax Status" on page 25.)


     The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by MONY is received by MONY. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.

     A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of the interests in Diversified Investors Portfolios or Calvert Series held by Keynote is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.


     A withdrawal will generally have federal income tax consequences which may include penalties. (See "Federal Income Tax Status" on page 25.)


     With respect to Section 401(a) and Section 401(k) or NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited; however, in each instance the underlying Plan document should be consulted to determine what options, if any, are available.

                                PAYMENT OPTIONS


     With respect to Section 403(b), Section 457 and Section 408(IRA) Contracts, unless a Fixed Annuity as described at page 22 is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one's Accumulation Account had been received by MONY on his/her Annuity Purchase Date. (See above for, "Redemption During the Accumulation Period".) However, Section 401(a) and Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details. For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for his surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.


ANNUITY PURCHASE DATE

     The Annuity Purchase Date is the first day of the month coincident with or following the receipt by MONY of written notice, submitted through the Participant's employer, of the Participant's retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule, benefits must begin no later than April 1 of the calendar year following the year in which the Participant attains age 70 at which time an election to receive an annuity or lump sum benefit must be made.

     In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by MONY of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election.

     For Section 408(IRA) Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

FIXED ANNUITY

     Fixed Annuity payments are not made from Keynote but are made from the general account of MONY which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this Prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this Prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

FIXED ANNUITY OPTIONS

     The following Fixed Annuity options may be available:

      (i) Life Annuity -- Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment.

      (ii) Life Annuity With Period Certain -- Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be any number of years between 5 and 20 inclusive.

     (iii) Specified Fixed Period Annuity -- Annuity payments will be made for a specified fixed period elected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for any number of years between 10 and 30 years inclusive.

      (iv) Contingent Annuity -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant") with payments continued during the remaining lifetime of the contingent annuitant. Annuity payments to the contingent annuitant may be made in the same amount paid while both annuitants lived or a lesser percentage of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

          If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

      (v) Contingent Annuity With Period Certain -- Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person ("contingent annuitant"). Annuity payments to the contingent annuitant may be in the same amount as paid to the annuitant or a lessor percentage of that amount and will be made for a period certain of any number of years between 5 and 20 years inclusive.

     The Life Annuity With Period Certain and the Specified Fixed Period Annuity may only be elected for a number of years that will not exceed an annuitant's life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.

     The annuity purchase rates for these Fixed Annuity benefits shall not exceed, during the first 10 years of the Contracts, the maximum rates set forth in the Contracts. Thereafter, the annuity purchase rate will be the rate declared by MONY for all Fixed Annuity benefits purchased under the applicable Contract in the same Contract Year in which the Annuity Purchase Date occurs. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant's Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected.

PAYMENTS TO A BENEFICIARY FOLLOWING THE ANNUITANT'S DEATH

     If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, MONY shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

     The annuitant's beneficiary may direct in writing to MONY that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date MONY receives written notice of the beneficiary's election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant's Fixed Annuity.

                                 VOTING RIGHTS

     The assets held in the Subaccounts of Keynote will be invested in the corresponding series of Diversified Investors Portfolios or the Calvert Series. MONY is the legal holder of these interests and shares held in a Subaccount and as such has the right to vote to elect the governing Boards of Diversified Investors Portfolios and the Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, MONY will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders, IRA Contractholders and NQDC Contractholders. The record date for any such vote shall be selected by the governing Boards of Diversified Investors Portfolios or the Calvert Series. MONY will furnish Contractholders, IRA Contractholders and NQDC Contractholders with the proper forms to enable them to give it these instructions.

     Each Contractholder, IRA Contractholder and NQDC Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Subaccount of Keynote, with fractional votes for amounts less than $100. These votes, represented as votes per $100 of Accumulation Account value in each Subaccount of Keynote, are converted into a proportionate number of votes in beneficial interests in a series of Diversified Investors Portfolios or shares of the Calvert Series. Interests held in each Subaccount for which no timely instructions from Contractholders, IRA Contractholders or NQDC Contractholders are received will be voted by MONY in the same proportion as those interests in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, MONY may elect to vote in its own right.

     A Participant will have the right to instruct the Contractholder, IRA Contractholder or NQDC Contractholder with respect to interests in the series of Diversified Investors Portfolios or the Calvert Series attributable to his/her portion of the Accumulation Account held in each Subaccount of Keynote.

Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Subaccount of Keynote and stating his/her right to instruct the Contractholder as to how to vote such interest. MONY will provide voting instruction materials to the Contractholder, IRA Contractholder or NQDC Contractholder and to the Participants.

     The Contractholder, IRA Contractholder and NQDC Contractholder shall provide voting instructions to MONY with respect to interests attributable to the Accumulation Account values held in a Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder, IRA Contractholder or NQDC Contractholder will instruct MONY to vote these interests in the same proportion as those shares for which instructions from Participants are received.

     Matters on which the Contractholder, IRA Contractholder or NQDC Contractholder may give voting instructions include the following: (1) election of the governing Boards Diversified Investors Portfolios or the Fund; (2) ratification of the independent accountant of Diversified Investors Portfolios or the Calvert Series; (3) approval of any change in the Investment Advisory Agreement or any Subadvisory Agreement for a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); (4) any change in the fundamental investment policies of a series of Diversified Investors Portfolios or the Calvert Series corresponding to the Contractholder's, IRA Contractholder's or NQDC Contractholder's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of Diversified Investors Portfolios or the Calvert Series. With respect to approval of the Investment Advisory Agreements or Subadvisory Agreements or any change in a fundamental investment policy, Contractholders, IRA Contractholders and NQDC Contractholders participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

     MONY may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the series of Diversified Investors Portfolios or the Calvert Series, or to approve or disapprove an investment adviser or principal underwriter for one or more series of Diversified Investors Portfolios or the Calvert Series. In addition, MONY may disregard voting instructions that would require changes in the investment objectives or policies of any series of Diversified Investors Portfolios or the Calvert Series or in an investment adviser or principal underwriter for Diversified Investors Portfolios or the Calvert Series, if MONY reasonably disapproves those changes in accordance with applicable federal regulations. If MONY disregards voting instructions, it will advise Contractholders, IRA Contractholders, NQDC Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders, IRA Contractholders, NQDC Contractholders and Participants.


                         DISTRIBUTION OF THE CONTRACTS



     AXA Advisors, LLC ("AXA Advisors") serves as both the distributor and principal underwriter of the Contracts. AXA Advisors (the successor to EQ Financial Consultants, Inc.) is an affiliate of MONY and AXA Equitable Life Insurance Company ("AXA Equitable"), is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors also acts as distributor and principal underwriter for other AXA Equitable and MONY annuity products.



     The Contracts are no longer sold, but Purchase Payments may be made under the existing Contracts. The maximum commission currently paid is 1% of additional Purchase Payments.



     Prior to June 6, 2005, MONY Securities Corporation ("MSC") served as both the distributor and principal underwriter of the Contracts. The Contracts were sold by registered representatives of MSC, and by financial professionals of other broker-dealers that entered into agreements with MSC. Effective June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors and AXA Advisors replaced MSC as both distributor and principal underwriter of the Contracts.

                           FEDERAL INCOME TAX STATUS



     The Contracts were originally designed for use to fund retirement plans which may or may not be qualified under specified provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Participant or beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon MONY's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.



     These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.



     MONY does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.


TAX TREATMENT OF MONY

     MONY is taxed as a life insurance company under Part I, Subchapter L of the Code. Investment income from the assets of Keynote are reinvested and taken into account in determining the value of Keynote. Under existing federal income tax law, the investment income of Keynote, including realized capital gains, is substantially not taxed to MONY.


TAXATION OF ANNUITIES IN GENERAL



     The Contracts were originally designed for use in connection with specified tax qualified plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to specified tax qualified plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for non-qualified Contracts if the Contractholder is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Participant as ordinary income except to the extent of:



     - Participant after-tax contributions (in the case of certain qualified plans), or



     - Contractholder contributions (in the case of non-qualified contracts owned by individuals).



     Contractholders, Participants and beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under non-qualified contracts and under any tax qualified plan in connection with which the Contract is purchased. For qualified Contracts, among other things individuals should discuss with their tax advisors are the "required minimum distribution rules" which generally require distributions to be made after age 70 1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding tax qualified plans.



     Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to a Contractholder (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of Contracts or otherwise. None of these rules affects tax qualified plans.



SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS



     A Contractholder who fully surrenders a Contract is taxed on the portion of the payment that exceeds the cost basis in the Contract. For non-qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For qualified Contracts used to fund tax qualified plans, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A beneficiary entitled to receive a lump sum death benefit upon the death of the Participant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the beneficiary elects to receive annuity payments within 60 days of the Participant's death, different tax rules apply. (See "Annuity payments" below.)



     Partial redemptions or withdrawals received under non-qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial redemptions used to fund a tax qualified plan, payments are generally prorated between taxable income and non-taxable return of investment.



     Because of the cost basis of qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.



     A Contractholder who assigns or pledges a non-qualified contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.



ANNUITY PAYMENTS



     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Contracts funding certain tax qualified plans the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Participant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Participant does not live to life expectancy.



PENALTY TAX



     Payments received by Contractholders, Participants, and beneficiaries may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is imposed on amounts received before the taxpayer attains age 59 1/2. Exceptions may apply for distributions on account of death, disability, among others. MONY will withhold and remit to the United States government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Contractholder, Participant or beneficiary



          (1) provides his or her taxpayer identification number to MONY, and



          (2) notifies MONY that he or she chooses not to have amounts withheld.



     Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:



          (1) Part of a series of substantially equal periodic payments (at least annually) for



             (a) the participant's life or life expectancy,



             (b) the joint lives or life expectancies of the participant and his/her beneficiary,

             (c) or a period certain of not less than 10 years;



          (2) Required minimum distributions; or



          (3) Qualifying hardship distributions.



     The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover transfer to the new plan can be made only in accordance with the terms of the old plan.

                                PERFORMANCE DATA

     From time to time the performance of one or more of the Subaccounts may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Subaccount reflects the results of the corresponding series of Diversified Investors Portfolios or the Calvert Series and recurring charges and deductions borne by or imposed on the Subaccount and on the corresponding series of the Diversified Investors Portfolios or the Calvert Series. Set forth below for each Subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this Subaccount will reflect the "yield", "effective yield" and "total return". The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The total return is calculated as shown below.

     Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth and Calvert Series Subaccounts. The performance data for these Subaccounts will reflect the "yield" and "total return". The "yield" of each of these Subaccounts refers to the income generated by an investment in that Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Subaccount. The value of each Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Series and the Subaccount Variable. "average annual total return" for each of these Subaccounts and the Money Market Subaccount refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Series and the Subaccount, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "annualized total return" data is given.

     Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, and the average annual total return will be quoted for the most recent five- and ten-year periods, or the period from the commencement of the public offering of the Contracts, if shorter. Actual total return quotations may also be advertised for other specified periods, such as calendar years and calendar quarters. Cumulative total return for periods of more than one year may also be quoted. These figures will be accompanied by the standard, average annual total return quotations.

     From time to time, any series of Diversified Investors Portfolios or the Calvert Series may provide information concerning general economic conditions and supply comparative performance data and rankings, with respect to comparable investments for the same period, for unmanaged market indices such as the Dow Jones Industrial Average and the Standard and Poor's 500, and from recognized independent sources such as Bank Rate Monitor, Money, Forbes, Barron's, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Frank Russell Universe Data, Wiesenberger Investment Companies Service, Mutual Fund Values, Mutual Fund Forecaster, VARDS and Morningstar.

     In addition, reference may be made in advertisements to various indices including, without limitation, the Standard & Poor's 500 Stock Index, Salomon Brothers Broad Investment Grade Index and Lehman Brothers Government/Corporate Bond Index, and Russell Price Driven Index, in order to provide the reader a basis of comparison for performance.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     Six Subaccounts of Keynote invest exclusively in corresponding series of Diversified Investors Portfolios. Diversified Investors Portfolios is a trust organized on September 1, 1993 under the laws of the State of New York and is registered under the 1940 Act as an open-end, diversified management investment company. The investment objectives of the series of Diversified Investors Portfolios currently available under the Contracts through such Subaccounts are as follows:

     Money Market Series: To provide liquidity and as high a level of income as is consistent with the preservation of capital, primarily through investment in money market obligations with maturities of 397 days or less. An investor's interest in any Series is neither insured nor guaranteed by the U.S. Government.

     Intermediate Government Bond Series: To provide as high a level of current income as is consistent with preservation of capital, primarily through investment in U.S. Government and U.S. Government agency and instrumentality securities with short and intermediate maturities, and high quality short-term obligations.

     Core Bond Series: To achieve the maximum total return, primarily through investment in investment grade debt securities, U.S. Government and U.S. Government agency and instrumentality securities, collateralized mortgage obligations guaranteed by these agencies or instrumentalities and high quality short-term obligations.

     Balanced Series: To provide a high total return consistent with a broad diversified mix of stocks, bonds and money market instruments.

     Value & Income Series: To provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective.

     Equity Growth Series: To provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above-average growth in earnings; current income is a secondary objective.

     There can, of course, be no assurance that any series of Diversified Investors Portfolios will achieve its investment objectives.

                             CORE/FEEDER STRUCTURE

     Each Subaccount which invests in Diversified Investors Portfolios does so through a two tier, core/feeder fund structure in which each Subaccount invests in a corresponding series of Diversified Investors Portfolios.

     In addition to selling beneficial interests to such Subaccounts, Diversified Investors Portfolios may sell beneficial interests of its series to other insurance company separate accounts, mutual funds, collective investment vehicles or institutional investors. Such investors will invest in a series of Diversified Investors Portfolios on the same terms and conditions as the applicable Subaccount and will pay a proportionate share of the Series' expenses. However, the other investors investing in such series are not required to sell their shares at the same public offering price as the Subaccount due to variations in sales commissions and other operating expenses. Therefore, Contractholders should be aware that these differences may result in differences in returns experienced by investors in the different entities that invest in each series of Diversified Investors Portfolios.

     Smaller entities investing in a series of Diversified Investors Portfolios may be materially affected by the actions of larger entities investing in that series. For example, if a large fund withdraws from a series of Diversified Investors Portfolios, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the affected series may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for any type of collective investment vehicle which has institutional or other large investors.) Also, investors with a greater pro rata ownership in a series of Diversified Investors Portfolios could have effective voting control of the operations of that series. Whenever a Subaccount is requested to vote on matters pertaining to a series of the Diversified Investors Portfolios (other than a vote to continue a series upon the withdrawal of an investor in the series), MONY, as the legal owner of all assets in the Subaccount, shall vote in accordance with the procedures set forth under "Voting Rights" at page 23, including, to the extent required by law, procedures through which MONY shall receive instructions with respect to such vote from Contractholders and/or Participants. Certain changes in the investment objectives, policies or restrictions of a series of Diversified Investors Portfolios may require that MONY withdraw a Subaccount's interest in that series. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the series). If securities are distributed, the Subaccount could incur brokerage or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Subaccount. Notwithstanding the above, there are other ways for Diversified Investors Portfolios to meet redemption requests from its investors, such as temporary borrowings.


                       INVESTMENT OBJECTIVES AND POLICIES


     Each of the Subaccounts described above seeks to achieve its investment objective by investing all of its assets in a corresponding series of Diversified Investors Portfolios, which is a diversified, open-end management investment company. The investment objective of each series of Diversified Investors Portfolios may be changed without the approval of the investors in that series, but not without written notice thereof to its investors (including a Subaccount) 30 days prior to implementing the change. MONY may withdraw the investment of a Subaccount from its corresponding series of Diversified Investors Portfolios on any Portfolio Business Day (see page 49). Upon any such withdrawal, MONY would consider what action might be taken, including the investment of all the assets of the Subaccount in another pooled investment entity having the same investment objective.


     Each series of Diversified Investors Portfolios has a different investment objective which it pursues primarily through the investment policies described below. Since each series of Diversified Investors Portfolios has a different investment objective, each can be expected to have different investment results and be subject to different market and financial risks. See "Investment Techniques and Restrictions" herein and in the Statement of Additional Information for a description of the fundamental policies of each series of Diversified Investors Portfolios that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of such series. Except as stated otherwise, all investment guidelines, policies and restrictions of each series described herein and in the Statement of Additional Information are non-fundamental.

     Each series of Diversified Investors Portfolios has a different portfolio turnover rate which is the percentage computed by dividing the lesser of portfolio purchases or sales by the average value of the series in each case excluding securities with maturities at the time of acquisition of one year or less. Brokerage expenses can be expected to be higher as a result of higher portfolio turnover rates. The rate of portfolio turnover is not a limiting factor when it is deemed appropriate to purchase or sell securities of a series.

     With respect to each series of Diversified Investors Portfolios, Diversified has contracted for certain investment advisory services with one or more subadvisers. Diversified and the subadviser(s) for a particular series of Diversified Investors Portfolios are referred to herein collectively as the "Advisers". There can be no guarantee that the investment objective of any of the series of Diversified Investors Portfolios will be met. The following sections describe the investment objective and policies of each series of Diversified Investors Portfolio currently available under the Contracts through Subaccounts.

     MONEY MARKET SERIES. The investment objective of the Money Market Series is to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Money Market Series invests primarily in high quality short-term money market instruments. Securities in which the Money Market Series invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

     In attempting to achieve its investment objective, the Money Market Series invests in such securities as U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks, and high quality commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Money Market Series may lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, and invest in securities issued by foreign banks and corporations outside the United States. The Money Market Series reserves the right to concentrate 25% or more of its total assets in obligations of banks.

     In accordance with Rule 2a-7 under the 1940 Act, the Money Market Series will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees of Diversified Investors Portfolios (the "Board of Trustees") to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (an "NRSRO") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees (collectively, "Eligible Securities").

     Eligible Securities include "First Tier Securities" and "Second Tier Securities." First Tier Securities include those that possess a rating in the highest category in the case of a single-rated security or at least two ratings in the highest rating category in the case of multiple-rated securities or, if the securities do not possess a rating, are determined to be of comparable quality by the Advisers pursuant to the guidelines adopted by the Board of Trustees. All other Eligible Securities are Second Tier Securities. The Money Market Series will invest at least 95% of its total assets in First Tier Securities.

     The NRSROs currently rating instruments of the type the Money Market Series may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited, IBCA Inc. and Thomson BankWatch, Inc., and their rating criteria are described in the Appendix to the Statement of Additional Information. The Statement of Additional Information contains further information concerning the rating criteria and other requirements governing the Money Market Series' investments, including information relating to the treatment of securities subject to a tender or demand feature and securities deemed to possess a rating based on comparable rated securities of the same issuer.

     In addition, the Money Market Series will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts (including letters of credit, guaranties or other credit support) issued by, a single issuer, except that (i) the Money Market Series may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Money Market Series may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Money Market Series' total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in Second Tier Securities will be limited to 5% of the Money Market Series' total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Money Market Series' total assets or $1,000,000. As to each security, these percentages are measured at the time the Money Market Series purchases the security.

     The Money Market Series seeks to achieve its investment objective through investments in the following types of U.S. dollar-denominated money market instruments.

     BANK OBLIGATIONS. The Money Market Series may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit, which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Money Market Series are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Money Market Series will not invest more than 10% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are illiquid or not readily marketable. The Money Market Series may also invest in certificates of deposit and time deposits issued by foreign banks outside the United States.

     The Money Market Series may also invest in bankers' acceptances and other short-term obligations. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations which have either fixed, floating or variable interest rates.

     To the extent the Money Market Series' investments are concentrated in the banking industry, the Money Market Series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on investments in the Money Market Series could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry, as well as with other types of financial institutions. The Money Market Series, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

     U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, may be supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Money Market Series will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal. The Money Market Series itself, and its share price and yield, are not guaranteed by the U.S. Government. For additional information on U.S. Government securities, see "Diversified Investors Portfolios" in the Statement of Additional Information.

     COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Money Market Series will consist only of U.S. dollar-denominated direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Money Market Series may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes issued by domestic corporations.

     The Money Market Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
     Section 3(a)(3) of the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

     UNSECURED PROMISSORY NOTES. The Money Market Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Money Market Series' investment objective. The Notes purchased by the Money Market Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of Diversified Investors Portfolios, or by the Advisers on its behalf, to present minimal credit risks and will meet the quality criteria set forth above. The Money Market Series will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Money Market Series cannot exercise the demand feature described in the Statement of Additional Information and as to which there is no secondary market).

     RESTRICTED SECURITIES. The Money Market Series may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be illiquid and, thus, the Money Market Series may not purchase them to the extent that more than 10% of the value of its net assets would be invested in illiquid securities. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for such securities held by the Money Market Series, the Money Market Series intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees of Diversified Investors Portfolios. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Money Market Series' investing in such securities may have the effect of increasing the level of illiquidity in the Money Market Series during such period.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements involve the acquisition by the Money Market Series of an underlying debt instrument subject to an obligation of the seller to repurchase, and the Money Market Series to resell, the instrument at a fixed price, usually not more than one week after its purchase. The Money Market Series or a sub-custodian will have custody of securities acquired by the Money Market Series under a repurchase agreement.

     Repurchase agreements may be entered into for the Series with sellers which are usually member banks of the Federal Reserve System or member firms of the New York Stock Exchange (or a subsidiary thereof). Such transactions afford an opportunity for the Series to earn a return on available cash with minimal market risk. Certain costs may be incurred by the Money Market Series in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Money Market Series may be delayed or limited. The Money Market Series will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered collateralized loans under the 1940 Act.

     The Money Market Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Money Market Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Money Market Series may decline below the repurchase price of those securities.

     FOREIGN SECURITIES. The Money Market Series may invest in U.S. dollar-denominated foreign securities issued outside the United States, such as obligations of foreign branches and subsidiaries of domestic banks and foreign banks, including Eurodollar certificates of deposit, Eurodollar time deposits and Canadian time deposits, commercial paper of Canadian and other foreign issuers, and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their agencies or instrumentalities. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. For a complete description of foreign securities the Money Market Series may purchase, see "Diversified Investors Portfolios -- Investment Policies" in the Statement of Additional Information.

     CERTAIN OTHER OBLIGATIONS. In order to allow for investments in new instruments that may be created in the future, upon MONY supplementing this Prospectus, the Money Market Series may invest in obligations other than those listed previously, provided such investments are consistent with the investment objective, policies and restrictions of the Money Market Series.

     The Statement of Additional Information includes a discussion of additional investment techniques such as zero coupon obligations, variable rate and floating rate securities, participation interests, guaranteed investment contracts and when-issued and forward commitment securities. The Statement of Additional Information also includes a discussion of non-fundamental investment policies, as well as a listing of specific investment restrictions which constitute fundamental policies of the Money Market Series and which cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940
     Act) of the Money Market Series. See "Diversified Investors
     Portfolios -- Investment Restrictions" in the Statement of Additional Information.

     INTERMEDIATE GOVERNMENT BOND SERIES. The investment objective of the Intermediate Government Bond Series is to provide as high a level of current income as is consistent with the preservation of capital. The yield of the Intermediate Government Bond Fund Series normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Intermediate Government Bond Series pursues its investment objective primarily by investing in U.S. Government obligations and high quality short-term obligations (including corporate bonds and reverse repurchase agreements).


     The Advisers attempt to maintain the Intermediate Government Bond Series' "duration" between one and five years, which means that the Intermediate Government Bond Fund Series' overall sensitivity to interest rates should be similar to that of bonds and notes with remaining average maturities from one to five years. The Intermediate Government Bond Series' dollar-weighted average effective maturity (or dollar-weighted average life in the case of mortgage-backed securities) is generally between three and ten years under normal conditions. The Intermediate Government Bond Series may hold individual securities with remaining maturities of up to thirty years.


     Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the duration of the Intermediate Government Bond Series will vary to reflect the Advisers' assessments of prospective changes in interest rates. The Advisers' strategy will be to adjust the duration of the Intermediate Government Bond Fund Series so that the Intermediate Government Bond Series may benefit from relative price appreciation when interest rates decline and may protect capital value when interest rates rise. The success of this strategy will depend on the Advisers' ability to manage the Intermediate Government Bond Fund Series through changes in interest rates, and there is a risk that the value of the securities held by the Intermediate Government Bond Series will decline.

     The following is a discussion of the various investments of and techniques employed by the Intermediate Government Bond Series. Additional information about the investment policies of the

Intermediate Government Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Intermediate Government Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Intermediate Government Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Intermediate Government Bond Series may invest up to 100% of its assets in these instruments.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities may be held to provide a reserve for future purchases of securities during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. The Intermediate Government Bond Series limits its short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees to present minimal credit risks and which are of "high quality" as determined by a major rating service or, in the case of instruments which are not rated, are of comparable quality pursuant to procedures established by the Board of Trustees. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements and reverse repurchase agreements may be entered into for the Intermediate Government Bond Series. See "Repurchase Agreements and Reverse Repurchase Agreements" under Money Market Series.

     The Intermediate Government Bond Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Intermediate Government Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale unless a dealer or institutional trading market in such securities exists, in which case such restricted securities would be considered exempt from such 15% limit. Under the supervision of the Board of Trustees, the Advisers determine the liquidity of restricted securities and, through reports from the Advisers, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Intermediate Government Bond Series could be adversely affected. See "Restricted Securities" above under Money Market Series.

     OPTIONS AND FUTURES CONTRACTS. The Intermediate Government Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Intermediate Government Bond Series' investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Intermediate Government Bond Series may invest in options (including over-the-counter options) and futures contracts based on any type of security or index related to its investments.

     Options and futures can be volatile investments, and involve certain risks. If the Advisers apply a hedge at an inappropriate time or judge interest rates incorrectly, options and futures strategies may lower the Intermediate Government Bond Series' return. The costs of hedging are not reflected in the Intermediate Government Bond Series' yield but are reflected in the Intermediate Government Bond Series' total return. The Intermediate Government Bond Series' could also experience losses if its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

     The Intermediate Government Bond Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described under "Diversified Investors Portfolios" in the Statement of Additional Information. Nevertheless, the Intermediate Government Bond Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Intermediate Government Bond Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Intermediate Government Bond Series, the Advisers may purchase securities for the Intermediate Government Bond Series on a "when-issued" or on a "forward delivery" basis, which means that the obligations would be delivered to the Intermediate Government Bond Series at a future date beyond customary settlement time. Under normal circumstances, the Intermediate Government Bond Series would take delivery of such securities. In general, the Intermediate Government Bond Series would not pay for the securities until they are received, and would not start earning interest on the obligations until the contractual settlement date. While awaiting delivery of the obligations purchased on such basis, the Intermediate Government Bond Series would establish a segregated account consisting of cash, cash equivalents or high grade liquid debt securities equal to the amount of its commitments to purchase "when-issued" securities. An increase in the percentage of the Intermediate Government Bond Series' assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.


     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Intermediate Government Bond Series may also utilize the following investments and investment techniques and practices: investments in foreign securities, options on futures contracts, foreign currency exchange transactions, options on foreign currencies. See "Diversified Investors Portfolios" in the Statement of Additional Information for further information.


     CORE BOND SERIES. The investment objective of the Core Bond Series is to achieve the maximum total return. The Core Bond Series' yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund. The Core Bond Series pursues its investment objective by investing in investment grade debt securities, U.S. Government obligations, including U.S. Government agency and instrumentality obligations and collateralized mortgage obligations guaranteed by these agencies and high quality short-term obligations (including repurchase agreements and reverse repurchase agreements). At least 65% of the Series' assets is invested in U.S. Government securities, corporate bonds and short-term instruments.


     The Advisers attempt to maintain the Core Bond Series' "duration" between three and ten years, which means that the Core Bond Series' overall sensitivity to interest rates should be slightly more then that of bonds and notes with remaining average maturities from three to fifteen years. The Core Bond Series' dollar-weighted average effective maturity (or dollar-weighted average life in the case of mortgage-backed securities) may be longer than fifteen years from time to time, but will not exceed thirty years under normal conditions.


     Since the value of fixed income securities generally fluctuates inversely with changes in interest rates, the duration of the Core Bond Series will vary to reflect the Advisers' assessments of prospective changes in interest rates. The Advisers' strategy will be to adjust the duration of the Core Bond Series so that the Core Bond Series may benefit from relative price appreciation when interest rates decline and may protect capital value when interest rates rise. The success of this strategy will depend on the Advisers' ability to manage the Core Bond Series through changes in interest rates, and there is a risk that the value of the securities held by the Core Bond Series will decline.

     The following is a discussion of the various investments of and techniques employed by the Core Bond Series. Additional information about the investment policies of the Core Bond Series appears under "Diversified Investors Portfolios" in the Statement of Additional Information.

     U.S. GOVERNMENT AND AGENCY SECURITIES. The Core Bond Series may invest in U.S. Government securities. See "U.S. Government and Agency Securities" above under Money Market Series.

     The Core Bond Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Core Bond Series may invest up to 100% of its assets in these instruments.

     CORPORATE BONDS. The Core Bond Series may purchase debt securities of United States corporations only if they carry a rating of at least Baa from Moody's or BBB from S&P or which, if not rated by these rating agencies, are judged by the Advisers to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade securities. See the Appendix to the Statement of Additional Information for an explanation of these ratings.

     FOREIGN SECURITIES. The Core Bond Series may invest in securities of foreign issuers. The Core Bond Series' investments in unlisted foreign securities are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for the Core Bond Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risks of incurring losses if rates do not move in the direction anticipated.

     SHORT-TERM INSTRUMENTS. Cash, commercial paper, short-term obligations, repurchase agreements, bank certificates of deposit or other forms of debt securities may be held to provide a reserve for future purchases of securities, during periods of unusual market conditions or in order to reduce volatility, or as a temporary defensive measure when the Advisers determine securities markets to be overvalued. See "Short-Term Instruments" above under Intermediate Government Bond Series.

     REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. The Core Bond Series may enter into repurchase agreements and reverse repurchase agreements. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Money Market Series. The Core Bond Series may borrow Funds for temporary or emergency purposes, such as meeting larger then anticipated redemption requests, and not for leverage.

     RESTRICTED SECURITIES. The Core Bond Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under Money Market Series.

     OPTIONS AND FUTURES CONTRACTS. The Core Bond Series may buy and sell options and futures contracts to manage its exposure to changing interest rates and securities prices. See "Options and Futures Contracts" above under Intermediate Government Bond Series. The Core Bond Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional

     Information. Nevertheless, the Core Bond Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Core Bond Series.

     DELAYED DELIVERY TRANSACTIONS. In order to help ensure the availability of suitable securities for the Core Bond Series, the Advisers may purchase securities for the Core Bond Series on a "when-issued" or on a "forward delivery" basis, which means that the Securities would be delivered to the Core Bond Series at a future date beyond customary settlement times. See "Delayed Delivery Transactions" above under Intermediate Government Bond Series.

     OTHER INVESTMENTS AND INVESTMENT TECHNIQUES. The Core Bond Series may also utilize the following investments and investment techniques and practices: options on futures contracts and options on foreign currencies. The Core Bond Series does not intend to utilize any of these investments or techniques to the extent of more than 5% of its assets. See the Statement of Additional Information for further information.

     BALANCED SERIES. The investment objective of the Balanced Series is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments. The Balanced Series pursues its investment objective by investing in a managed mix of common stocks (and/or equivalents including American Depository Receipts), preferred stocks, debt securities of U.S. domiciled corporations, U.S. government securities, commercial paper of U.S. corporations, and bank obligations. The Advisers will determine the proportions of each type of investment to achieve an asset mix they believe appropriate for an investor who desires diversification of investment. The Balanced Series will vary the proportion of each type of asset purchased according to the Advisers' interpretations of changes in economic conditions and the sensitivity of each type of investment to those changes. The Advisers seek to shift emphasis among stocks, bonds and short-term instruments to maximize participation in positive markets and preservation of capital in negative markets and otherwise in response to market conditions.


     The Balanced Series policy is to invest its assets in a broad list of equity and fixed income securities, such as common stocks, preferred stocks and bonds, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a right to purchase common stock by means of a conversion privilege or attached warrants. The Balanced Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. However, at least 25% of the total assets of the Balanced Series are always invested in fixed income senior securities including debt securities and preferred stock. In selecting common stocks, emphasis is placed on investing in established companies with market capitalizations of $100,000,000 or more and seasoned management teams. Most of the Balanced Series' non-convertible long-term debt investments consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch), although unrated debt securities may be purchased and held if they are judged by the Advisers to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P or Fitch may have speculative characteristics. Changes in economic conditions or other circumstances may weaken more severely the capacity of issuers of Baa or BBB securities to make principal and interest payments than in the case for issuers of higher grade bonds. Less than 5% of the Balanced Series investments consist of securities rated Baa by Moody's or BBB by S&P or Fitch. For a description of these ratings, see the Appendix to the Statement of Additional Information.


     The Balanced Series may invest a portion of its assets in short-term U.S. Government securities with remaining maturities of one year or less and repurchase agreements relating thereto. When the Advisers believe market conditions warrant a temporary defensive position, the Balanced Series may invest up to 100% of its assets in these instruments or other money market instruments.

     VALUE & INCOME SERIES. The investment objective of the Value & Income Series is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yields; capital appreciation is a secondary objective. The Value & Income

Series seeks to achieve its investment objective by investing primarily in a diversified portfolio of stocks of companies which, in the opinion of the Advisers, are fundamentally sound financially and which pay relatively high dividends on a consistent basis. The Advisers attempt to manage the Value & Income Series so that it will out-perform other equity income funds in negative markets. As a result of this objective, the Income Series may underperform relative to other equity income funds in positive markets. The Value & Income Series invests primarily in common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Value & Income Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Value & Income Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Value & Income Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Value & Income Series may vary the percentage of assets invested in any one type of security in accordance with the Advisers' interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values. It is contemplated that most of the Value & Income Series' non-convertible long-term debt investments will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P). However, the Value & Income Series may also invest not more than 25% of its assets in fixed income securities which either are rated in lower than "investment grade" categories by either Moody's or S&P or are unrated when, in the opinion of the Advisers, such an investment presents a greater opportunity to achieve the Value & Income Series' investment objective with comparable risk to an investment in "investment grade" securities. Securities rated Baa by Moody's or BBB by S&P may have speculative risk characteristics.

     Non-Investment Grade Obligations. Non-investment grade obligations (those that are rated Ba or lower by Moody's or BB or lower by S&P or comparable unrated obligations), commonly referred to as "junk bonds", are speculative in nature. Risks associated with junk bonds are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on the Value & Income Series' net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for junk bonds and adversely effect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a debt obligation held by the Value & Income Series defaulted, the Value & Income Series could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of junk bonds held by the Value & Income Series, especially in a thinly traded market. For a description of ratings of debt obligations which may be purchased by the Value & Income Series, see the Appendix to the Statement of Additional Information.

     EQUITY GROWTH SERIES. The investment objective of the Equity Growth Series is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with potential for above average growth in earnings and dividends; current income is a secondary objective. The Equity Income seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks, but may also invest in other types of securities such as preferred stocks, convertible and non-convertible bonds, warrants and foreign securities including American Depository Receipts. Under normal circumstances, at least 80% of the assets of the Equity Income are invested in equity securities and related investments. This is a fundamental investment policy and may not be changed without investor approval. The Equity Growth Series invests primarily in stocks of companies that have a market value of all their issued and outstanding common stock of $10 to $15 billion and preferred stocks and common stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, in stocks that are traded over-the-counter. The Equity Growth Series also invests in bonds and short-term obligations as well as securities convertible into common stocks, preferred stocks, debt securities and short-term obligations. The Equity Growth Series allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

     The Equity Growth Series' policy is to invest in a broad list of equity and fixed income securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Equity Growth Series may vary the percentage of assets invested in any one type of security in accordance with the Adviser's interpretation of economic and market conditions, fiscal and monetary policy, and underlying security values. It is contemplated that most of the Equity Growth Series' non-convertible long-term debt investments will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P). However, the Equity Growth Series may also invest not more than 25% of its assets in fixed income securities which either are rated in lower than "investment grade" categories by either Moody's or S&P or are unrated when, in the opinion of the Adviser, such an investment presents a greater opportunity to achieve the Equity Growth Series' investment objective with comparable risk to an investment in "investment grade" securities. Such lower rated or unrated fixed income securities have speculative risk characteristics. See "Non-Investment Grade Obligations" above under Value & Income Series.

                     INVESTMENT TECHNIQUES AND RESTRICTIONS

INVESTMENT TECHNIQUES FOR THE BALANCED SERIES, VALUE & INCOME SERIES AND EQUITY GROWTH SERIES (COLLECTIVELY, THE "SERIES").

     Foreign Securities. Each Series' current policy is not to invest more than 25% of its assets in securities of foreign issuers, including investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying foreign securities. Each Series' investments in unlisted foreign securities, not including ADRs, are subject to the overall restrictions applicable to investments in illiquid securities. Foreign securities, including ADRs, may represent a greater degree of risk than do securities of domestic issuers due to possible exchange rate fluctuations, possible exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions (including possible withholding taxes), changes in governmental administration or economic or monetary policy (in the United States or abroad), war or expropriation. Each Series may invest up to 5% of its assets in closed-end investment companies which primarily hold foreign securities. Forward foreign currency exchange contracts may also be entered into for the purchase or sale of foreign currency solely for hedging purposes against adverse rate changes. A currency exchange contract allows a definite price in dollars to be fixed for foreign securities that have been purchased or sold (but not settled) for each Series. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     Options and Futures Contracts. Each Series may enter into transactions in futures contracts, options on futures contracts, options on securities indexes and options on securities, for the purpose of hedging each Series' securities, which would have the effect of reducing the volatility of its net asset value. In general, each such transaction involves the establishment of a position which is expected to move in a direction opposite to that of the security or securities being hedged.

     For example, each Series may sell futures contracts, or purchase put options on futures contracts, securities indexes or securities for the purpose of protecting against an anticipated decline in the value of securities held by that Series. In the event that such decline occurs, and the hedging transaction is successful, the reduced value of portfolio securities will be offset, in whole or in part, by a corresponding gain on the futures or option position. Conversely, when the Series is not fully invested in the securities market, and it expects a significant market advance, it may purchase futures contracts or call options on futures contracts, securities indexes or securities in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that that Series intends to purchase.

     The Statement of Additional Information includes further information about the transactions in futures and option contracts that may be entered into by each Series.

     Gain or loss to each Series on transactions in security index futures or options will depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements of individual securities. A securities index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Some securities index futures or options are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures or options on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Options on indexes and options on securities are traded on securities exchanges regulated by the SEC. Futures contracts and options on futures contracts are traded only on designated contract markets regulated by the Commodity Futures Trading Commission and through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. Transactions on such exchanges are cleared through a clearing corporation, which guarantees performance between the clearing members which are parties to each contract.

     Each Series currently does not intend to engage in the writing of options, except for the purpose of terminating an existing position or under the limited circumstances described in the Statement of Additional Information. Nevertheless, each Series has the authority to write options and may do so in the future if the Advisers determine that such transactions are in the best interests of the Series.

     Short-Term Instruments. Each of the Series may invest in cash, commercial paper, short-term obligations, repurchase agreements or other forms of debt securities. See "Short-Term Instruments" above under Intermediate Government Bond Series.

     Repurchase Agreements and Reverse Repurchase Agreements. Each of the Series may enter into repurchase agreements and reverse repurchase agreements and may borrow funds for temporary or emergency purposes, such as meeting larger than expected redemption requests, and not for leverage. See "Repurchase Agreements and Reverse Repurchase Agreements" above under Intermediate Government Bond Series.


     Restricted Securities. Each of the Series may not invest more than 15% of its net assets in securities that are subject to legal or contractual restrictions on resale. See "Restricted Securities" above under Intermediate Government Bond Series.


     Delayed Delivery Transactions. In order to help insure the availability of suitable securities for each of the Series the Advisers may purchase securities for each such Series on a "when-issued" or on a "forward delivery" basis. See "Delayed Delivery Transactions" above under Intermediate Government Bond Series.

     Changes to the securities of each Series are generally made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor to trading when such trading is deemed appropriate. Each Series engages in trading if it believes a transaction net of costs (including custodian charges) will help it achieve its investment objectives. The amount of brokerage commissions and realized capital gains will tend to increase as the level of portfolio activity increases. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

INVESTMENT RESTRICTIONS FOR ALL SERIES OF DIVERSIFIED INVESTORS PORTFOLIOS

     As "diversified" funds, no more than 5% of the assets of any series of Diversified Investors Portfolios may be invested in the securities of one issuer (other than U.S. Government securities), except that up to 25% of each series' assets may be invested without regard to this limitation. No series of Diversified Investors Portfolios will invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies which may not be changed without investor approval. As a nonfundamental operating policy, no more than 15% (10% in the case of the Money Market Series) of the net assets of any series may be invested in (i) securities the resale of which is restricted under federal securities laws and (ii) illiquid or not readily marketable securities (including repurchase agreements maturing in more than seven days). Additional fundamental and operating policies of Diversified Investors Portfolios are contained in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

     The Series have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Series will adhere to the following conditions whenever its securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Series may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the loaned securities were to occur, the Series would terminate the loan and regain the right to vote the securities.

                 MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Board of Trustees of Diversified Investors Portfolios provides broad supervision over the affairs of Diversified Investors Portfolios. For further information about the Trustees of Diversified Investors Portfolios, see "Diversified Investors Portfolios" in the Statement of Additional Information. A majority of the Trustees of Diversified Investors Portfolios are not affiliated with the Advisers.

     INVESTMENT ADVISORY SERVICES. Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to each series and in accordance with the investment policies described herein and in the Statement of Additional Information. Subject to such further policies as the Board of Trustees of Diversified Investors Portfolios may determine, Diversified provides general investment advice to each series. For its services under the Advisory Agreement, Diversified receives from each series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding series' average daily net assets.

                                                              COMPENSATION (%)
                         PORTFOLIO                               TO ADVISER
                         ---------                            ----------------
Money Market Portfolio......................................        0.25
Intermediate Government Bond Portfolio......................        0.35
Core Bond Portfolio.........................................        0.35
Balanced Portfolio..........................................        0.45(1)
Value & Income Portfolio....................................        0.45
Equity Growth Portfolio.....................................        0.62

(1) The Adviser is waiving a portion of its investment advisory fee.

     Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON") which is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. Diversified was incorporated in 1992 for the purpose of acting as investment adviser to Diversified Investors Portfolios.

     Diversified Investors Portfolios has obtained an exemptive order from the Securities and Exchange Commission to permit the Series to obtain the services of one or more Subadvisers without investor approval under certain circumstances. The exemptive order also permits the terms of subadvisory agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, in each case without the approval of the investors of the applicable Series, if those changes or continuation are approved by the Series' Board of Trustees. Investors in all the Series have approved the exemptive order.

     Diversified has selected Subadvisers for each series which have been approved by the Trustees of Diversified Investors Portfolios and, except as permitted by the exemptive order described above, the investors in said series and has entered into an Investment Subadvisory Agreement with each Subadviser. It is the responsibility of a Subadviser to make the day-to-day investment decisions of the series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of Diversified. Each Subadviser makes the investment selections for its respective series consistent with the guidelines and directions set by Diversified and the Board of Trustees of Diversified Investors Portfolios. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding series' investments and effecting securities transactions for a series.

     Following is a brief description of the subadivisers, including information they have provided about certain of their investment personnel. The Statement of Additional Information contains additional information about the compensation of such persons, other accounts managed by each such person, and each such person's ownership of securities of the Funds with respect to which such person has or shares management responsibility.

     The subadvisers are as follows:

MONEY MARKET FUND:           GE Asset Management, Incorporated ("GEAMI"). GEAMI
                             was formed 1988 and has been a registered investment adviser since 1988. The principal business address of GEAMI is 3001 Summer Street, P.O. Box 120031, Stamford, Connecticut 06912-0031.

                             Donald Duncan, Richard Annunziato, and James Gannon are responsible for the day-to-day supervision of the Money Market Fund on behalf of GEAMI. Mr. Duncan is a Vice President and Portfolio Manager at GEAMI, and has been with the firm since 1990. Mr. Annunziato is an Assistant Portfolio Manager at GEAMI, and has been with the firm since 2002. Prior to joining GEAMI, Mr. Annunziato was employed by Credit Suisse Asset Management and Salomon Smith Barney as a fixed income credit analyst. Mr. Gannon is an Assistant Portfolio Manager at GEAMI, and has been at the firm since 1995.

                             Mr. Duncan is the lead portfolio manager with oversight over the Money Market Fund. Mr. Annunziato and Mr. Gannon work jointly and collaboratively with other members of the GEAMI team and each has discretionary authority with respect to portions of the Money Market Fund, although Mr. Duncan has the authority to veto certain investment decisions made by Mr. Annunziato and Mr. Gannon.


INTERMEDIATE
GOVERNMENT BOND FUND:        Allegiance Investment Management, L.L.C. Allegiance
                             was formed in 2001. Its predecessor, Allegiance
                             Capital, Inc., was formed in 1988. All of Allegiance Capital, Inc.'s assets were subsequently transferred to Allegiance. Allegiance has been a registered investment adviser since 2002. The principal business address of Allegiance is 300
                             Pacific Coast Highway, Suite 302, Huntington Beach,
                             California 92648. William K. Mawhorter, Martin D.
                             Standish, Bryan Scordamaglia, Ion Dan, and Ashley
                             Mawhorter are the five individuals who have the most significant responsibility for the day-to-day supervision of the Intermediate Government Bond
                             Fund on behalf of Allegiance.


                             Mr. Mawhorter is the Managing Director and Chief Investment Officer of Allegiance, and has been with the firm since 1988. Mr. Standish is the Director of Structured Products for Allegiance, and has been with the firm since 1998. Mr. Scordamaglia is a credit sector analysts and portfolio manager at Allegiance, and has been with the firm since 2002. Prior to joining Allegiance, Mr. Scordamaglia was a senior research associate for the Trust Company of the West. Mr. Dan and Ms. Mawhorter are analysts for Allegiance. Mr. Dan has been with the firm since 2001. Prior to joining Allegiance, Mr. Dan was a junior trader for PCX Options. Ms. Mawhorter has been with the firm since 2003. Ms. Mawhorter began her career in the financial services industry in 2001 at

                             Salomon Smith Barney, where she was a sales and trading analyst. Prior to joining Salomon Smith Barney, Ms. Mawhorter was a student at the University of Southern California. Allegiance makes all of its primary portfolio decisions through an Investment Committee and, therefore, decisions are made independent of the participation of any single investment professional. Each member of the Allegiance team is a voting member of the firm's Investment Committee.


CORE BOND FUND:              BlackRock Advisors, Inc. BlackRock was formed in
                             1988 and was acquired by PNC Financial Services
                             Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1988.
                             The principal business address of BlackRock is 100
                             Bellevue Parkway, Wilmington, Delaware 19809.

                             Scott Amero and Keith Anderson are responsible for the day-to-day supervision of the Core Bond Fund on behalf of BlackRock. Mr. Anderson is a Managing Director, the Chief Investment Officer for Fixed Income, a member of BlackRock's Management Committee and Chairman of the Investment Strategy Group at BlackRock, and has been with the firm since 1988. Mr. Amero is a Managing Director, head of Global Credit research and a member of BlackRock's Management Committee and Investment Strategy Group, and has been with the firm since 1990.

                             Mr. Anderson is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios, including the Core Bond Fund. In this capacity, he coordinates BlackRock's team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors worldwide. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios, including the Core Bond Fund.


BALANCED FUND:
GOLDMAN SACHS ASSET
MANAGEMENT, L.P.
WESTERN ASSET
  MANAGEMENT
  COMPANY
WESTERN ASSET
  MANAGEMENT
  COMPANY LIMITED            Goldman Sachs Asset Management, L.P. Goldman Sachs
                             Asset Management has been registered as an investment adviser with the Securities and Exchange
                             Commission since 1990 and is an affiliate of Goldman, Sachs & Co. The principal business address of Goldman Sachs Asset Management, L.P. is 32 Old
                             Slip, New York, New York 10005.



                             Melissa Brown and Robert C. Jones are responsible for the day-to-day supervision of the Balanced Fund on behalf of Goldman Sachs Asset Management. Ms. Brown is a senior portfolio manager at Goldman Sachs Asset Management, and has been with the firm for over five years. Mr. Jones is the Chief Investment Officer of Quantitative Equity Strategies at Goldman Sachs Asset Management, and has been with the firm for over five years. Ms. Brown and Mr. Jones have joint responsibility with respect to all aspects of the Balanced Fund.

                             Western Asset Management Company ("WAMCO"). WAMCO was founded in 1971 and is a wholly-owned subsidiary of Legg Mason, Inc. The principal business address of WAMCO is 385 East Colorado Boulevard, Pasadena, California 91101.



                             S. Kenneth Leech and Stephen A. Walsh are responsible for the day-to-day supervision of the Balanced Fund on behalf of WAMCO. Mr. Leech is the Chief Investment Officer of WAMCO, and has been with the firm since 1993. Mr. Walsh is a Deputy Chief Investment Officer at WAMCO, and has been with the firm since 1992. Mr. Moody is a Portfolio Manager at WAMCO and has been with the firm since 1986. Mr. Eichstaedt is a Portfolio Manager at WAMCO and has been with the firm since 1994.



                             Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Balanced Fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Balanced Portfolio invests. Mr. Moody and Mr. Eichstaedt are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.



                             Western Asset Management Company Limited
                             ("WAML"). WAML has managed fixed income assets since 1984, and has been a registered investment adviser since that time. WAML is a wholly-owned subsidiary of Legg Mason, Inc. The principal business address of WAML is 10 Exchange Square, Primrose Street, London, England EC2A 2EN.



                             WAML is responsible for providing advice regarding the management of the Balanced Fund's foreign fixed income investments. S. Kenneth Leech and Stephen A. Walsh serve as co-team leaders responsible for the day-to-day strategic oversight of the fixed income investments of the Balanced Portfolio on behalf of WAML. Mr. Leech and Mr. Walsh also serve as co-team leaders for the Balanced Fund on behalf of WAMCO, as described above.



VALUE & INCOME FUND
ALLIANCEBERNSTEIN LP
TCW INVESTMENT
     MANAGEMENT COMPANY      AllianceBernstein LP ("Alliance"). Alliance Capital
                             Management is the general partner of Alliance, and Alliance Capital Management Holding L.P. and AXA
                             Financial Inc. own approximately 30% and 50% of Alliance, respectively, as limited partners.
                             Alliance has been a registered investment adviser since August 13, 1999. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.



                             In December 2003, Alliance announced that it had reached terms with the New York State Attorney General and the Staff of the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in certain of its mutual funds. The Funds believe that none of the regulatory claims involved any activities related to the Value & Income Fund.

                             Marilyn Fedak, John Mahedy, John Phillips, and Chris Marx are the four individuals who have the most significant responsibility for the day-to-day supervision of the Value & Income Portfolio on behalf of Alliance. Ms. Fedak is the Co-Chief Investment Officer -- US Value Equities and Chairman of the US Value Investment Policy Group, and has been with the firm since 1984. Mr. Mahedy is the Co-Chief Investment Officer -- US Value Equities and Director of Research for the US Value Equities, and has been with the firm since 1995. Mr. Phillips is a Senior Portfolio Manager, and has been with the firm since 1994. Mr. Marx is a Senior Portfolio Manager, and has been with the firm since 1997. Ms. Fedak, Mr. Mahedy, Mr. Phillips, and Mr. Marx are members of Alliance's US Value Investment Policy Group, which manages a portion of the Value & Income Portfolio. Ms. Fedak is the lead member of the team; however, no one member has primary responsibility for making investment decisions.




                             TCW Investment Management Company ("TCW"). TCW was formed in 1987 and has been a registered investment advisor since 1987. TCW is an indirect subsidiary of The TCW Group, Inc. which is, in turn, and indirect subsidiary of Societe Generale, S.A. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, California 90014.

                             Diane E. Jaffee, the Group Managing Director of TCW since 2001, is responsible for the day-to-day supervision and management of the Value & Income Fund. Prior to joining TCW, Ms. Jaffee was an investment officer at SG Cowen Asset Management, Inc.

EQUITY GROWTH FUND:
ARK ASSET MANAGEMENT
  CO., INC.
MARSICO CAPITAL
  MANAGEMENT, LLC            Ark Asset Management Co., Inc. Ark has been a
                             registered investment adviser since July 10, 1989.
                             Ark was formed in July 1989 and is owned by Ark
                             Asset Holdings, Inc. Ark Asset Holdings, Inc. is owned by certain Ark employees. The principal business address of Ark is 125 Broad Street, 13th
                             Floor, New York, New York, 10004.


                             Joel Kurth and Nancy Peretz are responsible for the day-to-day supervision of the Equity Growth Fund on behalf of Ark. Mr. Kurth is a Managing Director at Ark, and has been with the firm since 1998. Ms. Peretz is a Managing Director at Ark, and has been with the firm since 2000.


                             Mr. Kurth is the lead member of the portfolio management team in Ark's Large Cap Growth Group, which is responsible for the Equity Growth Fund. Generally, Mr. Kurth makes the buy and sell decisions, while the other team members contribute ideas and analysis for securities in their specific industry sectors/groups. Mr. Kurth also is responsible for the overall portfolio construction for Ark's Large Cap Growth Group. Ms. Peretz acts as a lead member of the portfolio management team in Mr. Kurth's absence and also presents ideas and security analysis for stocks in her sector.


                             Marsico Capital Management, LLC. Marsico was organized in September 1997 as a registered investment adviser. Marsico is an indirect wholly-owned subsidiary of Bank of America Corporation. The principal business address of Marsico is 1200 17th Street, Suite 1300, Denver, Colorado 80202.



                             Thomas F. Marsico, the Chief Investment Officer of Marsico since 1997, is responsible for the day-to-day management of the Equity Growth Fund. Mr. Marsico has over 20 years experience as a securities analyst and a portfolio manager.


     ADMINISTRATOR. Pursuant to an Administrative Services Agreement (and the Advisory Agreement), Diversified, as Administrator, provides Diversified Investors Portfolios with general office facilities and supervises the overall administration of Diversified Investors Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of Diversified Investors Portfolios; the preparation and filing of all documents required for compliance by Diversified Investors Portfolios with applicable laws and regulations; providing equipment and clerical personnel necessary for maintaining the organization of Diversified Investors Portfolios; preparation of certain documents in connection with meetings of Trustees and investors of Diversified Investors Portfolios; and the maintenance of books and records of Diversified Investors Portfolios. Diversified provides persons satisfactory to the Board of Trustees of Diversified Investors Portfolios to serve as officers of Diversified Investors Portfolios. Such officers, as well as certain other employees and Trustees of Diversified Investors Portfolios, may be directors, officers or employees of Diversified or its affiliates. The Administrator receives no additional fee for its administrative services to Diversified Investors Portfolios.

     EXPENSES. The expenses of Diversified Investors Portfolios include the compensation of its Trustees who are not affiliated with the Adviser or Diversified; governmental fees; interest charges; taxes; fees and expenses of independent auditors, of legal counsel and of any transfer agent, depository, registrar or dividend disbursing agent of Diversified Investors Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income on, beneficial interests in the series of Diversified Investors Portfolios. Expenses of Diversified Investors Portfolios also include the expenses connected with the execution, recording and settlement of securities transactions; fees and expenses of Diversified Investors Portfolios' custodian for all services to the series of Diversified Investors Portfolios, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees of Diversified Investors Portfolios; and the advisory fees payable to Diversified under the Advisory Agreement.

     CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT. Investors Bank & Trust Company is the custodian of the securities held by Diversified Investors Portfolios and is authorized to use the facilities of the Depository Trust Company and the facilities of the book-entry system for the Federal Reserve Bank. Investors Bank & Trust Company is the transfer agent and dividend-disbursing agent for Diversified Investors Portfolios.

     EXCLUSIVE PLACEMENT AGENT. Diversified Investors Portfolios has retained the services of Diversified Investors Securities Corp., ("DISC") as Exclusive Placement Agent. The principal business address of DISC is 4 Manhattanville Road, Purchase, New York 10577. DISC receives no compensation as Exclusive Placement Agent.

     LEGAL PROCEEDINGS. There are no legal proceedings to which Diversified Investors Portfolios or Diversified is a party and which are expected to have a material adverse effect on any Series or on Diversified's ability to perform its contractual obligations as investment adviser to the Series.


     However, Diversified Investors Securities Corp. ("DISC" or the "Distributor"), the placement agent of the Portfolios and a subsidiary of Diversified, was notified by the staff of the National Association of Securities Dealers, Inc. ("NASD") that it had made a preliminary determination to recommend disciplinary action against DISC regarding certain matters. In February 2006, DISC settled an administrative proceeding with the NASD regarding agreements with two customers who were permitted to engage in market timing activity in the Diversified Investors International Equity Fund from July 1, 2003 through October 24, 2003. The settlement also addressed alleged deficiencies in DISC's procedures relating to the retention of e-mail communications. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which DISC neither admitted nor denied the allegations or findings, DISC consented to the following sanctions: (i) censure;
(ii) a fine of $1.3 million; (iii) restitution of approximately $949,011 to the Diversified International Equity Fund for losses attributable to the trading described in the AWC; and (iv) agreement to make certifications to the NASD regarding the review and establishment of procedures relating to e-mail retention and to the enforcement of the Funds' policies and procedures relating to market timing.



     DISC and Diversified have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and Diversified have cooperated fully with each request.



     Although it is not anticipated that these developments will have an adverse effect on the Subaccounts, there can be no assurance at this time.



     Additionally, on December 12, 2003, the Diversified Investors Portfolios received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J.P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. The Court has set a discovery calendar indicating that discovery is to proceed through 2006, and discovery has begun. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because only limited discovery has taken place, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss.



                          OTHER INFORMATION REGARDING

                        DIVERSIFIED INVESTORS PORTFOLIOS

     PURCHASE AND REDEMPTION OF INTERESTS IN DIVERSIFIED INVESTORS
PORTFOLIOS. Beneficial interests in the series of Diversified Investors Portfolios described in this Prospectus are currently being offered by DISC to MONY for allocation to Subaccounts to fund benefits payable under the Contracts. Investments in Diversified Investors Portfolios may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Prospectus does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the series of Diversified Investors Portfolios.

     The net asset value of each series of Diversified Investors Portfolios is determined each day during which the Advisers of that series are open for business ("Portfolio Business Day"). This determination is made once each day as of the close of regular trading on the New York Stock Exchange, typically 4:00 p.m., New York time (the "Valuation Time").

     Each investor in a series of Diversified Investors Portfolios may add to or reduce its investment in such series on each Portfolio Business Day. As of the Valuation Time on each such day, the value of each investor's beneficial interest in a series will be determined by multiplying the net asset value of the series by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the series. Any additions or reductions, which are to be effected as of the Valuation Time on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in a series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the series as of the Valuation Time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the series effected as of the Valuation Time, and (ii) the denominator of which is the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate net asset value of the series as of the Valuation Time on such day, plus or minus as the case may be, the amount of net additions to or reductions in the aggregate investments in the series by all investors in such series. The percentage so determined will then be applied to determine the value of the investor's interest in the series as of the Valuation time on the following Portfolio Business Day.

     An investor in a series of Diversified Investors Portfolios may withdraw all or any portion of its investment at the net asset value next determined if a withdrawal request in proper form is furnished by the investor to Diversified Investors Portfolios by the designated cut-off time for each accredited investor. The proceeds of a reduction or a withdrawal will be paid by Diversified Investors Portfolios in federal funds normally on the Portfolio Business Day the withdrawal is effected, but in any event within seven days. Diversified Investors Portfolios, on behalf of each of its series, reserves the right to pay redemptions in kind. Unless requested by an investor, Diversified Investors Portfolios will not make a redemption in kind to the investor, except in situations where that investor may make redemptions in kind. Diversified Investors Portfolios, on behalf of each of its series, has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which Diversified Investors Portfolios is obligated to redeem beneficial interests in each series with respect to any one investor during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the series at the beginning of the period. Investments in a series may not be transferred.

     The right to redeem beneficial interests or to receive payment with respect to any redemption may be suspended only (i) for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of a series' securities or determination of the net asset value of each series is not reasonably practicable, and (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors in any series of Diversified Investors Portfolios.

     NET ASSET VALUE. Each Portfolio's net asset value is the value of its assets minus its liabilities. The price of a Portfolio's shares is based on its net asset value. Each Portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). Trading may take place in foreign securities held by a Portfolio on days when the Fund is not open for business. As a result, a Portfolio 's NAV may be impacted on days on which it is not possible to purchase or sell shares of the Portfolio.

     Each Portfolio generally values its portfolio securities based on market prices or quotations. When market prices or quotations are not readily available or are believed to be not reliable, a Portfolio may price those securities using fair value procedures approved by the Portfolio's Board of Trustees. A Portfolio may also use fair value procedures to price securities if it determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which the Portfolio's net asset value is calculated (for example, where securities are primarily traded on a foreign exchange that has closed before the Portfolio's net asset value is calculated). When a Portfolio uses fair value procedures to price securities it may value those securities higher or lower than actual market quotations or higher or lower than other Funds using their own fair value procedures to price the same securities.

     Short-term investments that have a maturity of more than 60 days generally are valued based on market prices or quotations. Short-term investments that have a maturity of 60 days or less are valued at amortized cost. Using this method, each Portfolio constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the Fund.

     TAXATION OF DIVERSIFIED INVESTORS PORTFOLIOS. Diversified Investors Portfolios is organized as a New York trust. None of its series is subject to any income or franchise tax in the State of New York. However, each investor in a series will be taxable on its share (as determined in accordance with the governing instruments of Diversified Investors Portfolio) of the series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code, and regulations promulgated thereunder.

     Diversified Investors Portfolios, since it is taxed as a partnership, is not subject to federal income taxation. Instead, any investor in Diversified Investors Portfolios must take into account, in computing its federal income tax liability, its share of Diversified Investors Portfolios' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from Diversified Investors Portfolios.

     Withdrawals by any investor in Diversified Investors Portfolios from its corresponding series generally will not result in recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of such investor's interest in the series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of such investor's entire interest in the series and includes a disproportionate share of any unrealized receivables held by the series and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of any investor's interest in Diversified Investors Portfolios generally equals the amount of cash and the basis of any property that such investor invests in a series, increased by such investor's share of income from that series and decreased by the amount of any cash distributions and the basis of any property distributed from that series.

     DESCRIPTION OF BENEFICIAL INTERESTS, VOTING RIGHTS AND
LIABILITIES. Diversified Investors Portfolios is organized as a series trust under the laws of the State of New York. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series (each a "Series"). Investment in each series may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value. Investors in a series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that series (and of no other series). However, the risk of an investor in a series incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the series itself was unable to meet its obligations. Investments in each series have no preemptive or conversion rights and are fully paid and nonassessable, except as set forth below.

     Each investor is entitled to a vote in proportion to the amount of its investment in each series. Investors in a series will vote as a separate class, except as to voting for election of Trustees of Diversified Investors Portfolios, as otherwise required by the 1940 Act, or if determined by the Trustees of Diversified Investors Portfolios to be a matter which affects all series. As to any matter which does not affect a particular series, only investors in the one or more affected series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding special meetings of investors, but special meetings of investors will be held when in the judgment of the Trustees of Diversified Investors Portfolios, it is necessary or desirable to submit matters for an investor vote. Changes in fundamental policies will be submitted to investors for approval. Investors under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of Diversified Investors Portfolios by a specified number of investors) have the right to communicate with other investors in connection with requesting a meeting of investors for the purpose of removing one or more Trustees of Diversified Investors Portfolios. Investors also have the right to remove one or more Trustees of Diversified Investors Portfolios without a meeting by a declaration in writing by a specified number of investors. Upon liquidation of a series, investors would be entitled to share pro rata in the net assets of that series (and no other series) available for distribution to investors. See "Voting Rights" at page 24.

     Each series determines its net income and realized capital gains, if any, on each Portfolio Business Day and allocates all such income and gain pro rata among the investors in such series at the time of such determination.

     The "net income" of each series shall consist of (i) all income accrued, less the amortization of any premium, on the assets of the series, less (ii) all actual and accrued expenses of the series determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of a series. All the net income of each series is allocated pro rata among the investors in the series (and no other series).

     Inquiries regarding the Diversified Investors Portfolios may be directed to 4 Manhattanville Road, Purchase, New York 10577 (914-697-8000).

                                    EXPERTS


     The balance sheets of MONY as of December 31, 2005 and 2004 and the related statements of operations and cash flows for the years then ended, as well as the statements of assets and liabilities for Keynote Series Account as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2005 and 2004 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are set forth in the Statement of Additional Information. These financial statements have been included in reliance on the report of the said firm, given on the authority of that firm as experts in auditing and accounting.


                               LEGAL PROCEEDINGS


     MONY and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a Contract owner's interest in the Keynote Series Account, nor would any of these proceedings be likely to have a material adverse effect upon the Keynote Series Account, our abilities to meet our obligations under the Contracts, or the distribution of the Contracts.


                              FINANCIAL STATEMENTS

     The financial statements for MONY, included in the Statement of Additional Information, should be distinguished from the financial statements of Keynote, included in the Statement of Additional Information, and should be considered only as bearing on the ability of MONY to meet its obligations under the Contracts. The financial statements of MONY should not be considered as bearing on the investment performance of the assets held in Keynote.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including financial statements relating to MONY) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to MONY, the Contracts offered by this Prospectus and Diversified Investors Portfolios, including the Statement of Additional Information (which includes financial statements relating to MONY), contact MONY at its address or phone number set forth on the cover of this Prospectus for requesting such statement.


     For further information with respect to the Calvert Series, Calvert Variable Series, Inc. or Calvert Asset Management Company, Inc., including a Statement of Additional Information, contact Calvert, Inc. at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or call (301) 951-4820.

                               TABLE OF CONTENTS
                                       OF
                      STATEMENT OF ADDITIONAL INFORMATION


ITEM                                                          PAGE
----                                                          ----
Independent Registered Public Accounting Firm...............    2
Sale of Contracts/Principal Underwriter.....................    2
Performance Data............................................    2
Diversified Investors Portfolios............................    4
  Investment Objectives, Policies and Restrictions..........    4
  Determination of Net Asset Value; Valuation of
     Securities.............................................   22
  Management of Diversified Investors Portfolios............   23
  Independent Accountants...................................   34
  Capital Stock and Other Securities........................   34
  Taxation..................................................   36
  Disclosure of Portfolio Holdings..........................   37
Financial Statements of MONY................................   38
Appendix....................................................  A-1

                              REQUEST FOR KEYNOTE

                      STATEMENT OF ADDITIONAL INFORMATION

     Detach and return in an envelope addressed:

                                      MONY
                   c/o Diversified Investment Advisors, Inc.
                             4 Manhattanville Road
                            Purchase, New York 10577
                          Attn: Not-For-Profit Service

     Please make sure that your name and the address to which you wish MONY to send the current Keynote Statement of Additional Information appears below:

Name
--------------------------------------------------------------------------------
Address
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Employer
--------------------------------------------------------------------------------

Information about contracts can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available in the EDGAR database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006


                        GROUP VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                             KEYNOTE SERIES ACCOUNT

                                      AND

                          MONY LIFE INSURANCE COMPANY
               1290 AVENUE OF THE AMERICAS, NEW YORK, N.Y. 10104;


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT IT RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS DATED MAY 1, 2006 FOR THE GROUP VARIABLE ANNUITY CONTRACTS ISSUED BY THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK ("MONY") WHICH INVEST IN THE KEYNOTE SERIES ACCOUNT ("KEYNOTE"). THE PROSPECTUS IS AVAILABLE, AT NO CHARGE, BY WRITING MONY AT 4 MANHATTANVILLE RD., PURCHASE, NEW YORK 10577 OR BY CALLING (914) 697-8000.


A SEPARATE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE FOR CALVERT VARIABLE SERIES, INC. OF WHICH THE CALVERT SOCIAL BALANCED PORTFOLIO IS A PART BY WRITING TO CALVERT VARIABLE SERIES, INC. AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 OR BY TELEPHONING 301-951-4820.

                               TABLE OF CONTENTS


ITEM                                                          PAGE
----                                                          ----
Independent Registered Public Accounting Firm...............    2
Sale of Contracts/Principal Underwriter.....................    2
Performance Data............................................    2
Diversified Investors Portfolios............................    4
  Investment Objectives, Policies and Restrictions..........    4
  Determination of Net Asset Value; Valuation of
     Securities.............................................   22
  Management of Diversified Investors Portfolios............   23
  Independent Registered Public Accounting Firm.............   34
  Capital Stock and Other Securities........................   34
  Taxation..................................................   36
  Disclosure of Portfolio Holdings..........................   37
Financial Statements of MONY................................   38
Appendix....................................................  A-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of Keynote and MONY appearing on the following pages have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are included herein in reliance on the reports of PricewaterhouseCoopers LLP given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 300 Madison Avenue, New York, New York 10017.

                    SALE OF CONTRACTS/PRINCIPAL UNDERWRITER


     AXA Advisors, LLC ("AXA Advisors") serves as both the distributor and principal underwriter of the Contracts. Prior to June 6, 2005, MONY Securities Corporation ("MSC") served as both the distributor and principal underwriter of the Contracts. Effective June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors and AXA Advisors replaced MSC as both distributor and principal underwriter of the Contracts.



     AXA Advisors does not receive underwriting commissions.


                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT


     For the seven day period ended December 31, 2005, the yield for the Money Market Subaccount was 2.89% and the effective yield was 2.93%.


     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield is calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in the Money Market Series (the "Money Market Series") of Diversified Investors Portfolios, the First Day Value reflects the net asset value of the interest in the Money Market Series held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the net asset value of the interest in the Money Market Series held in the Money Market Subaccount due to the declaration of dividends, net investment income and the daily charges and deductions from the Subaccount for mortality and expense risk. Net investment income reflects earnings on investments less expenses of the Money Market Series including the investment management fee.

     AVERAGE ANNUAL TOTAL RETURNS: The average annual total return for the Subaccounts is shown for the periods indicated in the table below.


                                                                                                  FOR THE
                                                                                                  PERIOD
                                                   FOR THE     FOR THE     FOR THE    FOR THE      SINCE
                                                    YEAR       3 YEARS     5 YEARS    10 YEARS   INCEPTION
                                                    ENDED       ENDED       ENDED      ENDED      THROUGH
                                                  12/31/05    12/31/05    12/31/05    12/31/05   12/31/05
                                                  --------    --------    --------    --------   ---------
Money Market(1).................................    2.04%       0.85%       1.28%      3.01%       6.03%
Intermediate Government Bond(1).................    0.23%       0.40%       2.76%      3.80%       5.08%
Core Bond(1)....................................    1.26%       2.75%       4.40%      4.60%       7.45%
Balanced(1).....................................    4.44%       9.21%       1.66%      5.91%       7.17%
Value & Income(1)...............................    5.72%      13.90%       3.72%      9.00%      11.65%
Equity Growth(1)................................    6.01%      12.25%      -3.30%      6.83%       8.20%
Calvert Series(2)...............................    4.50%       9.72%       1.10%      5.61%       7.56%


---------------
(1) On January 3, 1994, each of the corresponding Pooled Separate Accounts of MONY set forth below contributed all of its assets to the corresponding Series of Diversified Investors Portfolios in which a corresponding Keynote Subaccount invests its assets:

                                                   MONY POOLED
                   SERIES                        SEPARATE ACCOUNT
                   ------                        ----------------
Money Market................................  Pooled Account No. 4
Intermediate Government Bond................  Pooled Account No. 10d
Core Bond...................................  Pooled Account No. 5
Balanced....................................  Pooled Account No. 14
Value & Income..............................  Pooled Account No. 6
Equity Growth...............................  Pooled Account No. 1

          Total returns calculated for any period for the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income Subaccounts reflect the performance of the corresponding Pooled Separate Account for any period prior to January 3, 1994 and the performance of the corresponding series of Diversified Investors Portfolios thereafter. Such total returns calculated for each of the Subaccounts reflect the performance of the corresponding Pooled Separate Account only from the date that such corresponding Pooled Separate Account utilized the services of the same investment adviser as is presently providing such advice to the corresponding Series of Diversified Investors Portfolios invested in by the Subaccount. Such commencement dates are November 1978 for the Money Market Subaccount, July 1990 for the Intermediate Government Bond Subaccount, January 1978 for the Core Bond Subaccount, December 1992 for the Balanced Subaccount and January 1978 for the Value & Income Subaccount, and February 1993 for the Equity Growth Subaccount. All total return percentages reflect the historical rates of return for such period adjusted to assume that all charges, expenses and fees of the applicable Subaccount and the corresponding series of Diversified Investors Portfolios which are presently in effect were deducted during such period.

(2) The average annual total returns for the Calvert Series Subaccount reflect the average annual total returns of the Calvert Series. The commencement date of the Calvert Series is September 30, 1986.

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distribution from the corresponding series (or its predecessor investment vehicle) were reinvested, and that a Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The annualized total return percentages shown in the table reflect the annualized historical rates of return and deductions for all charges, expenses, and fees which would be imposed on the payment assumed by both the corresponding series and Keynote.

                        DIVERSIFIED INVESTORS PORTFOLIOS

     Six series of Diversified Investors Portfolios are presently available for investment under the Contracts through Subaccounts of Keynote. This section of the Statement of Additional Information describes each such series, including Diversified Investors Money Market Portfolio (the "Money Market Series"), Diversified Investors Intermediate Government Bond Portfolio (the "Intermediate Government Bond Series"), Diversified Investors Core Bond Portfolio (the "Core Bond Series"), Diversified Investors Balanced Portfolio (the "Balanced Series"), Diversified Investors Value & Income Portfolio (the "Equity Income Series") and Diversified Investors Equity Growth Portfolio (the "Equity Growth Series"). The series of Diversified Investors Portfolios available under the Contracts may be collectively referred to herein as the "Series".

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVES

     The investment objective of each Series is described in the Prospectus of Keynote Series Account. There can, of course, be no assurance that a Series will achieve its investment objective.

                              INVESTMENT POLICIES

     The following discussion supplements the information regarding the investment objective of each Series and the policies to be employed to achieve this objective as set forth in the Prospectus of Keynote Series Account.

BANK OBLIGATIONS

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as Certificates of Deposit ("CDs") and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisers carefully evaluate such investments on a case-by-case basis.

U.S. GOVERNMENT AND AGENCY SECURITIES

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. A Series will invest in such securities only when the Advisers are satisfied that the credit risk with respect to the issuer is minimal.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Each Series may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

LENDING OF PORTFOLIO SECURITIES

     All Series have the authority to lend portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Series will adhere to the following conditions whenever its securities are loaned: (i) the

Series must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Series may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment were to occur, the Series would terminate the loan and regain the right to vote the securities.

VARIABLE RATE AND FLOATING RATE SECURITIES

     Each Series may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Series to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Series, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Series may invest in obligations which are not so rated only if the Advisers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Series may invest. The Advisers, on behalf of a Series, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Series. A Series will not invest more than 15% (10% in the case of the Money Market Series) of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

PARTICIPATION INTERESTS

     A Series may purchase from financial institutions participation interests in securities in which such Series may invest. A participation interest gives a Series an undivided interest in the security in the proportion that the Series' participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Series, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisers must have determined that the instrument is of comparable quality to those instruments in which a Series may invest. For certain participation interests, a Series will have the right to demand payment, on not more than seven days' notice, for all or any part of the Series' participation interest in the security, plus accrued interest. As to these instruments, a Series intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. A Series will not invest more than 15% (10% in the case of the Money Market Series) of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

ILLIQUID SECURITIES

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Rule 144A under the 1933 Act allows broader institutional trading of securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers.

     The Advisers will monitor the liquidity of Rule 144A securities for each Series under the supervision of the Diversified Investors Portfolio's Board of Trustees. In reaching liquidity decisions, the Advisers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

UNSECURED PROMISSORY NOTES

     A Series also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Series' investment objective. The Notes purchased by a Series will have remaining maturities of 13 months or less and will be deemed by the Board of Trustees of Diversified Investors Portfolios to present minimal credit risks and will meet the quality criteria set forth above under "Investment Policies." A Series will invest no more than 15% (10% in the case of the Money Market Series) of its net assets in such Notes and in other securities that are not readily marketable(which securities would include floating and variable rate demand obligations as to which the Series cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. A Series' risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although a Series may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by a Series are fully collateralized, with such collateral being marked to market daily.

     A Series may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, and by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Series enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Series.

FOREIGN SECURITIES - ALL SERIES

     Each Series may invest its assets in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Series, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where a Series' assets may be released prior to receipt of payment, may expose a Series to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

FOREIGN SECURITIES - MONEY MARKET SERIES

     The Money Market Series may invest in foreign securities, including only U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Money Market Series may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

FOREIGN SECURITIES - SERIES OTHER THAN MONEY MARKET SERIES

     Each Series' policy is not to invest more than 25% of its assets in securities of foreign issuers; not more than 5% of a Series' assets may be invested in closed-end investment companies which primarily hold foreign securities. Investments in such companies may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses. Securities of foreign issuers include investments in sponsored American Depository Receipts ("ADRs"). ADRs are depository receipts for securities of foreign issuers and provide an alternative method for a Series to make foreign investments. These securities will not be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

     Each Series may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Because some Series may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Series from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Such Series either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies.

     A forward foreign currency exchange contract is an obligation by a Series to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Series maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Series' securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     The Series may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisers' long-term investment decisions, the Series will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Advisers believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Series' best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Series' ability to utilize forward contracts in the manner set forth herein and in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Series than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Series' foreign currency denominated portfolio securities and the use of such techniques will subject a Series to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Series may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Series' ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Series' use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Series' cross-hedges and the movements in the exchange rates of the foreign currencies in which a Series' assets that are the subject of such cross-hedges are denominated.

GUARANTEED INVESTMENT CONTRACTS

     Each Series may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Series makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Series may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Series which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Series) of the Series' net assets. The term of a GIC will be thirteen months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WHEN-ISSUED SECURITIES

     Each Series may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, a Series would take delivery of such securities. When a Series commits to purchase a security on a "when-issued" or on a "forward delivery" basis, the Series establishes procedures consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend that an amount of a Series' assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Series expects always to have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although a Series does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Series may have to sell assets which have been set aside in order to meet redemptions. Also, if a Series determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Series would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Series' payment obligation).

ZERO COUPON OBLIGATIONS

     Each Series may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since dividend income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Series may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - SERIES OTHER THAN MONEY MARKET SERIES

     GENERAL. The successful use of such instruments draws upon the Advisers' skill and experience with respect to such instruments and usually depends on the Advisers' ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Series may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     FUTURES CONTRACTS. A Series may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Series may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Series may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

     At the same time a futures contract is purchased or sold, the Series must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Series would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Series will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in the case of a Series which holds or intends to acquire fixed-income securities, is to attempt to protect the Series from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, a Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in a Series would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. The Series could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a Series to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Series could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market. To the extent a Series enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Series' obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Series with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Advisers may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Advisers believe that use of such contracts will benefit the Series, if the Advisers' investment judgment about the general direction of interest rates is incorrect, a Series' overall performance would be poorer than if it had not entered into any such contract. For example, if a Series has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Series has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Series may have to sell securities at a time when it may be disadvantageous to do so.

     OPTIONS ON FUTURES CONTRACTS. The Series intend to purchase and write options on futures contracts for edging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Series is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Series will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Series' losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The Portfolios are not regulated as "commodity pools" for purposes of the Commodity Exchange Act, regulations and related positions of the Commodity Futures Trading Commission ("CFTC").

     OPTIONS ON FOREIGN CURRENCIES. A Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     A Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Series intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. Government securities and other high quality liquid debt securities in a segregated account with its custodian.

     The Series also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Series owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Series collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. Government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Series in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Series' ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Series will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government Securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Series' ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS ON SECURITIES - SERIES OTHER THAN MONEY MARKET SERIES

     The Series may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, a Series may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Series.

     When a Series writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Series will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which a Series has no control, the Series must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Series forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When a Series writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Series at the specified exercise price at any time during the option period. If the option expires unexercised, the Series will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which a Series has no control, the Series must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Series, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Series will only write put options involving securities for which a determination is made at the time the option is written that the Series wishes to acquire the securities at the exercise price.

     A Series may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where a Series cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When a Series writes an option, an amount equal to the net premium received by the Series is included in the liability section of the Series' Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Series enters into a closing purchase transaction, the Series will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Series.

     A Series may purchase call and put options on any securities in which it may invest. A Series would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Series, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Series would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     A Series would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Series, in exchange for the premium paid, to sell a security, which may or may not be held in the Series' portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Series' portfolio securities. Put options also may be purchased by a Series for the purpose of affirmatively benefiting from a decline in the price of securities which the Series does not own. A Series would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The Series have adopted certain other nonfundamental policies concerning option transactions which are discussed below. A Series' activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Series may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Series will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisers will monitor the creditworthiness of dealers with whom a Series enters into such options transactions under the general supervision of the Trustees of Diversified Investors Portfolios.

     From time to time, the Portfolio may use credit default swaps to buy or sell credit protection on an individual issuer or a "basket" of issuers, and may also purchase credit linked notes. In a credit default swap, the buyer of credit protection agrees to pay the seller a periodic premium payment in return for the seller paying the amount under par at which a bond is trading if an event occurs that impacts the payment ability of the issuer of the underlying bonds. If such a transaction is to be physically settled, the buyer of the protection delivers to the seller a credit instrument that satisfies the delivery conditions outlined in the trade confirmation. The seller of the credit protection then pays the buyer the par value of the delivered instrument. In a cash settled transaction, the buyer of protection receives from the seller the difference between the market value of the credit instrument and the par value. Credit linked notes can have one or more embedded credit default swaps relating to an individual issuer or a basket of issuers. Credit linked notes are collateralized with a portfolio of securities having an aggregate AAA rating. Credit linked notes are purchased from a trust or other special purpose vehicle that pays a fixed or floating coupon during the life of the note. At maturity, investors receive par unless the referenced credit defaults or declares bankruptcy, in which case they receive an amount equal to the recovery rate. The trust enters into a default swap with a counterparty, and in the event of default, the trust pays the counterparty par minus the recovery rate in exchange for an annual fee that is passed on to the investors in the form of a higher yield on the notes. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

OPTIONS ON SECURITIES INDICES - SERIES OTHER THAN MONEY MARKET SERIES

     In addition to options on securities, the Series may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Series generally will only purchase or write such an option if the Advisers believe the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Series will not purchase such options unless the Advisers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

     Price movements in the Series may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisers may be forced to liquidate portfolio securities to meet settlement obligations.

SHORT SALES "AGAINST THE BOX" - SERIES OTHER THAN MONEY MARKET SERIES

     In a short sale, a Series sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Series may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box".

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Series engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Series maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Series' long position.

     The Series will not engage in short sales against the box for investment purposes. A Series may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Series wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in a Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Series owns. There are certain additional transaction costs associated with short sales against the box, but the Series endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     As a non-fundamental operating policy, the Advisers do not expect that more than 40% of a Series' total assets would be involved in short sales against the box.

DOLLAR ROLLS AND TBA SECURITIES

     Each Portfolio may enter into dollar roll transactions and purchase To Be Announced Securities ("TBAS"). Dollar rolls are transactions where a Portfolio sells securities (usually mortgage-backed securities) with a commitment to buy similar, but not identical, securities on a future date at a lower price. TBAS are a type of delayed delivery transaction where the seller agrees to issue a security at a future date. The seller does not specify the particular securities to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms.

LOANS AND OTHER DIRECT INDEBTEDNESS

     A Portfolio may purchase loans and other direct indebtedness, although the Stock Portfolios currently do not intend to make such investments. In purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Loans may be secured or unsecured. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation.

     These loans typically are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. The loans typically are made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting for itself and for others in the syndicate interest, principal and other amounts due, and for enforcing its and their other rights against the borrower. A Portfolio's investment in loans may be structured as a novation, pursuant to which the Portfolio would assume all of the rights of the lending institution in a loan, or alternatively, as an assignment, pursuant to which the Portfolio would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services.

     Certain of the loans and the other direct indebtedness acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when the Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other liquid securities in an amount sufficient to meet such commitments.

     A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which the Portfolio will purchase, a Portfolio's Subadviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. A Portfolio may purchase interests in loans where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Some loans may be in default at time of purchase. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

     As a Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. In such cases, a Portfolio may evaluate as well the creditworthiness of the lending institution and may treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of the Portfolio's investments.

     Interests in loans or other direct indebtedness are generally illiquid, and there is a limited trading market in these investments. The limited trading market can make it difficult to ascertain a market value for these investments.

CERTAIN OTHER OBLIGATIONS

     In order to allow for investments in new instruments that may be created in the future, a Series may, upon supplementing this Statement of Additional Information, invest in obligations other than those listed previously, provided such investments are consistent with a Series' investment objective, policies and restrictions.

RATING SERVICES

     The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisers also make their own evaluations of these securities, subject to review by the Board of Trustees of Diversified Investors Portfolios. After purchase by a Series, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Series. Neither event would require a Series to dispose of the obligation, but the Advisers will consider such an event in their determination of whether a Series should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.

     Except as stated otherwise, all investment policies and restrictions described herein are non-fundamental, and may be changed without prior shareholder approval.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions are "fundamental policies" of each Series and may not be changed without the approval of a "majority of the outstanding voting securities" of the Series. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and the Prospectus, means, with respect to a Series, the lesser of (i) 67% or more of the total beneficial interests of the Series present at a meeting if the holders of more than 50% of the total beneficial interests of the Series are present or represented by proxy or (ii) more than 50% of the total beneficial interests of the Series. If a percentage or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in a Series' total assets or the value of a Series' securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant policy.

     As a matter of fundamental policy, no Series may:

          (1) borrow money or mortgage or hypothecate assets of the Series, except that in an amount not to exceed 1/3 of the current value of the Series' assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money and enter into reverse repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

          (2) underwrite securities issued by other persons except insofar as Diversified Investors Portfolios or a Series may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

          (3) make loans to other persons except (a) through the lending of portfolio securities and provided that any such loans not exceed 30% of the Series' total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing debt securities of types distributed publicly or privately;

          (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts), except in the ordinary course of business a Series may hold and sell portfolio real estate acquired as a result of a Series' ownership of securities;

          (5) concentrate its investments in any particular industry (excluding U.S. Government Securities), but if it is deemed appropriate for the achievement of the Series' investment objective(s), up to 25% of its total assets may be invested in any one industry (except that the Money Market Series reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks); or

          (6) issue any senior security (as that term is defined in the 1940
     Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     For purposes of restriction (1) above, arrangements with respect to securities lending are not treated as borrowing.

     Non-Fundamental Policies.

     Each Series will not, as a matter of operating policy, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy does not prevent a Series from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.

     This policy may be changed by the Board of Trustees of Diversified Investors Portfolios.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Internal Revenue Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are appropriate. Portfolio trading is engaged in for a Series if the Advisers believe that a transaction net of costs (including custodian charges) will help achieve the Series' investment objectives.

     A Series' purchases and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Series do not anticipate paying brokerage commissions in such transactions.

     BROKERAGE TRANSACTIONS. Each Series' Subadvisers may use brokers or dealers for Series transactions who also provide brokerage and research services to the Series or other accounts over which the advisers exercise investment discretion. A Series may "pay up" for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission another broker or dealer would have charged. However, a Series will "pay up" only if the applicable adviser determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which the adviser exercises investment discretion.

     Investment decisions for a Series will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. If, however, a Series and other investment companies or accounts managed by the Subadvisers are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Series or the size of the position obtainable for the Series. In addition, when purchases or sales of the same security for a Series and for other investment companies managed by the Subadvisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Subadvisers whose investment portfolios are managed internally, rather than by the Subadvisers, might seek to purchase or sell the same type of investments at the same time as a Series. Such an event might also adversely affect that Series.

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     Beneficial interests in each Series of Diversified Investors Portfolios are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Act. of 1933 Act.

     The net asset value per share of each Portfolio is determined on each day during which the NYSE is open for trading. As of the date of this Part B, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and during emergencies. This determination of net asset value is made once each day as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., New York time, by dividing the total assets of a Portfolio or the total assets attributable to a class less all of the liabilities attributable to that Portfolio or class, by the total number of shares of that Fund or class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or, if there are no market rates, at fair value at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities listed on a non-U.S. exchange are normally valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees of the Trusts and Portfolio Trusts. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. If the pricing service is unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined by the manager, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available or are believed to be unreliable, a Fund may price securities using fair value procedures approved by the Board of Trustees of the Trusts and Portfolio Trusts. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which fairly reflects the market value as determined by the Board of Trustees of the applicable Trust or Portfolio Trust. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the Board of Trustees of the applicable Trust or Portfolio Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE. Trading may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of a Fund. If events materially affecting the value of foreign securities occur between the time at which the market price is determined and the time when a Fund's net asset value is calculated, such securities may be valued using fair value procedures established by and under the general supervision of the Board of Trustees of the applicable Trust or Portfolio Trust.

     Interest income on long-term obligations held for a Portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premiums.

     Part A contains further information on the procedures, including the fair value procedures approved by the Board of Trustees of the Trusts and Portfolio Trusts, to be used to value each Fund's securities.

MANAGEMENT OF DIVERSIFIED INVESTORS PORTFOLIOS

     The Trustees and officers of Diversified Investors Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of Diversified Investors Portfolios. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is 4 Manhattanville Road, Purchase, New York 10577.

           TRUSTEES AND OFFICERS OF DIVERSIFIED INVESTORS PORTFOLIOS

                                    TRUSTEES


                                         AGE
                                         ---
INTERESTED TRUSTEES:
Mark Mullin*...........................  43    6/2002 to present - President and Chief Executive
(Managing Board Member)                        Officer, Transamerica Financial Life Insurance
                                               Company; 4/1995 to 2/2002 - Vice President,
                                               Diversified Investment Advisors, Inc.; 2/2002 to
                                               present - President and Chief Executive Officer,
                                               Diversified Investment Advisors, Inc.

DISINTERESTED TRUSTEES:
Neal M. Jewell.........................  71    11/1995 to 10/2004 - Independent Trustee, EACM Select
(Managing Board Member)                        Managers Equity Fund (a mutual fund).

Robert Lester Lindsay..................  71    7/1989 to present - Retired.

Eugene M. Mannella.....................  52    8/1993 to present - President, International Fund
(Managing Board Member)                        Services (mutual fund administration).

Joyce Galpern Norden...................  66    6/2004 to present - Retired; 9/1996 to 6/2004 - Vice
                                               President, Institutional Advancement,
                                               Reconstructionist Rabbinical College.

Lowell W. Robinson.....................  57    2004 to present - President, LWR Advisors LLC
                                               (consulting); 2002 to 2004 - Special Counsel to the
                                               President, Polytechnic University; 2002 to 2004 -
                                               Senior Executive Vice President and Chief Financial
                                               Officer, Hotjobs.com; 2004 to present - Director,
                                               Jones Apparel Group; 2004 to present - Director,
                                               International Wire Group, Inc.; 2004 to present -
                                               Director, Independent Wireless One Corp.; 2002 to 2003
                                               - Director, Edison Schools, Inc. (school management).

Patricia L. Sawyer.....................  55    1989 to present - President and Executive Search
(Managing Board Member)                        Consultant, Smith & Sawyer LLC.

                                    OFFICERS

     Mr. Mullin is President and Chairman of the Board of Diversified Investors Portfolios.


                                       AGE
                                       ---
Robert F. Colby......................  50    1/1994 to present - Senior Vice President and General
                                             Counsel, Diversified Investment Advisors, Inc.; 1/1994
                                             to present - Vice President and General Counsel,
                                             Diversified Investors Securities Corp.; 11/1993 to
                                             present - Vice President, Assistant Secretary, and
                                             Director, Transamerica Financial Life Insurance Company.
Joseph P. Carusone...................  40    6/2001 to present - Vice President, Diversified
                                             Investment Advisors, Inc.; 12/1999 to 6/2001 - Director,
                                             Diversified Investment Advisors, Inc.; 1999 to 2001 -
                                             Assistant Treasurer, Diversified Investors Fund Group;
                                             2004 to present - Director, Transamerica Financial Life
                                             Insurance Company.
Quedel Principal.....................  40    1/1996 to present - Vice President and Senior Counsel,
                                             Diversified Investment Advisors, Inc.; 6/2002 to present
                                             - Director, Diversified Investors Securities Corp.
Elizabeth L. Belanger................  34    5/2005 to present - Vice President & Senior Counsel,
                                             Diversified Investment Advisors, Inc.; 11/2003 to 5/2005
                                             - Director of Compliance, Domini Social Investments LLC;
                                             9/1997 to 10/2003 - Associate, Bingham McCutchen LLP;
                                             4/2006 to present - Director, Transamerica Financial
                                             Life Insurance Company.
Suzanne Valerio-Montemurro...........  41    3/2005 to present - Vice President, Diversified
                                             Investment Advisors, Inc.; 12/1998 to 3/2005 - Director,
                                             Diversified Investment Advisors, Inc.
Rick Resnik..........................  33    6/1999 to present - Director, Vice President, and Chief
                                             Compliance Officer, Diversified Investors Securities
                                             Corp.; 8/2004 to present - Chief Compliance Officer,
                                             Diversified Investment Advisors, Inc.; 4/1998 to 3/2004
                                             - Director of Compliance, Diversified Investment
                                             Advisors, Inc.; 4/2004 to present - Chief Compliance
                                             Officer, Diversified Investment Advisors, Inc.


     The address of each Trustee and officer of the Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. The Declaration of Trust provides that the Diversified Investors Portfolios will indemnify its Trustees and officers as described below under "Description of the Trust; Fund Shares."

                          INVESTMENT ADVISORY SERVICES

     The Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each Series pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with Diversified Investors Portfolios with respect to that Series and the investment policies described herein and in the Prospectus. Subject to such further policies as the Diversified Investors Portfolios' Board of Trustees may determine, the Diversified provides general investment advice to each Series. For its services under each Advisory Agreement, Diversified receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table set forth in the Prospectus of the corresponding Series' average daily net assets.

     For each Series of Diversified Investors Portfolios, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with one or more of the subadvisers (each "Subadviser," and collectively the "Subadvisers"). It is the responsibility of a Subadviser to make the day to day investment decisions for its Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of Diversified. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the corresponding Series' investments and effecting securities transactions for a Series.

     Each Advisory Agreement provides that Diversified or a Subadviser, as the case may be, may render services to others. Each agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Series when authorized either by majority vote of the investors in the Series (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of its Board of Trustees of Diversified Investors Portfolios, or by Diversified or a Subadviser on not more than 60 days' nor less than 30 days' written notice, as the case may be, and will automatically terminate in the event of its assignment. Each agreement provides that neither Diversified nor Subadviser nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the corresponding Series, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement and the Subadvisory Agreement, as the case may be.


     Diversified's and Subadviser's fees are described in to the Prospectus. Diversified, if required by applicable state law, shall reimburse a Series or waive all or part of its fees up to, but not exceeding, its investment advisory fees from the Series. Such reimbursement, if required, will be equal to the combined aggregate annual expenses which exceed that expense limitation with the lowest threshold prescribed by any state in which such Series is qualified for offer or sale. Management of Diversified Investors Portfolios has been advised that the lowest such threshold currently in effect is 2 1/2% of net assets up to $30,000,000, 2% of the next $70,000,000 of net assets and 1/2% of net assets in excess of $100,000,000.


SUBADVISERS


     The Subadvisers make the day-to-day investment decisions for the Diversified Investors Portfolios, subject in all cases to the general supervision of Diversified. The Subadvisers (other than the Subadviser to the Money Market Series) are listed below, along with information they have provided regarding the compensation of certain investment management personnel, other accounts managed by each such person, and each such person's ownership of securities of the Funds the invest in the Portfolio with respect to which such person has or shares management responsibility.



INTERMEDIATE GOVERNMENT BOND SERIES



     Allegiance Investment Management, L.L.C. Allegiance was formed in 2001. Its predecessor, Allegiance Capital, Inc., was formed in 1988. 100% of Allegiance Capital, Inc.'s assets were subsequently transferred to Allegiance. Allegiance has been a registered investment adviser since 2002.


     William K. Mawhorter, Martin D. Standish, Bryan Scordamaglia, Ion Dan, and Ashley Mawhorter (the "Allegiance Team") are responsible for the day-to-day supervision of the Intermediate Government Bond Series on behalf of Allegiance.


     As of December 31, 2005, each member of the Allegiance Team managed assets for (i) no other registered investment companies, (ii) no other pooled investment vehicles, and (iii) two hundred thirty-four other accounts having approximately $4.8851 billion in total assets. Allegiance's advisory fee was not based on performance for such other accounts.


     Members of the Allegiance Team are compensated with a combination of base salary and annual bonus. Factors that influence the bonus amount are the achievement of personal and professional goals. Compensation is not based on the number of assets managed, as the position of portfolio manager (responsible for specific, individual client accounts) per se does not exist at Allegiance. Additionally, employees have the option to purchase equity in Allegiance. Mr. Mawhorter, Mr. Standish, and Ms. Mawhorter are shareholders of Allegiance.

     As of December 31, 2005, no member of the Allegiance Team beneficially owned securities in any of the Funds that invest in the Intermediate Government Bond.



CORE BOND SERIES


     BlackRock Advisors, Inc. BlackRock was formed in 1988 and was acquired by PNC Financial Services Group (formerly PNC Bank) in 1995. BlackRock has been a registered investment adviser since 1998.

     Scott Amero and Keith Anderson are responsible for the day-to-day supervision of the Core Bond Series on behalf of BlackRock.


     As of December 31, 2005, Mr. Amero managed assets for (i) twenty-eight other registered investment companies having approximately $17.8 billion in total assets (BlackRock's advisory fee was not based on the performance of any of such registered investment companies), (ii) forty-eight other pooled investment vehicles having approximately $15.4 billion in total assets (with BlackRock's advisory fee being based on performance for four of such pooled investment vehicles, which had approximately $3.5 billion in total assets), and
(iii) four hundred ten other accounts having approximately $118.3 billion in total assets (with BlackRock's advisory fee being based on performance for twenty-one of such accounts, which had approximately $6.3 billion in total assets).



     As of December 31, 2005, Mr. Anderson managed assets for (i) twenty-three other registered investment companies having approximately $15.4 billion in total assets (BlackRock's advisory fee was not based on the performance of any of such registered investment companies), (ii) forty other pooled investment vehicles having approximately $14.2 billion in total assets (with BlackRock's advisory fee being based on performance for four of such pooled investment vehicles, which had approximately $3.5 billion in total assets), and (iii) three hundred ninety-two other accounts having approximately $112.4 billion in total assets (with BlackRock's advisory fee being based on performance for twenty of such accounts, which had approximately $6.1 billion in total assets).


     BlackRock's compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary (based on seniority and/or position with the firm), a discretionary bonus (which can include a discretionary cash bonus and/or awards under or participation in a long-term incentive plan, a deferred compensation program, a restricted stock award program and/or incentive savings plan), and various retirement benefits.

     Annual incentive compensation for Mr. Amero and Mr. Anderson is a function of two components: the investment performance of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios. In most cases, the benchmarks against which Mr. Amero and Mr. Anderson compete are the same as the benchmark or benchmarks against which the performance of the Core Bond Series or other accounts are measured. For Mr. Amero and Mr. Anderson, the relevant benchmark is a combination of market benchmarks (e.g. the Lehman Brothers Aggregate Index, Lehman Brothers Intermediate Aggregate Index and others) and client specific benchmarks (in this case, the Lehman Brothers Aggregate Index). In addition, some of the annual incentive compensation of Mr. Amero and Mr. Anderson may include a portion of the performance fees paid by certain accounts and funds that they manage.

     Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm. BlackRock's Management Committee determines all compensation matters for portfolio managers.


     As of December 31, 2005, neither Mr. Amero nor Mr. Anderson beneficially owned securities in any of the Funds that invest in the Core Bond Series.

BALANCED SERIES


    Goldman Sachs Asset Management, L.P.

     Western Asset Management Company

    Western Asset Management Company Limited



     Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management has been registered as an investment adviser with the Securities and Exchange Commission since 1990 and is an affiliate of Goldman, Sachs & Co.



     Melissa Brown and Robert C. Jones are responsible for the day-to-day supervision of the Balanced Series on behalf of Goldman Sachs Asset Management.



     As of December 31, 2005, Ms. Brown managed assets for (i) fifty-five other registered investment companies having approximately $14.437 billion in total assets (Goldman Sachs Asset Management's advisory fee was not based on performance for such registered investment companies), (ii) twenty other pooled investment vehicles having approximately $11.615 billion in total assets (Goldman Sachs Asset Management's advisory fee was not based on performance for such pooled investment vehicles), and (iii) three hundred ninety-two other accounts having approximately $27.925 billion in total assets (with Goldman Sachs Asset Management's advisory fee being based on performance for seventeen of such accounts, which had approximately $4.111 billion in total assets).



     As of December 31, 2005, Mr. Jones managed assets for (i) fifty-five other registered investment companies having approximately $14.437 billion in total assets (Goldman Sachs Asset Management's advisory fee was not based on performance for such registered investment companies), (ii) twenty other pooled investment vehicles having approximately $11.615 billion in total assets (Goldman Sachs Asset Management's advisory fee was not based on performance for such pooled investment vehicles), and (iii) five hundred thirty-seven other accounts having approximately $64.888 billion in total assets (with Goldman Sachs Asset Management's advisory fee being based on performance for thirty-six of such accounts, which had approximately $9.489 billion in total assets).



     The compensation packages for Ms. Brown and Mr. Jones are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manger's individual performance, his or her contribution to the overall performance of certain strategies and annual revenues in the investment strategy which in part is derived from advisory fees and for certain accounts, performance based fees.



     The performance bonuses for Ms. Brown and Mr. Jones are significantly influenced by the following criteria: (1) whether the teams' pre-tax performance exceeded performance benchmarks over one-, three-, and five-year periods, (2) whether the portfolio manger managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio mangers within the research process. In addition the other factors that are also considered when the amount of performance bonus is determined: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team achieved top tier rankings and ratings; and (3) whether the team managed all similarly mandated accounts in consistent manner. Benchmarks for measuring performance can either be broad based or more narrow indices which will vary based on client expectations. The benchmark for the Balanced Series is the S&P 500 Index.


     Goldman Sachs Asset Management decision may also be influenced by the following: the performance of Goldman Sachs Asset Management; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.


     In addition to base salary and performance bonus, Goldman Sachs Asset Management has a number of additional benefits/deferred compensation programs for all portfolio managers, including Ms. Brown and Mr. Jones, in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and
(ii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Ms. Brown and Mr. Jones may also receive grants of restricted stock units and/or stock options as part of their compensation.


     Certain Goldman Sachs Asset Management portfolio managers also may participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


     As of December 31, 2005, neither Ms. Brown nor Mr. Jones beneficially owned securities in any of the Funds that invest in the Balanced Series.



     Western Asset Management Company ("WAMCO"). WAMCO was founded in 1971 and is a wholly-owned subsidiary of Legg Mason, Inc.



     S. Kenneth Leech, Stephen A. Walsh, Edward A. Moody and Carl L. Eichstaedt are responsible for the day-to-day supervision of the Balanced Series on behalf of WAMCO.



     As of December 31, 2005, Mr. Leech and Mr. Walsh each managed assets for
(i) thirty-five other registered investment companies having approximately $23.516 billion in total assets, (ii) nineteen other pooled investment vehicles having approximately $19.795 billion in total assets, and (iii) seven hundred forty other accounts having approximately $205.776 billion in total assets (with WAMCO's advisory fee being based on performance for seventy-seven of such accounts, which had approximately $20.676 billion in total assets). WAMCO's advisory fee was not based on performance for any of the aforementioned registered investment companies or pooled investment vehicles. The number of accounts and assets under management listed above reflect the overall number of portfolios managed by WAMCO. Mr. Leech and Mr. Walsh are involved in the management of all of WAMCO's portfolios, but are not solely responsible for particular portfolios.



     As of December 31, 2005, Mr. Moody managed assets for (i) two other registered investment companies having approximately $488 million in total assets, (ii) no other pooled investment vehicles, and (iii) one hundred nine other accounts having approximately $20.2 billion in total assets (with WAMCO's advisory fee being based on performance for eleven of such accounts, which had approximately $3.028 billion in total assets).



     As of December 31, 2005, Mr. Eichstaedt managed assets for (i) five other registered investment companies having approximately $1.29 billion in total assets, (ii) no other pooled investment vehicles, and (iii) eighty-seven other accounts having approximately $20.6 billion in total assets (with WAMCO's advisory fee being based on performance for three of such accounts, which had approximately $931.4 million in total assets).



     WAMCO's compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes base salaries, employee benefits, and a retirement plan. In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of WAMCO, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. The majority of a portfolio manager's bonus is tied directly to investment performance versus appropriate peer groups and benchmarks derived from salary and compensation surveys performed by third party providers. Because portfolio managers are generally responsible for multiple accounts (including funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to WAMCO, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to WAMCO's business. In order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.



     As of December 31, 2005, neither Mr. Leech, Mr. Walsh, Mr. Moody nor Mr. Eichstaedt beneficially owned securities in any of the Funds that invest in the Balanced Series.



     Western Asset Management Company Limited ("WAML"). WAML has managed fixed income assets since 1984, and has been a registered investment adviser since that time. WAML is a wholly-owned subsidiary of Legg Mason, Inc.



     WAML is responsible for providing advice regarding the management of the Balanced Series' foreign fixed income investments. S. Kenneth Leech and Stephen
A. Walsh serve as co-team leaders responsible for the day-to-day strategic oversight of the fixed income investments of the Balanced Series.



     As of December 31, 2005, Mr. Leech and Mr. Walsh each managed assets for
(i) thirty-five other registered investment companies having approximately $23.516 billion in total assets, (ii) nineteen other pooled investment vehicles having approximately $19.795 billion in total assets, and (iii) seven hundred forty other accounts having approximately $205.776 billion in total assets (with WAML's advisory fee being based on performance for seventy-seven of such accounts, which had approximately $20.676 billion in total assets). WAML's advisory fee was not based on performance for any of the aforementioned registered investment companies or pooled investment vehicles. The number of accounts and assets under management listed above reflect the overall number of portfolios managed by WAML. Mr. Leech and Mr. Walsh are involved in the management of all of WAML's portfolios, but are not solely responsible for particular portfolios.



     WAML's compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes base salaries, employee benefits, and a retirement plan. In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of WAML, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. The majority of a portfolio manager's bonus is tied directly to investment performance versus appropriate peer groups and benchmarks derived from salary and compensation surveys performed by third party providers. Because portfolio managers are generally responsible for multiple accounts (including funds) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to WAML, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to WAML's business. In order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.



     As of December 31, 2005, Mr. Leech and Mr. Walsh did not beneficially own securities in any of the Funds that invest in the Balanced Series.


VALUE & INCOME SERIES


AllianceBernstein LP


TCW Investment Management Company

     AllianceBernstein LP ("Alliance") Alliance was formed in August of 1999. Alliance Capital Management Corporation is the general partner of Alliance, and Alliance Capital Management Holding L.P. and AXA Financial Inc. own approximately 30% and 50% of Alliance as limited partners.



     In December 2003, Alliance announced that it had reached terms with the New York State Attorney General and the Staff of the Securities and Exchange Commission for the resolution of regulatory claims with respect to market timing in some of certain of its mutual funds. The Funds believe that none of the regulatory claims involved any activities related to the Value & Income Portfolio.



     Marilyn Fedak, John Mahedy, John Phillips, and Chris Marx (the "Alliance Team") are responsible for the day-to-day supervision of the Value & Income Portfolio on behalf of Alliance.



     As of December 31, 2005, Ms. Fedak, Mr. Mahedy, Mr. Phillips, and Mr. Marx each managed assets for (i) twenty-six other registered investment companies having approximately $19.569 billion in total assets (with Alliance's advisory fee being based on performance for one such registered investment company, which had approximately $6.236 billion in total assets), (ii) thirty-one other pooled investment vehicles having approximately $949 million in total assets, and (iii) two hundred thirty-nine other accounts having approximately $10.450 billion in total assets (with Alliance's advisory fee being based on performance for four of such accounts, which had approximately $829 million in total assets).



     Alliance's investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"), and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same Alliance Bernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities. An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team/discipline's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria.



     As of December 31, 2005, no member of the Alliance Team beneficially owned securities in any of the Funds that invest in the Value & Income Portfolio.


     TCW Investment Management Company ("TCW").  TCW was formed in 1971.

     Diane E. Jaffee is responsible for the day-to-day supervision of the Value & Income Series on behalf of TCW.


     As of December 31, 2005, Ms. Jaffee managed assets for (i) six other registered investment companies having approximately $1.745 billion in total assets (TCW's advisory fee was not based on performance for such registered investment companies), (ii) nine other pooled investment vehicles having approximately $3.424 billion in total assets (with TCW's advisory fee being based on performance for three of such pooled investment vehicles, which had approximately $2.891 billion in total assets), and (iii) sixty-two other accounts having approximately $4.194 billion in total assets (with

TCW's advisory fee being based on performance for one of such accounts which had approximately $527 million in total assets).


     Portfolio managers at TCW, including Ms. Jaffee, are generally compensated through a combination of base salary and fee sharing based compensation. Fee sharing generally represents most of the portfolio managers' total compensation and is linked quantitatively to a fixed percentage of fee revenues of accounts in the investment strategy area for which the managers are responsible. Fee sharing applies to all accounts of TCW and its affiliates and is paid quarterly.

     In some cases, the fee sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite, net of fees and expenses, to that of a benchmark. The benchmark varies from strategy to strategy but, within a given strategy, it applies to all accounts. The measurement of performance can be based on single year or multiple year metrics, or a combination thereof.

     Fee sharing for portfolio managers, including Ms. Jaffee, may be determined on a gross basis, without the deduction of expenses. In other cases, fee sharing revenues are allocated to a pool and fee sharing compensation is paid out after the deduction of group expenses. Fee sharing revenues added to a pool will include those from the products managed by the portfolio manager, but may include those of products managed by other portfolio managers in the group. The fee sharing percentage used to compensate the portfolio managers for management of the Value & Income Series is the same as that used to compensate them for all other TCW client accounts they manage. In general, portfolio managers do not receive discretionary bonuses.

     Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These performance fees can be (a) asset-based fees, the percentage of which is tied to the performance of the account relative to a benchmark or (b) a percentage of the net gains of the account over a threshold gain tied to a benchmark. For these accounts, the portfolio managers' fee sharing compensation will apply to such performance fees. The fee sharing percentage in the case of performance fees is generally the same as it is for the fee sharing compensation applicable to the Value & Income Series; however, in the case of certain alternative investment products managed by a portfolio manager, the fee sharing percentage may be higher.

     Portfolio managers also participate in deferred compensation programs, the amount of which are tied to their tenure at TCW and are payable upon the reaching of certain time-based milestones. In addition, certain portfolio managers participate or are eligible to participate in stock option or stock appreciation plans of TCW and/or TCW's parent, Societe Generale. Certain portfolio managers participate in compensation plans that are allocated a portion of management fees, incentive fees or performance fees payable to TCW in its products, including those not managed by the portfolio managers. Some portfolio managers are stockholders of the parent company of the Adviser as well.


     The TCW Code of Ethics prohibits TCW employees from purchasing or otherwise acquiring shares of any third party mutual fund advised or sub-advised by TCW. As a result, as of December 31, 2005, Ms. Jaffee did not beneficially own securities in any of the Funds that invest in the Value & Income Series.


EQUITY GROWTH SERIES

    Ark Asset Management Co., Inc.
     Marsico Capital Management, LLC

     Ark Asset Management Co., Inc. Ark was formed in July 1989 and is owned by Ark Asset Holdings, Inc.; Ark Asset Holdings, Inc. is owned by certain Ark employees.

     Joel Kurth and Nancy Peretz are responsible for the day-to-day supervision of the Equity Growth Series on behalf of Ark.


     As of December 31, 2005, Mr. Kurth and Ms. Peretz each managed assets for
(i) five other registered investment companies having approximately $893 million in total assets, (ii) fifteen other pooled investment vehicles having approximately $1.9 billion in total assets, and (iii) ninety-four other accounts having approximately $4.8 billion in total assets. Ark's advisory fee was not based on the performance of any of such registered investment companies, pooled investment vehicles or other accounts.


     The annual compensation of Mr. Kurth and Ms. Peretz is comprised of salary and incentive bonuses, which are based on (a) Ark's profitability; (b) each portfolio manager's group's profitability; and (c) each portfolio manager's (i) contribution to investment ideas and the investment process, (ii) skill as a professional, and (iii) effective interface with clients and other professional at Ark.


     As of December 31, 2005, neither Mr. Kurth nor Ms. Peretz beneficially owned securities in any of the Funds that invest in the Equity Growth Series.



     Marsico Capital Management, LLC. Marsico was organized in September 1997 and is an indirect wholly-owned subsidiary of Bank of America Corporation.



     Thomas F. Marisco is responsible for the day-to-day management of the Equity Growth Series on behalf of Marsico.



     As of December 31, 2005, Mr. Marsico managed assets for (i) thirty-eight other registered investment companies having approximately $28.430 billion in total assets, (ii) twelve other pooled investment vehicles having approximately $1.555 billion in total assets, and (iii) two hundred three other accounts having approximately $23.952 billion in total assets. Marsico's advisory fee was not based on the performance of any of such registered investment companies, pooled investments vehicles or other accounts.


     Mr. Marsico's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution. Mr. Marsico's compensation is dependent upon, among other factors, the overall performance of all accounts for which he provides investment advisory services. Mr. Marsico does not receive special consideration based on the performance of particular accounts. Exceptional individual efforts by portfolio managers at Marsico are rewarded through greater participation in the firm's bonus pool. Mr. Marsico's compensation comes solely from Marsico. Although Marsico may compare account performance with relevant benchmark indices, Mr. Marsico's compensation is not directly tied to achieving any pre-determined or specified level of performance.

     In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate each portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's investment team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico's benefits to the same extent and on the same basis as other MCM employees.


     As of December 31, 2005, Mr. Marsico did not beneficially own securities in any of the Funds that invest in the Equity Growth Series.


                                 ADMINISTRATOR

     The Administrative Services Agreement between Diversified, as Administrator, and Diversified Investors Portfolios is described in the Prospectus. The agreement provides that Diversified may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned and may be terminated without penalty by majority vote of the investors in Diversified Investors Portfolios (with the vote of each being in proportion to the amount of their investment). The Administrative Services Agreement also provides that neither Diversified nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with any

Series, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

                          CUSTODIAN AND TRANSFER AGENT

     Pursuant to a Custodian Contract, Investors Bank & Trust Company acts as the custodian of each Series' assets (the "Custodian"). The Custodian's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian's responsibilities include safeguarding and controlling cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Series' investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of beneficial interests in each Series. Securities held by a Series may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company and may be held by a subcustodian bank if such arrangements are reviewed and approved by the Board of Trustees of Diversified Investors Portfolios. The Custodian does not determine the investment policies of any Series or decide which securities any Series will buy or sell. A Series may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities and foreign exchange transactions. For its services, the Custodian will receive such compensation as may from time to time be agreed upon by it and Diversified Investors Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, serves as the independent registered public accounting firm for Diversified Investors Portfolios providing audit and accounting services including (i) audit of the annual financial statements, (ii) assistance and consultation with respect to the filings with the Securities and Exchange Commission and (iii) preparation of annual income tax returns.

The financial statements of Diversified Investors Portfolios included herein have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

CAPITAL STOCK AND OTHER SECURITIES

     Diversified Investors Portfolios is organized as a trust under the law of the State of New York. Under Diversified Investors Portfolios Declaration of Trust, the Trustees are authorized to issue beneficial interest in one or more Series. Currently there are nine active Series of Diversified Investors Portfolios. Investors in a Series will be held personally liable for the obligations and liabilities of that Series (and of no other Series), subject, however, to indemnification by Diversified Investors Portfolios in the event that there is imposed upon an investor a greater portion of the liabilities and obligations of the Series than its proportionate beneficial interest in the Series. The Declaration of Trust also provides that Diversified Investors Portfolios shall maintain appropriate insurance (for example, a fidelity bond and errors and omissions insurance) for the protection of Diversified Investors Portfolios, its investors, Trustees, officers, employees and agents, and covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and Diversified Investors Portfolios itself was unable to meet its obligations.

     Investors in a Series are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of their respective Series only. Upon liquidation or dissolution of a Series, investors are entitled to share pro rata in that Series' (and no other Series) net assets available for distribution to its investors. Diversified Investor Portfolios reserves the right to create and issue additional Series of beneficial interest, in which case the beneficial interests in each new Series would participate equally in the earnings, dividends and assets of that particular Series only (and no other Series). Any property of Diversified Investors Portfolios is allocated and belongs to a specific Series to the exclusion of all other Series. All consideration received by Diversified Investors Portfolios for the issuance and sale of beneficial interests in a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings and proceeds thereof, and any funds or payments derived from any reinvestment of such proceeds, is held by the Trustees of Diversified Investors Portfolios in a separate subtrust (a Series) for the benefit of investors in that Series and irrevocably belongs to that Series for all purposes. Neither a Series no investors in that Series possess any right to or interest in the assets belonging to any other Series.

     Investments in a Series have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Series may not be transferred.

     Each investor is entitled to a vote in proportion to the amount of its investment in each Series. Investors in a Series do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interests in all outstanding Series may elect all of the Trustees if they choose to do so and in such event other investors would not be able to elect any Trustees. Investors in each Series will vote as a separate class except as to voting for the election of Trustees, as otherwise required by the 1940 Act, or if determined by the Trustees to be a matter which affects all Series. As to any matter which does not affect the interest of a particular Series, only investors in the one or more affected Series are entitled to vote. Diversified Investors Portfolios is not required and has no current intention of holding annual meetings of investors, but will hold special meetings of investors when in the judgment of Trustees it is necessary or desirable to submit matters for an investor vote. The Declaration of Trust may be amended without the vote of investors, except that investors have the right to approve by affirmative majority vote any amendment which would affect their voting rights, alter the procedures to amend the Declaration of Trust, or as required by law or by Diversified Investors Portfolios registration statement, or as submitted to them by the Trustees. Any amendment submitted to investors which the Trustees determine would affect the investors of any Series shall be authorized by vote of the investors of such Series and no vote will be required of investors in a Series not affected.

     Diversified Investors Portfolios, or any Series, may merge or consolidate or may sell, lease or exchange substantially all of its assets when authorized at any meeting of investors by a majority of the outstanding interests of Diversified Investors Portfolios (or of the affected Series), or by written consent, without a meeting, of the holders of a majority of the outstanding interests voting as a single class. Diversified Investors Portfolios or any Series may reincorporate or reorganize (but not with another operating entity) without any investor vote. Diversified Investors Portfolios may be terminated at any time by the affirmative vote of investors holding not less than two-thirds of all outstanding interests, or by the Trustees by written notice to the investors. Any Series may be terminated at any time by the affirmative vote of investors holding not less than two-thirds of the interests in that Series, or by the Trustees by written notice to the investors of that Series. If not so terminated, Diversified Investors Portfolios will continue indefinitely.

     The Declaration of Trust provides that obligations of Diversified Investors Portfolios are not binding upon the Trustees individually but only upon the property of Diversified Investors Portfolios and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     The Declaration of Trust further provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Diversified Investors Portfolios, unless, as to liability to Diversified Investors Portfolios or its investors, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of Diversified Investors Portfolios. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

TAXATION

     Diversified Investors Portfolios is organized as a New York trust. The Trust and each Series are not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. However, each investor in a Series will be taxable on its share (as determined in accordance with the governing instruments of the Trust) of the Series' ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.

     Each Series, since it is taxed as a partnership, is not subject to federal income taxation. Instead, and investor must take into account, in computing its federal income tax liability, its share of the Series' income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Series.

     Withdrawals by investors from each Series generally will not result in their recognizing any gain or loss for federal income tax purposes, except that
(1) gain will be recognized to the extent that any cash distributed exceeds the basis of the investor's interest in the Series prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the investor's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of an investor's interest in a Series generally equals the amount of cash and the basis of any property that the investor invests in the Series, increased by the investor's share of income from the Series and decreased by the amount of any cash distributions and the basis of any property distributed from the Series.

     Each Series' taxable year-end will be December 31. Although, as described above, the Series will not be subject to federal income tax, each will file appropriate income tax information returns.

     It is intended that each Series' assets, income and distributions will be managed in such a way that an investor in each Series will be able to satisfy the requirements of Subchapter M of the Code.

                               HEDGING STRATEGIES

     The use of hedging strategies, such as a Series' entering into interest rate futures contracts and purchasing options thereon, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith. Income from the disposition of futures contracts and options thereon will be subject to the limitation that a Series must derive less than 30% of its gross income from the sale or other disposition of securities, options or futures contracts held for less than three months (the "Short-Short Limitation").

     If certain requirements are satisfied, any increase in value on a position that is part of a "designated hedge" will be offset by an decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Short-Short Limitation is satisfied. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Series intends to qualify for this treatment when it engages in hedging transactions, but at the present time it is not clear whether this treatment will be available for all of a Series' hedging transactions. To the extent this treatment is not available, a Series may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for an investor in the Series to qualify as a Regulated Investment Company.

                                 OTHER TAXATION

     The investment by an investor in a Series does not cause the investor to be liable for any income or franchise tax in the State of New York. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Series.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of Diversified Investors Portfolios has approved policies and procedures developed by Diversified with respect to the disclosure of the Portfolios' securities and any ongoing arrangements to make available information about the Portfolios' securities. The policy requires that disclosure of information about a Portfolio's portfolio holdings be in the best interests of the Portfolio's shareholders, and that any conflicts of interest between the interests of the Portfolio's shareholders and those of Diversified or its affiliates be addressed in a manner that places the interests of Portfolio's shareholders first. This policy provides that information regarding the Portfolios' holdings may never be shared with non-Diversified employees, with retirement plan sponsors, with insurance companies, with investors and potential investors (whether individual or institutional), or with third parties unless it is done for legitimate business purposes and in accordance with the policy.

     Subject to the provisions relating to "ongoing arrangements" discussed below, Diversified's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale once it is 25 days old after calendar quarter-end. This passage of time prevents a third party from benefiting from an investment decision made by a Portfolio that has not been fully reflected by the market. For the purposes of the policy, the term "ongoing arrangement" is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information once its considered stale under the policy.

     Each Portfolio's complete list of holdings (including the size of each position) may be made available to retirement plan sponsors, insurance companies, investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter-end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, posting the information to Diversified's internet site that is accessible by the public, or through public release by a third party vendor.

     Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the Portfolio must have a legitimate business purpose for the release of the information, the release of the information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by Diversified on behalf of the Portfolio and neither the Portfolio, Diversified or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

     The written approval of Diversified's Chief Compliance Officer must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are granted only after a thorough examination and consultation with Diversified's Legal Department, as necessary. Any exceptions to the policies must be reported to the Board of Trustees of Diversified Investors Portfolios at its next regularly scheduled meeting.

     All ongoing arrangements to make available information about a Portfolio's portfolio securities will be reviewed by the Board of Trustees of Diversified Investors Portfolios no less frequently than quarterly.

     Set forth below is a list, as of the date of this Statement of Additional Information, of those parties with whom Diversified has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. Not all of the ongoing arrangements described below may be applicable to each Portfolio. The Portfolios' auditor also has access from time to time to the Portfolios' holdings in connection with performing the audit and related functions.


                                                DELAY BEFORE
RECIPIENT (HOLDINGS)                FREQUENCY   DISSEMINATION
--------------------                ---------   -------------
Investors Bank & Trust Company      Daily        None
Institutional Shareholders
  Services                          Monthly      1 day
Bowne & Co., Inc.                   Quarterly    1-7 days
Callan Associates, Inc.             Quarterly    15 days
Deloitte & Touche LLP               Quarterly    15 days
Evaluation Associates, Inc.         Quarterly    15 days
Marsh USA, Inc.                     Quarterly    15 days
New England Pension Consultants     Quarterly    15 days
Plexus Group, Inc.                  Quarterly    1-7 days
Rocaton Investment Advisors, LLC    Quarterly    15 days
Standard & Poor's                   Quarterly    25 days
Trainer Wortham and Company, Inc.   Quarterly    15 days
Watson Wyatt Investment Consulting  Quarterly    15 days
Yanni Partners, Inc.                Quarterly    15 days


     With respect to each such arrangement , the Portfolios have a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by Diversified on behalf of the Portfolios. Neither the Portfolios, Diversified or any other affiliated party receives compensation or any other consideration in connection with such arrangements.

     Where a non-Diversified entity serves as a subadviser to a Portfolio advised by Diversified, the subadviser may release portfolio holdings information with respect to that Portfolio only with the prior consent of Diversified, provided however that the subadviser may, without such prior consent, disclose portfolio holdings information to Diversified, the Portfolio's Trustees and officers, custodian, administrator, accounting and pricing agents, legal advisers, compliance personnel, auditors and brokers solely in connection with the performance of its advisory duties for that Fund, or in response to legal or regulatory requirements.

                          FINANCIAL STATEMENTS OF MONY

     The financial statements of MONY that are included in this Statement of Additional Information are different from the financial statements of Keynote. The financial statements of MONY should be considered only as bearing upon the ability of MONY to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in Keynote.

                                                                      APPENDIX A

                        DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

     Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, AND C -- Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The "AA" to "CCC" ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     N.R.: Not rated.

     I: The letter "i" subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The "i" subscript indicates that the rating addresses the interest portion of the obligation only. The "i" subscript will always be used in conjunction with the "p" subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp N.R.i" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

     L: Ratings qualified with "L" apply only to amounts invested up to federal deposit insurance limits.

     p: The letter "p" subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The "p" subscript indicates that the rating addresses the principal portion of the obligation only. The "p" subscript will always be used in conjunction with the "i" subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp N.R.i" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

     pi: Ratings with a "pi" subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a "pi" subscript. Ratings with a "pi" subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

     pr: The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUER CREDIT RATINGS

     A-1 -- An obligor rated "A-1" has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

     A-2 -- An obligor rated "A-2" has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

     A-3 -- An obligor rated "A-3" has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

     B -- An obligor rated "B" is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

     C -- An obligor rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

     R -- An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

     SD AND D -- An obligor rated "SD" (selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

     N.R. -- An issuer designated N.R. is not rated.

COMMERCIAL PAPER

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

     A-1 -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B -- Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S

LONG-TERM OBLIGATION RATINGS

     Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

     Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

     B -- Obligations rated B are considered speculative and are subject to high credit risk.

     Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

     Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL AND TAX-EXEMPT RATINGS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     Aaa -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A -- Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa -- Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ba -- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B -- Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Caa -- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca -- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C -- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS

     Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     P-1 -- Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 -- Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 -- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP -- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company and the
Contractholders of Keynote Series Account:

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth, and Calvert Subaccounts (constituting the "Keynote Series Account") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 21, 2006

                             KEYNOTE SERIES ACCOUNT

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

     As a shareholder in a unit investment trust (a "Trust") invested in a corresponding series of the Diversified Investors Portfolios, you will bear the ongoing costs of managing the corresponding Portfolio in which your Trust invests (such as the investment advisor's fee and other expenses). You will also bear the cost of operating the Trust.

     The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your Trust and its corresponding Portfolio. The figures are based on the actual total return and the actual expenses incurred for the period July 1, 2005 - December 31, 2005. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

     The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your Trust, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2005 - December 31, 2005 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Keynote Series Account against the cost of owning other funds. Other funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
                                   Value              Value              July 1, 2005 -          Expense
       MONEY MARKET            July 1, 2005     December 31, 2005   December 31, 2005(1)(2)    Ratio(1)(3)
          Actual                  $1,000            $1,012.10                $6.73               1.33%
       Hypothetical
 (5% annual return before         $1,000            $1,018.38                $6.75               1.33%
         expenses)

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
  INTERMEDIATE GOVERNMENT          Value              Value              July 1, 2005 -          Expense
           BOND                July 1, 2005     December 31, 2005    December 31,2005(1)(2)    Ratio(1)(3)
          Actual                  $1,000             $992.10                 $7.48               1.50%
       Hypothetical
 (5% annual return before         $1,000            $1,017.56                $7.57               1.50%
         expenses)

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
                                   Value              Value              July 1, 2005 -          Expense
         CORE BOND             July 1, 2005     December 31, 2005   December 31, 2005(1)(2)    Ratio(1)(3)
          Actual                  $1,000             $996.40                 $7.47               1.49%
       Hypothetical
 (5% annual return before         $1,000            $1,017.59                $7.55               1.49%
         expenses)

                             KEYNOTE SERIES ACCOUNT

                                  (UNAUDITED)

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
                                   Value              Value              July 1, 2005 -          Expense
         BALANCED              July 1, 2005     December 31, 2005   December 31, 2005(1)(2)    Ratio(1)(3)
          Actual                  $1,000            $1,039.70                $8.18               1.60%
       Hypothetical
 (5% annual return before         $1,000            $1,017.05                $8.09               1.60%
         expenses)

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
                                   Value              Value              July 1, 2005 -          Expense
      VALUE & INCOME           July 1, 2005     December 31, 2005   December 31, 2005(1)(2)    Ratio(1)(3)
          Actual                  $1,000            $1,053.30                $8.17               1.59%
       Hypothetical
 (5% annual return before         $1,000            $1,017.11                $8.02               1.59%
         expenses)

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
                                   Value              Value              July 1, 2005 -          Expense
       EQUITY GROWTH           July 1, 2005     December 31, 2005   December 31, 2005(1)(2)    Ratio(1)(3)
          Actual                  $1,000            $1,083.80                $9.15               1.75%
       Hypothetical
 (5% annual return before         $1,000            $1,016.28                $8.86               1.75%
         expenses)

                                                                         Expenses Paid
                             Beginning Account   Ending Account        During the Period       Annualized
                                   Value              Value              July 1, 2005 -          Expense
          CALVERT              July 1, 2005     December 31, 2005  December 31, 2005(2)(3)(4)  Ratio(3)(4)
          Actual                  $1,000            $1,034.80                $5.61               1.10%
       Hypothetical
 (5% annual return before         $1,000            $1,019.55                $5.57               1.10%
         expenses)

(1) These figures reflect the expenses of both the Trust and its corresponding Portfolio.

(2) Expenses are equal to each Trust's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 183 (to reflect the one-half year period).

(3) Please be aware that expense ratios shown in this table may not match the expense ratios shown in each Trust's financial highlights, as the expense ratios in the financial highlights reflect the actual expense ratios over the period January 1, 2005-December 31, 2005.

(4) These figures do not include expenses incurred by the Calvert Social Balanced Portfolio.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2005

                                                             INTERMEDIATE
                                                   MONEY      GOVERNMENT      CORE                   VALUE &       EQUITY
                                                   MARKET        BOND         BOND      BALANCED      INCOME       GROWTH
                                                  --------   ------------   --------   ----------   ----------   ----------
ASSETS:
Investment in the Portfolios, at value (Notes 1
  and 2)........................................  $111,746     $150,747     $226,485   $1,671,532   $6,593,376   $2,851,281
Receivable for units sold.......................        --           --          579          359          955          424
                                                  --------     --------     --------   ----------   ----------   ----------
Total assets....................................   111,746      150,747      227,064    1,671,891    6,594,331    2,851,705
                                                  --------     --------     --------   ----------   ----------   ----------

LIABILITIES:
Accrued mortality and expense risk..............       106          137          204        1,602        6,117        2,601
                                                  --------     --------     --------   ----------   ----------   ----------
NET ASSETS ATTRIBUTABLE TO ANNUITY
  CONTRACTHOLDERS...............................  $111,640     $150,610     $226,860   $1,670,289   $6,588,214   $2,849,104
                                                  ========     ========     ========   ==========   ==========   ==========
ACCUMULATION UNITS..............................     5,786        7,500        7,375       44,270      123,843       57,543
                                                  ========     ========     ========   ==========   ==========   ==========

UNIT VALUE......................................  $  19.29     $  20.08     $  30.76   $    37.73   $    53.20   $    49.51
                                                  ========     ========     ========   ==========   ==========   ==========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   INTERMEDIATE
                                                          MONEY     GOVERNMENT     CORE                 VALUE &     EQUITY
                                                          MARKET       BOND        BOND     BALANCED    INCOME      GROWTH
                                                          ------   ------------   -------   --------   ---------   --------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS (NOTE 2):
Interest income.........................................  $4,157     $ 6,370      $ 9,865   $28,275    $   5,583   $  2,278
Securities lending income (net).........................     --           78           38       124        1,708        362
Dividend income.........................................     --           --           --    19,344      117,736     26,332
Expenses (net of reimbursement).........................   (366)        (677)        (880)   (8,668)     (32,489)   (19,153)
                                                          ------     -------      -------   --------   ---------   --------
Net investment income (loss) allocated from
  Portfolios............................................  3,791        5,771        9,023    39,075       92,538      9,819
                                                          ------     -------      -------   --------   ---------   --------

EXPENSES (NOTE 4):
Mortality and expense risk..............................  1,450        1,869        2,491    19,057       74,117     32,452
Less expenses reimbursed by MONY........................   (220)          --           --        --           --         --
                                                          ------     -------      -------   --------   ---------   --------
Net expenses............................................  1,230        1,869        2,491    19,057       74,117     32,452
                                                          ------     -------      -------   --------   ---------   --------
NET INVESTMENT INCOME (LOSS)............................  2,561        3,902        6,532    20,018       18,421    (22,633)
                                                          ------     -------      -------   --------   ---------   --------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) allocated from Portfolios
  on:
  Securities............................................     --       (2,857)        (715)  105,968      614,632    129,289
  Futures...............................................     --           --          259     2,203           --         --
  Written options.......................................     --           --          103       444           --         --
  Foreign currency transactions.........................     --           --         (817)     (609)          --         --
Change in net unrealized appreciation (depreciation)
  allocated from Portfolios on:
  Securities............................................     --         (925)      (3,322)  (52,018)    (264,483)    59,258
  Futures...............................................     --           --           88      (541)          --         --
  Written options.......................................     --           --           13        --           --         --
  Short sales...........................................     --           --         (112)      (85)          --         --
  Foreign currency translations.........................     --           --          784     2,077           --         --
                                                          ------     -------      -------   --------   ---------   --------
Net realized and unrealized gains (losses) on
  investments...........................................     --       (3,782)      (3,719)   57,439      350,149    188,547
                                                          ------     -------      -------   --------   ---------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $2,561     $   120      $ 2,813   $77,457    $ 368,570   $165,914
                                                          ======     =======      =======   ========   =========   ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    INTERMEDIATE
                                          MONEY      GOVERNMENT      CORE                      VALUE &       EQUITY
                                         MARKET         BOND         BOND       BALANCED       INCOME        GROWTH
                                        ---------   ------------   ---------   -----------   -----------   -----------
FROM OPERATIONS:
Net investment income (loss)..........  $   2,561    $   3,902     $   6,532   $    20,018   $    18,421   $   (22,633)
Net realized gains (losses) allocated
  from Portfolios on:
  Securities..........................         --       (2,857)         (715)      105,968       614,632       129,289
  Futures.............................         --           --           259         2,203            --            --
  Written options.....................         --           --           103           444            --            --
  Foreign currency transactions.......         --           --          (817)         (609)           --            --
Change in net unrealized appreciation
  (depreciation) allocated from
  Portfolios on:
  Securities..........................         --         (925)       (3,322)      (52,018)     (264,483)       59,258
  Futures.............................         --           --            88          (541)           --            --
  Written options.....................         --           --            13            --            --            --
  Short sales.........................         --           --          (112)          (85)           --            --
  Foreign currency translations.......         --           --           784         2,077            --            --
                                        ---------    ---------     ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from operations...........      2,561          120         2,813        77,457       368,570       165,914
                                        ---------    ---------     ---------   -----------   -----------   -----------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold............................     50,045       79,572       164,986     1,232,169     3,556,085     1,948,093
Units redeemed........................   (140,716)    (184,093)     (205,997)   (1,348,985)   (4,334,268)   (2,476,765)
                                        ---------    ---------     ---------   -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from unit transactions....    (90,671)    (104,521)      (41,011)     (116,816)     (778,183)     (528,672)
                                        ---------    ---------     ---------   -----------   -----------   -----------
Total increase (decrease) in net
  assets..............................    (88,110)    (104,401)      (38,198)      (39,359)     (409,613)     (362,758)

NET ASSETS:
Beginning of year.....................    199,750      255,011       265,058     1,709,648     6,997,827     3,211,862
                                        ---------    ---------     ---------   -----------   -----------   -----------
End of year...........................  $ 111,640    $ 150,610     $ 226,860   $ 1,670,289   $ 6,588,214   $ 2,849,104
                                        =========    =========     =========   ===========   ===========   ===========
Units outstanding beginning of year...     10,564       12,729         8,726        47,323       139,062        68,770
Units sold............................      2,599        3,971         5,383        32,654        66,840        39,069
Units redeemed........................     (7,377)      (9,200)       (6,734)      (35,707)      (82,059)      (50,296)
                                        ---------    ---------     ---------   -----------   -----------   -----------
Units outstanding end of year.........      5,786        7,500         7,375        44,270       123,843        57,543
                                        =========    =========     =========   ===========   ===========   ===========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        INTERMEDIATE
                                              MONEY      GOVERNMENT      CORE                    VALUE &       EQUITY
                                             MARKET         BOND         BOND       BALANCED      INCOME       GROWTH
                                            ---------   ------------   ---------   ----------   ----------   ----------
FROM OPERATIONS:
Net investment income (loss)..............  $     796     $  3,731     $   6,258   $   18,558   $   45,284   $  (14,368)
Net realized gains (losses) allocated from
  Portfolios on:
  Securities..............................        (17)        (887)        2,754      111,225      390,462       49,674
  Futures, written options and short
    sales.................................         --           --           293        1,134           --           --
  Foreign currency transactions...........         --           --           101       (2,964)          --         (310)
Change in net unrealized appreciation
  (depreciation) allocated from Portfolios
  on:
  Securities..............................         --       (1,728)       (1,896)     (18,250)     302,572      155,121
  Futures, written options and short
    sales.................................         --           --           280        1,428           --           --
  Foreign currency translations...........         --           --           614        1,153           --          408
                                            ---------     --------     ---------   ----------   ----------   ----------
Net increase (decrease) in net assets
  resulting from operations...............        779        1,116         8,404      112,284      738,318      190,525
                                            ---------     --------     ---------   ----------   ----------   ----------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold................................    272,466        6,321        74,048      106,617      325,352      242,439
Units redeemed............................   (376,620)     (49,943)     (107,914)    (131,758)    (699,943)    (493,531)
                                            ---------     --------     ---------   ----------   ----------   ----------
Net increase (decrease) in net assets
  resulting from unit transactions........   (104,154)     (43,622)      (33,866)     (25,141)    (374,591)    (251,092)
                                            ---------     --------     ---------   ----------   ----------   ----------
Total increase (decrease) in net assets...   (103,375)     (42,506)      (25,462)      87,143      363,727      (60,567)
NET ASSETS:
Beginning of year.........................    303,125      297,517       290,520    1,622,505    6,634,100    3,272,429
                                            ---------     --------     ---------   ----------   ----------   ----------
End of year...............................  $ 199,750     $255,011     $ 265,058   $1,709,648   $6,997,827   $3,211,862
                                            =========     ========     =========   ==========   ==========   ==========
Units outstanding beginning of year.......     16,085       14,922         9,898       48,109      147,238       74,686
Units sold................................     14,452          315         2,466        3,101        6,987        5,525
Units redeemed............................    (19,973)      (2,508)       (3,638)      (3,887)     (15,163)     (11,441)
                                            ---------     --------     ---------   ----------   ----------   ----------
Units outstanding end of year.............     10,564       12,729         8,726       47,323      139,062       68,770
                                            =========     ========     =========   ==========   ==========   ==========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                               CALVERT SUBACCOUNT

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2005

ASSETS:
Investments, at cost........................................   $396,226
                                                               ========
Investments, at value (Note 6)..............................   $403,776

LIABILITIES:
Accrued mortality and expense risk..........................        367
                                                               --------

NET ASSETS ATTRIBUTABLE TO ANNUITY CONTRACTHOLDERS..........   $403,409
                                                               ========

ACCUMULATION UNITS..........................................     13,850
                                                               ========

UNIT VALUE..................................................   $  29.13
                                                               ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                               CALVERT SUBACCOUNT

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME (NOTE 2):
Dividend income.............................................  $ 7,098
                                                              -------

EXPENSES (NOTE 4):
Mortality and expense risk..................................   (4,195)
                                                              -------

NET INVESTMENT INCOME (LOSS)................................    2,903
                                                              -------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE
  2):
Net realized gains (losses) from securities.................   (4,665)
Change in net unrealized appreciation (depreciation) on
  securities................................................   19,169
                                                              -------
Net realized and unrealized gains (losses) on investments...   14,504
                                                              -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $17,407
                                                              =======

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                               CALVERT SUBACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE YEAR ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                2005        2004
                                                              ---------   --------
FROM OPERATIONS:
Net investment income (loss)................................  $   2,903   $  2,245
Net realized gains (losses) from securities.................     (4,665)    (4,859)
Change in net unrealized appreciation (depreciation) on
  securities................................................     19,169     26,478
                                                              ---------   --------
Net increase (decrease) in net assets resulting from
  operations................................................     17,407     23,864
                                                              ---------   --------

FROM UNIT TRANSACTIONS (NOTE 5):
Units sold..................................................    163,819     44,365
Units redeemed..............................................   (139,981)   (19,350)
                                                              ---------   --------
Net increase (decrease) in net assets from unit
  transactions..............................................     23,838     25,015
                                                              ---------   --------
Total increase (decrease) in net assets.....................     41,245     48,879

NET ASSETS:
Beginning of year...........................................    362,164    313,285
                                                              ---------   --------
End of year.................................................  $ 403,409   $362,164
                                                              =========   ========
Units outstanding beginning of year.........................     12,993     12,036
Units sold..................................................      5,673      1,679
Units redeemed..............................................     (4,816)      (722)
                                                              ---------   --------
Units outstanding end of year...............................     13,850     12,993
                                                              =========   ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Keynote Series Account (individually a "Subaccount", and collectively, "Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company ("MONY") under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended. Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

     Keynote commenced operations on December 16, 1987. There are currently seven Subaccounts within Keynote which are available to contractholders of Group Plans. Six of the Subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios"). The seventh Subaccount is a fund of fund and invests in the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert"). The financial statements of the Portfolios and Calvert accompany this report.

     At December 31, 2005, each of the Subaccounts' investment in the corresponding Portfolios was as follows:

                                                              PERCENTAGE INVESTMENT
SUBACCOUNT                                                        IN PORTFOLIO
----------                                                    ---------------------
Money Market................................................          0.02
Intermediate Government Bond................................          0.06
Core Bond...................................................          0.01
Balanced....................................................          0.41
Value & Income..............................................          0.22
Equity Growth...............................................          0.11

     For information regarding each Portfolio's investments, please refer to the Portfolio Composition section of the Portfolios' financial statements, or Calvert's investments in the Asset Allocation section of Calvert's financial statements which accompany this report.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. INVESTMENTS:

     The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which accompanies this report.

     The Calvert Subaccount is valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for Calvert can be found in Note A of the Calvert's Notes to Financial Statements which accompanies this report.

     B. INVESTMENT INCOME:

     Each Keynote Subaccount, except the Calvert Subaccount, is allocated its share of income and expenses of its corresponding Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the security transactions of the corresponding Portfolio are allocated pro rata among the investors and are recorded by the subaccounts on a daily basis.

                             KEYNOTE SERIES ACCOUNT

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     For the Calvert Subaccount, dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

     C. FEDERAL INCOME TAXES:

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

     D. OTHER:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

     Purchases and sales of shares in Calvert were $57,435 and $30,661, respectively.

4. FEES AND TRANSACTIONS WITH AFFILIATES

     All Subaccounts, except the Calvert Subaccount, purchase interests in the Portfolios. The net assets of those Subaccounts reflect the investment management fee charged by Diversified Investment Advisors, Inc. ("Diversified"), the investment advisor, which provides investment advice and related services to the Portfolios. Diversified is an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group.

     MONY reserves the right to deduct an annual contract charge from a participant's account to reimburse MONY for administrative expenses relating to the maintenance of the group variable annuity contracts. MONY has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

     Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.10%; however, MONY reserves the right to charge maximum fees of 1.25% upon written notice.

     During the year, MONY elected to voluntarily waive $220 of its fees to maintain a positive yield in the Money Market Subaccount.

5. GROUP PLAN ASSUMPTIONS

     On December 31, 1993, MONY entered into an agreement with Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON which is an affiliate of the Portfolios, pursuant to which the Group Plans may be transferred through assumption reinsurance to TFLIC. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption

                             KEYNOTE SERIES ACCOUNT

5. GROUP PLAN ASSUMPTIONS (CONTINUED)

reinsurance of any Group Plan to TFLIC will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of TFLIC. There were no assets transferred to TFLIC pursuant to this assumption reinsurance agreement for the years ended December 31, 2005 and December 31, 2004.

     The amounts related to assumptions, if any, would be reflected in the net asset value of units redeemed in the Statements of Changes in Net Assets.

6. PORTFOLIO INVESTMENTS

     Calvert invests in the Calvert Social Balanced Portfolio. At December 31, 2005, it holds 207,811 shares with a market value of $403,776.

7. LEGAL AND REGULATORY MATTERS

     Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Subaccounts and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisors, Inc. ("DIA").

     On February 18, 2005, DISC was notified by NASD Staff that it had made a preliminary determination to recommend disciplinary action against DISC regarding certain matters. In February 2006, DISC settled an administrative proceeding with the NASD regarding agreements with two customers who were permitted to engage in market timing activity in the Diversified Investors International Equity Fund from July 1, 2003 through October 24, 2003. The settlement also addressed alleged deficiencies in DISC's procedures relating to the retention of e-mail communications. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which DISC neither admitted nor denied the allegations or findings, DISC consented to the following sanctions: (i) censure; (ii) a fine of $1.3 million; (iii) restitution of approximately $949,011 to the Diversified International Equity Portfolio for losses attributable to the trading described in the AWC; and (iv) agreement to make certifications to the NASD regarding the review and establishment of procedures relating to e-mail retention and to the enforcement of the Funds' policies and procedures relating to market timing. The restitution payment of $949,011 referred to above was made on February 14, 2006.

     DISC and DIA have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

     Although it is not anticipated that these developments will have an adverse effect on the Subaccounts, there can be no assurance at this time.

8. CONCENTRATIONS AND INDEMNIFICATIONS

     From time to time, Keynote may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on Keynote.

     In the normal course of business, Keynote enters into contracts that contain a variety of representations and warranties which provide general indemnifications. Keynote's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against Keynote that have not yet occurred. However, based on experience, Keynote expects the risk of loss to be remote.

                             KEYNOTE SERIES ACCOUNT

9. FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

                           INCOME (LOSS) FROM INVESTMENT
                                    OPERATIONS
                           -----------------------------
                                          NET REALIZED
                                               AND            TOTAL
                 UNIT          NET         UNREALIZED        INCOME       UNIT
   FOR THE      VALUE,     INVESTMENT    GAINS (LOSSES)    (LOSS) FROM   VALUE,
    YEAR       BEGINNING     INCOME            ON          INVESTMENT    END OF    TOTAL    NET ASSETS,
    ENDED       OF YEAR     (LOSS)(a)      INVESTMENTS     OPERATIONS     YEAR     RETURN   END OF YEAR
   -------     ---------   -----------   ---------------   -----------   -------   ------   ------------
MONEY MARKET
12/31/2005      $18.91       $ 0.37          $  0.01         $  0.38     $19.29     2.01%    $  111,640
12/31/2004       18.84         0.06             0.01            0.07      18.91     0.37        199,750
12/31/2003       18.81         0.03            (0.00)(c)        0.03      18.84     0.16        303,125
12/31/2002       18.67         0.15            (0.01)           0.14      18.81     0.75        402,099
12/31/2001       18.11         0.54             0.02            0.56      18.67     3.09        276,605
INTERMEDIATE GOVERNMENT BOND
12/31/2005       20.03         0.46            (0.41)           0.05      20.08     0.25        150,610
12/31/2004       19.94         0.27            (0.18)           0.09      20.03     0.45        255,011
12/31/2003       19.84         0.37            (0.27)           0.10      19.94     0.50        297,517
12/31/2002       18.52         0.53             0.79            1.32      19.84     7.13        710,769
12/31/2001       17.53         0.77             0.22            0.99      18.52     5.65        433,521
CORE BOND
12/31/2005       30.38         0.88            (0.50)           0.38      30.76     1.25        226,860
12/31/2004       29.35         0.75             0.28            1.03      30.38     3.51        265,058
12/31/2003       28.36         0.71             0.28            0.99      29.35     3.49        290,520
12/31/2002       26.24         1.02             1.10            2.12      28.36     8.08        385,094
12/31/2001       24.80         1.10             0.34            1.44      26.24     5.81        374,813
BALANCED
12/31/2005       36.13         0.42             1.18            1.60      37.73     4.43      1,670,289
12/31/2004       33.73         0.38             2.02            2.40      36.13     7.12      1,709,648
12/31/2003       28.97         0.33             4.43            4.76      33.73    16.43      1,622,505
12/31/2002       32.55         0.47            (4.05)          (3.58)     28.97    (11.00)    1,534,640
12/31/2001       34.75         0.57            (2.77)          (2.20)     32.55    (6.33)     1,982,330
VALUE & INCOME
12/31/2005       50.32         0.14             2.74            2.88      53.20     5.72      6,588,214
12/31/2004       45.06         0.31             4.95            5.26      50.32    11.67      6,997,827
12/31/2003       36.00         0.32             8.74            9.06      45.06    25.17      6,634,100
12/31/2002       42.95         0.34            (7.29)          (6.95)     36.00    (16.18)    5,728,801
12/31/2001       44.31         0.42            (1.78)          (1.36)     42.95    (3.07)     8,629,202
EQUITY GROWTH
12/31/2005       46.70        (0.36)            3.17            2.81      49.51     6.02      2,849,104
12/31/2004       43.82        (0.20)            3.08            2.88      46.70     6.57      3,211,862
12/31/2003       35.00        (0.28)            9.10            8.82      43.82    25.20      3,272,429
12/31/2002       46.26        (0.30)          (10.96)         (11.26)     35.00    (24.34)    2,845,179
12/31/2001       58.57        (0.43)          (11.88)         (12.31)     46.26    (21.02)    5,129,083
CALVERT
12/31/2005       27.87         0.21             1.05            1.26      29.13     4.52        403,409
12/31/2004       26.03         0.18             1.66            1.84      27.87     7.07        362,164
12/31/2003       22.05         0.23             3.75            3.98      26.03    18.05        313,285
12/31/2002       25.38         0.41            (3.74)          (3.33)     22.05    (13.12)      244,739
12/31/2001       27.58         1.13            (3.33)          (2.20)     25.38    (7.98)       266,995


                                RATIOS TO AVERAGE NET Assets
               ---------------------------------------------------------------
                                EXPENSES,
                EXPENSES,       INCLUDING
                INCLUDING    EXPENSES OF THE                   NET INVESTMENT
   FOR THE     EXPENSES OF   PORTFOLIO (NET         NET         INCOME (LOSS)
    YEAR           THE             OF           INVESTMENT         (NET OF        PORTFOLIO
    ENDED       PORTFOLIO    REIMBURSEMENTS)   INCOME (LOSS)   REIMBURSEMENTS)   TURNOVER(b)
   -------     -----------   ---------------   -------------   ---------------   -----------
MONEY MARKET
12/31/2005         1.38%           1.21%           1.77%            1.94%            N/A
12/31/2004         1.38            1.11            0.06             0.33             N/A
12/31/2003         1.36            1.22            0.05             0.19             N/A
12/31/2002         1.37            1.20            0.60             0.77             N/A
12/31/2001         1.37            1.20            2.72             2.89             N/A
INTERMEDIATE
12/31/2005         1.50            1.50            2.30             2.30             756%
12/31/2004         1.52            1.50(d)         1.35             1.37             554
12/31/2003         1.49            1.49            1.87             1.87             392
12/31/2002         1.49            1.49            2.74             2.74             134
12/31/2001         1.48            1.48            4.18             4.18              40
CORE BOND
12/31/2005         1.49            1.49            2.88             2.88           1,003(e)
12/31/2004         1.49            1.49            2.52             2.52             885
12/31/2003         1.49            1.49(d)         2.45             2.45             922
12/31/2002         1.49            1.49            3.77             3.77             462
12/31/2001         1.48            1.48            4.25             4.25             547
BALANCED
12/31/2005         1.64            1.60(d)         1.11             1.15             367
12/31/2004         1.62            1.60(d)         1.09             1.11             338
12/31/2003         1.61            1.60(d)         1.06             1.07             377
12/31/2002         1.62            1.60(d)         1.53             1.55             289
12/31/2001         1.59            1.59            1.72             1.72             312
VALUE & INCOM
12/31/2005         1.58            1.58            0.27             0.27              89
12/31/2004         1.58            1.58            0.67             0.67              44
12/31/2003         1.57            1.57            0.83             0.83              70
12/31/2002         1.58            1.58            0.84             0.84              31
12/31/2001         1.58            1.58            0.98             0.98              32
EQUITY GROWTH
12/31/2005         1.75            1.75           (0.77)           (0.77)             76
12/31/2004         1.75            1.75           (0.46)           (0.46)            129
12/31/2003         1.75            1.70           (0.76)           (0.71)             61
12/31/2002         1.75            1.60           (0.89)           (0.74)             75
12/31/2001         1.75            1.60           (1.02)           (0.87)             63
CALVERT
12/31/2005         1.10(f)         1.10(f)         0.76             0.76               8
12/31/2004         1.10(f)         1.10(f)         0.67             0.67               6
12/31/2003         2.03            2.03            0.95             0.95             374
12/31/2002         2.01            2.01            0.84             0.84             552
12/31/2001         1.97            1.97            4.30             4.30             751


---------------

(a)  Calculated based upon average units outstanding.

(b)  Portfolio turnover of the Portfolio or the Calvert subaccount.

(c)  Amount rounds to less than one penny per share.

(d)  Includes reimbursement of fees at the underlying Portfolio level.

(e) Includes the effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2H of the Portfolio's Notes to Financial Statements which accompany this report.

(f)  Ratios exclude expenses incurred by the Calvert Social Balanced Portfolio.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company and the
Contractholders of Keynote Series Account:

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Equity Growth, and Calvert Subaccounts (constituting the "Keynote Series Account") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 21, 2006

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            ANNUAL ECONOMIC OVERVIEW

                               DECEMBER 31, 2005

                                  (UNAUDITED)

     PLEASE NOTE THAT ANY PERFORMANCE FIGURES DISCUSSED BELOW REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. VISIT WWW.DIVINVEST.COM FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END.

                    THE ECONOMY AND CAPITAL MARKETS OVERVIEW

     The capital markets struggled against numerous headwinds in 2005. Oil prices surged in the third quarter before falling back later in the year, rising by approximately 40% during the year. Hurricanes Katrina and Rita, which heavily damaged or destroyed a good deal of our energy production, refining and distribution capacity, contributed meaningfully to hikes in energy prices, as did resurgent economies in India and China. The price of gold also increased, as nervous investors bid up the price of this commodity by 18% during the year.

     Domestically, we saw two of our major automotive companies weakened by rising pension and healthcare-related obligations, to the point that their bonds were downgraded to junk status. Airlines continued to suffer as well, with both Delta and Northwest, among others, declaring bankruptcy. Elsewhere, a housing craze reminiscent of the Internet bubble of 2000 threatened a major economic backlash as rising interest rates caused some to speculate that consumer spending, the economy's dominant economic engine, might collapse, taking the national economy along with it.

     In the end, however, this headline-grabbing news failed to derail economic growth by very much, with 2005 Gross Domestic Product growth expected by most to weigh in at a very strong 4.1%, or thereabouts. Unemployment also continued to fall, marginally, reaching 4.9%, or effective full employment by year's end. A steady diet of interest rate increases, thanks to the Federal Reserve, appeared to be slowly taking air out of the overheated housing market. The strength of the U.S. dollar increased markedly through much of the year, as capital market flows into the U.S. offset a huge trade deficit. Corporate profits remained strong, with earnings expected to be a record 13.9% for the full year, indicating that the recovery and present economic expansion were more widespread than many had anticipated.

                                 EQUITY MARKETS

     U.S. stocks were positive for the year, with the broad market returning 4.9% as measured by the S&P 500 Stock Index. Generally speaking, large-cap stocks outperformed small-cap stocks, while mid-cap indices produced the highest returns, with the Russell Mid-Cap Value Index finishing up 12.65% for the year. International stocks were the period's best performers, despite a stronger dollar that reduced results for U.S. based investors. Emerging markets outperformed developed markets and, with encouraging signs of economic recovery, the Japanese stock market had its biggest annual gain in local currency terms since 1986.

                              FIXED INCOME MARKETS

     The Federal Reserve increased interest rates steadily throughout the year, raising the Fed Funds rate eight times, by a total of 2.00%, to end the year at 4.25%. While yields on shorter-term issues rose dramatically, yields on intermediate and longer-term issues rose by smaller amounts, causing a temporary inversion or "flattening" of the curve at certain key rates by the quarter's close. This

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

development, which has often presaged a significant economic slowdown, or recession, had been widely expected. Despite this and other negative factors, including major credit downgrades amongst auto makers and stock buybacks that undermine debt holders' interests, the positive bond returns of 2005, while considerably lower than 2004 results, were therefore somewhat surprising. In general, rising rates only partly offset coupon income.

     Domestically, long-term Treasury bonds had some of the highest returns although intermediate Treasuries, where the yield curve inversion was most noticeable, had some of the lowest returns (up 1.4%). High yield and corporate bonds posted results of 2.7% and 2.0% respectively, well off their 2004 returns. Additional coupon income over like Treasuries was particularly beneficial in these sectors. Elsewhere, improving finances and upgrades amongst emerging market issuers attracted global investors with local currency total returns of 12%, on average, versus 2004 total returns of 11.8%.

                              MONEY MARKET SERIES

     The Series returned 3.00% for the year after fees, equal to the Citigroup Treasury Bill 3 Month Index of 3.00%. The major contributor to performance was the dramatic increase in short term rates. The portfolio manager anticipated the Federal Reserve's actions, and maintained his focus on maturities at the short end of the yield curve to avoid losses, as well as to be able to take advantage of the rise in short rates. As it becomes apparent that the Fed is ending its credit tightening stance, the portfolio manager intends to lengthen the Series' duration in excess of the benchmark.

     To generate more coupon income, the portfolio manager concentrated on high quality commercial paper by banks and other finance companies that have a strong incentive to maintain high credit ratings, as their operations depend on having good access to the credit market. This concentration in financial companies such as Barclays, Warburg Dillon, Morgan Stanley, CIBC and HSBC paid off as major shocks were delivered to the credit markets in the form of significant downgrades of General Motors and Ford paper. The Series also benefited from swings at the short end of the credit markets as well as holdings in floating rate corporate securities that had a portfolio weight at year end of approximately 18%.

                            HIGH QUALITY BOND SERIES

     The Series returned 1.95% for the twelve months ended December 31, ahead of the Merrill Lynch 1-3 Year Treasury Index of 1.66% and the 1.40% median return for the Morningstar Short-Term Bond Universe. The majority of the positive contribution to return during the year came from security selection in the form of income. Sector and security spread also contributed modestly to the total excess return. The yield curve effect contributed only slightly, while duration had a neutral effect.

     The income component of the portfolio was the greatest source of return for the year. The portfolio was underweight treasuries relative to the Merrill Lynch 1-3 Year Treasury benchmark primarily by overweighting corporate (32%) and asset-backed issues (28%). These sectors were two of the best performers in the Series as well. Asset-backed securities returned just under 3% for the year with corporates capturing just under 2.5%; both beating out the all Treasury index return of 1.66% for the year. Collateralized mortgage obligations and commercial mortgage-backed securities, the next two largest allocations at 12% and 14% respectively, were also contributors returning 2.3% and 1.7%, respectively, to the Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

                      INTERMEDIATE GOVERNMENT BOND SERIES

     The Series returned a modest 1.34% return in 2005 versus the Lehman Brothers Intermediate Government Bond Index return of 1.68%.

     Treasuries, which make up 54% of the index, were the best place to be invested, returning 2.8%. Government related securities, often referred to as agency securities, account for the remaining 46% of the index. The Series maintained 10% positions in mortgage and asset-backed securities throughout most of the year. These out-of-index sectors outperformed the government related sector, benefiting the Series. For the majority of the year, the Series maintained a neutral to long duration in a rising interest rate environment. The long duration detracted from total returns.

                                CORE BOND SERIES

     The Series' 2.38% return for the year fell just short of the Lehman Brothers Aggregate Bond Index of 2.43%, but was ahead of the 1.80% median return of the Morningstar Intermediate Bond Universe.

     The Series picked up performance from commercial mortgage-backed securities and asset-backed securities very early in the year, but the majority of performance for the year was received from duration positioning. A shorter portfolio duration relative to the Lehman Brothers Aggregate Bond Index was additive for the year as rates rose in the intermediate and shorter end of the yield curve. A moderate allocation to the out-of-index sectors; High Yield, Non-dollar and Emerging Markets was also beneficial. The Series exited its Emerging Market exposure early in the year as better risk-adjusted return opportunities presented themselves in the High Yield and Non-dollar sectors. The year ended with the plus sector allocations comprising 3% of the Series and contributing 16 basis points towards performance.

     Weakening fundamentals and concerns of potential downgrades of leading automotive manufacturers to junk status brought down returns in the credit sector for the year, contributing mild returns to the portfolio.

                            TOTAL RETURN BOND SERIES

     The Series returned 2.35% since its inception on May 6 through December 31, 2005. The Lehman Brothers Aggregate Bond Index, which consists of government, corporate, mortgage and asset-backed securities of investment grade quality, returned a moderate 2.4% for the year. The Treasury component in the index posted the largest annual return. A small 1% overweight to Treasuries helped.

     In addition to investing in investment-grade quality bonds, the Series opportunistically invests in out-of-index sectors, such as Emerging Markets, Non-dollar securities and High Yield. On a duration-adjusted basis, Emerging Markets returned over 9%, adding to the absolute return.

     Since inception, the Series has maintained a neutral to short duration in a rising interest rate environment. Duration positioning has been additive to the Series' overall performance.

                                BALANCED SERIES

     The Series posted a 5.59% return for the year, outpacing the 4.00% return of the 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index. An overweight to equities for the year was beneficial, with the S&P 500 Index outperforming the Lehman Brothers Aggregate Bond Index by 2.5%.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

Stock performance and bond results within the Series were also superior to their respective benchmarks.

     The equity component of the Series realized strong returns from the Energy sector. Burlington Resources, Inc. was up 99% and Exxon Mobil Corp., a 2% overweight in the portfolio, was up over 11%. Energy companies by and large benefited from surging energy prices, driven by both increasing global demand and supply disruptions as a result of the tumultuous hurricane season.

     Healthcare saw good results from two biotech heavyweights; Amgen, up 23%, and Genentech, Inc. up 70%. The two companies posted positive years on increased sales and earnings. Genentech also received favorable FDA expanded approval for two of its cancer fighting drugs. The major detraction from a sector standpoint for the year was Consumer Discretionary. The Series was slightly underweight the poor performing sector by a quarter of a percent, but the holdings in the sector were a drain on performance, costing the Series about 1%.

     The Series' fixed income segment benefited from a moderate allocation to out-of-index sectors: High Yield, Non-dollar and Emerging Markets. A shorter duration positioning relative to the Lehman Brothers Aggregate Bond Index was slightly additive for the year as rates rose in the intermediate and shorter end of the yield curve.

                             VALUE & INCOME SERIES

     The Series was up 6.88% for the year, short of the 7.05% return of the Russell 1000 Value Index, but ahead of the 5.45% median return of the Morningstar Large Value Universe. The Energy and Utility sectors led the index posting 27% and 15% returns, respectively. Although the Series was 2.5% underweight the strong performing Energy sector, excellent stock selection offset any losses. Energy holdings ConocoPhillips, Occidental Petroleum Corp., Exxon Mobil Inc., and Chevron posted double digit returns.

     The Series' main contributor to performance was the Industrial sector. The Series' Industrial sector returned 16.5% for the year, while the index returned 6.6%. Within Industrials, a 3% overweight to rails benefited from the increased cargo rates and shipments of energy-related commodities, such as coal. Top performing rail stocks included CSX Corp., Burlington Northern Santa Fe Corp., CNF, Inc. and Norfolk Southern Corp.

     A 7% overweight and strong stock selection in the Information Technology sector also helped the Series this year. Hewlett-Packard's stock price climbed 38% on news of a large restructuring to reduce costs, stock buyback and profit improvement in the PC enterprise. A 6% overweight and stock selection in the Consumer Discretionary sector negatively affected the Series. For the year, the Consumer Discretionary sector within the Index was down 6.1% while the portfolio's experience in the sector lagged, posting a negative 8.4% return. Stocks experiencing difficulty included Federal National Mortgage Association, Tenet Healthcare Corp., and Comcast Corp.

                                  VALUE SERIES

     The Series returned 9.47% since its inception on May 6 through December 31, 2005. Stock selection within Financials and Consumer Discretionary drove relative performance versus the Russell 1000 Value benchmark. Homebuilder Centex gained 18%, benefiting from the robust housing market. Among Financials, insurers MetLife, Inc. (up 13%), Prudential Financial, Inc. (up 23%) and The St. Paul Travelers Companies, Inc. (up 18%) performed well while MBNA shares increased due to the merger with Bank of

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

America. Energy prices broke record levels for the first nine months but saw a pullback during the fourth quarter. Although the Series was significantly underweight (13%) the sector, stock selection made up for any losses incurred. Except for Petro-Canada, which returned 38%, the portfolio manager believes that valuations in this sector are too rich.

                             GROWTH & INCOME SERIES

     The Series returned 7.12% for the year, outpacing both the S&P 500 Index return of 4.91% and the 5.68% median return for the Morningstar Large Blend Universe. Eight of the ten sectors in the index were up for the year, with the Energy sector posting the largest absolute returns (up 37%). Consumer Discretionary (down 5.7%) and Telecommunication Services (down 6.3%) sectors were the worst performers. The Series' barbell strategy -- with 33% invested in large value, 33% in large growth and 34% in large core -- was additive to performance, as both the Russell 1000 Value and Russell 1000 Growth indices outperformed the S&P 500.

     Oil prices hit new highs during the year driven by two catastrophic hurricanes. Energy companies, including Sunoco, Inc. (up 94%), Exxon Mobil Corp. (up 11%), EOG Resources, Inc. (up 106%), and Burlington Resources, Inc. (up 99%), had a significant impact on the Series' overall performance. A number of information technology stocks also added value. Google, Inc. and SanDisk Corp. returned over 100% for the year, while Hewlett-Packard and Texas Instruments returned over 30%. Internet-related company Google moved higher as advertising dollars continue to move on-line from more traditional print, television and radio media. SanDisk climbed on strong demand for flash-memory chips used in consumer electronics.

     Stock selection was the main driver of performance, while sector selection detracted 43 basis points for the year. In addition, a small 2% overweight to the weak performing Consumer Discretionary sector hurt Series returns.

                              EQUITY GROWTH SERIES

     The Series' 7.18% annual return outpaced the 5.27% return of the Russell 1000 Growth Index, as well as the 6.05% median return of the Morningstar Large Growth Universe. Within the Russell 1000 Growth index, Energy (up 56%), Utilities (up 31%) and Telecommunications Services (up 24%) were the best place to be invested. The Series outperformed seven of the ten sectors, with excellent stock selection displayed in the Healthcare and Information Technology sectors. Within Biotechnology, Genentech (up 70%) and health services provider, UnitedHealthcare (up 41%) contributed over 2% to the Series' annual performance. Internet service provider, Google, Inc. and semiconductor holding, SanDisk Corp., each returned over 100%. Rounding out the top five individual stock contributors to performance was the Chicago Mercantile Exchange, which is the largest futures exchange in the U.S. and operates the largest clearing house in the world. Sector weights are the result of the stock selection process. A 2% overweight to the poor performing Consumer Discretionary sector detracted from performance.

                              MID-CAP VALUE SERIES

     The Series posted strong absolute returns for 2005, up 9.77% for the year, ahead of the 9.19% median return of the Morningstar Mid-Cap Blend Universe, but short of the 12.65% Russell Mid-Cap Value Index return. From a sector standpoint, Energy provided the lion's share of the performance for

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

the year. Portfolio holdings in the Energy sector returned more than the index but the managers were underweight this expensive sector by about 2.5%. Leading the charge was Frontier Oil which scored well in the quantitative model employed by LSV; the security appreciated over 120% since it was added to the Series in March. EnCana, the other top contributor in the sector, was up over 60% for the year with returns largely driven by the rising natural gas prices during the year.

     The most significant sector drawback for the Series during the year was from Consumer Discretionary holdings. The Series averaged a 7% overweight to the sector throughout the year. Lear Corp., an automotive supplier, was down 27%. The company saw its shares drop in value due to a negative earnings preannouncement combined with the sharper than expected order cuts from Ford and General Motors, two of its main customers. Also hurting was Royal Caribbean Cruises, Ltd. which returned -16% for the year. Rising fuel prices translated into higher transportation costs which ate into profits, and as a result, 2005 and 2006 earnings estimates were lowered. Another detractor for the year was a conscious avoidance of REIT stocks in the financial sector. The underweight was significant as REITs made up just over 10% of the index. Both managers in the Series shared the view that REIT securities began the year overvalued. This view seemed to have been validated during the first quarter when REITs posted negative returns. However, REITs came roaring back for the remainder of the year, leaving the portfolio disadvantaged relative to the benchmark.

     Holdings in the Utility sector also aided performance for the year. Questar Corp., a 1.5% position in the Series, returned just over 50% for the year. The natural gas producer and distribution and company benefited greatly from the rising natural gas prices throughout the year. TXU Corp., an electricity provider, was similarly up over 60% on the year as a result of the increasing energy prices.

                             MID-CAP GROWTH SERIES

     Mid-cap stocks were the strongest domestic performers for the quarter and the year. The Series 13.42% return outpaced the Russell Mid-Cap Growth Index return of 12.10% as well as the 9.76% median return for the Morningstar Mid-Cap Growth Universe. Outstanding stock selection within and an overweight to the Energy sector was the main contributor to performance, as oil and gas prices increased throughout the summer. Due to the loss of production in the New Orleans region, prices surged. Natural gas companies EOG Resources, Inc. and Quicksilver Resources, Inc. benefiting from price increases that resulted from lost production following Hurricanes Katrina and Rita, added over 3% to the Series' annual return. Both companies are active in the Barnett Shale natural gas reserve, near Fort Worth, Texas, an extremely promising area for on-shore natural gas development efforts.

     The wireless telecommunications services industry in the mid-cap growth space returned over 62% for the year. Broadcom Corp. (up 46%) is a global leader in wireless broadband communications and a top holding throughout the year. SpectraSite (up 40%), a wireless tower operator, rose following the announcement that American Tower would acquire the company. The new blended firm will create the largest wireless tower operator in the U.S. Harris Corp. (up 40%) is a manufacturer of antenna systems and secure radio communications products. Demand from U.S. military and intelligence agencies drove prices higher during the year.

     Stock selection in Healthcare detracted from the annual performance. Eyetech Pharmaceuticals, a biotechnology company, fell 41% early this year. The portfolio manager exited the stock due to concerns that a competitor's drug might impact growth projections.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

                             SMALL-CAP VALUE SERIES

     For the year, the Series was down 4.70%, below the positive 4.71% return of the Russell 2000 Value Index and the 6.70% median return of the Morningstar Small Value Universe. EARNEST Partners replaced Sterling Capital as sub-advisor to the Series in April 2005 as a result of performance concerns.

     The Consumer Discretionary sector was the worst performing sector for the Index, returning - 3.62% for the year. Overweighting this sector by 8% coupled with poor stock selection contributed to the Series' underperformance. Of the 29 names held in this sector by the Series, seventeen experienced losses for the year. The biggest loser was Exide Technologies (down 73%) which engages in the manufacture and supply of lead acid batteries. The company saw its costs rise, as commodity prices soared during the year. Catalina Marketing Corp. (down 13%) also detracted from performance significantly, as it was a large holding within the Series.

     Although the Healthcare sector returned 3.7% for the Index on the year, the Series, overweighting this sector by 11%, posted a disappointing negative 16% return due to stock selection. Nabi Pharmaceuticals (down 70%) was a principal driver of negative return. Nabi fell on announcement that its much anticipated new vaccine to protect hospital patients from deadly staph infection had failed in its final testing stage.

     The Series' overweight to the Energy sector was a positive contributor to performance. Spinnaker Exploration Company (up 88%), Swift Energy (up 56%) and Cabot Oil & Gas (up 56%). Spinnaker was acquired by Norsk Hydro ASA in an all-cash transaction of approximately $2.45 billion.

                             SPECIAL EQUITY SERIES

     The Series' performance in 2005 was 10.53%, well ahead of the Russell 2000 Index return of 4.55% and the Morningstar Small Growth median return of 5.70%. This strong result was driven by sector and stock selection with sectors a fallout from bottom up stock picking. The top three performing sectors for the Series were Energy, Healthcare and Industrials. The red hot Energy sector posted a staggering 47% return for the Index. The Series' slight overweight to this sector, coupled with excellent stock selection, contributed to returns for the year. Top performers included Vintage Petroleum (up 136% for the year on news of Occidental Petroleum's $3.5 acquisition of the firm). The Series held Vintage for most of the year before exiting in the fourth quarter, and reaped a 120% gain on the holding. Other individual contributors to the Series' return included Ultra Petroleum Corp. (up 112%), Cal Dive International, Inc. (up 76%) and Patterson-UTI Energy (up 70%).

     An overweight in Healthcare and good stock selection was also positive for the Series. Notable out-performers were Vertex Pharmaceuticals (up 160%) and, as a result of the December Amgen acquisition, Abgenix, Inc. (up 108%). An underweight in Industrials was offset by strong stock selection. Watsco Inc., U.S. distributor of air conditioning, heating, and refrigeration equipment, closed the year up 72%. Other top performing stocks were Administaff, Inc. and Red Hat, Inc., up 257% and 104%, respectively for the year. Red Hat, Inc., a software company, was added to the Nasdaq 100 as part of the stock market's annual reweighting of the index.

     Materials was the only sector that significantly detracted from Series performance in 2005. Series holdings in this sector returned just 2% versus the Index sector return of 4.6%. On an individual security level, Amerigroup Corporation, Infospace, and Flir Systems Inc. were the top three detractors.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

                            SMALL-CAP GROWTH SERIES

     The Series' 2005 return was 0.55%, falling short of the Russell 2000 Growth Index return of 4.15% and the 5.70% median return for the Morningstar Small-Cap Growth Universe. Delaware Investment Management was the sub-advisor to the Series for almost the full year 2005 -- replaced by Trusco Capital Management in mid-December.

     Small-cap growth stocks were the worst place to be in 2005. The Russell 2000 Growth Index returned 4.1%, underperforming all other caps and styles. For the Series, weak industry selection overshadowed positive stock selection. The best performing sectors in the Russell 2000 Growth Index were Energy (up 53%), Materials (up 6.4%) and Industrials (up 5.8%). The Series, however, was underweight in these sectors as the portfolio manager believed these commodity-driven volatile sectors would not produce sustainable growth. An overweight in Financials was a positive contributor to overall performance. Hibbett Sporting Goods, Inc. (up 60%), Amylin Pharmaceuticals (up 70%), and Aquantive, Inc. (up 182%) were the largest security contributors to performance.

                            AGGRESSIVE EQUITY SERIES

     With a 2005 return of 8.20%, the Series outperformed the Russell 1000 Growth Index of 5.27%. While value stocks continued to dominate growth stocks within the large-cap space, the fourth quarter of 2005 marked the third consecutive quarter that large growth stocks outperformed their value counterparts, perhaps indicating a turning of the tide.

     The Series' stock selection and overweight position in typical growth industries benefited the portfolio. The 13% overweight to the Information Technology sector included most of the Series' top performers. Internet service provider, Google, Inc. and Apple Computers, Inc. soared throughout the year returning 115% and 123%, respectively. Semi-conductor companies with strong returns included Broadcom (up 59%) and Marvel Technologies (up 58%), which designs chips for hard disc drives used in iPods, portable computers and other broadband applications.

     In the Consumer Discretionary sector, Chico's FAS, Inc. was a top performer. Chico's FAS is a women's clothing and accessory retailer selling its products through retail stores and catalogs. A 4% underweight position to the strong performing Energy sector detracted slightly from the Series' annual return. The Series continues to be overweighted to mid- and large-cap stocks at the expense of megacaps. This overweight was additive for the year.

                             HIGH YIELD BOND SERIES

     The Series generated a return of 3.34% versus the Merrill Lynch High Yield Master II Index of 2.72% and a 2.46% median return for the Morningstar High Yield Bond Universe. The Series benefited from the manager's general outlook, which anticipated continuing economic growth due to improving corporate cash flows and modestly rising interest rates. This perspective led to a strategy that included a shorter duration exposure and greater credit exposure.

     Throughout the year, the Series' short duration stance helped in the rising interest rate environment. Moreover, the overweight to the lower-quality CCC credit sector (31% in the fund versus 14% in the benchmark by year end) was additive, especially because good security selection within this sector generated additional excess return. The Series successfully navigated the credit storm when General Motors and Ford bonds made a rapid decent from investment grade to junk bond status.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

     Industries that benefited the Series' return for the year included Air Transportation, including American and Delta, as airline prospects picked up; Chemicals, including BCP Crystal Holdings and Lyondel Chemical, with strong export demand from developing nations; Transportation, especially railroads such as TFM SA, as people substituted coal for petroleum; and Gaming, including Mohegan Tribal Gaming Authority and Trump Entertainment, as cash flows provided the ability to service high yield principal and interest.

     Sectors that negatively affected performance included Financial Services, such as E*TRADE and CB Richard Ellis; Autos (Tenneco); and Paper, including Smurfit Stone Container.

                          INTERNATIONAL EQUITY SERIES

    In light of the robust overseas returns, the Series posted a strong absolute return of 11.20% for the year, but fell short of the 14.96% return of the Morgan Stanley Capital International World ex-US Equity Index. The strengthening dollar meant that the Series did not enjoy the full benefit of the foreign markets' local returns. The performance shortfall was primarily attributable to the growth portion of the Series. One security in particular, Elan, was responsible for a majority of the loss. A pharmaceutical company domiciled in Ireland, Elan was a top holding in the Series during the early part of the year. The stock underperformed on negative news regarding a multiple sclerosis drug, and the resulting fallout cost the Series about 1.50% of performance. Later in the year, it was exposure to flat panel television companies that hurt returns. The industry sold off significantly with holdings such as LG Phillips and Chi Mei Optoelectronics Corp. down approximately 30% in aggregate. For the full year, the 7% Series overweight to the Consumer Discretionary stocks, the worst performing sector for the index, was the biggest performance detractor.

     The Series did reap strong performance in the Energy and Financial sectors. Among energy stocks, names such as Petro-Canada, (up 58%) and Husky Energy (up 80%) were up on increasing prices. Financials saw profits from holdings in Japan, which benefited from the strengthening picture of balance sheets of financial companies there.

     The Series had a modest 4.5% exposure to emerging markets for the year which was a positive contribution to return, as emerging markets were up 34% for the year.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2005

                                                                           HIGH       INTERMEDIATE
                                                           MONEY         QUALITY       GOVERNMENT
                                                           MARKET          BOND           BOND
                                                        ------------   ------------   ------------
ASSETS:
Securities, at cost...................................  $699,954,298   $804,162,449   $266,734,256
                                                        ============   ============   ============
Securities, at value, including investments held as
  collateral for securities out on loan (Notes 2 and
  4)..................................................  $699,954,298   $791,382,073   $265,743,380
Repurchase agreements (cost equals market)............    64,809,827      2,538,212     31,249,456
Cash..................................................            --             --             --
Cash at broker........................................            --             --             --
Foreign currency holdings, at value (cost
  $22,052,678)........................................            --             --             --
Receivable for securities sold........................            --             --     52,459,602
Unrealized appreciation on foreign currency forward
  and spot contracts (Note 10)........................            --             --             --
Variation margin......................................            --             --             --
Interest receivable...................................     1,239,809      4,983,252      1,841,746
Dividends receivable..................................            --             --             --
Foreign tax reclaim receivable........................            --             --             --
Receivable from Advisor...............................            --             --             --
Receivable from securities lending (net)..............            --         13,010         12,992
                                                        ------------   ------------   ------------
Total assets..........................................   766,003,934    798,916,547    351,307,176
                                                        ------------   ------------   ------------
LIABILITIES:
Due to Advisor........................................            --             --             --
Due to Custodian......................................            --             --             --
Collateral for securities out on loan.................            --     10,225,000     60,166,347
Payable for securities purchased......................            --             --     29,908,194
Securities sold short, at value (proceeds
  $166,575,457).......................................            --             --             --
Written options, at value (premium $186,315)..........            --             --             --
Unrealized depreciation on foreign currency forward
  and spot contracts (Note 10)........................            --             --             --
Variation margin......................................            --             --             --
Investment advisory fees..............................       155,905        221,657         75,674
Accrued expenses......................................        70,771         70,724         50,438
Contingent liability (Note 6).........................            --             --             --
                                                        ------------   ------------   ------------
Total liabilities.....................................       226,676     10,517,381     90,200,653
                                                        ------------   ------------   ------------
NET ASSETS............................................  $765,777,258   $788,399,166   $261,106,523
                                                        ============   ============   ============

                       See notes to financial statements.

                              TOTAL
               CORE          RETURN                        VALUE &                        GROWTH &
               BOND           BOND         BALANCED         INCOME          VALUE          INCOME
          --------------   -----------   ------------   --------------   -----------   --------------

          $2,667,687,695   $79,563,350   $423,423,019   $2,919,820,629   $33,489,097   $1,148,007,269
          ==============   ===========   ============   ==============   ===========   ==============

          $2,650,242,346   $79,536,894   $445,197,531   $3,257,195,169   $34,069,401   $1,267,710,870
              20,000,000    10,632,489     18,527,728       75,971,770     3,667,757        9,108,749
               2,136,372            --        110,600               --            --               --
                      --       150,000        300,000               --            --          560,000
              21,365,693            --             --               --            --               --
             351,732,896       195,133      4,432,749       13,371,369        39,292       11,493,226

                 552,492         7,344         81,176               --            --               --
                      --            --          1,541               --            --               --
              18,034,094       447,131      1,055,878           44,318           389           12,756
                      --        11,463        419,578        3,714,394        48,926        1,764,517
                      --            --             --               --            --               --
                      --        12,779         10,451               --        15,945               --
                  61,474            --          4,195           34,754            --           41,891
          --------------   -----------   ------------   --------------   -----------   --------------
           3,064,125,367    90,993,233    470,141,427    3,350,331,774    37,841,710    1,290,692,009
          --------------   -----------   ------------   --------------   -----------   --------------

                      --            --             --               --            --               --
                      --            --      2,224,475               --            --          724,422
             208,030,600            --     15,913,228      307,114,865            --       99,867,379
             634,926,924    20,865,226     40,921,187       23,792,978     2,668,390       10,639,192
             167,143,064            --             --               --            --               --
                  69,875            --             --               --            --               --

                 164,573         4,968        120,192               --            --               --
                 124,676         2,091             --               --            --            8,338
                 584,473        19,902        152,390        1,121,869        10,758          587,683
                 188,147        28,187         62,300          241,765        24,050          106,126
                      --            --             --               --            --               --
          --------------   -----------   ------------   --------------   -----------   --------------
           1,011,232,332    20,920,374     59,393,772      332,271,477     2,703,198      111,933,140
          --------------   -----------   ------------   --------------   -----------   --------------
          $2,052,893,035   $70,072,859   $410,747,655   $3,018,060,297   $35,138,512   $1,178,758,869
          ==============   ===========   ============   ==============   ===========   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                                          EQUITY         MID-CAP        MID-CAP
                                                          GROWTH          VALUE          GROWTH
                                                      --------------   ------------   ------------
ASSETS:
Securities, at cost.................................  $2,397,433,385   $650,707,512   $288,539,416
                                                      ==============   ============   ============
Securities, at value, including investments held as
  collateral for securities out on loan (Notes 2 and
  4)................................................  $2,782,712,472   $690,590,249   $336,106,830
Repurchase agreements (cost equals market)..........      30,474,532     30,210,034      9,643,935
Cash................................................              --             --             --
Cash at broker......................................              --             --             --
Foreign currency holdings, at value (cost
  $10,689,848)......................................              --             --             --
Receivable for securities sold......................              --             --        290,624
Unrealized appreciation on foreign currency forward
  and spot contracts (Note 10)......................              --             --             --
Variation margin....................................              --             --             --
Interest receivable.................................          29,610         12,075          8,085
Dividends receivable................................       2,346,294        859,927         60,606
Foreign tax reclaim receivable......................           2,218             --             --
Receivable from Advisor.............................              --          6,672          3,322
Receivable from securities lending (net)............          68,773          7,118          9,004
                                                      --------------   ------------   ------------
Total assets........................................   2,815,633,899    721,686,075    346,122,406
                                                      --------------   ------------   ------------
LIABILITIES:
Due to Advisor......................................          14,695             --             --
Due to Custodian....................................              --             --             --
Collateral for securities out on loan...............     223,420,265     75,129,412     59,815,920
Payable for securities purchased....................       3,260,321      4,618,722      3,138,846
Unrealized depreciation on foreign currency forward
  and spot contracts (Note 10)......................              --             --             --
Variation margin....................................              --             --             --
Investment advisory fees............................       1,329,959        346,634        167,917
Accrued expenses....................................         226,598         59,769         49,281
Contingent liability (Note 6).......................              --             --             --
                                                      --------------   ------------   ------------
Total liabilities...................................     228,251,838     80,154,537     63,171,964
                                                      --------------   ------------   ------------
NET ASSETS..........................................  $2,587,382,061   $641,531,538   $282,950,442
                                                      ==============   ============   ============

                       See notes to financial statements.

           SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE     HIGH YIELD    INTERNATIONAL
             VALUE           EQUITY          GROWTH         EQUITY          BOND           EQUITY
          ------------   --------------   ------------   ------------   ------------   --------------

          $251,209,142   $1,365,874,892   $136,273,691   $359,770,887   $390,881,819   $1,501,332,918
          ============   ==============   ============   ============   ============   ==============

          $264,386,086   $1,525,034,512   $136,316,184   $417,662,383   $393,052,864   $1,797,181,916
            10,432,642       37,835,074      6,730,608      2,103,212     21,798,954       31,033,338
                    --               --             --             --             --               --
                    --               --             --             --             --               --
                    --               --             --             --             --       10,688,721
                    --        2,254,614      1,055,394      1,443,615             --        4,912,393

                    --               --             --             --            135              940
                    --               --             --             --             --               --
                 7,608           34,639          1,710          4,581      7,546,826          141,317
               109,656        1,198,327         24,988        425,823         16,145        1,822,736
                    --               --             --             --             --          398,394
                    --               --         22,024          3,484             --              921
                 4,335           55,536          3,964            858             --           31,781
          ------------   --------------   ------------   ------------   ------------   --------------
           274,940,327    1,566,412,702    144,154,872    421,643,956    422,414,924    1,846,212,457
          ------------   --------------   ------------   ------------   ------------   --------------

                 2,703           10,318             --             --          1,230               --
                    --               --             --             --             --               --
            55,066,408      259,405,644      8,438,426     36,910,309             --      118,326,135
               942,003        9,329,699      2,672,633      2,310,429      6,153,099        4,793,518

                    --               --             --             --             --           17,174
                    --           12,350             --             --             --               --
               147,747          862,808         95,150        250,792        186,848        1,040,791
                32,245          119,974         45,129         43,366         46,492          248,690
                    --               --             --             --             --               --
          ------------   --------------   ------------   ------------   ------------   --------------
            56,191,106      269,740,793     11,251,338     39,514,896      6,387,669      124,426,308
          ------------   --------------   ------------   ------------   ------------   --------------
          $218,749,221   $1,296,671,909   $132,903,534   $382,129,060   $416,027,255   $1,721,786,149
          ============   ==============   ============   ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            HIGH       INTERMEDIATE
                                                              MONEY        QUALITY      GOVERNMENT
                                                             MARKET         BOND           BOND
                                                           -----------   -----------   ------------
INVESTMENT INCOME (NOTE 2):
Interest income..........................................  $26,377,329   $27,128,270   $ 9,659,877
Securities lending income (net)..........................           --        34,499       120,699
Dividend income..........................................           --            --            --
Less: foreign withholding taxes..........................           --            --            --
                                                           -----------   -----------   -----------
Total income.............................................   26,377,329    27,162,769     9,780,576
                                                           -----------   -----------   -----------
EXPENSES (NOTE 2):
Investment advisory fees.................................    2,027,410     2,612,994       889,104
Custody fees.............................................      146,645       171,694        73,436
Audit fees...............................................       26,312        28,025        26,610
Legal fees...............................................       30,590        37,253        10,868
Reports to shareholders..................................        6,554         7,799         3,063
Other fees...............................................       27,584        24,956        11,895
                                                           -----------   -----------   -----------
Total expenses...........................................    2,265,095     2,882,721     1,014,976
Expenses reimbursed by the Advisor.......................           --            --            --
                                                           -----------   -----------   -----------
Net expenses.............................................    2,265,095     2,882,721     1,014,976
                                                           -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS).............................   24,112,234    24,280,048     8,765,600
                                                           -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities.............................................       (1,321)   (3,873,615)   (4,498,062)
  Futures................................................           --            --            --
  Written options........................................           --            --            --
  Foreign currency transactions..........................           --            --            --
Change in net unrealized appreciation (depreciation) on:
  Securities.............................................           --    (5,794,902)     (713,722)
  Futures................................................           --            --            --
  Written options........................................           --            --            --
  Short sales............................................           --            --            --
  Foreign currency translations..........................           --            --            --
                                                           -----------   -----------   -----------
Net realized and unrealized gains (losses) on
  investments............................................       (1,321)   (9,668,517)   (5,211,784)
                                                           -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................  $24,110,913   $14,611,531   $ 3,553,816
                                                           ===========   ===========   ===========

---------------

     (1) Commencement of Operations, May 6, 2005.

                       See notes to financial statements.

                             TOTAL
              CORE           RETURN                         VALUE &                  GROWTH &
              BOND          BOND(1)         BALANCED        INCOME       VALUE(1)     INCOME
          ------------   --------------   ------------   -------------   --------   -----------
          $ 80,751,592     $1,714,789     $  6,683,930   $   2,375,426   $ 22,995   $   428,447
               309,680             --           29,395         734,304         --       121,383
                    --         27,475        4,573,646      50,251,586    181,954    17,261,363
                    --             --               --        (120,251)      (366)      (40,646)
          ------------     ----------     ------------   -------------   --------   -----------
            81,061,272      1,742,264       11,286,971      53,241,065    204,583    17,770,547
          ------------     ----------     ------------   -------------   --------   -----------
             6,471,281        136,040        1,844,123      12,888,475     43,962     6,698,192
               494,384         43,169          253,075         524,488     29,423       252,896
                34,171         28,219           28,160          36,326     28,219        30,022
                90,777          2,639           21,769         165,079        550        56,023
                19,143            344           66,625          92,575        201        13,568
                88,184          1,379            6,728         110,968      1,219        46,806
          ------------     ----------     ------------   -------------   --------   -----------
             7,197,940        211,790        2,220,480      13,817,911    103,574     7,097,507
                    --        (56,316)        (171,455)             --    (55,215)           --
          ------------     ----------     ------------   -------------   --------   -----------
             7,197,940        155,474        2,049,025      13,817,911     48,359     7,097,507
          ------------     ----------     ------------   -------------   --------   -----------
            73,863,332      1,586,790        9,237,946      39,423,154    156,224    10,673,040
          ------------     ----------     ------------   -------------   --------   -----------
            (6,477,165)      (410,160)      25,146,537     256,256,688    262,769    61,012,020
             2,212,048         38,572          520,728              --         --       (61,117)
               864,930         28,041          104,520              --         --            --
            (6,020,058)       112,407         (155,938)             --         --          (187)
           (26,483,597)       (26,456)     (13,066,904)   (101,548,512)   580,304     6,508,944
               470,718         13,410         (125,867)             --         --       (23,415)
               116,440             --               --              --         --            --
              (878,427)            --          (31,741)             --         --            --
             5,644,968          2,388          504,647              --         --          (711)
          ------------     ----------     ------------   -------------   --------   -----------
           (30,550,143)      (241,798)      12,895,982     154,708,176    843,073    67,435,534
          ------------     ----------     ------------   -------------   --------   -----------
          $ 43,313,189     $1,344,992     $ 22,133,928   $ 194,131,330   $999,297   $78,108,574
          ============     ==========     ============   =============   ========   ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            EQUITY        MID-CAP        MID-CAP
                                                            GROWTH         VALUE          GROWTH
                                                         ------------   ------------   ------------
INVESTMENT INCOME (NOTE 2):
Interest income........................................  $  1,868,866   $    837,735   $   243,424
Securities lending income (net)........................       303,316        154,668        72,671
Dividend income........................................    21,309,696      9,183,191       549,800
Less: foreign withholding taxes........................        (3,391)       (59,254)           --
                                                         ------------   ------------   -----------
Total income...........................................    23,478,487     10,116,340       865,895
                                                         ------------   ------------   -----------
EXPENSES (NOTE 2):
Investment advisory fees...............................    14,762,028      3,423,757     1,668,902
Custody fees...........................................       440,785        149,907        60,288
Audit fees.............................................        34,879         23,150        22,415
Legal fees.............................................       104,807         26,349         8,499
Reports to shareholders................................        26,160         14,335         2,487
Other fees.............................................        97,090         19,539        10,041
                                                         ------------   ------------   -----------
Total expenses.........................................    15,465,749      3,657,037     1,772,632
Expenses reimbursed by the Advisor.....................            --        (79,662)      (34,193)
                                                         ------------   ------------   -----------
Net expenses...........................................    15,465,749      3,577,375     1,738,439
                                                         ------------   ------------   -----------
NET INVESTMENT INCOME (LOSS)...........................     8,012,738      6,538,965      (872,544)
                                                         ------------   ------------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities...........................................   106,473,301     58,473,413    16,182,706
  Futures..............................................            --             --            --
  Foreign currency transactions........................            --             --            --
Change in net unrealized appreciation (depreciation)
  on:
  Securities...........................................    60,565,829    (13,904,553)   17,077,446
  Futures..............................................            --             --            --
  Written options......................................            --             --            --
  Foreign currency translations........................          (108)            --            --
                                                         ------------   ------------   -----------
Net realized and unrealized gains (losses) on
  investments..........................................   167,039,022     44,568,860    33,260,152
                                                         ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $175,051,760   $ 51,107,825   $32,387,608
                                                         ============   ============   ===========

                       See notes to financial statements.

           SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE     HIGH YIELD    INTERNATIONAL
             VALUE           EQUITY          GROWTH        EQUITY          BOND          EQUITY
          ------------   --------------   ------------   -----------   ------------   -------------
          $    374,560    $  1,087,431    $    161,023   $   131,397   $ 31,420,234   $    671,601
                40,257         609,839         128,052        58,893             --      1,081,663
             1,431,010       9,976,191         276,660     2,282,796        222,742     45,661,701
                (2,353)        (16,018)           (983)       (7,270)            --     (3,709,035)
          ------------    ------------    ------------   -----------   ------------   ------------
             1,843,474      11,657,443         564,752     2,465,816     31,642,976     43,705,930
          ------------    ------------    ------------   -----------   ------------   ------------
             1,588,559       9,871,350       1,012,859     2,876,807      2,087,039     11,275,694
                67,191         389,421          72,657       100,485        126,883      1,694,174
                22,317          32,274          22,122        25,920         26,937         35,084
                12,340          51,671           5,772        16,867         18,788         75,764
                 8,301          90,224          19,086        12,038          3,863         15,847
                 7,749          52,990           4,727         9,211         12,621         61,163
          ------------    ------------    ------------   -----------   ------------   ------------
             1,706,457      10,487,930       1,137,223     3,041,328      2,276,131     13,157,726
               (59,862)           (332)        (89,438)      (52,451)            --           (921)
          ------------    ------------    ------------   -----------   ------------   ------------
             1,646,595      10,487,598       1,047,785     2,988,877      2,276,131     13,156,805
          ------------    ------------    ------------   -----------   ------------   ------------
               196,879       1,169,845        (483,033)     (523,061)    29,366,845     30,549,125
          ------------    ------------    ------------   -----------   ------------   ------------
            10,466,324     150,782,575      17,043,638    25,848,657      2,376,419     79,654,574
                    --         180,475              --            --             --             --
                    --            (347)             --            --         88,320     (1,029,821)
           (18,234,057)    (26,525,774)    (14,455,154)    4,064,836    (18,982,146)    64,809,780
                    --        (137,225)             --            --             --             --
                    --              --              --            --             --             --
                    --             122              --            --             31       (260,276)
          ------------    ------------    ------------   -----------   ------------   ------------
            (7,767,733)    124,299,826       2,588,484    29,913,493    (16,517,376)   143,174,257
          ------------    ------------    ------------   -----------   ------------   ------------
          $ (7,570,854)   $125,469,671    $  2,105,451   $29,390,432   $ 12,849,469   $173,723,382
          ============    ============    ============   ===========   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         HIGH        INTERMEDIATE
                                                        MONEY           QUALITY       GOVERNMENT
                                                       MARKET            BOND            BOND
                                                   ---------------   -------------   -------------
FROM OPERATIONS:
Net investment income (loss).....................  $    24,112,234   $  24,280,048   $   8,765,600
Net realized gains (losses) on transactions from:
  Securities.....................................           (1,321)     (3,873,615)     (4,498,062)
  Futures........................................               --              --              --
  Written options................................               --              --              --
  Foreign currency transactions..................               --              --              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities.....................................               --      (5,794,902)       (713,722)
  Futures........................................               --              --              --
  Written options................................               --              --              --
  Short sales....................................               --              --              --
  Foreign currency translations..................               --              --              --
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations................................       24,110,913      14,611,531       3,553,816
                                                   ---------------   -------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
  Contributions..................................    3,000,861,945     394,658,991     134,271,687
  Withdrawals....................................   (3,068,547,985)   (311,465,734)   (133,221,631)
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests......................................      (67,686,040)     83,193,257       1,050,056
                                                   ---------------   -------------   -------------
Net increase (decrease) in net assets............      (43,575,127)     97,804,788       4,603,872
NET ASSETS:
Beginning of year................................      809,352,385     690,594,378     256,502,651
                                                   ---------------   -------------   -------------
End of year......................................  $   765,777,258   $ 788,399,166   $ 261,106,523
                                                   ===============   =============   =============

---------------

     (1) Commencement of Operations, May 6, 2005.

                       See notes to financial statements.

                              TOTAL
               CORE          RETURN                        VALUE &                        GROWTH &
               BOND          BOND(1)       BALANCED         INCOME        VALUE(1)         INCOME
          --------------   -----------   ------------   --------------   -----------   --------------

          $   73,863,332   $ 1,586,790   $  9,237,946   $   39,423,154   $   156,224   $   10,673,040

              (6,477,165)     (410,160)    25,146,537      256,256,688       262,769       61,012,020
               2,212,048        38,572        520,728               --            --          (61,117)
                 864,930        28,041        104,520               --            --               --
              (6,020,058)      112,407       (155,938)              --            --             (187)

             (26,483,597)      (26,456)   (13,066,904)    (101,548,512)      580,304        6,508,944
                 470,718        13,410       (125,867)              --            --          (23,415)
                 116,440            --             --               --            --               --
                (878,427)           --        (31,741)              --            --               --
               5,644,968         2,388        504,647               --            --             (711)
          --------------   -----------   ------------   --------------   -----------   --------------

              43,313,189     1,344,992     22,133,928      194,131,330       999,297       78,108,574
          --------------   -----------   ------------   --------------   -----------   --------------

             746,674,137    95,063,361    126,239,193      844,155,946    46,721,034      276,213,786
            (392,462,176)  (26,335,494)  (157,352,155)    (725,690,301)  (12,581,819)    (311,511,925)
          --------------   -----------   ------------   --------------   -----------   --------------

             354,211,961    68,727,867    (31,112,962)     118,465,645    34,139,215      (35,298,139)
          --------------   -----------   ------------   --------------   -----------   --------------
             397,525,150    70,072,859     (8,979,034)     312,596,975    35,138,512       42,810,435

           1,655,367,885            --    419,726,689    2,705,463,322            --    1,135,948,434
          --------------   -----------   ------------   --------------   -----------   --------------
          $2,052,893,035   $70,072,859   $410,747,655   $3,018,060,297   $35,138,512   $1,178,758,869
          ==============   ===========   ============   ==============   ===========   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         EQUITY          MID-CAP        MID-CAP
                                                         GROWTH           VALUE          GROWTH
                                                     --------------   -------------   ------------
FROM OPERATIONS:
Net investment income (loss).......................  $    8,012,738   $   6,538,965   $   (872,544)
Net realized gains (losses) on transactions from:
  Securities.......................................     106,473,301      58,473,413     16,182,706
  Futures..........................................              --              --             --
  Foreign currency transactions....................              --              --             --
Change in net unrealized appreciation
  (depreciation) on:
  Securities.......................................      60,565,829     (13,904,553)    17,077,446
  Futures..........................................              --              --             --
  Written options..................................              --              --             --
  Foreign currency translations....................            (108)             --             --
                                                     --------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from operations..................................     175,051,760      51,107,825     32,387,608
                                                     --------------   -------------   ------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
  Contributions....................................     722,199,519     288,221,115    101,501,469
  Withdrawals......................................    (600,429,165)   (112,508,081)   (61,039,507)
                                                     --------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests........................................     121,770,354     175,713,034     40,461,962
                                                     --------------   -------------   ------------
Net increase (decrease) in net assets..............     296,822,114     226,820,859     72,849,570
NET ASSETS:
Beginning of year..................................   2,290,559,947     414,710,679    210,100,872
                                                     --------------   -------------   ------------
End of year........................................  $2,587,382,061   $ 641,531,538   $282,950,442
                                                     ==============   =============   ============

                       See notes to financial statements.

           SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE      HIGH YIELD    INTERNATIONAL
             VALUE           EQUITY          GROWTH         EQUITY           BOND           EQUITY
          ------------   --------------   ------------   -------------   ------------   --------------

          $    196,879   $    1,169,845   $   (483,033)  $    (523,061)  $ 29,366,845   $   30,549,125

            10,466,324      150,782,575     17,043,638      25,848,657      2,376,419       79,654,574
                    --          180,475             --              --             --               --
                    --             (347)            --              --         88,320       (1,029,821)

           (18,234,057)     (26,525,774)   (14,455,154)      4,064,836    (18,982,146)      64,809,780
                    --         (137,225)            --              --             --               --
                    --               --             --              --             --               --
                    --              122             --              --             31         (260,276)
          ------------   --------------   ------------   -------------   ------------   --------------

            (7,570,854)     125,469,671      2,105,451      29,390,432     12,849,469      173,723,382
          ------------   --------------   ------------   -------------   ------------   --------------

            95,676,461      417,698,258     55,270,954     136,961,726    141,534,891      506,290,794
           (42,092,335)    (474,026,762)   (32,902,023)   (181,949,965)   (90,129,641)    (359,845,971)
          ------------   --------------   ------------   -------------   ------------   --------------

            53,584,126      (56,328,504)    22,368,931     (44,988,239)    51,405,250      146,444,823
          ------------   --------------   ------------   -------------   ------------   --------------
            46,013,272       69,141,167     24,474,382     (15,597,807)    64,254,719      320,168,205

           172,735,949    1,227,530,742    108,429,152     397,726,867    351,772,536    1,401,617,944
          ------------   --------------   ------------   -------------   ------------   --------------
          $218,749,221   $1,296,671,909   $132,903,534   $ 382,129,060   $416,027,255   $1,721,786,149
          ============   ==============   ============   =============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     HIGH        INTERMEDIATE
                                    MONEY           QUALITY       GOVERNMENT          CORE                            VALUE &
                                   MARKET            BOND            BOND             BOND           BALANCED          INCOME
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM OPERATIONS:
Net investment income
 (loss)......................  $     9,662,640   $  19,775,354   $  6,716,294    $   55,855,452   $    9,264,257   $   43,091,333
Net realized gains (losses)
 on transactions from:
 Securities..................          (68,909)        151,339       (958,216)       17,584,819       28,014,567      136,210,030
 Futures, written options and
   short sales...............               --              --             --         2,034,427          275,477               --
 Foreign currency
   transactions..............               --              --             --           754,587         (797,829)              --
Change in net unrealized
 appreciation (depreciation)
 on:
 Securities..................               --     (10,070,723)    (1,623,256)       (9,954,093)      (4,120,704)     124,599,254
 Futures, written options and
   short sales...............               --              --             --         1,831,989          352,272               --
 Foreign currency
   translations..............               --              --             --         3,018,058          326,110               --
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 operations..................        9,593,731       9,855,970      4,134,822        71,125,239       33,314,150      303,900,617
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM TRANSACTIONS IN
 INVESTORS' BENEFICIAL
 INTERESTS:
 Contributions...............    2,390,217,896     297,813,199    108,850,896       481,906,477       80,900,947      698,778,362
 Withdrawals.................   (2,390,031,840)   (239,823,125)  (122,003,055)     (366,450,838)    (128,574,240)    (495,301,392)
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 transactions in investors'
 beneficial interests........          186,056      57,990,074    (13,152,159)      115,455,639      (47,673,293)     203,476,970
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets..................        9,779,787      67,846,044     (9,017,337)      186,580,878      (14,359,143)     507,377,587
NET ASSETS:
Beginning of year............      799,572,598     622,748,334    265,519,988     1,468,787,007      434,085,832    2,198,085,735
                               ---------------   -------------   -------------   --------------   --------------   --------------
End of year..................  $   809,352,385   $ 690,594,378   $256,502,651    $1,655,367,885   $  419,726,689   $2,705,463,322
                               ===============   =============   =============   ==============   ==============   ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE
        INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH         EQUITY
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $   13,107,310   $   14,044,832   $  2,363,116   $   (545,142)  $   436,366    $    1,933,139   $  (487,624)   $  (1,780,244)
       115,263,875       31,940,963     42,407,767     12,882,888    11,963,670       237,402,239     8,624,552       53,282,314
           218,837               --             --             --            --           383,845            --               --
                --         (195,930)            --             --            --            (1,419)           --               --
       (14,746,118)     124,528,399     28,735,824     14,287,960    16,063,298       (94,435,273)    1,287,183       (6,938,097)
           (25,648)              --             --             --            --           (63,125)           --               --
                --          252,838             --             --            --              (128)           --               --
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       113,818,256      170,571,102     73,506,707     26,625,706    28,463,334       145,219,278     9,424,111       44,563,973
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       240,606,463      588,107,212    187,619,787     70,645,237    81,981,796       387,584,089    48,004,475      134,545,173
      (281,865,617)    (443,755,067)   (62,608,934)   (52,917,945)  (38,596,639)     (575,873,750)  (32,589,077)    (152,715,289)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       (41,259,154)     144,352,145    125,010,853     17,727,292    43,385,157      (188,289,661)   15,415,398      (18,170,116)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
        72,559,102      314,923,247    198,517,560     44,352,998    71,848,491       (43,070,383)   24,839,509       26,393,857
     1,063,389,332    1,975,636,700    216,193,119    165,747,874   100,887,458     1,270,601,125    83,589,643      371,333,010
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $1,135,948,434   $2,290,559,947   $414,710,679   $210,100,872   $172,735,949   $1,227,530,742   $108,429,152   $ 397,726,867
    ==============   ==============   ============   ============   ============   ==============   ============   =============

      HIGH YIELD    INTERNATIONAL
         BOND           EQUITY
     ------------   --------------
     $24,965,405    $   21,837,655
       2,115,482       115,705,922
              --                --
         (38,584)       (1,206,452)
       4,878,847        90,404,364
              --                --
          (2,274)        1,402,931
     ------------   --------------
      31,918,876       228,144,420
     ------------   --------------
     119,654,473       363,246,391
     (82,501,587)     (238,806,763)
     ------------   --------------
      37,152,886       124,439,628
     ------------   --------------
      69,071,762       352,584,048
     282,700,774     1,049,033,896
     ------------   --------------
     $351,772,536   $1,401,617,944
     ============   ==============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 37.6%
$39,460,000   Abbey National NA LLC,
                4.50%, 01/03/06..............  $ 39,445,203
 30,410,000   Bank of America Corp.,
                4.19%, 01/31/06..............    30,300,279
 30,980,000   Barclays US Funding LLC,
                4.16%, 01/09/06..............    30,947,781
 19,040,000   Ciesco LLC -- 144A,
                4.19%, 01/12/06..............    19,013,407
 30,710,000   Credit Suisse First Boston New
                York,
                4.21%, 01/23/06..............    30,627,399
 10,630,000   Deutsche Bank Financial LLC,
                4.39%, 01/03/06..............    10,626,111
 30,630,000   Goldman Sachs Group LP,
                4.36%, 01/04/06..............    30,615,161
 33,180,000   HBOS Treasury Services PLC,
                4.16%, 02/02/06..............    33,053,473
 29,790,000   Jupiter Securities
                Corp. -- 144A,
                4.30%, 01/17/06..............    29,729,510
  3,945,000   Preferred Receivables
                Funding -- 144A,
                4.24%, 01/24/06..............     3,933,849
 29,850,000   Sheffield Receivables -- 144A,
                4.29%, 01/13/06..............    29,803,757
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $288,095,930)................   288,095,930
                                               ------------
              YANKEE CERTIFICATES OF DEPOSIT -- 15.3%
 30,910,000   Calyon New York,
                4.17%, 01/09/06..............    30,910,000
 22,390,000   Dexia Bank,
                4.34%, 02/02/06..............    22,390,000
 33,410,000   Lloyds Bank PLC New York,
                4.04%, 01/06/06..............    33,409,930
 30,130,000   Toronto Dominion Holdings,
                4.45%, 03/23/06..............    30,130,000
                                               ------------
              TOTAL YANKEE CERTIFICATES OF
                DEPOSIT (Cost
                $116,839,930)................   116,839,930
                                               ------------
              DOMESTIC CERTIFICATES OF DEPOSIT -- 6.5%
 14,470,000   First Tennessee Bank,
                4.31%, 01/31/06..............    14,470,000
 15,350,000   First Tennessee Bank,
                4.35%, 01/31/06..............    15,350,000
  4,410,000   Wells Fargo Bank NA,
                4.40%, 01/06/06..............     4,410,000
 15,580,000   Wells Fargo Bank NA,
                4.34%, 01/09/06..............    15,580,000
                                               ------------
              TOTAL DOMESTIC CERTIFICATES OF
                DEPOSIT (Cost $49,810,000)...    49,810,000
                                               ------------
              MEDIUM TERM CORPORATE NOTES -- 1.7%
 13,000,000   Caterpillar Financial Service
                Corp., Series MTN, Variable
                Rate,
                4.23%, 07/09/06(a) (Cost
                $13,000,000).................    13,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 12.4%
              FREDDIE MAC
$21,140,000   3.66%, 01/10/06................  $ 21,118,478
 33,580,000   3.80%, 07/12/06................    33,580,000
  3,430,000   3.97%, 01/17/06................     3,423,570
 37,110,000   4.23%, 04/25/06................    36,609,144
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $94,731,192).................    94,731,192
                                               ------------
              SHORT TERM CORPORATE NOTES -- 17.9%
 16,900,000   American Express Credit
                Company, Variable Rate,
                4.39%, 04/05/06(a)...........    16,906,922
 10,440,000   Canadian Imperial Bank of
                Commerce, Variable Rate,
                4.21%, 12/22/06(a)...........    10,440,000
 33,400,000   HSBC Finance Corp., Variable
                Rate,
                4.55%, 06/22/06(a)...........    33,413,840
 14,000,000   Merrill Lynch & Company,
                Variable Rate,
                4.56%, 02/10/06(a)...........    14,000,000
 33,850,000   Morgan Stanley, Variable Rate,
                4.30%, 02/03/06(a)...........    33,850,000
 28,870,000   Societe Generale New York,
                Variable Rate,
                4.33%, 10/31/06(a)...........    28,866,484
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $137,477,246)....   137,477,246
                                               ------------
              TOTAL SECURITIES (Cost
                $699,954,298)................   699,954,298
                                               ------------
              REPURCHASE AGREEMENTS -- 8.5%
      9,827   With Investors Bank & Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $9,831
                (Collateralized by Small
                Business Administration,
                7.13% due 06/25/14, with a
                value of $10,318)............         9,827
 64,800,000   With Warburg Dillon Reed, dated
                12/30/05, 4.27%, due
                01/03/06, repurchase proceeds
                at maturity $64,830,744
                (Collateralized by Fannie
                Mae, 6.25%, due 02/01/11 with
                a value of $63,788,712, and
                Freddie Mac, 5.25%, due
                11/05/12 with a value of
                $2,311,070)..................    64,800,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $64,809,827)...........    64,809,827
                                               ------------
              Total Investments -- 99.9%
                (Cost $764,764,125)..........   764,764,125
              Other assets less
                liabilities -- 0.1%..........     1,013,133
                                               ------------
              NET ASSETS -- 100.0%...........  $765,777,258
                                               ============

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2005

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $764,764,125.
---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 70.7%
              AEROSPACE AND DEFENSE -- 0.6%
$ 4,375,000   The Boeing Company,
                8.10%, 11/15/06..............  $  4,491,957
                                               ------------
              AUTOMOBILE: RENTAL -- 0.6%
  4,800,000   General American Transportation
                Corp. (New York),
                6.75%, 05/01/09..............     4,973,395
                                               ------------
              BANKS -- 11.3%
  2,905,000   ABN AMRO Bank NV (Chicago),
                7.13%, 06/18/07..............     2,990,814
  3,000,000   American Express Centurion
                Bank, Series BKNT,
                4.38%, 07/30/09..............     2,946,417
  1,000,000   Bank of America Corp.,
                6.20%, 02/15/06..............     1,001,758
  4,000,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,254,700
  6,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     6,206,370
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     4,491,113
  5,600,000   Bank One Corp.,
                2.63%, 06/30/08..............     5,309,550
  2,000,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,067,276
  2,000,000   HBOS Treasury Services
                PLC -- 144A(United Kingdom),
                3.75%, 09/30/08..............     1,948,038
  1,000,000   HSBC Bank PLC (United Kingdom),
                6.95%, 03/15/11..............     1,079,608
  5,333,000   Midland Bank PLC (United
                Kingdom),
                7.63%, 06/15/06..............     5,397,636
  4,090,909   National City Bank, Series
                BKNT,
                2.70%, 08/24/09..............     3,899,344
  2,825,000   National City Bank, Series
                BKNT,
                4.25%, 01/29/10..............     2,764,144
  1,000,000   National Westminster Bank
                (United Kingdom),
                7.38%, 10/01/09..............     1,086,537
  6,115,000   Nordea Bank Finland PLC, New
                York Branch,
                6.50%, 01/15/06..............     6,118,131
  3,000,000   Svenska Handelsbanken (New
                York),
                8.13%, 08/15/07..............     3,149,457
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,040,467
  3,000,000   US Bank NA, Series BKNT,
                4.13%, 03/17/08..............     2,965,671
  6,300,000   US Central Credit Union,
                2.75%, 05/30/08..............     6,010,969
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08..............     3,198,438

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 7,000,000   Wachovia Corp., Floating Rate,
                4.46%, 07/20/07(c)...........  $  7,011,563
  3,166,000   Wells Fargo & Company,
                6.88%, 04/01/06..............     3,181,054
  6,000,000   Wells Fargo & Company, Floating
                Rate,
                4.58%, 09/28/07(b)...........     6,010,578
  2,150,000   Wells Fargo & Company, Series
                MTN, Floating Rate,
                4.52%, 03/10/08(b)...........     2,152,189
  1,000,000   Wells Fargo & Company, Series
                MTNH,
                6.75%, 10/01/06..............     1,012,759
                                               ------------
                                                 89,294,581
                                               ------------
              FINANCIAL SERVICES -- 9.1%
  7,672,000   Capital One Bank, Series BKNT,
                6.70%, 05/15/08..............     7,935,625
  2,050,000   Caterpillar Financial Services
                Corp., Series MTND,
                9.50%, 02/06/07..............     2,114,712
  2,000,000   Caterpillar Financial Services
                Corp., Series MTNF,
                3.63%, 11/15/07..............     1,956,896
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,870,190
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,039,845
  8,000,000   Goldman Sachs Group, Inc.,
                Series MTN, Floating Rate,
                4.50%, 10/07/11(b)...........     8,062,593
  1,000,000   Heller Financial, Inc.,
                6.38%, 03/15/06..............     1,003,430
  6,675,000   International Lease Finance
                Corp.,
                6.38%, 03/15/09..............     6,937,988
  2,250,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     2,343,386
  3,200,000   Lehman Brothers Holdings, Inc.,
                Series MTNG,
                3.95%, 11/10/09..............     3,084,755
  7,775,000   Merrill Lynch & Company, Series
                MTNC,
                4.83%, 10/27/08..............     7,764,271
  5,000,000   Morgan Stanley,
                3.88%, 01/15/09..............     4,856,350
  2,000,000   Morgan Stanley, Floating Rate,
                4.34%, 07/27/07(b)...........     2,003,436
  3,600,000   Residential Capital Corp.,
                6.13%, 11/21/08..............     3,611,106
  4,000,000   Residential Capital Corp.,
                6.38%, 06/30/10..............     4,068,388
  2,100,000   The Bear Stearns Companies,
                Inc.,
                3.25%, 03/25/09..............     1,993,343

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 6,000,000   The Bear Stearns Companies,
                Inc., Floating Rate,
                4.39%, 04/29/08(b)...........  $  6,015,006
  2,181,810   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     2,098,247
                                               ------------
                                                 71,759,567
                                               ------------
              FOOD AND BEVERAGE -- 0.5%
  4,000,000   General Mills, Inc.,
                5.13%, 02/15/07..............     3,997,632
                                               ------------
              INSURANCE -- 1.2%
 10,000,000   Met Life Global Funding
                I -- 144A,
                4.25%, 07/30/09..............     9,815,900
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.4%
  3,000,000   Abbott Laboratories,
                5.63%, 07/01/06..............     3,014,298
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT -- 13.8%
  6,500,000   AmeriCredit Automobile
                Receivables Trust, Series
                2005-AX, Class A3,
                3.63%, 01/06/10..............     6,427,052
  4,500,000   Bay View Auto Trust, Series
                2005-LJ1, Class A4,
                4.09%, 05/25/12..............     4,407,441
  3,000,000   Capital Auto Receivables Asset
                Trust, Series 2005-1, Class
                A4,
                4.05%, 07/15/09..............     2,968,863
    190,089   Capital One Auto Finance Trust,
                Series 2003-A, Class A3A,
                1.83%, 10/15/07..............       189,843
  4,000,000   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............     3,968,563
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-BSS, Class A3,
                4.08%, 11/15/09..............     1,974,694
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-C, Class A3,
                4.61%, 07/15/10..............     1,992,345
  3,500,000   Capital One Prime Auto
                Receivables Trust,
                Series 2004-3, Class A4,
                3.69%, 06/15/10..............     3,415,434
  4,500,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............     4,371,500
  3,100,000   Carmax Auto Owner Trust, Series
                2005-2, Class A4,
                4.34%, 09/15/10..............     3,055,573

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT
                (CONTINUED)
$ 3,000,000   Chase Manhattan Auto Owner
                Trust, Series 2005-A, Class
                CTFS,
                4.04%, 04/15/11..............  $  2,944,689
    428,495   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............       428,573
  7,500,000   Fifth Third Auto Trust, Series
                2004-A, Class A4,
                3.70%, 10/20/11..............     7,351,504
  2,250,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10..............     2,228,615
  2,400,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class A3,
                4.30%, 08/15/09..............     2,377,122
  3,600,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class B,
                4.52%, 09/15/10..............     3,547,603
  3,556,215   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     3,476,992
  2,000,000   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............     1,980,421
  3,000,000   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,899,546
  5,000,000   Hertz Vehicle Financing
                LLC -- 144A, Series 2005-2A,
                Class A2,
                4.93%, 02/25/10..............     5,016,406
    206,702   Household Automotive Trust,
                Series 2003-1, Class A3,
                1.73%, 12/17/07..............       206,355
    108,334   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............       108,311
  3,500,000   Long Beach Auto Receivables
                Trust, Series 2005-B, Class
                A3,
                4.41%, 05/15/10..............     3,470,452
  2,651,567   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............     2,617,172
    712,716   Onyx Acceptance Owner Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............       708,947
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,183,137
  1,805,903   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     1,795,587
  1,166,641   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............     1,172,277

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT
                (CONTINUED)
$ 1,836,277   Susquehanna Auto Lease
                Trust -- 144A, Series 2003-1,
                Class A3,
                2.46%, 01/14/07..............  $  1,826,076
  9,600,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class A3,
                4.43%, 06/16/08..............     9,528,001
  2,000,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class B,
                4.71%, 07/14/08..............     1,984,380
  3,311,198   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     3,282,822
  8,500,000   Wachovia Auto Owner Trust,
                Series 2004-A, Class A4,
                3.66%, 07/20/10..............     8,333,737
  4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     4,384,043
  1,154,260   Whole Auto Loan Trust, Series
                2003-1, Class A3B,
                1.99%, 05/15/07..............     1,148,527
                                               ------------
                                                108,772,603
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 3.0%
  5,000,000   Citibank Credit Card Issuance
                Trust, Series 2000-A3, Class
                A3,
                6.88%, 11/16/09..............     5,187,951
  1,550,000   Discover Card Master Trust I,
                Series 2002-2, Class B,
                5.45%, 10/15/09..............     1,561,798
  1,409,000   Fleet Credit Card Master Trust
                II, Series 2001-B, Class A,
                5.60%, 12/15/08..............     1,414,908
  1,700,000   Household Private Label Credit
                Card Master Note Trust I,
                Series 2002-2, Class A,
                Floating Rate,
                4.54%, 01/18/11(c)...........     1,702,759
  7,500,000   MBNA Credit Card Master Note
                Trust, Series 2005-A7, Class
                A7,
                4.30%, 02/15/11..............     7,413,319
  6,000,000   Nordstrom Private Label Credit
                Card -- 144A, Series 2001-1A,
                Class A,
                4.82%, 04/15/10..............     6,001,792
                                               ------------
                                                 23,282,527
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 4.7%
$   736,252   Caterpillar Financial Asset
                Trust, Series 2003-A, Class
                A3,
                1.66%, 12/26/07..............  $    730,907
  4,008,588   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............     3,957,573
  5,000,000   Caterpillar Financial Asset
                Trust, Series 2005-A, Class
                A4,
                4.10%, 06/25/10..............     4,918,997
  3,085,906   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     3,040,796
  7,409,207   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG5, Class A1,
                4.79%, 04/10/37..............     7,384,412
    504,731   Morgan Stanley Capital I,
                Series 2001-IQA, Class A2,
                5.33%, 12/18/32..............       504,931
  1,484,085   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,441,371
  1,504,337   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............     1,449,276
  7,115,648   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     7,051,195
  2,869,322   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A1,
                4.65%, 08/13/42..............     2,849,206
    107,503   Morgan Stanley Capital, Series
                2001-TOP3, Class A1,
                5.31%, 07/15/33..............       107,446
    831,162   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............       835,072
  2,925,829   Public Service New Hampshire
                Funding LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     2,966,155
                                               ------------
                                                 37,237,337
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 12.1%
  2,065,102   Banc of America Commercial
                Mortgage, Inc., Series
                2002-2, Class A1,
                3.37%, 07/11/43..............     2,038,595
  2,399,890   Banc of America Commercial
                Mortgage, Inc., Series
                2003-2, Class A1,
                3.41%, 03/11/41..............     2,330,221
  1,328,823   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............     1,348,168

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   570,647   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............  $    575,110
  1,471,812   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,473,071
    868,582   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............       847,012
  1,691,721   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............     1,649,116
  1,942,245   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2005-PWR9, Class A1,
                4.50%, 09/11/42..............     1,919,920
  3,967,200   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2005-CD1, Class A1,
                5.05%, 07/15/44..............     3,975,664
  2,164,324   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB2A, Class A1,
                2.96%, 03/10/39..............     2,085,437
  5,000,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     5,077,986
  3,137,532   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     3,015,507
  2,929,230   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     2,847,069
    743,215   GE Capital Commercial Mortgage
                Corp., Series 2001-3, Class
                A1,
                5.56%, 06/10/38..............       750,902
    419,776   GE Capital Commercial Mortgage
                Corp., Series 2002-1, Class
                A1,
                5.03%, 12/10/35..............       420,051
  3,571,728   GE Capital Commercial Mortgage
                Corp., Series 2002-3A, Class
                A1,
                4.23%, 12/10/37..............     3,502,025
  2,634,338   GE Capital Commercial Mortgage
                Corp., Series 2004-C3, Class
                A1,
                3.75%, 07/10/39..............     2,572,775
  2,249,163   GE Capital Commercial Mortgage
                Corp., Series 2005-C1, Class
                A1,
                4.01%, 06/10/48..............     2,211,717

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,200,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............  $  2,183,002
    415,679   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............       414,940
  1,059,474   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia),
                Floating Rate,
                4.77%, 09/27/35(b)...........     1,061,840
  1,782,543   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia),
                Floating Rate,
                4.69%, 03/14/36(b)...........     1,787,688
    778,303   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       762,501
  5,302,746   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP4, Class A1,
                4.61%, 10/15/42..............     5,260,047
  3,250,408   JPMorgan Mortgage Trust, Series
                2005-A1, Class 5A1,
                4.48%, 02/25/35..............     3,170,123
  1,569,456   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,520,333
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,791,316
  2,550,628   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,455,398
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,896,939
  1,808,736   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............     1,772,624
    962,201   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A1,
                4.74%, 09/15/40..............       958,441
  5,026,599   LB-UBS Commercial Mortgage
                Trust, Series 2005-C7, Class
                A1,
                4.99%, 11/15/30..............     5,035,647

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                4.52%, 09/10/14(b)...........  $  2,296,894
  3,000,000   Popular ABS Mortgage Pass-
                Through Trust, Series 2005-3,
                Class AF3,
                4.44%, 07/25/35..............     2,954,135
  3,400,000   Residential Asset Mortgage
                Products, Inc., Series
                2003-RS11, Class AI4,
                4.26%, 06/25/29..............     3,386,943
  7,625,000   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-23, Class 1A3,
                5.45%, 01/25/36(l)...........     7,657,763
  3,938,971   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     3,822,495
  5,625,000   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2005-9, Class 1A1,
                4.75%, 10/25/35..............     5,533,390
                                               ------------
                                                 95,362,805
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 4.7%
  1,423,631   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............     1,399,099
  4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     4,790,309
  1,296,426   California Infrastructure
                SCE-1, Series 1997-1, Class
                A6,
                6.38%, 09/25/08..............     1,307,794
    473,321   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............       469,500
  1,256,798   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............     1,239,502
  1,819,895   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............     1,833,584
  5,000,000   CNH Equipment Trust, Series
                2004-A,
                Class A3B, 2.94%, 10/15/08...     4,921,248
  4,594,805   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     4,626,892
  2,012,616   Crusade Global Trust, Series
                2004-2, Class A1 (Australia),
                Floating Rate,
                4.50%, 11/19/37(b)...........     2,015,906

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 1,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-1, Class
                B, Floating Rate,
                4.63%, 07/20/08(c)...........  $  1,000,773
  6,250,000   Marlin Leasing Receivables
                LLC -- 144A,
                Series 2005-1A, Class A2,
                4.49%, 01/15/08..............     6,229,495
  3,649,625   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     3,709,378
  1,432,762   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............     1,434,950
  2,400,000   Providian Gateway Master
                Trust -- 144A,
                Series 2004-FA, Class A,
                3.65%, 11/15/11..............     2,350,874
                                               ------------
                                                 37,329,304
                                               ------------
              PRIVATE ASSET BACKED: RECEIVABLES -- 0.2%
  1,292,189   Alter Moneta Receivables
                LLC -- 144A, Series 2003-1,
                2.56%, 03/15/11..............     1,283,536
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.0%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,065,686
    552,289   Railcar Leasing LLC -- 144A,
                Series 1, Class A1,
                6.75%, 07/15/06..............       555,330
  5,000,000   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,306,825
                                               ------------
                                                  7,927,841
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.5%
  3,991,739   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     4,027,336
                                               ------------
              SPECIAL PURPOSE ENTITY -- 1.0%
  2,500,000   New York Life Global
                Funding -- 144A,
                3.88%, 01/15/09..............     2,428,920
  5,000,000   New York Life Global
                Funding -- 144A, Floating
                Rate,
                4.46%, 02/26/07(b)...........     5,006,880
                                               ------------
                                                  7,435,800
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.2%
$ 2,000,000   SBC Communications Capital
                Corp., Series MTND,
                6.68%, 11/28/07..............  $  2,052,510
  7,350,000   Sprint Capital Corp.,
                6.38%, 05/01/09..............     7,634,232
                                               ------------
                                                  9,686,742
                                               ------------
              TRANSPORTATION -- 1.7%
  2,485,000   CSX Corp.,
                6.25%, 10/15/08..............     2,564,898
 10,000,000   Union Pacific Corp.,
                7.25%, 11/01/08..............    10,572,800
                                               ------------
                                                 13,137,698
                                               ------------
              UTILITIES -- 3.1%
  6,725,000   Alabama Power Company, Series
                G,
                5.38%, 10/01/08..............     6,806,776
  3,000,000   Consolidated Edison Company of
                New York, Inc.,
                4.70%, 06/15/09..............     2,982,798
  1,750,000   Metropolitan Edison Company,
                4.45%, 03/15/10..............     1,708,574
  3,195,000   Northern States Power Company
                (Minnesota),
                6.88%, 08/01/09..............     3,390,534
  5,200,000   Northern States Power Company
                (Wisconsin),
                7.64%, 10/01/08..............     5,540,985
  4,150,000   Ohio Edison,
                4.00%, 05/01/08..............     4,051,678
                                               ------------
                                                 24,481,345
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $566,898,240)..........   557,312,204
                                               ------------
              US TREASURY SECURITIES -- 2.5%
              US TREASURY NOTES
 20,000,000   4.25%, 11/30/07(1)
                (Cost $19,939,790)...........    19,947,660
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 20.9%
              FANNIE MAE -- 3.2%
  7,000,000   3.00%, 03/02/07................     6,862,366
  1,048,691   PL# 254062, 6.00%, 10/01/11....     1,073,231
  2,082,713   PL# 254754, 4.50%, 05/01/10....     2,041,642
  3,112,043   PL# 254758, 4.50%, 06/01/13....     3,060,474
  1,562,088   PL# 254805, 5.00%, 06/01/13....     1,561,571
  3,096,704   PL# 254807, 5.00%, 07/01/13....     3,095,679
    766,480   PL# 323743, 5.00%, 04/01/14....       759,854
    468,772   PL# 429168, 6.00%, 05/01/13....       479,154
    366,377   PL# 50903, 6.00%, 09/01/08.....       372,091
    475,319   PL# 50973, 6.00%, 01/01/09.....       482,732
    487,789   PL# 517699, 6.00%, 07/01/14....       498,781
  1,548,926   PL# 545038, 6.00%, 09/01/14....     1,583,073

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 3,086,684   PL# 555154, 5.50%, 12/01/22....  $  3,089,190
    295,256   PL# 609771, 6.00%, 09/01/08....       301,719
                                               ------------
                                                 25,261,557
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.7%
  5,810,134   Series 6T-9009, 3.84%,
                11/25/09.....................     5,595,519
                                               ------------
              FREDDIE MAC -- 0.6%
  4,555,000   4.25%, 02/28/07................     4,529,465
                                               ------------
              FREDDIE MAC GOLD -- 1.1%
    183,168   PL# E00532, 6.50%, 02/01/13....       188,210
    316,781   PL# E00542, 6.50%, 04/01/13....       325,504
    841,532   PL# E00676, 5.50%, 06/01/14....       848,339
  1,199,150   PL# E89557, 5.50%, 04/01/17....     1,207,431
  4,678,917   PL# G40426, 5.50%, 03/01/11....     4,688,407
  1,072,613   PL# M90802, 4.00%, 03/01/08....     1,047,827
                                               ------------
                                                  8,305,718
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.3%
  2,099,716   PL# 436708, 5.75%, 12/15/22....     2,139,814
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 14.4%
  1,934,542   Fannie Mae -- ACES,
                Series 1998-M1, Class A2,
                6.25%, 01/25/08..............     1,966,377
    950,021   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............       951,156
  5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............     5,239,694
  2,300,000   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     2,262,860
  5,000,000   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............     4,925,249
  2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............     2,430,971
  2,666,605   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     2,626,999
  1,500,000   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............     1,457,987
  6,306,854   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     5,978,983
  5,290,000   Fannie Mae, Series 2003-92,
                Class KQ,
                3.50%, 06/25/23..............     5,170,474

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 3,057,204   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............  $  3,030,918
  3,451,655   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     3,309,225
  6,700,000   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     6,544,947
  7,885,686   Federal Home Loan Bank, Series
                00-0582, Class H,
                4.75%, 10/25/10..............     7,818,658
  5,542,275   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     5,430,459
  2,873,334   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     2,788,731
  2,550,181   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............     2,440,871
  7,068,232   Freddie Mac, Series 2625, Class
                JD,
                3.25%, 07/15/17..............     6,689,844
  6,336,400   Freddie Mac, Series 2627, Class
                KP,
                2.87%, 12/15/16..............     5,976,499
  7,326,373   Freddie Mac, Series 2630, Class
                HC,
                4.00%, 01/15/17..............     7,125,040
  5,800,000   Freddie Mac, Series 2631, Class
                CD,
                4.00%, 10/15/26..............     5,586,246
  7,403,723   Freddie Mac, Series 2637,
                Class A,
                3.38%, 03/15/18..............     6,992,913
  5,565,934   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............     5,410,291
  3,917,974   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     3,896,393
  2,409,617   Freddie Mac, Series 2782, Class
                HE,
                4.00%, 09/15/17..............     2,329,123
  5,771,642   Freddie Mac, Series 3056, Class
                AP,
                5.50%, 01/15/27..............     5,822,287
                                               ------------
                                                114,203,195
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.6%
$ 5,000,000   Student Loan Marketing
                Association Student Loan
                Trust -- 144A, Series 2003-4,
                Class A5B,
                3.39%, 03/15/33..............  $  4,836,825
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $167,988,023)..........   164,872,093
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.2%
  5,000,000   Hydro Quebec, Series MTNB
                (Canada),
                6.52%, 02/23/06..............     5,013,840
  4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08..............     4,079,996
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $9,180,116)............     9,093,836
                                               ------------
              SECURITIES LENDING COLLATERAL -- 1.3%
 10,225,000   Securities Lending Collateral
                Investment (Note 4)
                (Cost $10,225,000)...........    10,225,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 3.8%
              FANNIE MAE -- 2.5%
 10,000,000   4.16%, 01/11/06................     9,987,288
 10,000,000   Series BB, 4.17%, 01/19/06.....     9,977,992
                                               ------------
                                                 19,965,280
                                               ------------
              FREDDIE MAC -- 1.3%
 10,000,000   4.08%, 01/30/06................     9,966,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $29,931,280)...........    29,931,280
                                               ------------
              TOTAL SECURITIES
                (Cost $804,162,449)..........   791,382,073
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES (CONTINUED)
              REPURCHASE AGREEMENTS -- 0.3%
$ 2,538,212   With Investors Bank and Trust,
                dated 12/30/05,
                3.82%, due 01/03/06,
                repurchase proceeds at
                maturity $2,539,289
                (Collateralized by Small
                Business Administration,
                7.13%, due 04/25/15, with a
                value of $2,665,123) (Cost
                $2,538,212)..................  $  2,538,212
                                               ------------
              Total Investments -- 100.7%
                (Cost $806,700,661)..........   793,920,285
              Liabilities less other
                assets -- (0.7)%.............    (5,521,119)
                                               ------------
              NET ASSETS -- 100.0%...........  $788,399,166
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $806,797,200.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $    198,196
    Gross unrealized depreciation..........   (13,075,111)
                                             ------------
    Net unrealized depreciation............  $(12,876,915)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 38.8%
              US TREASURY INFLATION INDEX -- 4.8%
$12,132,575   3.63%, 01/15/08................  $ 12,461,963
                                               ------------
              US TREASURY NOTES -- 34.0%
  2,000,000   3.25%, 01/15/09(1).............     1,937,110
  2,250,000   3.00%, 02/15/09................     2,160,178
  3,945,000   3.13%, 04/15/09................     3,796,447
  2,200,000   3.63%, 07/15/09................     2,146,892
  2,000,000   3.38%, 10/15/09................     1,931,954
 28,841,000   3.50%, 11/15/09(1).............    27,961,147
  2,000,000   3.50%, 12/15/09(1).............     1,938,360
  2,000,000   3.63%, 01/15/10................     1,945,782
  2,000,000   4.00%, 03/15/10................     1,971,954
  2,500,000   4.00%, 04/15/10................     2,464,455
 31,257,000   4.00%, 02/15/15(1).............    30,314,413
  1,900,000   4.25%, 08/15/15................     1,876,028
  8,509,000   4.50%, 11/15/15(1).............     8,581,463
                                               ------------
                                                 89,026,183
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $101,651,399)..........   101,488,146
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 24.4%
              FANNIE MAE -- 18.8%
  2,100,000   2.50%, 06/15/08................     1,993,952
 19,246,000   3.25%, 08/15/08................    18,566,885
  2,000,000   3.25%, 02/15/09................     1,917,022
  2,400,000   3.88%, 02/15/10................     2,325,910
  2,200,000   4.38%, 09/15/12................     2,152,733
  2,000,000   4.38%, 03/15/13................     1,950,426
  2,100,000   4.63%, 10/15/13................     2,078,238
  1,900,000   4.13%, 04/15/14................     1,814,954
     93,744   PL# 648057, 6.50%, 07/01/32....        96,897
  2,304,200   PL# 648688, 6.50%, 07/01/32....     2,381,502
    421,109   PL# 685402, 6.50%, 01/01/33....       433,714
 13,789,000   TBA, 5.00%, 01/01/36...........    13,362,395
                                               ------------
                                                 49,074,628
                                               ------------
              FEDERAL HOME LOAN BANK -- 2.1%
  2,000,000   Series 363,
                4.50%, 11/15/12..............     1,971,608
  2,000,000   Series 432,
                4.50%, 09/16/13..............     1,964,406
  1,500,000   Series P113,
                5.13%, 05/24/13..............     1,532,198
                                               ------------
                                                  5,468,212
                                               ------------
              FREDDIE MAC -- 3.2%
  2,200,000   3.63%, 09/15/08................     2,140,442
  2,200,000   4.25%, 07/15/09................     2,167,138

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC (CONTINUED)
$ 2,000,000   4.50%, 01/15/13................  $  1,967,486
  2,000,000   4.50%, 01/15/14................     1,966,184
                                               ------------
                                                  8,241,250
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.3%
    779,386   PL# 615244, 6.50%, 06/15/33....       814,477
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $63,920,905).................    63,598,567
                                               ------------
              CORPORATE BONDS AND NOTES -- 15.5%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT -- 3.8%
    676,000   Navistar Financial Corp. Owner
                Trust, Series 2005-A, Class
                A4,
                4.43%, 01/15/14..............       666,086
  2,105,000   Triad Auto Receivables Owner
                Trust, Series 2005-A, Class
                A4,
                4.22%, 06/12/12..............     2,070,901
  3,499,000   Wachovia Auto Owner Trust,
                Series 2005-B, Class A5,
                4.93%, 11/20/12..............     3,498,743
  1,327,000   Wells Fargo Financial Auto
                Owner Trust, Series 2005-A,
                Class A4,
                4.28%, 05/15/12..............     1,304,436
  1,553,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.44%, 05/17/12..............     1,511,941
    856,000   WFS Financial Owner Trust,
                Series 2005-3, Class A4,
                4.39%, 05/17/13..............       845,197
                                               ------------
                                                  9,897,304
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 0.4%
  1,080,000   Citibank Credit Card Issuance
                Trust, Series 2003-A7, Class
                A7,
                4.15%, 07/07/17..............     1,020,991
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.7%
  1,075,000   Chase Issuance Trust, Series
                2005-A4, Class A4,
                4.23%, 01/15/13..............     1,050,693
  1,822,000   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG3, Class A3,
                4.57%, 08/10/42..............     1,771,562
  1,686,000   Morgan Stanley Capital I,
                Series 2005-T17, Class A5,
                4.78%, 12/13/41..............     1,641,290
                                               ------------
                                                  4,463,545
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY -- 6.8%
$    72,000   Ameriquest Mortgage Securities,
                Inc., Series 2003-IA1, Class
                A4,
                4.97%, 11/25/33..............  $     71,379
    857,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-6, Class A4,
                5.18%, 09/10/47..............       861,514
  1,614,000   Citigroup Commercial Mortgage
                Trust, Series 2004-C2, Class
                A5,
                4.73%, 10/15/41..............     1,568,403
  1,773,000   Citigroup Commercial Mortgage
                Trust, Series 2005-C3, Class
                A2,
                4.64%, 05/15/43..............     1,743,786
  3,321,000   Commercial Mortgage
                Pass-Through Certificates,
                Series 2005-C6, Class A5A,
                5.12%, 06/10/44..............     3,312,550
  1,639,000   Credit-Based Asset Servicing
                and Securities, Series
                2005-CB3, Class AF2,
                4.45%, 12/25/34..............     1,610,820
  3,428,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP3, Class A4A,
                4.94%, 08/15/42..............     3,369,407
  1,345,000   Merrill Lynch Mortgage Trust,
                Series 2005-MCP1, Class A2,
                4.56%, 05/12/43..............     1,317,568
  4,014,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/24..............     3,931,949
                                               ------------
                                                 17,787,376
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 2.1%
  2,164,000   CNH Equipment Trust, Series
                2004-A, Class A4B,
                3.48%, 09/15/11..............     2,099,764
  1,156,000   Countrywide Asset-Backed
                Certificates, Series 2005-1,
                Class AF3,
                4.58%, 07/25/35..............     1,141,154
   2,330,00   John Deere Owner Trust, Series
                2005-A, Class A4,
                4.16%, 05/15/12..............     2,288,100
                                               ------------
                                                  5,529,018
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 0.7%
$ 1,571,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............  $  1,792,086
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $40,995,605)...........    40,490,320
                                               ------------
              SECURITIES LENDING COLLATERAL -- 23.0%
 60,166,347   Securities Lending Collateral
                Investment (Note 4) (Cost
                $60,166,347).................    60,166,347
                                               ------------
              TOTAL SECURITIES
                (Cost $266,734,256)..........   265,743,380
                                               ------------
              REPURCHASE AGREEMENTS -- 12.0%
 31,249,456   With Investors Bank and Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $31,262,720
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.68%, due 08/25/34, with a
                value of $32,276,545 and
                Government National Mortgage
                Association, 4.38%, due
                01/20/23, with a value of
                $535,383) (Cost
                $31,249,456).................    31,249,456
                                               ------------
              Total Investments -- 113.7%
                (Cost $297,983,712)..........   296,992,836
              Liabilities less other
                assets -- (13.7)%............   (35,886,313)
                                               ------------
              NET ASSETS -- 100.0%...........  $261,106,523
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $298,509,992.

The following amount is based on cost for federal income tax purposes:

    Net unrealized depreciation.............  $(1,517,156)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US TREASURY SECURITIES -- 28.5%
               US TREASURY BONDS -- 6.9%
$ 13,125,000   10.38%, 11/15/12(1).........  $   14,509,281
   5,210,000   8.13%, 08/15/19(1)..........       7,069,730
  26,490,000   8.50%, 02/15/20(1) (2)......      37,168,781
   6,275,000   8.00%, 11/15/21.............       8,647,000
  39,455,000   6.25%, 08/15/23(1)..........      47,127,182
  12,095,000   6.75%, 08/15/26.............      15,492,945
   7,500,000   5.50%, 08/15/28(d)..........       8,435,453
   3,220,000   5.38%, 02/15/31(1)..........       3,617,973
                                             --------------
                                                142,068,345
                                             --------------
               US TREASURY INFLATION INDEX -- 1.5%
  32,366,118   0.88%, 04/15/10.............      30,779,433
                                             --------------
               US TREASURY NOTES -- 20.1%
  61,175,000   2.50%, 10/31/06(d)..........      60,250,218
  27,975,000   3.88%, 07/31/07(1)..........      27,756,459
  12,500,000   4.00%, 08/31/07(1)..........      12,420,900
  43,705,000   4.00%, 09/30/07(1)..........      43,414,799
  37,740,000   4.25%, 10/31/07(1)..........      37,641,234
  55,400,000   4.25%, 11/30/07(1)..........      55,255,018
  38,890,000   4.13%, 08/15/08.............      38,687,966
 101,570,000   4.38%, 11/15/08(d)..........     101,617,637
  34,290,000   4.50%, 11/15/15(1)..........      34,582,014
                                             --------------
                                                411,626,245
                                             --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $585,861,826).......     584,474,023
                                             --------------
               US GOVERNMENT AGENCY SECURITIES -- 39.8%
               FANNIE MAE -- 19.6%
   3,800,000   2.35%, 04/29/06.............       3,772,921
   2,760,000   1.75%, 06/16/06.............       2,725,304
  13,850,000   4.00%, 10/16/06.............      13,774,102
  25,850,000   2.71%, 01/30/07.............      25,302,678
  14,090,000   2.35%, 04/05/07.............      13,682,137
     398,223   PL# 252571,
                 7.00%, 07/01/29...........         416,054
       6,512   PL# 252716,
                 7.00%, 09/01/29...........           6,803
       1,439   PL# 253264,
                 7.00%, 05/01/30...........           1,502
       1,433   PL# 253346,
                 7.50%, 06/01/30...........           1,502
      18,714   PL# 253479,
                 7.00%, 10/01/30...........          19,541
      13,387   PL# 253698,
                 6.00%, 02/01/16...........          13,688
      46,343   PL# 253990,
                 7.00%, 09/01/16...........          48,169
      36,101   PL# 254008,
                 7.00%, 10/01/31...........          37,697
     463,018   PL# 254346,
                 6.50%, 06/01/32...........         476,002

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    403,536   PL# 254406,
                 6.50%, 08/01/32...........  $      414,853
       1,896   PL# 259141,
                 7.50%, 12/01/30...........           1,987
   1,232,293   PL# 323842,
                 5.50%, 07/01/14...........       1,242,725
      66,972   PL# 323967,
                 7.00%, 10/01/29...........          69,971
   2,918,627   PL# 357327,
                 5.00%, 01/01/18...........       2,892,969
       6,092   PL# 492742,
                 7.00%, 05/01/29...........           6,364
       7,448   PL# 503916,
                 7.50%, 06/01/29...........           7,813
       2,844   PL# 508415,
                 7.00%, 08/01/29...........           2,971
      18,453   PL# 515946,
                 7.00%, 10/01/29...........          19,279
         523   PL# 524164,
                 7.00%, 11/01/29...........             546
     116,753   PL# 524657,
                 7.00%, 01/01/30...........         121,914
      34,490   PL# 526053,
                 7.00%, 12/01/29...........          36,035
         591   PL# 527717,
                 7.50%, 01/01/30...........             620
       8,841   PL# 528107,
                 7.00%, 02/01/30...........           9,237
       1,333   PL# 531092,
                 7.50%, 10/01/29...........           1,398
      17,134   PL# 531497,
                 7.00%, 02/01/30...........          17,891
       6,591   PL# 531735,
                 7.00%, 02/01/30...........           6,882
       1,931   PL# 533841,
                 7.50%, 12/01/30...........           2,024
      32,075   PL# 535030,
                 7.00%, 12/01/29...........          33,512
      50,452   PL# 535103,
                 7.00%, 01/01/15...........          52,455
      12,926   PL# 535159,
                 7.00%, 02/01/30...........          13,505
      56,890   PL# 535195,
                 7.00%, 03/01/30...........          59,438
      20,583   PL# 535277,
                 7.00%, 04/01/30...........          21,504
     627,653   PL# 535675,
                 7.00%, 01/01/16...........         652,490
       1,339   PL# 535722,
                 7.00%, 02/01/31...........           1,398
       9,073   PL# 535723,
                 7.00%, 02/01/31...........           9,474
       2,029   PL# 535811,
                 6.50%, 04/01/31...........           2,086

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    142,388   PL# 535880,
                 7.00%, 02/01/31...........  $      148,713
       3,266   PL# 540211,
                 7.50%, 06/01/30...........           3,424
       6,065   PL# 542999,
                 7.50%, 08/01/30...........           6,358
     142,736   PL# 545194,
                 7.00%, 08/01/31...........         149,047
      46,746   PL# 545477,
                 7.00%, 03/01/32...........          48,797
     317,605   PL# 545759,
                 6.50%, 07/01/32...........         326,512
   1,228,058   PL# 545760,
                 6.50%, 07/01/32...........       1,262,497
     233,291   PL# 545762,
                 6.50%, 07/01/32...........         239,833
      46,262   PL# 545815,
                 7.00%, 07/01/32...........          48,307
      68,705   PL# 548822,
                 7.00%, 08/01/30...........          71,743
      50,642   PL# 549659,
                 7.00%, 02/01/16...........          52,637
      16,643   PL# 549962,
                 7.00%, 10/01/30...........          17,379
      51,097   PL# 549975,
                 7.00%, 10/01/30...........          53,356
       9,734   PL# 550440,
                 7.00%, 02/01/16...........          10,117
         360   PL# 550544,
                 7.50%, 09/01/30...........             377
      64,353   PL# 554493,
                 7.00%, 10/01/30...........          67,198
     352,470   PL# 555114,
                 5.50%, 12/01/17...........         355,016
      43,784   PL# 555144,
                 7.00%, 10/01/32...........          45,720
     559,912   PL# 555254,
                 6.50%, 01/01/33...........         575,723
     320,702   PL# 555798,
                 6.50%, 05/01/33...........         329,759
       1,636   PL# 558362,
                 7.50%, 11/01/30...........           1,715
         718   PL# 558519,
                 7.50%, 11/01/30...........             753
      11,535   PL# 559277,
                 7.00%, 10/01/30...........          12,045
      45,688   PL# 559313,
                 7.00%, 12/01/30...........          47,708
       2,386   PL# 559741,
                 7.50%, 01/01/31...........           2,501
      33,471   PL# 560384,
                 7.00%, 11/01/30...........          34,951
       1,476   PL# 560596,
                 7.50%, 01/01/31...........           1,547

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      2,907   PL# 561678,
                 7.50%, 12/01/30...........  $        3,048
       1,516   PL# 564080,
                 7.50%, 12/01/30...........           1,590
      26,796   PL# 564183,
                 7.00%, 12/01/30...........          27,981
       1,939   PL# 564529,
                 7.50%, 12/01/30...........           2,032
      21,140   PL# 566658,
                 7.00%, 02/01/31...........          22,074
      56,596   PL# 574885,
                 6.00%, 05/01/16...........          57,872
       6,515   PL# 575285,
                 7.50%, 03/01/31...........           6,827
      10,883   PL# 577525,
                 6.00%, 05/01/16...........          11,129
      10,105   PL# 579161,
                 6.50%, 04/01/31...........          10,390
     212,353   PL# 579224,
                 6.00%, 04/01/16...........         217,138
      26,741   PL# 580179,
                 7.00%, 10/01/16...........          27,794
         714   PL# 580377,
                 7.50%, 04/01/31...........             748
       9,841   PL# 584811,
                 7.00%, 05/01/31...........          10,276
     199,902   PL# 585248,
                 7.00%, 06/01/31...........         208,740
      50,861   PL# 589395,
                 6.00%, 07/01/16...........          52,008
       1,152   PL# 589405,
                 7.50%, 06/01/31...........           1,208
      10,446   PL# 589893,
                 7.00%, 06/01/31...........          10,908
       4,761   PL# 592129,
                 7.50%, 06/01/31...........           4,989
      11,758   PL# 596895,
                 6.50%, 07/01/31...........          12,090
     124,925   PL# 596922,
                 6.00%, 08/01/16...........         127,740
      28,413   PL# 598125,
                 7.00%, 09/01/16...........          29,533
      55,143   PL# 600259,
                 6.00%, 08/01/16...........          56,386
      11,082   PL# 606551,
                 6.50%, 10/01/31...........          11,395
       6,175   PL# 606600,
                 7.00%, 10/01/31...........           6,448
      66,684   PL# 607386,
                 5.50%, 11/01/16...........          67,194
      22,739   PL# 610128,
                 7.00%, 10/01/31...........          23,745
     284,775   PL# 610579,
                 5.50%, 12/01/16...........         286,952

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     38,209   PL# 611323,
                 7.00%, 10/01/16...........  $       39,714
   2,479,850   PL# 619054,
                 5.50%, 02/01/17...........       2,497,766
       8,119   PL# 622119,
                 6.50%, 01/01/32...........           8,348
     297,033   PL# 624035,
                 6.50%, 01/01/32...........         307,571
      15,361   PL# 629236,
                 6.50%, 02/01/32...........          15,792
     903,748   PL# 631321,
                 5.50%, 02/01/17...........         910,277
      71,618   PL# 631606,
                 5.50%, 03/01/17...........          72,136
      67,969   PL# 632269,
                 7.00%, 05/01/32...........          70,974
      10,537   PL# 634563,
                 6.50%, 03/01/32...........          10,832
      92,533   PL# 634949,
                 7.00%, 05/01/32...........          96,592
     355,701   PL# 635164,
                 6.50%, 08/01/32...........         365,676
       2,605   PL# 644932,
                 6.50%, 07/01/32...........           2,678
       6,042   PL# 647556,
                 7.00%, 01/01/30...........           6,312
     679,614   PL# 648795,
                 6.50%, 08/01/32...........         698,673
     218,339   PL# 650206,
                 5.50%, 01/01/18...........         219,916
      72,333   PL# 650291,
                 6.50%, 07/01/32...........          74,361
      10,405   PL# 650872,
                 7.00%, 07/01/32...........          10,861
     122,322   PL# 650891,
                 6.50%, 07/01/32...........         125,752
     320,994   PL# 651649,
                 6.50%, 08/01/32...........         329,995
   1,426,565   PL# 652127,
                 6.50%, 06/01/32...........       1,466,570
       3,787   PL# 663353,
                 6.50%, 09/01/32...........           3,893
      47,285   PL# 664188,
                 5.50%, 09/01/17...........          47,626
      91,243   PL# 664194,
                 5.50%, 09/01/17...........          91,902
     598,461   PL# 670402,
                 6.50%, 06/01/32...........         615,243
     251,991   PL# 675314,
                 5.50%, 12/01/17...........         253,811
     399,637   PL# 676800,
                 5.50%, 01/01/18...........         402,524
     563,647   PL# 679631,
                 5.50%, 02/01/18...........         567,565

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    511,556   PL# 683199,
                 5.50%, 02/01/18...........  $      515,112
   1,074,747   PL# 694200,
                 4.50%, 05/01/18...........       1,049,003
       6,696   PL# 694372,
                 6.50%, 11/01/32...........           6,884
     114,160   PL# 695925,
                 5.50%, 05/01/18...........         114,953
   1,853,029   PL# 701161,
                 4.50%, 04/01/18...........       1,807,869
     664,914   PL# 711636,
                 4.50%, 05/01/18...........         648,709
   2,850,212   PL# 720317,
                 5.00%, 07/01/18...........       2,824,706
  26,133,224   PL# 725027,
                 5.00%, 11/01/33...........      25,420,666
  11,788,366   PL# 725162,
                 6.00%, 02/01/34...........      11,915,129
  22,451,292   PL# 725206,
                 5.50%, 02/01/34...........      22,293,662
      16,428   PL# 725269,
                 5.50%, 03/01/19...........          16,547
     317,508   PL# 725407,
                 6.50%, 01/01/34...........         326,474
     445,202   PL# 725418,
                 6.50%, 05/01/34...........         457,774
  14,246,103   PL# 725946,
                 5.50%, 11/01/34...........      14,124,697
     754,218   PL# 731682,
                 4.50%, 03/01/19...........         735,273
   6,029,977   PL# 735454,
                 5.50%, 11/01/18...........       6,073,540
   4,976,515   PL# 735494,
                 4.50%, 03/01/20...........       4,855,234
   1,620,088   PL# 735611,
                 5.50%, 03/01/20...........       1,631,792
  36,213,633   PL# 735989,
                 5.50%, 02/01/35...........      35,969,961
     213,852   PL# 738632,
                 5.00%, 11/01/18...........         211,938
   6,954,958   PL# 743575,
                 5.00%, 11/01/18...........       6,892,718
  12,000,000   PL# 745140,
                 5.00%, 11/01/35...........      11,625,000
     691,167   PL# 748257,
                 4.50%, 10/01/18...........         674,323
       9,668   PL# 748655,
                 6.50%, 09/01/33...........           9,922
     253,512   PL# 755813,
                 6.50%, 11/01/33...........         260,194
     169,974   PL# 757687,
                 5.50%, 07/01/34...........         168,526
      45,396   PL# 761808,
                 5.50%, 05/01/18...........          45,724

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    664,356   PL# 766312,
                 5.50%, 03/01/19...........  $      668,914
     717,384   PL# 766419,
                 4.50%, 03/01/19...........         699,364
     295,565   PL# 768313,
                 5.50%, 01/01/19...........         297,620
     264,556   PL# 774338,
                 6.50%, 02/01/34...........         271,528
     263,693   PL# 789873,
                 6.50%, 09/01/34...........         270,608
   8,541,300   PL# 806549, Variable Rate,
                 4.58%, 01/01/35(a)........       8,449,368
   1,693,523   PL# 844797,
                 4.50%, 10/01/35...........       1,595,440
   2,084,277   PL# 844803,
                 4.50%, 10/01/35...........       1,963,562
  68,600,000   TBA,
                 4.50%, 01/01/21...........      66,756,374
  38,400,000   TBA,
                 5.00%, 01/01/21...........      37,991,999
  31,800,000   TBA,
                 5.50%, 01/01/21...........      31,998,750
  19,800,000   TBA,
                 4.50%, 01/01/36...........      18,649,125
   2,200,000   TBA,
                 5.00%, 01/01/36...........       2,131,936
                                             --------------
                                                402,925,687
                                             --------------
               FREDDIE MAC -- 0.3%
   6,878,783   PL# 1B2853, Variable Rate,
                 4.29%, 04/01/35(a)........       6,745,570
                                             --------------
               FREDDIE MAC GOLD -- 14.7%
     171,408   PL# A16148,
                 6.00%, 11/01/33...........         173,375
     286,445   PL# A32037,
                 5.00%, 03/01/35...........         277,404
   1,346,345   PL# A38585,
                 5.50%, 10/01/35...........       1,334,705
     517,528   PL# B10307,
                 4.50%, 10/01/18...........         504,916
     606,624   PL# B11431,
                 4.50%, 12/01/18...........         591,841
      59,534   PL# B13285,
                 4.50%, 04/01/19...........          58,039
     843,126   PL# B14218,
                 4.50%, 05/01/19...........         821,959
   1,236,513   PL# B14518,
                 4.50%, 01/01/20...........       1,205,470
     737,424   PL# B16484,
                 5.00%, 10/01/19...........         730,701
   1,851,286   PL# B17118,
                 4.50%, 11/01/19...........       1,804,810
      29,134   PL# B17892,
                 4.50%, 10/01/19...........          28,424

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$  3,137,002   PL# B18144,
                 5.00%, 04/01/20...........  $    3,107,016
     185,210   PL# B18433,
                 4.50%, 05/01/20...........         180,287
     195,498   PL# B18493,
                 5.00%, 06/01/20...........         193,629
     501,834   PL# B18530,
                 5.00%, 06/01/20...........         497,037
     197,079   PL# B19022,
                 4.50%, 04/01/20...........         191,840
     922,888   PL# B19028,
                 4.50%, 03/01/20...........         898,357
   5,613,871   PL# B19043,
                 4.50%, 03/01/20...........       5,464,650
     317,272   PL# B19101,
                 4.50%, 04/01/20...........         308,839
     424,555   PL# B19108,
                 5.00%, 04/01/20...........         420,497
   1,619,716   PL# B19138,
                 5.00%, 04/01/20...........       1,604,233
     674,332   PL# B19177,
                 4.50%, 05/01/20...........         656,407
   1,319,822   PL# B19187,
                 4.50%, 04/01/20...........       1,284,740
     214,113   PL# B19188,
                 4.50%, 05/01/20...........         208,422
     180,434   PL# B19234,
                 5.00%, 04/01/20...........         178,710
     448,609   PL# B19238,
                 4.50%, 05/01/20...........         436,684
     740,412   PL# B19272,
                 4.50%, 05/01/20...........         720,731
   4,216,846   PL# B19621,
                 5.00%, 07/01/20...........       4,176,538
     423,503   PL# B19727,
                 5.00%, 08/01/20...........         419,455
      26,119   PL# B19932,
                 5.00%, 09/01/20...........          25,870
   3,541,297   PL# B19933,
                 5.00%, 09/01/20...........       3,507,446
   1,277,146   PL# C01271,
                 6.50%, 12/01/31...........       1,311,871
   3,659,353   PL# C57150,
                 6.00%, 05/01/31...........       3,706,110
       5,348   PL# C67653,
                 7.00%, 06/01/32...........           5,572
      74,648   PL# C67868,
                 7.00%, 06/01/32...........          77,765
      19,110   PL# C67999,
                 7.00%, 06/01/32...........          19,908
     170,238   PL# C68001,
                 7.00%, 06/01/32...........         177,348
     177,516   PL# C90229,
                 7.00%, 08/01/18...........         185,789

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$     28,572   PL# E00570,
                 6.00%, 09/01/13...........  $       29,165
     610,903   PL# E00592,
                 6.00%, 12/01/13...........         623,609
      28,925   PL# E00720,
                 6.00%, 07/01/14...........          29,532
      27,365   PL# E01007,
                 6.00%, 08/01/16...........          27,944
      88,880   PL# E01095,
                 6.00%, 01/01/17...........          90,759
     447,513   PL# E01488,
                 5.00%, 10/01/18...........         443,852
     521,418   PL# E01490,
                 5.00%, 11/01/18...........         517,142
      36,467   PL# E01638,
                 4.00%, 04/01/19...........          34,878
      40,905   PL# E69171,
                 6.00%, 02/01/13...........          41,756
      33,068   PL# E73319,
                 6.00%, 11/01/13...........          33,756
      48,027   PL# E73769,
                 6.00%, 12/01/13...........          49,026
      26,594   PL# E75990,
                 6.00%, 04/01/14...........          27,144
      36,404   PL# E76341,
                 6.00%, 04/01/14...........          37,174
      63,255   PL# E76730,
                 6.00%, 05/01/14...........          64,593
      43,808   PL# E76731,
                 6.00%, 05/01/14...........          44,735
      41,826   PL# E78995,
                 6.00%, 11/01/14...........          42,711
     318,582   PL# E84191,
                 6.00%, 07/01/16...........         325,314
       5,968   PL# E84758,
                 5.50%, 07/01/16...........           6,013
      24,468   PL# E85885,
                 6.00%, 11/01/16...........          24,985
     349,486   PL# E86502,
                 5.50%, 12/01/16...........         352,070
       5,927   PL# E86565,
                 5.50%, 12/01/16...........           5,971
     272,888   PL# E87961,
                 6.00%, 02/01/17...........         278,654
     522,310   PL# E88001,
                 6.00%, 02/01/17...........         533,315
      57,451   PL# E88452,
                 6.00%, 03/01/17...........          58,661
     347,024   PL# E88749,
                 6.00%, 03/01/17...........         354,357
     805,963   PL# E88789,
                 6.00%, 04/01/17...........         822,945
     182,684   PL# E88979,
                 5.50%, 04/01/17...........         183,946

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$    472,474   PL# E89282,
                 6.00%, 04/01/17...........  $      482,430
     824,805   PL# E89336,
                 6.00%, 05/01/17...........         842,184
      31,252   PL# E89653,
                 6.00%, 04/01/17...........          31,912
     603,932   PL# E89913,
                 6.00%, 05/01/17...........         616,657
   1,060,926   PL# E91644,
                 5.50%, 10/01/17...........       1,068,253
     294,324   PL# E91754,
                 5.50%, 10/01/17...........         296,357
     434,981   PL# E91774,
                 5.50%, 10/01/17...........         437,985
     190,896   PL# E91968,
                 5.50%, 10/01/17...........         192,214
     386,297   PL# E92113,
                 5.50%, 10/01/17...........         388,965
      29,361   PL# E95352,
                 4.50%, 04/01/18...........          28,645
      63,332   PL# E98821,
                 4.50%, 09/01/18...........          61,789
   1,874,349   PL# G01391,
                 7.00%, 04/01/32...........       1,953,266
  12,362,632   PL# G01912,
                 5.00%, 09/01/35...........      11,972,436
      22,490   PL# G11111,
                 6.00%, 04/01/16...........          22,965
     139,187   PL# G11394,
                 4.50%, 05/01/18...........         135,796
   8,538,821   PL# G11618,
                 4.50%, 05/01/18...........       8,334,023
     513,224   PL# G11639,
                 4.50%, 12/01/19...........         500,339
   3,803,943   PL# G11681,
                 5.00%, 04/01/20...........       3,769,262
  10,336,084   PL# G11720,
                 4.50%, 08/01/20...........      10,076,595
     484,552   PL# G11753,
                 5.00%, 08/01/20...........         479,920
  15,998,410   PL# G11768,
                 5.00%, 10/01/20...........      15,845,484
  16,248,451   PL# G11769,
                 5.00%, 10/01/20...........      16,093,135
   8,660,642   PL# G11777,
                 5.00%, 10/01/20...........       8,577,856
     237,511   PL# G18052,
                 4.50%, 05/01/20...........         231,198
   2,037,740   PL# G18065,
                 5.00%, 07/01/20...........       2,018,262
   8,999,994   PL# G18078,
                 5.00%, 10/01/20...........       8,913,964
   2,014,674   PL# G18089,
                 5.00%, 12/01/20...........       1,995,416

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$  3,328,857   PL# J00006,
                 5.00%, 09/01/20...........  $    3,297,037
   1,824,050   PL# J00147,
                 5.00%, 10/01/20...........       1,806,614
   1,553,283   PL# J00151,
                 5.00%, 10/01/20...........       1,538,435
   3,183,893   PL# J00154,
                 5.00%, 10/01/20...........       3,153,459
   3,086,935   PL# J00156,
                 5.00%, 10/01/20...........       3,057,428
     437,232   PL# J00159,
                 5.00%, 10/01/20...........         433,052
     478,159   PL# J00328,
                 5.00%, 11/01/20...........         473,588
   4,351,502   PL# J00331,
                 5.00%, 11/01/20...........       4,309,907
     996,319   PL# J00395,
                 5.00%, 11/01/20...........         986,796
     996,400   PL# J00409,
                 5.00%, 11/01/20...........         986,876
     996,389   PL# J00415,
                 5.00%, 11/01/20...........         986,864
     996,375   PL# J00438,
                 5.00%, 11/01/20...........         986,850
   3,110,284   PL# J00466,
                 5.00%, 11/01/20...........       3,080,553
   1,871,701   PL# J00469,
                 5.00%, 11/01/20...........       1,853,809
   2,989,272   PL# J00488,
                 5.00%, 12/01/20...........       2,960,698
     500,078   PL# J00604,
                 5.00%, 12/01/20...........         495,519
   3,582,483   PL# J00611,
                 5.00%, 12/01/20...........       3,548,239
   9,001,800   PL# J00630,
                 5.00%, 12/01/20...........       8,915,753
   4,445,900   PL# J00638,
                 5.00%, 12/01/20...........       4,403,402
   1,500,000   PL# J00696,
                 5.00%, 12/01/20...........       1,485,662
   3,972,170   PL# J00697,
                 5.00%, 12/01/20...........       3,934,201
   3,202,722   PL# J00724,
                 5.00%, 12/01/20...........       3,172,108
   2,511,018   PL# J00726,
                 5.00%, 12/01/20...........       2,487,016
     484,652   PL# J00728,
                 5.00%, 12/01/20...........         480,019
     726,997   PL# J00731,
                 5.00%, 12/01/20...........         720,048
     705,371   PL# J00733,
                 5.00%, 12/01/20...........         698,628
     868,216   PL# J00734,
                 5.00%, 12/01/20...........         859,917

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$  1,803,382   PL# J00806,
                 5.00%, 12/01/20...........  $    1,786,144
   3,460,846   PL# J00807,
                 5.00%, 12/01/20...........       3,427,764
   3,907,134   PL# J02239,
                 5.00%, 07/01/20...........       3,869,787
     278,885   PL# J02294,
                 5.00%, 07/01/20...........         276,219
   3,920,744   PL# J02590,
                 5.00%, 10/01/20...........       3,883,266
   8,176,492   PL# J02616,
                 5.00%, 10/01/20...........       8,098,334
     381,352   PL# J02621,
                 5.00%, 10/01/20...........         377,707
   1,501,348   PL# J02728,
                 5.00%, 11/01/20...........       1,486,997
   3,890,100   PL# M80813,
                 4.00%, 04/01/10...........       3,768,912
   3,800,000   TBA,
                 5.50%, 01/01/21...........       3,822,564
  55,900,000   TBA,
                 5.00%, 01/01/36...........      54,118,188
  18,400,000   TBA,
                 5.50%, 01/01/36...........      18,233,259
     500,000   TBA,
                 6.00%, 01/01/36...........         505,000
                                             --------------
                                                302,715,329
                                             --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 0.7%
     168,716   PL# 3173,
                 6.50%, 12/20/31...........         175,183
       1,092   PL# 434615,
                 7.00%, 11/15/29...........           1,147
     214,572   PL# 435071,
                 7.00%, 03/15/31...........         225,346
      44,427   PL# 462559,
                 7.00%, 02/15/28...........          46,705
      27,326   PL# 493966,
                 7.00%, 06/15/29...........          28,712
      65,328   PL# 494742,
                 7.00%, 04/15/29...........          68,641
       1,821   PL# 530260,
                 7.00%, 02/15/31...........           1,912
     236,164   PL# 531025,
                 6.00%, 04/15/32...........         242,177
       1,024   PL# 538271,
                 7.00%, 11/15/31...........           1,075
     108,722   PL# 538312,
                 6.00%, 02/15/32...........         111,490
     220,700   PL# 543989,
                 7.00%, 03/15/31...........         231,782
       1,400   PL# 547545,
                 7.00%, 04/15/31...........           1,471

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    475,801   PL# 550985,
                 7.00%, 10/15/31...........  $      499,692
         584   PL# 551549,
                 7.00%, 07/15/31...........             613
      65,123   PL# 552413,
                 7.00%, 02/15/32...........          68,388
     147,838   PL# 554808,
                 6.00%, 05/15/31...........         151,571
      98,719   PL# 555360,
                 6.00%, 06/15/31...........         101,212
     109,126   PL# 555733,
                 6.00%, 03/15/32...........         111,904
       1,055   PL# 557664,
                 7.00%, 08/15/31...........           1,108
      83,789   PL# 557678,
                 7.00%, 08/15/31...........          87,996
       6,449   PL# 561050,
                 7.00%, 05/15/31...........           6,773
       1,182   PL# 561996,
                 7.00%, 07/15/31...........           1,241
      12,574   PL# 563346,
                 7.00%, 09/15/31...........          13,206
      72,072   PL# 563599,
                 7.00%, 06/15/32...........          75,685
     196,257   PL# 564086,
                 7.00%, 07/15/31...........         206,112
      45,225   PL# 564300,
                 6.00%, 08/15/31...........          46,367
       9,806   PL# 564706,
                 7.00%, 07/15/31...........          10,299
      85,215   PL# 565808,
                 6.00%, 11/15/31...........          87,366
     235,840   PL# 567622,
                 6.00%, 04/15/32...........         241,844
     111,513   PL# 569567,
                 7.00%, 01/15/32...........         117,104
      96,593   PL# 570517,
                 6.00%, 01/15/32...........          99,052
      40,407   PL# 572821,
                 6.00%, 12/15/31...........          41,427
     108,065   PL# 574873,
                 6.00%, 12/15/31...........         110,794
      95,087   PL# 575906,
                 6.00%, 01/15/32...........          97,508
      35,695   PL# 576323,
                 6.00%, 12/15/31...........          36,596
       1,321   PL# 579377,
                 7.00%, 04/15/32...........           1,387
     438,139   PL# 581015,
                 7.00%, 02/15/32...........         460,106
     110,653   PL# 581070,
                 6.00%, 02/15/32...........         113,470
      33,736   PL# 581084,
                 7.00%, 02/15/32...........          35,428

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    109,443   PL# 582956,
                 7.00%, 02/15/32...........  $      114,930
     367,208   PL# 587122,
                 7.00%, 06/15/32...........         385,618
      12,645   PL# 587494,
                 7.00%, 06/15/32...........          13,279
         973   PL# 589696,
                 7.00%, 05/15/32...........           1,022
     116,974   PL# 592030,
                 6.00%, 02/15/32...........         119,952
      23,362   PL# 780802,
                 6.50%, 05/15/28...........          24,470
      40,970   PL# 781113,
                 7.00%, 11/15/29...........          43,048
     227,027   PL# 781148,
                 6.00%, 07/15/29...........         232,908
     122,354   PL# 781276,
                 6.50%, 04/15/31...........         128,055
      37,009   PL# 781287,
                 7.00%, 05/15/31...........          38,876
      58,587   PL# 781324,
                 7.00%, 07/15/31...........          61,534
     314,999   PL# 781328,
                 7.00%, 09/15/31...........         330,897
     215,044   PL# 781330,
                 6.00%, 09/15/31...........         220,592
      63,259   PL# 781496,
                 6.50%, 09/15/32...........          66,148
      90,785   PL# 781548,
                 7.00%, 11/15/32...........          95,349
      55,082   PL# 781584,
                 7.00%, 05/15/32...........          57,854
   8,636,955   PL# 80916,
                 3.75%, 05/20/34...........       8,446,144
     500,000   TBA,
                 6.00%, 01/01/36...........         511,720
                                             --------------
                                                 14,852,286
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 4.1%
   2,894,609   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29...........       2,945,901
   8,956,387   Fannie Mae, Series 2003-35,
                 Class TE,
                 5.00%, 05/25/18...........       8,867,549
   5,590,000   Fannie Mae, Series 2004-101,
                 Class AR,
                 5.50%, 01/25/35...........       5,641,192
   7,101,616   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34...........       7,024,630
   8,205,100   Fannie Mae, Series 2004-99,
                 Class A0,
                 5.50%, 01/25/34...........       8,246,203

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  7,377,410   Fannie Mae, Series 2005-51,
                 Class TA,
                 5.50%, 12/25/33...........  $    7,405,831
   5,622,656   Fannie Mae, Series 2005-57,
                 Class PA,
                 5.50%, 05/25/27...........       5,663,994
     280,751   Fannie Mae, Series 2005-70,
                 Class NA,
                 5.50%, 08/25/35...........         282,783
  11,103,469   Fannie Mae, Series 2005-80,
                 Class PB,
                 5.50%, 04/25/30...........      11,195,138
   6,588,194   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15...........       6,668,424
   4,816,169   Freddie Mac, Series 2877,
                 Class PA,
                 5.50%, 07/15/33...........       4,854,962
   7,990,780   Freddie Mac, Series 2927,
                 Class BA,
                 5.50%, 10/15/33...........       8,063,768
   6,904,395   Freddie Mac, Series 2996,
                 Class MK,
                 5.50%, 06/15/35...........       6,973,773
                                             --------------
                                                 83,834,148
                                             --------------
               PRIVATE ASSET BACKED: US GOVERNMENT
                 AGENCIES -- 0.3%
   2,780,874   Small Business
                 Administration, Series
                 2002-P10B, Class I,
                 5.20%, 08/01/12...........       2,805,387
   2,688,976   Small Business
                 Administration, Series
                 2004-P10A,
                 4.50%, 02/10/14...........       2,627,397
                                             --------------
                                                  5,432,784
                                             --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18.......         664,293
   1,200,000   Zero coupon, 10/15/18.......         655,954
                                             --------------
                                                  1,320,247
                                             --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $820,752,902).......     817,826,051
                                             --------------
               CORPORATE BONDS AND NOTES -- 40.4%
               AEROSPACE AND DEFENSE -- 0.4%
     320,000   B/E Aerospace,
                 8.50%, 10/01/10...........         343,200
   1,250,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29...........       1,708,834
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36...........         660,701
   2,390,000   Northrop Grumman Corp.,
                 4.08%, 11/16/06...........       2,372,037

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AEROSPACE AND DEFENSE (CONTINUED)
$  4,790,000   RC Trust I,
                 7.00%, 05/15/06...........  $    2,421,943
     675,000   United Technologies Corp.,
                 8.88%, 11/15/19...........         903,936
                                             --------------
                                                  8,410,651
                                             --------------
               AUTOMOBILE: RENTAL -- 0.0%
     965,000   Hertz Corp. -- 144A,
                 8.88%, 01/01/14...........         987,919
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT -- 0.1%
     765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27...........         832,492
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08...........         272,733
     130,000   Navistar International
                 Corp.,
                 6.25%, 03/01/12...........         117,000
                                             --------------
                                                  1,222,225
                                             --------------
               BANKS -- 4.4%
   4,960,000   Bank of America Corp.,
                 4.50%, 08/01/10...........       4,879,132
   1,250,000   Bank of Scotland -- 144A
                 (United Kingdom),
                 3.50%, 11/30/07...........       1,220,411
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08...........       2,064,418
     660,000   Barclays Bank PLC -- 144A
                 (United Kingdom), Variable
                 Rate,
                 6.86%, perpetual(a).......         737,465
   9,000,000   Depfa ACS Bank -- 144A
                 (Ireland),
                 4.25%, 08/16/10...........       8,796,321
   3,850,000   Deutsche Bank AG New York,
                 Series YCD, Variable Rate,
                 3.84%, 03/15/07(a)........       3,825,656
   2,850,000   HBOS Treasury Services
                 PLC -- 144A (United
                 Kingdom),
                 3.75%, 09/30/08...........       2,775,954
  11,200,000   HSBC Bank USA NA, Series CD,
                 3.87%, 06/07/07...........      11,040,411
   1,990,000   HSBC Bank USA, Series BKNT,
                 3.88%, 09/15/09...........       1,920,322
   1,155,000   Huntington National Bank,
                 Series BKNT,
                 2.75%, 10/16/06...........       1,136,240
   2,600,000   JPMorgan Chase & Company,
                 5.35%, 03/01/07...........       2,610,917
   1,495,000   JPMorgan Chase & Company,
                 3.63%, 05/01/08...........       1,454,894
   2,100,000   JPMorgan Chase & Company,
                 5.75%, 10/15/08...........       2,141,744

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$  1,100,000   JPMorgan Chase & Company,
                 7.00%, 11/15/09(e)........  $    1,177,789
   1,135,000   RBS Capital Trust I,
                 Variable Rate,
                 4.71%, perpetual(a).......       1,080,419
     650,000   Royal Bank of Scotland Group
                 PLC (United Kingdom),
                 Variable Rate,
                 7.65%, perpetual(a).......         787,431
   2,475,000   Sumitomo Mitsui Banking --
                 144A (Japan), Variable
                 Rate, 5.63%,
                 perpetual(a)..............       2,470,322
   2,990,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07...........       2,926,334
   2,000,000   SunTrust Banks, Inc.,
                 4.00%, 10/15/08...........       1,955,558
   1,535,000   SunTrust Banks, Inc., Series
                 CD,
                 4.42%, 06/15/09...........       1,514,090
   2,275,000   Swedish Export Credit
                 (Sweden),
                 2.88%, 01/26/07...........       2,231,502
   2,150,000   The Bank of New York
                 Company, Inc., Series
                 BKNT,
                 3.80%, 02/01/08...........       2,106,237
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(a).......       1,122,136
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07...........         483,839
   3,040,000   US Bank NA,
                 2.40%, 03/12/07...........       2,951,591
   6,725,000   US Bank NA, Series BKNT,
                 4.40%, 08/15/08...........       6,661,402
   1,165,000   Wachovia Bank NA, Series
                 BKNT,
                 4.38%, 08/15/08...........       1,152,507
   2,340,000   Wachovia Corp.,
                 6.30%, 04/15/08...........       2,420,185
   5,295,000   Wells Fargo & Company,
                 4.00%, 08/15/08...........       5,199,277
     500,000   Wells Fargo & Company,
                 3.13%, 04/01/09...........         473,983
   2,760,000   Wells Fargo & Company,
                 4.20%, 01/15/10...........       2,689,402
   4,090,000   Wells Fargo & Company,
                 4.63%, 08/09/10...........       4,043,190
                                             --------------
                                                 88,051,079
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.5%
$  1,065,000   British Sky Broadcasting
                 Group Financing PLC --
                 144A (United Kingdom),
                 6.50%, 10/15/35...........  $    1,064,724
   5,374,000   Comcast Cable Communications
                 Holdings,
                 8.38%, 03/15/13...........       6,228,879
   1,800,000   Comcast Cable
                 Communications, Inc.,
                 6.75%, 01/30/11...........       1,907,894
     965,000   Comcast Corp.,
                 7.05%, 03/15/33...........       1,045,079
   3,800,000   Comcast Corp.,
                 6.50%, 11/15/35...........       3,885,279
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10...........         504,135
     445,000   DIRECTV Holdings LLC/
                 DIRECTV Financing Company,
                 Inc.,
                 6.38%, 06/15/15...........         437,213
   1,070,000   News America Holdings,
                 7.63%, 11/30/28...........       1,216,866
   1,275,000   News America, Inc.,
                 7.30%, 04/30/28...........       1,402,898
     545,000   News America, Inc.,
                 7.28%, 06/30/28...........         597,606
     865,000   News America, Inc.,
                 6.20%, 12/15/34...........         862,075
   2,750,000   News America, Inc. -- 144A,
                 6.40%, 12/15/35...........       2,781,078
     650,000   TCI Communications, Inc.,
                 7.88%, 02/15/26...........         752,262
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28...........       1,803,955
     725,000   Time Warner Entertainment,
                 8.38%, 07/15/33...........         858,956
   1,910,000   Time Warner, Inc.,
                 7.57%, 02/01/24...........       2,088,625
   2,760,000   Time Warner, Inc.,
                 6.95%, 01/15/28...........       2,867,668
     280,000   Time Warner, Inc.,
                 7.63%, 04/15/31...........         312,746
                                             --------------
                                                 30,617,938
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 0.0%
     145,000   SunGard Data Systems,
                 Inc. -- 144A,
                 9.13%, 08/15/13...........         150,800
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
     915,000   K Hovnanian Enterprises,
                 Inc.,
                 6.25%, 01/15/15...........         865,688
     765,000   K Hovnanian Enterprises,
                 Inc.,
                 6.25%, 01/15/16...........         713,612
     335,000   Lennar Corp. -- Series B,
                 5.60%, 05/31/15...........         324,031

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES
                 (CONTINUED)
$    280,000   Pulte Homes, Inc.,
                 5.20%, 02/15/15...........  $      263,874
     425,000   Pulte Homes, Inc.,
                 6.00%, 02/15/35...........         378,432
                                             --------------
                                                  2,545,637
                                             --------------
               CONTAINERS AND PACKAGING -- 0.0%
     370,000   Crown Americas,
                 Inc. -- 144A,
                 7.75%, 11/15/15...........         384,800
     490,000   Owens-Brockway Glass
                 Container, Inc.,
                 6.75%, 12/01/14...........         477,750
                                             --------------
                                                    862,550
                                             --------------
               ELECTRONICS -- 0.0%
     200,000   L-3 Communications Corp. --
                 144A,
                 6.38%, 10/15/15...........         200,500
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.0%
     225,000   United Rentals North
                 America, Inc.,
                 6.50%, 02/15/12(d)........         220,219
                                             --------------
               FINANCIAL SERVICES -- 6.2%
     390,000   American Real Estate
                 Partners, LP/Financing,
                 8.13%, 06/01/12...........         406,575
     225,000   American Real Estate
                 Partners,
                 LP/Financing -- 144A,
                 7.13%, 02/15/13...........         226,125
      25,000   BCP US Crystal Holdings
                 Corp.,
                 9.63%, 06/15/14...........          27,938
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08...........       8,815,044
  14,330,000   Citigroup, Inc.,
                 3.63%, 02/09/09...........      13,806,095
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09...........         851,162
   8,000,000   Citigroup, Inc.,
                 4.13%, 02/22/10...........       7,779,320
     900,000   Citigroup, Inc.,
                 5.85%, 12/11/34...........         940,625
   8,225,000   Eksportfinans ASA, Series
                 MTN (Norway),
                 3.38%, 01/15/08...........       8,024,507
  22,305,000   General Electric Capital
                 Corp.,
                 5.00%, 11/15/11...........      22,355,030
   1,220,000   General Electric Capital
                 Corp.,
                 6.50%, 09/28/15(r)........         822,913
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07...........       2,061,374
   9,875,000   General Electric Capital
                 Corp., Series MTNA,
                 4.13%, 09/01/09...........       9,621,114

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$ 22,250,000   General Electric Capital
                 Corp., Series MTNA,
                 Variable Rate,
                 3.45%, 01/15/08(a)........  $   22,091,402
     450,000   HSBC Finance Corp.,
                 7.20%, 07/15/06...........         455,390
   2,925,000   HSBC Finance Corp.,
                 6.50%, 11/15/08...........       3,046,244
  10,450,000   Morgan Stanley,
                 5.05%, 01/21/11...........      10,464,630
     425,000   Morgan Stanley,
                 6.75%, 04/15/11...........         458,033
     350,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 2.63%, 01/30/07...........         342,018
   4,000,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 3.50%, 07/31/07...........       3,920,588
     355,000   Nationwide Building
                 Society -- 144A (United
                 Kingdom),
                 4.25%, 02/01/10...........         346,244
   1,600,000   Prudential Financial, Inc.,
                 Series MTNC,
                 5.40%, 06/13/35...........       1,537,331
     545,000   SLM Student Loan Trust,
                 Series MTN,
                 3.63%, 03/17/08...........         531,555
   1,000,000   The Bear Stearns Companies,
                 Inc., Series MTNB,
                 4.55%, 06/23/10...........         982,257
   2,475,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08...........       2,428,220
   1,955,000   USAA Capital Corp., Series
                 MTNB,
                 4.00%, 12/10/07...........       1,924,766
                                             --------------
                                                124,266,500
                                             --------------
               FOOD AND BEVERAGE -- 0.0%
     285,000   Smithfield Foods, Inc,
                 7.00%, 08/01/11...........         292,125
                                             --------------
               FUNERAL SERVICES -- 0.0%
     515,000   Service Corp. International,
                 7.70%, 04/15/09...........         543,325
                                             --------------
               INSURANCE -- 0.8%
   2,775,000   Allstate Financial Global
                 Funding -- 144A,
                 6.15%, 02/01/06(e)........       2,778,114
   1,775,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08...........       1,728,122
   2,000,000   Berkshire Hathaway Finance
                 Corp.,
                 3.40%, 07/02/07...........       1,958,060

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  2,850,000   Berkshire Hathaway Finance
                 Corp.,
                 3.38%, 10/15/08...........  $    2,747,853
   2,815,000   Berkshire Hathaway Finance
                 Corp.,
                 4.13%, 01/15/10...........       2,737,937
   2,085,000   Liberty Mutual
                 Group -- 144A,
                 6.50%, 03/15/35...........       2,040,731
   1,280,000   MetLife, Inc.,
                 5.70%, 06/15/35...........       1,289,321
   1,145,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08...........       1,111,978
                                             --------------
                                                 16,392,116
                                             --------------
               LEISURE AND RECREATION -- 0.1%
     290,000   K2, Inc.,
                 7.38%, 07/01/14...........         290,000
     450,000   Mashantucket West Pequot --
                 144A,
                 5.91%, 09/01/21...........         450,757
   1,235,000   MGM MIRAGE,
                 6.00%, 10/01/09...........       1,233,455
     325,000   Mohegan Tribal Gaming
                 Authority,
                 6.13%, 02/15/13...........         320,938
     185,000   Wynn Las Vegas LLC/Capital
                 Corp.,
                 6.63%, 12/01/14...........         180,838
                                             --------------
                                                  2,475,988
                                             --------------
               MANUFACTURING -- 0.3%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11...........         444,518
   1,575,000   Tyco International Group SA
                 (Luxembourg),
                 6.38%, 10/15/11...........       1,637,756
   2,980,000   Tyco International Group SA
                 (Luxembourg),
                 6.00%, 11/15/13...........       3,048,770
   1,615,000   Tyco International Group SA
                 (Luxembourg),
                 7.00%, 06/15/28...........       1,781,860
                                             --------------
                                                  6,912,904
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.2%
     825,000   HCA, Inc.,
                 5.50%, 12/01/09...........         818,925
     465,000   Omnicare, Inc.,
                 6.88%, 12/15/15...........         474,300
   2,075,000   WellPoint, Inc.,
                 6.38%, 06/15/06...........       2,088,983
   1,300,000   WellPoint, Inc.,
                 5.95%, 12/15/34...........       1,344,816
                                             --------------
                                                  4,727,024
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               METALS AND MINING -- 0.2%
$     85,000   International Steel Group,
                 6.50%, 04/15/14...........  $       85,425
   1,999,000   Ispat Inland ULC (Canada),
                 9.75%, 04/01/14...........       2,273,863
   1,425,000   Teck Cominco, Ltd. (Canada),
                 6.13%, 10/01/35...........       1,414,036
     145,000   TriMas Corp.,
                 9.88%, 06/15/12...........         120,350
                                             --------------
                                                  3,893,674
                                             --------------
               OIL AND GAS: PIPELINES -- 0.3%
      50,000   ANR Pipeline Company,
                 9.63%, 11/01/21...........          61,333
      10,000   ANR Pipeline Company,
                 7.38%, 02/15/24...........          10,331
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14...........       1,394,951
   1,020,000   Dynegy Holdings, Inc. --
                 144A,
                 10.13%, 07/15/13..........       1,157,700
      15,000   El Paso Corp. -- 144A,
                 7.42%, 02/15/37...........          14,325
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22...........         415,951
      15,000   El Paso Natural Gas,
                 8.38%, 06/15/32...........          17,017
      25,000   El Paso Natural Gas, Series
                 A,
                 7.63%, 08/01/10...........          26,414
     910,000   Northwest Pipeline Corp.,
                 8.13%, 03/01/10...........         969,150
      60,000   Targa Resources,
                 Inc. -- 144A,
                 8.50%, 11/01/13...........          61,800
     935,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12...........       1,075,250
     480,000   Williams Companies, Inc.,
                 7.63%, 07/15/19...........         517,200
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31...........         238,500
                                             --------------
                                                  5,959,922
                                             --------------
               OIL, COAL AND GAS -- 0.6%
   1,150,000   Amerada Hess Corp.,
                 7.13%, 03/15/33...........       1,309,576
     300,000   Chesapeake Energy Corp.,
                 7.50%, 06/15/14...........         319,500
     705,000   Chesapeake Energy Corp.,
                 6.25%, 01/15/18...........         694,425
     275,000   Chesapeake Energy Corp. --
                 144A,
                 6.88%, 11/15/20...........         279,813
     270,000   Colorado Interstate Gas
                 Company -- 144A,
                 6.80%, 11/15/15...........         277,229

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
$  1,600,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31...........  $    2,039,491
     700,000   EnCana Corp. (Canada),
                 6.50%, 08/15/34...........         784,837
   2,600,000   Enterprise Products
                 Operating LP,
                 4.95%, 06/01/10...........       2,552,047
   1,225,000   Enterprise Products
                 Operating LP, Series B,
                 4.00%, 10/15/07...........       1,199,908
     200,000   KCS Energy, Inc.,
                 7.13%, 04/01/12...........         200,500
   1,790,000   Petro-Canada (Canada),
                 5.95%, 05/15/35...........       1,822,157
     200,000   Suncor Energy, Inc.
                 (Canada),
                 5.95%, 12/01/34...........         212,309
                                             --------------
                                                 11,691,792
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.0%
     400,000   Catalyst Paper Corp., Series
                 D (Canada),
                 8.63%, 06/15/11...........         384,000
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 0.2%
     170,000   Bio-Rad Laboratories, Inc.,
                 7.50%, 08/15/13...........         181,050
     530,000   Bio-Rad Laboratories, Inc.,
                 6.13%, 12/15/14...........         526,025
   1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97...........       1,254,441
   2,675,000   Wyeth -- 144A,
                 6.00%, 02/15/36...........       2,764,399
                                             --------------
                                                  4,725,915
                                             --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES AND AUTOMOTIVE EQUIPMENT -- 2.4%
  16,200,000   Daimler Chrysler Auto Trust,
                 Series 2005-B, Class A3,
                 4.04%, 09/08/09...........      16,029,247
  20,900,000   Ford Credit Auto Owner
                 Trust, Series 2005-A,
                 Class A3,
                 3.48%, 11/15/08...........      20,648,870
  13,200,000   Ford Credit Auto Owner
                 Trust, Series 2005-B,
                 Class A3,
                 4.17%, 01/15/09...........      13,104,053
                                             --------------
                                                 49,782,170
                                             --------------
               PRIVATE ASSET BACKED: BANKS -- 0.2%
   4,536,973   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19...........       4,467,503
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: CREDIT CARDS -- 3.2%
$ 14,000,000   American Express Credit
                 Account Master Trust,
                 Series 2005-3, Class A,
                 Floating Rate,
                 4.37%, 01/18/11(c)........  $   14,008,070
  12,075,000   Chase Issuance Trust, Series
                 2004-A9, Class A9,
                 3.22%, 06/15/10...........      11,757,611
  14,950,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A1, Class A1,
                 2.55%, 01/20/09...........      14,610,603
  14,850,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A4, Class A4,
                 3.20%, 08/24/09...........      14,476,525
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10...........      10,985,902
                                             --------------
                                                 65,838,711
                                             --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 3.8%
   2,805,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2004-GG1, Class A4,
                 4.76%, 06/10/36...........       2,768,086
  11,200,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2005-GG3, Class A3,
                 4.57%, 08/10/42...........      10,889,946
   3,058,304   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30...........       3,130,837
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class
                 A2,
                 6.53%, 03/15/31...........       3,093,042
  14,918,264   SLM Student Loan Trust,
                 Series 2004-9, Class A2,
                 Floating Rate,
                 4.22%, 10/25/12(b)........      14,898,198
  14,603,294   SLM Student Loan Trust,
                 Series 2005-5, Class A1,
                 Floating Rate,
                 4.20%, 01/25/18(b)........      14,606,038
  14,200,000   SLM Student Loan Trust,
                 Series 2005-6, Class A5B,
                 Floating Rate,
                 4.21%, 07/27/26(b)........      14,209,040
  14,030,000   Washington Mutual Asset
                 Securities Corp., -- 144A
                 Series 2005-C1A, Class A2,
                 5.15%, 05/25/36...........      14,029,682
                                             --------------
                                                 77,624,869
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 12.1%
$  9,300,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2001-1, Class A2,
                 6.50%, 04/15/36...........  $    9,818,087
  16,715,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2002-2, Class A3,
                 5.12%, 07/11/43...........      16,756,578
  11,170,000   Banc of America Commercial
                 Mortgage, Inc., Series
                 2002-PB2, Class A4,
                 6.19%, 06/11/35...........      11,761,669
   1,387,976   Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2001, Class A1,
                 6.08%, 02/15/35...........       1,407,325
   2,545,000   Bear Stearns Commercial
                 Mortgage Securities, Inc.,
                 Series 2005-PWR8, Class
                 A4,
                 4.67%, 06/11/41...........       2,451,958
   3,475,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32...........       3,769,738
   9,052,257   Commercial Mortgage
                 Acceptance Corp., Series
                 1998-C2, Class A2,
                 6.03%, 09/15/30...........       9,201,449
   7,655,379   Countrywide Asset-Backed
                 Certificates, Series
                 2004-13, Class AV4,
                 Floating Rate,
                 4.67%, 06/25/35(c)........       7,664,403
  13,414,562   Countrywide Asset-Backed
                 Certificates, Series
                 2005-12, Class 2A1,
                 Floating Rate,
                 4.49%, 02/25/36(c)........      13,423,362
  14,900,000   Countrywide Asset-Backed
                 Certificates, Series
                 2005-BC5, Class 3A1,
                 Floating Rate,
                 4.48%, 01/25/36(c)........      14,899,702
  19,025,000   Countrywide Asset-Backed
                 Certificates, Series
                 2005-IM3, Class A1,
                 Floating Rate,
                 4.49%, 03/25/36(c)........      19,021,575
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33...........       5,267,961
  10,380,000   GE Capital Commercial
                 Mortgage Corp., Series
                 2002-1A, Class A3,
                 6.27%, 12/10/35...........      11,001,525
  11,875,000   GE Capital Commercial
                 Mortgage Corp., Series
                 2002-2A, Class A3,
                 5.35%, 08/11/36...........      12,039,658
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33...........       6,490,206

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  6,980,046   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C3, Class A2,
                 7.18%, 08/15/36...........  $    7,401,058
   8,700,000   GS Mortgage Securities Corp.
                 II, Series 2005-GG4, Class
                 A4A,
                 4.75%, 07/10/39...........       8,447,160
  10,490,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-C1, Class A3,
                 5.86%, 10/12/35...........      10,862,454
   6,650,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class
                 A3,
                 6.43%, 04/15/35...........       7,045,295
   9,475,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class
                 A3,
                 6.26%, 03/15/33...........       9,969,135
   9,350,000   JPMorgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2005-CB12, Class
                 A4,
                 4.90%, 09/12/37...........       9,164,226
   7,425,000   LB Commercial Conduit
                 Mortgage Trust, Series
                 1998-C4, Class A1B,
                 6.21%, 10/15/35...........       7,641,102
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 05/15/25...........       7,594,180
   6,830,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C4,
                 Class A2,
                 7.37%, 08/15/26...........       7,419,653
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27...........       7,225,849
   9,100,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A4,
                 4.51%, 12/15/29...........       8,837,336
   9,099,504   Salomon Brothers Mortgage
                 Securities VII, Series
                 2001-C2, Class A3,
                 6.50%, 10/13/11...........       9,698,288
                                             --------------
                                                246,280,932
                                             --------------
               PRIVATE ASSET BACKED: OTHER -- 0.2%
   5,435,464   Structured Asset Securities
                 Corp. -- 144A, Series
                 2003-AL2, Class A,
                 3.36%, 01/25/31...........       4,949,787
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: UTILITIES -- 0.4%
$  8,000,000   Peco Energy Transition
                 Trust, Series 2000-A,
                 Class A4,
                 7.65%, 03/01/10...........  $    8,738,575
                                             --------------
               REAL ESTATE -- 0.1%
   1,252,000   EOP Operating LP,
                 7.50%, 04/19/29...........       1,414,913
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11...........         974,678
     725,000   Rouse Company,
                 3.63%, 03/15/09...........         677,665
   4,135,000   Rouse Company,
                 5.38%, 11/26/13...........       3,931,207
                                             --------------
                                                  5,583,550
                                             --------------
               RETAIL -- 0.1%
     430,000   Federated Department Stores,
                 Inc.,
                 6.79%, 07/15/27...........         453,328
     395,000   May Department Stores
                 Company,
                 6.65%, 07/15/24...........         416,424
     495,000   May Department Stores
                 Company,
                 7.88%, 03/01/30...........         592,075
     295,000   May Department Stores
                 Company,
                 6.70%, 07/15/34...........         315,234
     430,000   Movie Gallery,
                 11.00%, 05/01/12..........         337,550
                                             --------------
                                                  2,114,611
                                             --------------
               RETAIL: SUPERMARKETS -- 0.0%
     770,000   Delhaize America, Inc.,
                 9.00%, 04/15/31...........         909,076
                                             --------------
               SEMICONDUCTORS -- 0.0%
     245,000   Freescale Semiconductor,
                 Inc., Floating Rate,
                 6.90%, 07/15/09(b)........         252,963
     700,000   MagnaChip Semiconductor,
                 Ltd., Floating Rate,
                 7.74%, 12/15/11(b)........         714,000
                                             --------------
                                                    966,963
                                             --------------
               SPECIAL PURPOSE ENTITY -- 0.4%
     355,222   AES Ironwood LLC,
                 8.86%, 11/30/25...........         394,296
   2,150,000   Atlantic Marine,
                 Inc. -- 144A,
                 5.34%, 12/01/50...........       2,086,081
   2,875,000   Belvoir Land LLC -- 144A,
                 5.40%, 12/15/47...........       2,794,241

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               SPECIAL PURPOSE ENTITY (CONTINUED)
$  1,000,000   California Preferred Fund
                 Trust, 7.00%, perpetual...  $    1,034,370
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09...........       1,554,509
                                             --------------
                                                  7,863,497
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 0.9%
     625,000   America Movil SA de CV
                 (Mexico),
                 6.38%, 03/01/35...........         619,563
     810,000   Cincinnati Bell, Inc.,
                 7.25%, 07/15/13...........         846,450
     290,000   France Telecom (France),
                 8.50%, 03/01/31...........         388,112
     405,000   Intelsat Bermuda,
                 Ltd. -- 144A (Bermuda),
                 Floating Rate,
                 8.70%, 01/15/12(i)........         413,606
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29...........       2,624,570
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29...........       1,092,891
     860,000   Qwest Corp.,
                 7.88%, 09/01/11...........         930,950
     400,000   Qwest Corp.,
                 8.88%, 03/15/12...........         453,000
     675,000   Qwest Corp. -- 144A,
                 Floating Rate,
                 7.74%, 06/15/13(b)........         731,531
      50,000   Rogers Wireless, Inc.
                 (Canada),
                 7.25%, 12/15/12...........          52,813
     990,000   Rogers Wireless, Inc.
                 (Canada),
                 7.50%, 03/15/15...........       1,074,150
   1,015,000   SBC Communications, Inc.,
                 6.45%, 06/15/34...........       1,059,688
     190,000   SBC Communications, Inc.,
                 6.15%, 09/15/34...........         191,491
   1,660,000   Sprint Capital Corp.,
                 8.75%, 03/15/32...........       2,209,624
   1,105,000   Telecom Italia Capital
                 (Luxembourg),
                 6.00%, 09/30/34...........       1,068,070
     850,000   Telefonica Europe BV (the
                 Netherlands),
                 7.75%, 09/15/10...........         931,685
     215,000   Verizon Maryland, Inc.,
                 Series B,
                 5.13%, 06/15/33...........         181,194
   1,470,000   Vodafone Group PLC (United
                 Kingdom),
                 5.00%, 12/16/13...........       1,446,232

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$  2,225,000   Vodafone Group PLC (United
                 Kingdom),
                 5.00%, 09/15/15...........  $    2,171,275
     890,000   Wind Acquisition Finance
                 SA -- 144A (Luxembourg),
                 10.75%, 12/01/15..........         923,375
                                             --------------
                                                 19,410,270
                                             --------------
               TRANSPORTATION -- 0.1%
     375,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36...........         462,020
     765,000   Canadian National Railway
                 Company (Canada),
                 6.90%, 07/15/28...........         913,389
     265,000   OMI Corp. (Marshall
                 Islands),
                 7.63%, 12/01/13...........         269,969
     560,000   Overseas Shipholding Group,
                 7.50%, 02/15/24...........         557,200
                                             --------------
                                                  2,202,578
                                             --------------
               UTILITIES -- 0.8%
   2,735,000   Centerpoint Energy, Inc.,
                 Series B,
                 7.25%, 09/01/10...........       2,936,845
     375,000   Dominion Resources, Inc.,
                 5.95%, 06/15/35...........         367,284
     591,847   Elwood Energy LLC,
                 8.16%, 07/05/26...........         639,847
     275,000   FirstEnergy Corp., Series C,
                 7.38%, 11/15/31...........         325,512
   1,000,000   Florida Power & Light,
                 5.63%, 04/01/34...........       1,011,825
     131,600   Homer City Funding LLC,
                 8.14%, 10/01/19...........         145,418
      84,091   Homer City Funding LLC,
                 8.73%, 10/01/26...........          98,386
     195,000   Midwest Generation LLC,
                 8.75%, 05/01/34...........         215,719
     610,264   Midwest Generation LLC,
                 Series B,
                 8.56%, 01/02/16...........         664,044
     570,000   Mirant North America
                 LLC -- 144A,
                 7.38%, 12/31/13...........         579,263
     350,000   NorthWestern Corp.,
                 5.88%, 11/01/14...........         352,408
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10..........         533,450
   1,940,000   Progress Energy, Inc.,
                 7.75%, 03/01/31...........       2,334,214
      55,000   Reliant Energy, Inc.,
                 9.25%, 07/15/10...........          55,275
     825,000   Reliant Energy, Inc.,
                 6.75%, 12/15/14...........         723,938

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES (CONTINUED)
$    300,000   SP PowerAssets, Ltd. -- 144A
                 (Singapore),
                 5.00%, 10/22/13...........  $      300,246
     493,338   Tenaska Alabama II Partners,
                 LP -- 144A,
                 7.00%, 06/30/21...........         498,782
   5,325,000   TXU Corp., Series O,
                 4.80%, 11/15/09...........       5,148,592
                                             --------------
                                                 16,931,048
                                             --------------
               TOTAL CORPORATE BONDS AND NOTES
               (Cost $845,653,202).........     830,613,856
                                             --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 2.2%
   9,700,000   AID-Israel (Israel),
                 5.50%, 09/18/23...........      10,477,571
   2,275,000   Bundesrepublic Deutschland,
                 Series 03 (Germany),
                 4.75%, 07/04/34(o)........       3,246,718
   9,300,000   Bundesrepublic Deutschland,
                 Series 05 (Germany),
                 4.00%, 01/04/37(o)........      11,878,617
   8,335,000   Mexican Fixed Rate Bonds,
                 Series M (Mexico),
                 9.00%, 12/22/11(q)........         818,135
  29,265,000   Mexican Fixed Rate Bonds,
                 Series MI10 (Mexico),
                 8.00%, 12/19/13(q)........       2,717,730
   8,295,000   Mexican Fixed Rate Bonds,
                 Series MI10 (Mexico),
                 9.50%, 12/18/14(q)........         840,851
   2,930,000   Province of Manitoba
                 (Canada),
                 6.38%, 09/01/15(r)........       1,984,945
   5,790,000   Province of Ontario, Series
                 GMTN (Canada),
                 6.25%, 06/16/15(r)........       3,914,710
   2,050,000   Quebec Province (Canada),
                 6.75%, 11/09/15(r)........       1,414,261
   4,045,000   United Mexican States
                 (Mexico),
                 8.13%, 12/30/19...........       4,975,350
   2,385,000   United Mexican States,
                 Series MTNA (Mexico),
                 8.00%, 09/24/22...........       2,948,456
                                             --------------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (Cost $43,308,693)..........      45,217,344
                                             --------------
               SHORT TERM CORPORATE NOTES -- 0.6%
   4,760,000   BellSouth Corp. -- 144A,
                 Variable Rate,
                 4.26%, 04/26/06(a)........       4,767,019
   7,750,000   SBC Communications,
                 Inc. -- 144A,
                 4.39%, 06/05/06...........       7,761,857
                                             --------------
               TOTAL SHORT TERM CORPORATE NOTES
               (Cost $12,528,876)..........      12,528,876
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITIES -- 7.4%
               FANNIE MAE -- 3.7%
$ 75,000,000   4.17%, 01/03/06.............  $   74,973,938
                                             --------------
               FREDDIE MAC -- 3.7%
  76,600,000   3.50%, 01/03/06.............      76,577,658
                                             --------------
               TOTAL SHORT TERM US GOVERNMENT AGENCY
                 SECURITIES
               (Cost $151,551,596).........     151,551,596
                                             --------------
               SECURITIES LENDING COLLATERAL -- 10.1%
 208,030,600   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $208,030,600).......     208,030,600
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,667,687,695).....   2,650,242,346
                                             --------------
               REPURCHASE AGREEMENTS -- 1.0%
  20,000,000   With Investors Bank and
                 Trust, dated 12/30/05,
                 3.82%, due 01/03/06,
                 repurchase proceeds at
                 maturity $20,008,489
                 (Collateralized by Freddie
                 Mac, 4.97%,
                 due 12/15/32, with a value
                 of $21,000,000) (Cost
                 $20,000,000)..............      20,000,000
                                             --------------
               TOTAL INVESTMENTS BEFORE
                 CALL OPTIONS WRITTEN, PUT
                 OPTIONS WRITTEN AND
                 SECURITIES SOLD SHORT --
                 130.0%
                 (Cost $2,687,687,695).....   2,670,242,346
                                             --------------
 CONTRACTS
 ---------
               CALL OPTIONS WRITTEN -- (0.0)%
        (172)  US Treasury Note (10 Year)
                 March Future, Expiring
                 March 2006 @ 111,
                 6.00%, 02/24/06
                 (Premium $98,503).........         (43,000)
                                             --------------
               PUT OPTIONS WRITTEN -- (0.0)%
        (172)  US Treasury Note (10 Year)
                 March Future, Expiring
                 March 2006 @ 107,
                 6.00%, 02/24/06
                 (Premium $87,812).........         (26,875)
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES SOLD SHORT -- (8.1)%
$ (7,000,000)  Fannie Mae, TBA,
                 5.50%, 01/12/06...........  $   (7,181,566)
 (46,300,000)  Fannie Mae, TBA,
                 6.00%, 01/12/06...........     (45,851,446)
 (23,600,000)  Fannie Mae, TBA,
                 6.00%, 01/12/06...........     (22,869,863)
 (10,200,000)  Fannie Mae, TBA,
                 6.50%, 01/12/06...........     (10,295,625)
  (4,300,000)  Freddie Mac Gold, TBA,
                 6.00%, 01/12/06...........      (4,343,000)
 (68,200,000)  Freddie Mac Gold, TBA,
                 4.50%, 01/18/06...........     (67,518,000)
  (6,600,000)  Freddie Mac Gold, TBA,
                 5.00%, 01/18/06...........      (6,422,625)
  (2,600,000)  Government National Mortgage
                 Association, TBA,
                 6.00%, 01/23/06...........      (2,660,939)
                                             --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $166,575,457)...    (167,143,064)
                                             --------------
               Total Investments net of
                 Call Options Written,
                 Put Options Written and
                 Securities Sold
                 Short -- 121.9%
                 (Cost $2,520,925,923).....   2,503,029,407
               Liabilities less other
                 assets -- (21.9)%.........    (450,136,372)
                                             --------------
               NET ASSETS -- 100.0%........  $2,052,893,035
                                             ==============

    The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $2,521,104,118.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $  8,628,825
    Gross unrealized depreciation..........   (26,703,536)
                                             ------------
    Net unrealized depreciation............  $(18,074,711)
                                             ============

---------------

    See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 29.1%
              US TREASURY BONDS -- 1.9%
$   250,000   8.00%, 11/15/21................  $    344,502
    550,000   6.13%, 11/15/27(2).............       663,868
    270,000   5.38%, 02/15/31................       303,370
                                               ------------
                                                  1,311,740
                                               ------------
              US TREASURY INFLATION INDEX -- 4.4%
    262,840   0.88%, 04/15/10................       249,955
    855,342   1.63%, 01/15/15................       824,302
    737,266   1.88%, 07/15/15................       725,286
  1,056,650   2.38%, 01/15/25................     1,110,887
    109,041   3.88%, 04/15/29................       147,172
                                               ------------
                                                  3,057,602
                                               ------------
              US TREASURY NOTES -- 22.0%
    130,000   4.00%, 08/31/07................       129,177
  3,380,000   3.38%, 02/15/08................     3,311,477
  3,950,000   3.75%, 05/15/08................     3,895,071
  4,010,000   3.88%, 05/15/10................     3,935,286
  4,000,000   4.50%, 11/15/10................     4,022,816
    120,000   3.88%, 02/15/13................       116,349
     20,000   4.50%, 11/15/15................        20,170
                                               ------------
                                                 15,430,346
                                               ------------
              US TREASURY STRIPS -- 0.8%
  1,310,000   Zero coupon, 11/15/27..........       481,434
    270,000   Zero coupon, 05/15/30..........        89,345
                                               ------------
                                                    570,779
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $20,415,212)...........    20,370,467
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 37.3%
              FANNIE MAE -- 26.7%
    400,000   Floating Rate,
                4.38%, 09/22/06(b)...........       399,990
    622,205   PL# 735809, Variable Rate,
                4.52%, 08/01/35(a)...........       614,839
     72,970   PL# 801516, Variable Rate,
                4.72%, 08/01/34(a)...........        72,457
    154,748   PL# 810896, Variable Rate,
                4.88%, 01/01/35(a)...........       154,831
    363,041   PL# 821150, Variable Rate,
                4.59%, 04/01/35(a)...........       358,531
    800,000   TBA,
                5.00%, 01/01/21..............       791,500
    500,000   TBA,
                5.50%, 01/01/21..............       503,125
    300,000   TBA,
                4.50%, 01/01/36..............       282,563
  9,200,000   TBA,
                5.00%, 01/01/36..............     8,915,370

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 4,200,000   TBA,
                5.50%, 01/01/36..............  $  4,159,310
  2,400,000   TBA,
                6.00%, 01/01/36..............     2,422,500
                                               ------------
                                                 18,675,016
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
     80,000   4.25%, 07/29/08................        79,109
                                               ------------
              FREDDIE MAC -- 1.6%
    430,000   4.38%, 11/16/07................       427,333
    720,000   4.75%, 01/18/11................       720,425
                                               ------------
                                                  1,147,758
                                               ------------
              FREDDIE MAC GOLD -- 0.8%
    300,000   TBA,
                5.00%, 01/01/21..............       297,000
    300,000   TBA,
                5.00%, 01/01/36..............       290,438
                                               ------------
                                                    587,438
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 7.3%
  1,997,553   PL# 644631,
                5.00%, 09/15/35..............     1,973,208
  2,590,000   TBA,
                5.00%, 01/01/36..............     2,556,006
    600,000   TBA,
                5.50%, 01/01/36..............       603,750
                                               ------------
                                                  5,132,964
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.8%
    470,000   5.88%, 04/01/36................       535,959
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $26,006,139).................    26,158,244
                                               ------------
              CORPORATE BONDS AND NOTES -- 41.0%
              AUTOMOBILE: RENTAL -- 0.0%
     15,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............        15,356
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.8%
    160,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       155,847
    200,000   Ford Motor Company,
                7.45%, 07/16/31..............       137,000
    440,000   General Motors Corp.,
                8.25%, 07/15/23..............       284,900
                                               ------------
                                                    577,747
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS -- 1.0%
$    90,000   Bank of America Corp.,
                3.88%, 01/15/08..............  $     88,393
    140,000   Bank of America Corp.,
                4.50%, 08/01/10..............       137,717
     10,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(a)..........         9,923
     20,000   Rabobank Capital Funding Trust
                III -- 144A,
                Variable Rate,
                5.25%, perpetual(a)..........        19,650
    240,000   Wachovia Corp.,
                5.25%, 08/01/14..............       240,730
    230,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       224,117
                                               ------------
                                                    720,530
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.5%
     10,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............         9,868
    290,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       277,967
     50,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        45,296
    170,000   Comcast Corp.,
                6.50%, 01/15/15..............       179,970
     80,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............        77,145
    100,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       105,871
     50,000   Time Warner Entertainment,
                8.38%, 07/15/33..............        59,238
    160,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       170,536
    140,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       157,926
                                               ------------
                                                  1,083,817
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.7%
    180,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       197,263
    270,000   Eastman Kodak Company,
                Series MTNA,
                6.38%, 06/15/06..............       271,630
                                               ------------
                                                    468,893
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    120,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       128,022
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 5.8%
$    90,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............  $     88,935
    250,000   Citigroup, Inc.,
                4.13%, 02/22/10..............       243,104
    340,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       330,359
     50,000   Credit Suisse First Boston USA,
                Inc.,
                4.88%, 08/15/10..............        49,667
    790,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............       701,199
    250,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       247,212
     70,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............        64,913
    350,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       311,622
     30,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............        27,154
    600,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                5.05%, 01/16/07(b)...........       570,224
    250,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       248,471
    220,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       218,158
    130,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       128,399
    310,000   Lehman Brothers E-Capital Trust
                I -- 144A, Floating Rate,
                5.15%, 08/19/65(b)...........       311,146
    130,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       127,909
     80,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............        78,402
    200,000   Morgan Stanley,
                3.63%, 04/01/08..............       194,946
    130,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       127,169
                                               ------------
                                                  4,068,989
                                               ------------
              FOOD AND BEVERAGE -- 0.3%
    140,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       140,044
     60,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............        61,636
                                               ------------
                                                    201,680
                                               ------------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE -- 0.0%
$    30,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13..............  $     29,894
                                               ------------
              LEISURE AND RECREATION -- 0.0%
     10,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............         9,950
                                               ------------
              MANUFACTURING -- 0.5%
    120,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       124,781
    240,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       245,539
                                               ------------
                                                    370,320
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.3%
    160,000   HCA, Inc.,
                6.75%, 07/15/13..............       165,774
     20,000   HCA, Inc.,
                5.75%, 03/15/14..............        19,494
                                               ------------
                                                    185,268
                                               ------------
              OIL AND GAS: PIPELINES -- 0.6%
     50,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        50,125
    100,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............       100,750
    110,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       124,788
    170,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       176,800
                                               ------------
                                                    452,463
                                               ------------
              OIL, COAL AND GAS -- 2.2%
    110,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       127,699
    100,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       122,947
    150,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       144,190
    150,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       147,004
    230,000   Conoco, Inc.,
                6.95%, 04/15/29..............       278,459
     50,000   Devon Energy Corp.,
                7.95%, 04/15/32..............        64,688
    310,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       369,412
    120,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       133,620

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$    20,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............  $     22,575
    120,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       127,365
                                               ------------
                                                  1,537,959
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
     25,000   International Paper Company,
                5.50%, 01/15/14..............        24,610
    210,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       223,174
                                               ------------
                                                    247,784
                                               ------------
              PRINTING AND PUBLISHING -- 0.0%
     10,000   Reader's Digest Association,
                Inc.,
                6.50%, 03/01/11..............         9,825
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 1.7%
    587,197   Washington Mutual Bank,
                Series 2005-AR13, Class A1A1,
                Floating Rate,
                4.67%, 10/25/45(c)...........       586,443
    593,498   Washington Mutual Bank, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                4.66%, 11/25/45(c)...........       592,454
                                               ------------
                                                  1,178,897
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.5%
    578,959   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                4.68%, 11/25/35(c)...........       578,670
    329,310   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                4.68%, 12/25/35(c)...........       329,247
    140,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       138,167
                                               ------------
                                                  1,046,084
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 20.9%
    564,841   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                4.62%, 09/25/35(c)...........       565,304
    396,327   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                4.80%, 02/25/35(c)...........       397,399
    417,347   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                4.76%, 04/25/35(c)...........       414,092

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   589,084   American Home Mortgage
                Investment Trust, Series
                2005-4, Class 1A1, Floating
                Rate,
                4.67%, 11/25/45(c)...........  $    587,741
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A4,
                4.67%, 07/10/43..............       385,718
    407,554   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.47%, 02/25/35(c)...........       400,706
    133,270   Chevy Chase Mortgage Funding
                Corp. -- 144A, Series
                2003-2AT, Class A1, Floating
                Rate,
                4.76%, 05/25/34(c)...........       133,553
    615,088   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                5.03%, 08/25/35(c)...........       609,584
    397,845   Countrywide Alternative Loan
                Trust, Series 2005-44, Class
                1A1, Floating Rate,
                4.71%, 10/25/35(c)...........       397,793
    597,915   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                4.70%, 11/20/35(c)...........       599,003
    601,386   Countrywide Alternative Loan
                Trust, Series 2005-J12, Class
                2A1, Floating Rate,
                4.65%, 08/25/35(c)...........       601,309
    477,104   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                4.56%, 02/25/36(c)...........       477,501
    130,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       127,701
    538,903   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                4.60%, 12/15/35(c)...........       539,240
    552,727   Countrywide Home Loans, Series
                2004-23, Class A, Floating
                Rate,
                6.08%, 11/25/34(c)...........       564,279
    562,722   Countrywide Home Loans, Series
                2005-R3, Class AF, Floating
                Rate,
                4.78%, 09/25/35(c)...........       562,722
    528,005   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                4.78%, 12/25/32(c)...........       529,645

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   595,011   GMAC Mortgage Corp. Loan Trust,
                Series 2003-AR2, Class 1A1,
                Floating Rate,
                3.60%, 12/19/33(c)...........  $    589,953
    427,029   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.67%, 03/18/35(c)...........       420,166
    200,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                AABA,
                4.68%, 07/10/39..............       194,933
    306,279   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                4.73%, 10/25/33(c)...........       306,474
    470,342   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                4.64%, 04/25/34(c)...........       471,339
    493,665   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                4.78%, 10/25/34(c)...........       497,398
    439,465   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1, Floating
                Rate,
                4.33%, 07/25/34(c)...........       431,932
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                A5,
                4.74%, 07/15/30..............        97,053
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                AAB,
                4.66%, 07/15/30..............        97,281
    200,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A4,
                4.95%, 09/15/40..............       197,141
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       484,435
    400,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............       386,429
    510,427   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                4.70%, 10/25/28(c)...........       510,743
     31,913   Quest Trust, Series 2003-X3,
                Class A1, Floating Rate,
                4.86%, 02/25/34(c)...........        31,936
    455,731   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............       452,097

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   468,995   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                4.72%, 01/19/34(c)...........  $    469,762
    505,587   Wachovia Mortgage Loan Trust,
                LLC, Series 2005-WMC1, Class
                A1, Floating Rate,
                4.49%, 10/25/35(c)...........       505,935
    555,939   Washington Mutual, Series
                2005-AR8, Class 2A1A,
                Floating Rate,
                4.67%, 07/25/45(c)...........       555,121
                                               ------------
                                                 14,593,418
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     30,000   Ventas Realty LP/Ventas Capital
                Corp. -- 144A,
                6.50%, 06/01/16..............        30,300
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.4%
     70,000   AT&T, Inc.,
                5.10%, 09/15/14..............        68,500
     10,000   Bellsouth Corp.,
                4.75%, 11/15/12..............         9,759
     50,000   Deutsche Telekom International
                Finance BV (the Netherlands),
                5.25%, 07/22/13..............        49,811
    115,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       136,663
    190,000   Qwest Communications
                International, Inc., Floating
                Rate,
                7.84%, 02/15/09(b)...........       193,563
    320,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............       323,209
     90,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............        87,579
    100,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............       111,672
                                               ------------
                                                    980,756
                                               ------------
              TRANSPORTATION -- 0.1%
     10,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............        11,350
     50,000   Union Pacific Corp.,
                5.38%, 05/01/14..............        50,654
                                               ------------
                                                     62,004
                                               ------------
              UTILITIES -- 1.1%
     30,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        29,351
    100,000   Dominion Resources, Inc.,
                5.70%, 09/17/12..............       101,822

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES (CONTINUED)
$    50,000   Duke Energy Corp.,
                6.25%, 01/15/12..............  $     52,763
     90,000   Duke Energy Corp.,
                5.63%, 11/30/12..............        92,447
     70,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............        74,290
    150,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       177,552
    110,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............       116,927
     70,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............        72,696
     70,000   Swepco Capital Trust I,
                Variable Rate,
                5.25%, 10/01/43(a)...........        69,236
                                               ------------
                                                    787,084
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $29,044,704)...........    28,787,040
                                               ------------
  SHARES
  ------
              PREFERRED STOCKS -- 1.0%
              FANNIE MAE
     13,100   Series O, Floating Rate,
                7.00%(b) (Cost $726,838).....       711,985
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.3%
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT
      9,300   General Motors Corp., Series A,
                4.50% (Cost $217,415)........       192,975
                                               ------------
 PRINCIPAL
 ---------
              MUNICIPAL BONDS -- 0.1%
              NEW YORK
$    50,000   Liberty NY Development Corp.,
                Revenue Bond,
                5.25%, 10/01/35 (Cost
                $55,325).....................        56,827
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 4.7%
     60,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............        67,050
     60,000   Federal Republic of Brazil
                (Brazil),
                12.25%, 03/06/30.............        86,700
    230,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       296,758
     61,177   Federal Republic of Brazil
                (Brazil), Series 18YR,
                Floating Rate,
                5.25%, 04/15/12(i)...........        60,566
     13,000   Federal Republic of Brazil
                (Brazil), Series B,
                8.88%, 04/15/24..............        14,528

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   118,202   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(n)...........  $    157,609
    320,000   Queensland Treasury Corp.
                (Australia), Series 11G,
                6.00%, 06/14/11(m)...........       241,746
    240,000   Republic of Colombia
                (Colombia), Floating Rate,
                6.14%, 11/16/15(b)...........       245,400
    110,000   Republic of Colombia
                (Colombia), Floating Rate,
                11.75%, 02/25/20(b)..........       152,625
    160,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       162,800
     50,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............        56,500
     73,800   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........        71,033
    690,000   Russian Federation
                (Russia) -- 144A,
                5.00%, 03/31/30..............       780,651
    110,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       141,625
    610,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............       723,765
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $3,097,717)..................     3,259,356
                                               ------------
              TOTAL SECURITIES (Cost
                $79,563,350).................    79,536,894
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 15.2%
$10,632,489   With Investors Bank and Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $10,637,002
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.04%,
                due 12/01/18, with a value of
                $11,164,113) (Cost
                $10,632,489).................  $ 10,632,489
                                               ------------
              Total Investments -- 128.7%
                (Cost $90,195,839)...........    90,169,383
              Liabilities less other
                assets -- (28.7)%............   (20,096,524)
                                               ------------
              NET ASSETS -- 100.0%...........  $ 70,072,859
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $90,205,290.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 452,415
    Gross unrealized depreciation............   (488,322)
                                               ---------
    Net unrealized depreciation..............  $ (35,907)
                                               =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 64.1%
              AEROSPACE AND DEFENSE -- 1.9%
     30,550   Lockheed Martin Corp. .........  $  1,943,897
     34,471   Northrop Grumman Corp. ........     2,072,051
     49,650   Raytheon Company...............     1,993,448
     25,500   The Boeing Company.............     1,791,120
                                               ------------
                                                  7,800,516
                                               ------------
              AGRICULTURE -- 0.5%
     26,850   Monsanto Company...............     2,081,681
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.8%
      4,000   Abercrombie & Fitch
                Company -- Class A(1)........       260,720
     54,700   Coach, Inc.*...................     1,823,698
     25,400   Nordstrom, Inc. ...............       949,960
      8,900   The Men's Wearhouse, Inc.*.....       262,016
                                               ------------
                                                  3,296,394
                                               ------------
              AUTOMOBILE: RETAIL -- 0.2%
     46,300   AutoNation, Inc.*..............     1,006,099
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.3%
     22,900   Autoliv, Inc. .................     1,040,118
     47,550   Ford Motor Company.............       367,086
                                               ------------
                                                  1,407,204
                                               ------------
              BANKS -- 4.3%
    128,012   Bank of America Corp. .........     5,907,753
      4,900   Bank of Hawaii Corp. ..........       252,546
      6,900   Golden West Financial Corp. ...       455,400
     65,350   North Fork Bancorp, Inc. ......     1,787,976
     21,300   UnionBanCal Corp. .............     1,463,736
     78,682   US Bancorp.....................     2,351,805
     66,153   Wachovia Corp. ................     3,496,848
     30,050   Wells Fargo & Company..........     1,888,042
                                               ------------
                                                 17,604,106
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.6%
     11,900   Clear Channel Communications,
                Inc. ........................       374,255
     50,700   Comcast Corp. -- Class A*(1)...     1,316,172
      5,660   Discovery Holding Company --
                Class A*.....................        85,749
     56,600   Liberty Media Corp. -- Class
                A*...........................       445,442
      4,700   Pixar*.........................       247,784
     13,500   The McGraw-Hill Companies,
                Inc. ........................       697,005
     25,800   The Walt Disney Company........       618,426
    197,690   Time Warner, Inc. .............     3,447,714
      8,100   Tribune Company................       245,106

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
     19,600   Univision Communications,
                Inc. -- Class A*.............  $    576,044
     83,700   Viacom, Inc. -- Class B*.......     2,728,620
                                               ------------
                                                 10,782,317
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.8%
      5,800   Fair Isaac Corp. ..............       256,186
     43,900   First Data Corp. ..............     1,888,139
     19,700   Moody's Corp. .................     1,209,974
                                               ------------
                                                  3,354,299
                                               ------------
              CHEMICALS -- 0.3%
     15,100   EI du Pont de Nemours and
                Company......................       641,750
      9,850   The Dow Chemical Company.......       431,627
                                               ------------
                                                  1,073,377
                                               ------------
              COMMERCIAL SERVICES -- 0.3%
      1,487   CCE Spino, Inc.*(1)............        19,480
     68,750   Cendant Corp. .................     1,185,937
                                               ------------
                                                  1,205,417
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 4.1%
     36,600   Autodesk, Inc. ................     1,571,970
     32,400   Cadence Design Systems,
                Inc.*(1).....................       548,208
     31,700   Computer Sciences Corp.*.......     1,605,288
      8,400   Dell, Inc.*....................       251,916
     15,800   Electronic Data Systems
                Corp. .......................       379,832
    121,987   Hewlett-Packard Company........     3,492,488
     13,700   Ingram Micro, Inc. -- Class
                A*...........................       273,041
     19,450   International Business Machines
                Corp. .......................     1,598,790
    180,350   Microsoft Corp. ...............     4,716,152
     21,450   Oracle Corp.*..................       261,905
     10,200   SanDisk Corp.*.................       640,764
     85,900   Western Digital Corp.*.........     1,598,599
                                               ------------
                                                 16,938,953
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.3%
     12,500   Lafarge North America, Inc. ...       687,750
      5,300   Martin Marietta Materials,
                Inc. ........................       406,616
                                               ------------
                                                  1,094,366
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.2%
     69,650   Altria Group, Inc. ............     5,204,247
     16,900   American Greetings Corp. --
                Class A(1)...................       371,293
     38,750   Colgate-Palmolive Company......     2,125,438
     14,000   Energizer Holdings, Inc.*......       697,060
     55,398   Procter & Gamble Company.......     3,206,436

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
      4,900   United Parcel Service, Inc. --
                Class B......................  $    368,235
     20,485   UST, Inc. .....................       836,403
      3,300   Whirlpool Corp. ...............       276,408
                                               ------------
                                                 13,085,520
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.4%
    287,000   General Electric Company.......    10,059,350
                                               ------------
              ELECTRONICS -- 0.7%
     21,100   Avnet, Inc.*...................       505,134
     24,300   Emerson Electric Company.......     1,815,210
      2,800   Harman International
                Industries, Inc. ............       273,980
      4,750   Rockwell Collins, Inc. ........       220,733
                                               ------------
                                                  2,815,057
                                               ------------
              FINANCIAL SERVICES -- 5.8%
     58,500   AmeriCredit Corp.*.............     1,499,355
        920   Ameriprise Financial, Inc. ....        37,720
     19,500   Ameritrade Holding Corp.*......       468,000
     96,899   Citigroup, Inc. ...............     4,702,508
     20,000   Countrywide Financial Corp. ...       683,800
     29,300   E*TRADE Financial Corp.*.......       611,198
    121,400   JPMorgan Chase & Company.......     4,818,365
     44,800   Merrill Lynch & Company,
                Inc. ........................     3,034,304
     40,300   Morgan Stanley.................     2,286,622
     27,500   Prudential Financial, Inc. ....     2,012,725
     26,000   SLM Corp. .....................     1,432,340
     59,250   Washington Mutual, Inc. .......     2,577,375
                                               ------------
                                                 24,164,312
                                               ------------
              FOOD AND BEVERAGE -- 1.6%
     78,150   Archer-Daniels-Midland
                Company......................     1,927,178
     39,550   Coca-Cola Company..............     1,594,261
     10,450   Hershey Foods Corp. ...........       577,363
     10,000   PepsiAmericas, Inc. ...........       232,600
     15,200   PepsiCo, Inc. .................       898,016
     81,300   Tyson Foods, Inc. -- Class A...     1,390,230
                                               ------------
                                                  6,619,648
                                               ------------
              INSURANCE -- 3.9%
     18,600   Aetna, Inc. ...................     1,754,166
     37,703   American International Group,
                Inc. ........................     2,572,476
     46,000   Genworth Financial, Inc. --
                Class A......................     1,590,680
     19,700   Loews Corp. ...................     1,868,545
     28,800   MBIA, Inc. ....................     1,732,608
     46,200   MetLife, Inc. .................     2,263,800
     11,000   Principal Financial Group,
                Inc. ........................       521,730

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     19,600   The Allstate Corp. ............  $  1,059,772
     35,100   The St. Paul Travelers
                Companies, Inc. .............     1,567,917
     20,500   WR Berkley Corp. ..............       976,210
                                               ------------
                                                 15,907,904
                                               ------------
              INTERNET SERVICES -- 1.3%
    187,350   Cisco Systems, Inc.*...........     3,207,432
      3,750   Google, Inc. -- Class A*.......     1,555,725
     26,817   Symantec Corp.*................       469,298
                                               ------------
                                                  5,232,455
                                               ------------
              LEISURE AND RECREATION -- 0.8%
     23,700   Carnival Corp. (Panama)(1).....     1,267,239
     12,100   Choice Hotels International,
                Inc. ........................       505,296
     35,900   MGM MIRAGE*....................     1,316,453
     18,900   Regal Entertainment Group --
                Class A(1)...................       359,478
                                               ------------
                                                  3,448,466
                                               ------------
              MANUFACTURING -- 0.4%
     14,800   Illinois Tool Works, Inc. .....     1,302,252
      2,850   ITT Industries, Inc. ..........       293,037
                                               ------------
                                                  1,595,289
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 3.5%
      7,350   Guidant Corp. .................       475,913
      7,500   Humana, Inc.*..................       407,475
     95,550   Johnson & Johnson..............     5,742,554
     37,400   McKesson Corp. ................     1,929,466
     55,650   Medtronic, Inc. ...............     3,203,771
     39,800   St Jude Medical, Inc.*.........     1,997,960
      6,700   UnitedHealth Group, Inc. ......       416,338
                                               ------------
                                                 14,173,477
                                               ------------
              METALS AND MINING -- 0.5%
      5,300   Newmont Mining Corp. ..........       283,020
     27,000   Nucor Corp.(1).................     1,801,440
                                               ------------
                                                  2,084,460
                                               ------------
              OIL AND GAS: PIPELINES -- 0.4%
     23,000   Equitable Resources, Inc. .....       843,870
      8,100   Questar Corp. .................       613,170
                                               ------------
                                                  1,457,040
                                               ------------
              OIL, COAL AND GAS -- 5.8%
     21,900   Anadarko Petroleum Corp. ......     2,075,025
     29,814   Apache Corp. ..................     2,042,855
     27,200   Burlington Resources, Inc. ....     2,344,640
     26,000   ChevronTexaco Corp. ...........     1,476,020
     32,426   ConocoPhillips.................     1,886,545

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     34,850   Devon Energy Corp. ............  $  2,179,519
     12,800   EOG Resources, Inc. ...........       939,136
    121,650   Exxon Mobil Corp. .............     6,833,080
     25,100   Helmerich & Payne, Inc. .......     1,553,941
      5,100   Noble Corp. (Cayman Islands)...       359,754
      2,800   Schlumberger, Ltd. (Netherlands
                Antilles)....................       272,020
     22,400   Sunoco, Inc. ..................     1,755,712
      3,800   Transocean, Inc. (Cayman
                Islands)*....................       264,822
                                               ------------
                                                 23,983,069
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 5.1%
     66,400   Abbott Laboratories............     2,618,152
      9,600   Allergan, Inc.(1)..............     1,036,416
     48,300   AmerisourceBergen Corp. .......     1,999,620
     48,934   Amgen, Inc.*...................     3,858,935
      6,300   Genentech, Inc.*...............       582,750
     23,150   Genzyme Corp.*.................     1,638,557
     87,500   Merck & Company, Inc. .........     2,783,375
    239,860   Pfizer, Inc. ..................     5,593,535
     15,600   Wyeth..........................       718,692
                                               ------------
                                                 20,830,032
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.4%
      8,600   Equity Office Properties
                Trust........................       260,838
     32,000   ProLogis.......................     1,495,040
                                               ------------
                                                  1,755,878
                                               ------------
              RETAIL -- 1.9%
     78,700   Circuit City Stores, Inc. .....     1,777,833
     44,300   Dillard's, Inc. -- Class A.....     1,099,526
      8,400   Office Depot, Inc.*............       263,760
     13,172   The Home Depot, Inc. ..........       533,203
     50,600   Walgreen Company(1)............     2,239,556
     36,670   Wal-Mart Stores, Inc. .........     1,716,156
                                               ------------
                                                  7,630,034
                                               ------------
              RETAIL: RESTAURANTS -- 0.7%
     36,350   Darden Restaurants, Inc. ......     1,413,288
     28,800   YUM! Brands, Inc. .............     1,350,144
                                               ------------
                                                  2,763,432
                                               ------------
              RETAIL: SUPERMARKETS -- 0.4%
     84,400   The Kroger Company*............     1,593,472
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.5%
     56,900   Agilent Technologies, Inc.*....     1,894,201
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 2.6%
     50,639   Freescale Semiconductor,
                Inc. -- Class B*.............  $  1,274,584
    203,950   Intel Corp. ...................     5,090,591
    106,100   Micron Technology, Inc.*(1)....     1,412,191
     86,850   Texas Instruments, Inc. .......     2,785,280
                                               ------------
                                                 10,562,646
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.6%
    116,000   AT&T, Inc. ....................     2,840,839
     45,700   BellSouth Corp. ...............     1,238,470
     47,350   CenturyTel, Inc.(1)............     1,570,126
     10,050   Comverse Technology, Inc.*.....       267,230
     34,800   Corning, Inc.*.................       684,168
     33,350   Motorola, Inc. ................       753,377
      7,000   QUALCOMM, Inc. ................       301,560
     70,150   Sprint Nextel Corp. ...........     1,638,704
     48,900   Verizon Communications,
                Inc. ........................     1,472,868
                                               ------------
                                                 10,767,342
                                               ------------
              TRANSPORTATION -- 1.5%
     31,000   Burlington Northern Santa Fe
                Corp. .......................     2,195,420
     36,100   CSX Corp. .....................     1,832,797
     11,700   Laidlaw International, Inc. ...       271,791
     24,850   Norfolk Southern Corp. ........     1,114,026
     12,800   Swift Transportation Company,
                Inc.*........................       259,840
      4,100   Union Pacific Corp. ...........       330,091
                                               ------------
                                                  6,003,965
                                               ------------
              UTILITIES -- 1.7%
     16,800   Consolidated Edison, Inc. .....       778,344
      9,200   Duke Energy Corp.(1)...........       252,540
     44,000   Edison International...........     1,918,840
      4,250   Entergy Corp. .................       291,763
     49,650   PG&E Corp. ....................     1,843,008
     39,900   TXU Corp. .....................     2,002,581
                                               ------------
                                                  7,087,076
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $241,036,639)..........   263,158,854
                                               ------------
              PREFERRED STOCKS -- 0.4%
              FANNIE MAE
     29,700   Series O, Floating Rate,
                7.00%(b) (Cost $1,659,000)...     1,614,195
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT
     20,200   General Motors Corp., Series A,
                4.50% (Cost $472,230)........       419,150
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                        -----
              US TREASURY SECURITIES -- 5.8%
              US TREASURY BONDS -- 0.3%
$   740,000   8.00%, 11/15/21................  $  1,019,726
    370,000   5.38%, 02/15/31(1).............       415,730
                                               ------------
                                                  1,435,456
                                               ------------
              US TREASURY INFLATION INDEX -- 1.7%
  1,741,977   1.63%, 01/15/15................     1,678,762
  2,795,465   1.88%, 07/15/15................     2,750,043
  1,658,941   2.38%, 01/15/25................     1,744,092
    472,512   3.88%, 04/15/29................       637,744
                                               ------------
                                                  6,810,641
                                               ------------
              US TREASURY NOTES -- 3.4%
  1,185,000   3.38%, 02/28/07................     1,170,929
  2,585,000   3.75%, 03/31/07................     2,563,795
     40,000   4.00%, 08/31/07................        39,747
    730,000   3.00%, 02/15/08(1).............       709,669
    865,000   3.38%, 02/15/08(1).............       847,464
  1,060,000   3.75%, 05/15/08(2).............     1,045,260
  6,500,000   3.88%, 05/15/10(2).............     6,378,891
    420,000   3.88%, 02/15/13(1).............       407,220
    860,000   4.13%, 05/15/15(1).............       841,423
     20,000   4.50%, 11/15/15(1).............        20,170
                                               ------------
                                                 14,024,568
                                               ------------
              US TREASURY STRIPS -- 0.4%
  3,660,000   Zero coupon, 11/15/27(1).......     1,345,076
    770,000   Zero coupon, 05/15/30(1).......       254,799
                                               ------------
                                                  1,599,875
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $23,857,318)...........    23,870,540
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 14.5%
              FANNIE MAE -- 9.6%
    188,735   PL# 535675,
                7.00%, 01/01/16..............       196,203
        970   PL# 549906,
                7.50%, 09/01/30..............         1,017
      2,813   PL# 552549,
                7.50%, 09/01/30..............         2,949
        601   PL# 558384,
                7.50%, 01/01/31..............           630
      3,782   PL# 568677,
                7.50%, 01/01/31..............         3,965
      2,081   PL# 572762,
                7.50%, 03/01/31..............         2,181
     16,162   PL# 582178,
                7.50%, 06/01/31..............        16,936
     13,439   PL# 594316,
                6.50%, 07/01/31..............        13,819
      2,619   PL# 602859,
                6.50%, 10/01/31..............         2,693

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    19,877   PL# 614924,
                7.00%, 12/01/16..............  $     20,660
  1,511,069   PL# 735809, Variable Rate,
                4.52%, 08/01/35(a)...........     1,493,181
     99,227   PL# 745000,
                6.00%, 10/01/35..............       100,198
     71,080   PL# 793193,
                5.50%, 07/01/19..............        71,568
    145,940   PL# 801516, Variable Rate,
                4.72%, 08/01/34(a)...........       144,914
    618,990   PL# 810896, Variable Rate,
                4.88%, 01/01/35(a)...........       619,323
    816,841   PL# 821150, Variable Rate,
                4.59%, 04/01/35(a)...........       806,694
  1,100,000   TBA,
                5.00%, 01/01/21..............     1,088,313
  1,300,000   TBA,
                5.50%, 01/01/21..............     1,308,125
    700,000   TBA,
                4.50%, 01/01/36..............       659,313
 18,700,000   TBA,
                5.00%, 01/01/36..............    18,121,458
  8,600,000   TBA,
                5.50%, 01/01/36..............     8,516,683
  6,600,000   TBA,
                6.00%, 01/01/36..............     6,661,875
                                               ------------
                                                 39,852,698
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
    220,000   4.25%, 07/29/08................       217,551
                                               ------------
              FREDDIE MAC -- 0.8%
  1,060,000   4.38%, 11/16/07................     1,053,425
  1,460,000   4.75%, 01/18/11................     1,460,862
    600,000   5.63%, 11/23/35................       607,447
                                               ------------
                                                  3,121,734
                                               ------------
              FREDDIE MAC GOLD -- 0.5%
    900,000   TBA,
                5.00%, 01/01/21..............       891,000
  1,000,000   TBA,
                5.00%, 01/01/36..............       968,125
                                               ------------
                                                  1,859,125
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.3%
      9,373   PL# 461836,
                7.00%, 01/15/28..............         9,853
      1,538   PL# 596647,
                7.00%, 09/15/32..............         1,616
    278,890   PL# 604404,
                5.00%, 06/15/33..............       275,713
    780,254   PL# 604845,
                5.00%, 12/15/33..............       771,365

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (CONTINUED)
$   981,130   PL# 608280,
                5.00%, 09/15/33..............  $    969,952
    977,868   PL# 615892,
                5.00%, 08/15/33..............       966,727
    993,302   PL# 616832,
                5.00%, 01/15/35..............       981,198
    955,383   PL# 620521,
                5.00%, 08/15/33..............       944,498
    898,939   PL# 637934,
                5.00%, 01/15/35..............       887,983
    998,776   PL# 639093,
                5.00%, 01/15/35..............       986,604
    499,316   PL# 639865,
                5.00%, 06/15/35..............       493,230
    126,636   PL# 781881,
                5.00%, 03/15/35..............       125,161
  1,390,000   TBA,
                5.00%, 01/01/36..............     1,371,757
    900,000   TBA,
                5.50%, 01/01/36..............       905,625
                                               ------------
                                                  9,691,282
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       628,383
    278,998   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       283,942
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       752,461
    543,581   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       537,688
    676,041   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       679,428
                                               ------------
                                                  2,881,902
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       138,395
    250,000   Zero coupon, 10/15/18..........       136,657
                                               ------------
                                                    275,052
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.4%
  1,380,000   5.88%, 04/01/36................     1,573,666
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $59,186,528)...........    59,473,010
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 17.4%
              ADVERTISING -- 0.0%
$    40,000   Lamar Media Corp.,
                7.25%, 01/01/13..............  $     41,700
                                               ------------
              AEROSPACE AND DEFENSE -- 0.1%
     35,000   B/E Aerospace,
                8.50%, 10/01/10..............        37,538
    720,000   RC Trust I,
                7.00%, 05/15/06..............       364,050
                                               ------------
                                                    401,588
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.0%
     20,000   Case New Holland, Inc.,
                9.25%, 08/01/11..............        21,500
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     30,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............        30,713
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.3%
    355,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       345,786
    580,000   Ford Motor Company,
                7.45%, 07/16/31(1)...........       397,300
    970,000   General Motors Corp.,
                8.25%, 07/15/23(1)...........       628,075
     50,000   Visteon Corp.,
                8.25%, 08/01/10..............        42,750
                                               ------------
                                                  1,413,911
                                               ------------
              BANKS -- 0.6%
    420,000   Bank of America Corp.,
                4.50%, 08/01/10..............       413,152
    325,000   Deutsche Bank AG New York,
                Series YCD, Variable Rate,
                3.84%, 03/15/07(a)...........       322,945
    270,000   First Union National Bank,
                Series BKNT,
                5.80%, 12/01/08..............       277,299
     20,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(a)..........        19,846
     40,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(a)..........        39,301
    215,000   SunTrust Banks, Inc., Series
                CD,
                4.42%, 06/15/09..............       212,071
    540,000   Wachovia Corp.,
                5.25%, 08/01/14..............       541,641
    515,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       501,827
                                               ------------
                                                  2,328,082
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.7%
$    20,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............  $     19,735
    100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09..............        96,200
    590,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       565,521
     60,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        54,356
    380,000   Comcast Corp.,
                6.50%, 01/15/15..............       402,285
    180,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............       173,576
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        38,800
     15,000   CSC Holdings, Inc.,
                7.63%, 07/15/18..............        14,325
     10,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............        10,000
     70,000   DIRECTV Holdings LLC/ DIRECTV
                Financing Company, Inc.,
                6.38%, 06/15/15..............        68,775
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       296,438
     10,000   Liberty Media Corp.,
                5.70%, 05/15/13(1)...........         9,368
     35,000   News America, Inc.,
                6.20%, 12/15/34..............        34,882
     10,000   Rogers Cable, Inc. (Canada),
                5.50%, 03/15/14..............         9,413
     20,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        20,400
     10,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        10,350
    110,000   Time Warner Entertainment,
                8.38%, 07/15/33..............       130,324
    350,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       373,046
    315,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       355,333
                                               ------------
                                                  2,683,127
                                               ------------
              CHEMICALS -- 0.0%
     40,000   IMC Global, Inc., Series B,
                10.88%, 06/01/08.............        44,500
     20,000   Rhodia SA (France),
                10.25%, 06/01/10(1)..........        22,000
     20,000   Westlake Chemical Corp.,
                8.75%, 07/15/11..............        21,500
                                               ------------
                                                     88,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
$    40,000   SunGard Data Systems,
                Inc. -- 144A,
                9.13%, 08/15/13..............  $     41,600
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15..............        61,497
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
    400,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       438,363
     10,000   Eastman Kodak Company,
                7.25%, 11/15/13..............         9,608
    620,000   Eastman Kodak Company, Series
                MTNA,
                6.38%, 06/15/06..............       623,743
                                               ------------
                                                  1,071,714
                                               ------------
              CONTAINERS AND PACKAGING -- 0.0%
     10,000   Solo Cup Company,
                8.50%, 02/15/14..............         8,800
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
    160,000   Waste Management, Inc.,
                6.50%, 11/15/08..............       166,023
    270,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       288,049
                                               ------------
                                                    454,072
                                               ------------
              FINANCIAL SERVICES -- 2.7%
    200,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............       197,634
    560,000   Citigroup, Inc.,
                4.13%, 02/22/10..............       544,552
    760,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       738,449
    110,000   Credit Suisse First Boston USA,
                Inc.,
                4.88%, 08/15/10..............       109,268
     10,000   E*TRADE Financial Corp. --
                144A,
                7.38%, 09/15/13..............        10,175
    160,000   Ford Motor Credit Company,
                6.63%, 06/16/08..............       145,208
  2,345,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     2,081,405
    560,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       553,754
    500,000   General Motors Acceptance
                Corp.,
                6.75%, 01/15/06..............       499,674
    200,000   General Motors Acceptance
                Corp.,
                4.50%, 07/15/06..............       193,938

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   700,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............  $    649,129
  1,010,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       899,252
    110,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............        99,564
    160,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                5.65%, 09/23/08(b)...........       144,787
    560,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       556,574
    490,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       485,898
    290,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       286,430
    660,000   Lehman Brothers E-Capital Trust
                I -- 144A, Floating Rate,
                5.15%, 08/19/65(b)...........       662,441
    290,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       285,335
    180,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............       176,405
    450,000   Morgan Stanley,
                3.63%, 04/01/08..............       438,628
    290,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       283,685
    900,000   The Goldman Sachs Group, Inc.,
                Series MTNB, Floating Rate,
                4.33%, 08/01/06(c)...........       900,627
                                               ------------
                                                 10,942,812
                                               ------------
              FOOD AND BEVERAGE -- 0.1%
    320,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       320,100
    130,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       133,544
                                               ------------
                                                    453,644
                                               ------------
              FUNERAL SERVICES -- 0.0%
     35,000   Service Corp. International,
                7.70%, 04/15/09..............        36,925
     10,000   Service Corp. International --
                144A,
                7.50%, 06/15/17..............         9,975
                                               ------------
                                                     46,900
                                               ------------
              INSURANCE -- 0.0%
     80,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13..............        79,716
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION -- 0.1%
$    20,000   AMC Entertainment, Inc.,
                8.00%, 03/01/14..............  $     18,200
     30,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        29,850
     10,000   K2, Inc.,
                7.38%, 07/01/14..............        10,000
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        24,969
     50,000   MGM MIRAGE,
                8.50%, 09/15/10..............        54,438
     40,000   MGM MIRAGE,
                6.63%, 07/15/15..............        40,100
     15,000   Mohegan Tribal Gaming
                Authority,
                6.13%, 02/15/13..............        14,813
     60,000   Station Casinos, Inc.,
                6.88%, 03/01/16..............        61,649
                                               ------------
                                                    254,019
                                               ------------
              MACHINERY -- 0.0%
     40,000   Terex Corp.,
                7.38%, 01/15/14..............        39,800
                                               ------------
              MANUFACTURING -- 0.2%
    270,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       280,758
    530,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       542,231
                                               ------------
                                                    822,989
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.1%
     30,000   Davita, Inc.,
                7.25%, 03/15/15..............        30,525
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08..............        10,350
     40,000   HCA, Inc.,
                5.50%, 12/01/09..............        39,705
    160,000   HCA, Inc.,
                6.75%, 07/15/13..............       165,775
     90,000   HCA, Inc.,
                5.75%, 03/15/14..............        87,723
     40,000   HCA, Inc.,
                7.69%, 06/15/25..............        41,736
    110,000   HCA, Inc.,
                7.50%, 11/06/33..............       114,127
     60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11..............        55,050
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............        27,600
                                               ------------
                                                    572,591
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING -- 0.0%
$    20,000   International Steel Group,
                6.50%, 04/15/14..............  $     20,100
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        20,750
                                               ------------
                                                     40,850
                                               ------------
              OIL AND GAS: PIPELINES -- 0.3%
    200,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............       200,500
    100,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32(1)...........       100,750
    330,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       374,364
    510,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       530,400
                                               ------------
                                                  1,206,014
                                               ------------
              OIL, COAL AND GAS -- 0.9%
    250,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       290,224
    210,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       258,188
    330,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       317,219
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        47,925
     20,000   Chesapeake Energy Corp.,
                6.25%, 01/15/18..............        19,700
    340,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       333,209
    390,000   Conoco, Inc.,
                6.95%, 04/15/29..............       472,169
    110,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       142,313
    870,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............     1,036,738
    310,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       345,185
     20,000   Pogo Producing Company -- 144A,
                6.88%, 10/01/17..............        19,600
     30,000   Pride International, Inc.,
                7.38%, 07/15/14..............        32,325
     30,000   Vintage Petroleum,
                7.88%, 05/15/11..............        31,500
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        90,300
    270,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       286,572
                                               ------------
                                                  3,723,167
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.1%
$    60,000   International Paper Company,
                5.50%, 01/15/14..............  $     59,064
    470,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       499,484
                                               ------------
                                                    558,548
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.0%
     40,000   AmerisourceBergen Corp. --
                144A,
                5.88%, 09/15/15..............        40,550
     15,000   Bio-Rad Laboratories, Inc.,
                7.50%, 08/15/13..............        15,975
     45,000   Bio-Rad Laboratories, Inc.,
                6.13%, 12/15/14..............        44,663
     75,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Ireland),
                7.75%, 11/15/11..............        70,500
                                               ------------
                                                    171,688
                                               ------------
              PRINTING AND PUBLISHING -- 0.0%
     20,000   Reader's Digest Association,
                Inc.,
                6.50%, 03/01/11..............        19,650
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.9%
  1,042,211   Washington Mutual Bank, Series
                2005-AR1, Class A1A, Floating
                Rate,
                4.70%, 01/25/45(c)...........     1,040,653
  1,370,127   Washington Mutual Bank, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                4.67%, 10/25/45(c)...........     1,368,368
  1,384,828   Washington Mutual Bank, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                4.66%, 11/25/45(c)...........     1,382,392
                                               ------------
                                                  3,791,413
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.6%
  1,350,904   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                4.68%, 11/25/35(c)...........     1,350,229
    718,494   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                4.68%, 12/25/35(c)...........       718,358
    300,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       296,072
                                               ------------
                                                  2,364,659
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 7.7%
$ 1,412,102   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                4.62%, 09/25/35(c)...........  $  1,413,260
    990,818   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                4.80%, 02/25/35(c)...........       993,496
  1,043,368   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                4.76%, 04/25/35(c)...........     1,035,231
    280,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-5, Class A4,
                5.11%, 10/10/45..............       278,906
  1,240,381   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.47%, 02/25/35(c)...........     1,219,540
    512,432   Chevy Chase Funding LLC, Series
                2003-3, Class A1, Floating
                Rate,
                3.99%, 07/25/34(c)...........       513,354
    615,088   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                5.03%, 08/25/35(c)...........       609,583
  1,489,632   Countrywide Alternative Loan
                Trust, Series 2005-56, Class
                4A1, Floating Rate,
                4.69%, 11/25/35(c)...........     1,490,301
  1,494,788   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                4.70%, 11/20/35(c)...........     1,497,504
  1,240,471   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                4.56%, 02/25/36(c)...........     1,241,503
    390,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       383,104
  1,257,441   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                4.60%, 12/15/35(c)...........     1,258,227
  1,313,018   Countrywide Home Loans, Series
                2005-R3, Class AF, Floating
                Rate,
                4.78%, 09/25/35(c)...........     1,313,018
  1,232,013   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                4.78%, 12/25/32(c)...........     1,235,839

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............  $    949,786
  1,281,087   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.68%, 03/18/35(c)...........     1,260,497
    765,698   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                4.73%, 10/25/33(c)...........       766,184
  1,175,855   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                4.64%, 04/25/34(c)...........     1,178,349
  1,151,884   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                4.78%, 10/25/34(c)...........     1,160,596
  1,080,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-CB12, Class A4,
                4.90%, 09/12/37..............     1,058,542
  1,098,663   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1, Floating
                Rate,
                4.33%, 07/25/34(c)...........     1,079,830
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1, Class
                A3,
                4.55%, 02/15/30..............       842,522
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       484,435
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............     1,255,894
    696,037   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                4.70%, 10/25/28(c)...........       696,468
    984,427   Opteum Mortgage Acceptance
                Corp., Series 2005-4, Class
                1A1A, Floating Rate,
                4.55%, 11/25/35(c)...........       985,021
  1,490,613   Residential Accredit Loans,
                Inc., Series 2005-Q03, Class
                A1, Floating Rate,
                4.78%, 10/25/45(c)...........     1,495,631
  1,367,192   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............     1,356,292

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,108,535   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                4.72%, 01/19/34(c)...........  $  1,110,346
  1,179,703   Wachovia Mortgage Loan Trust,
                LLC, Series 2005-WMC1, Class
                A1, Floating Rate,
                4.49%, 10/25/35(c)...........     1,180,516
                                               ------------
                                                 31,343,775
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     50,000   Ventas Realty LP/Capital Corp.,
                6.75%, 06/01/10..............        51,500
     40,000   Ventas Realty LP/Ventas Capital
                Corp.,
                7.13%, 06/01/15..............        42,200
                                               ------------
                                                     93,700
                                               ------------
              RETAIL -- 0.0%
     20,000   JC Penney & Company, Inc.,
                7.40%, 04/01/37..............        22,444
     60,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        56,400
                                               ------------
                                                     78,844
                                               ------------
              RETAIL: SUPERMARKETS -- 0.0%
    100,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............       118,062
                                               ------------
              SEMICONDUCTORS -- 0.0%
     25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                6.90%, 07/15/09(b)...........        25,813
     40,000   MagnaChip Semiconductor, Ltd.,
                Floating Rate,
                7.74%, 12/15/11(b)...........        40,800
                                               ------------
                                                     66,613
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.1%
    235,000   Resona Preferred Global
                Securities -- 144A (Cayman
                Islands), Variable Rate,
                7.19%, perpetual(a)..........       249,758
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.7%
    140,000   AT&T, Inc.,
                5.10%, 09/15/14..............       137,001
     73,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        71,905
     15,000   Citizens Communications
                Company,
                9.25%, 05/15/11..............        16,613
     10,000   Citizens Communications
                Company,
                9.00%, 08/15/31..............        10,175

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   110,000   Deutsche Telekom International
                Finance BV (the Netherlands),
                5.25%, 07/22/13..............  $    109,584
     15,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                8.25%, 01/15/13..............        15,225
     30,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                8.70%, 01/15/12(i)...........        30,638
    220,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       261,442
     10,000   Nextel Communications, Inc.,
                Series D,
                7.38%, 08/01/15..............        10,561
     60,000   Nextel Communications, Inc.,
                Series F,
                5.95%, 03/15/14..............        60,392
    780,000   Qwest Communications
                International, Inc., Floating
                Rate,
                7.84%, 02/15/09(b)...........       794,624
    105,000   Qwest Corp.,
                7.88%, 09/01/11..............       113,663
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        40,300
     15,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15..............        16,275
    710,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............       717,119
    200,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       194,621
    210,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............       234,512
                                               ------------
                                                  2,834,650
                                               ------------
              TRANSPORTATION -- 0.1%
     85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        86,594
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        79,600
     20,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............        22,700
    110,000   Union Pacific Corp.,
                5.38%, 05/01/14..............       111,440
                                               ------------
                                                    300,334
                                               ------------
              UTILITIES -- 0.7%
    760,000   AES Corp.,
                7.75%, 03/01/14..............       800,850
     70,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        68,485
    220,000   Dominion Resources, Inc.,
                5.70%, 09/17/12..............       224,008

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES (CONTINUED)
$   110,000   Duke Energy Corp.,
                6.25%, 01/15/12..............  $    116,078
    200,000   Duke Energy Corp.,
                5.63%, 11/30/12..............       205,438
     40,000   Exelon Corp.,
                5.63%, 06/15/35..............        37,826
    160,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............       169,806
    330,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       390,615
     50,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        55,313
     42,577   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        46,329
     15,000   Mirant North America
                LLC -- 144A,
                7.38%, 12/31/13..............        15,244
    250,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............       265,744
    130,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       135,006
     15,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............        15,075
    200,000   Swepco Capital Trust I,
                Variable Rate,
                5.25%, 10/01/43(a)...........       197,818
     40,000   Texas Genco LLC/
                Financing -- 144A,
                6.88%, 12/15/14..............        43,500
                                               ------------
                                                  2,787,135
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $72,715,598)...........    71,607,635
                                               ------------
              MUNICIPAL BONDS -- 0.0%
              NEW YORK
    110,000   Liberty NY Development Corp.,
                Revenue Bond,
                5.25%, 10/01/35 (Cost
                $121,715)....................       125,019
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 2.1%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       486,849
    315,000   AID-Israel (Israel),
                5.50%, 09/18/33..............       345,437
    120,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............       134,100
    190,000   Federal Republic of Brazil
                (Brazil),
                12.25%, 03/06/30.............       274,550

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   370,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............  $    477,393
    145,296   Federal Republic of Brazil
                (Brazil), Series 18YR,
                Floating Rate,
                5.25%, 04/15/12(i)...........       143,843
     28,000   Federal Republic of Brazil
                (Brazil), Series B,
                8.88%, 04/15/24..............        31,290
    342,786   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(n)...........       457,067
    920,000   Queensland Treasury Corp.
                (Australia), Series 11G,
                6.00%, 06/14/11(m)...........       695,021
    530,000   Republic of Colombia
                (Colombia), Floating Rate,
                6.14%, 11/16/15(b)...........       541,925
    280,000   Republic of Colombia
                (Colombia), Floating Rate,
                11.75%, 02/25/20(b)..........       388,500
    390,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       396,825
    150,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............       169,500
    205,000   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........       197,313
  1,510,000   Russian Federation
                (Russia) -- 144A,
                5.00%, 03/31/30..............     1,708,383
    320,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       412,000
  1,395,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............     1,655,168
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $7,960,027)............     8,515,164
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.1%
    500,000   BellSouth Corp. -- 144A,
                Variable Rate,
                4.26%, 04/26/06(a) (Cost
                $500,736)....................       500,736
                                               ------------
              SECURITIES LENDING COLLATERAL -- 3.9%
 15,913,228   Securities Lending Collateral
                Investment (Note 4)
                (Cost $15,913,228)...........    15,913,228
                                               ------------
              TOTAL SECURITIES
                (Cost $423,423,019)..........   445,197,531
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.5%
$18,527,728   With Investors Bank and Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $18,535,592
                (Collateralized by Government
                National Mortgage Association
                Adjustable Rate Mortgage,
                4.00%, due 04/20/35, with a
                value of $19,454,114)
                (Cost $18,527,728)...........  $ 18,527,728
                                               ------------
              Total Investments --  112.9%
                (Cost $441,950,747)..........   463,725,259
              Liabilities less other
                assets -- (12.9)%............   (52,977,604)
                                               ------------
              NET ASSETS -- 100.0%...........  $410,747,655
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $444,683,213.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $26,993,722
    Gross unrealized depreciation...........   (7,951,676)
                                              -----------
    Net unrealized appreciation.............  $19,042,046
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.7%
               ADVERTISING -- 0.3%
   1,070,000   The Interpublic Group of
                 Companies, Inc.*(1).......  $   10,325,500
                                             --------------
               AEROSPACE AND DEFENSE -- 2.2%
     303,600   Goodrich Corp. .............      12,477,960
     165,000   Northrop Grumman Corp. .....       9,918,150
     633,400   The Boeing Company..........      44,490,016
                                             --------------
                                                 66,886,126
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.6%
     341,600   Jones Apparel Group,
                 Inc. .....................      10,493,952
     320,000   Limited Brands, Inc. .......       7,152,000
                                             --------------
                                                 17,645,952
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT -- 1.7%
     104,000   Borg Warner, Inc. ..........       6,305,520
     843,900   General Motors Corp.(1).....      16,388,538
     142,725   Lear Corp.(1)...............       4,061,954
     173,900   Magna International, Inc. --
                 Class A (Canada)(1).......      12,519,061
     123,000   Toyota Motor Corp. (ADR)
                 (Japan)...................      12,868,260
                                             --------------
                                                 52,143,333
                                             --------------
               BANKS -- 3.7%
     926,082   Bank of America Corp.(1)....      42,738,684
     397,300   National City Corp.(1)......      13,337,361
     255,800   SunTrust Banks, Inc. .......      18,612,008
     560,000   Wachovia Corp. .............      29,601,600
     132,800   Wells Fargo & Company.......       8,343,824
                                             --------------
                                                112,633,477
                                             --------------
               BROADCAST SERVICES/MEDIA -- 5.3%
   1,031,900   Clear Channel
                 Communications, Inc. .....      32,453,255
   1,198,265   Comcast Corp. -- Class
                 A*(1).....................      31,106,959
     645,000   Comcast Corp. -- Special
                 Class A*..................      16,570,050
   3,470,200   Time Warner, Inc. ..........      60,520,288
     592,800   Tribune Company(1)..........      17,938,128
                                             --------------
                                                158,588,680
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 7.1%
   1,856,500   Electronic Data Systems
                 Corp. ....................      44,630,260
   3,044,200   Hewlett-Packard Company.....      87,155,446

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)
     543,500   International Business
                 Machines Corp. ...........  $   44,675,700
     580,000   Microsoft Corp. ............      15,167,000
   5,420,200   Sun Microsystems, Inc.*.....      22,710,638
                                             --------------
                                                214,339,044
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
      67,000   Vulcan Materials
                 Company(1)................       4,539,250
                                             --------------
               CONSUMER GOODS AND SERVICES -- 3.4%
     425,000   Altria Group, Inc. .........      31,756,000
     410,900   Kimberly-Clark Corp. .......      24,510,185
     228,000   Procter & Gamble Company....      13,196,640
     320,000   The Clorox Company..........      18,204,800
     217,000   Unilever NV (the
                 Netherlands)..............      14,897,050
                                             --------------
                                                102,564,675
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 1.8%
   1,040,800   General Electric Company....      36,480,040
     240,000   Textron, Inc. ..............      18,475,200
                                             --------------
                                                 54,955,240
                                             --------------
               ELECTRONICS -- 3.8%
     285,233   Arrow Electronics, Inc.*....       9,136,013
     422,200   Avnet, Inc.*................      10,107,468
   1,121,400   Flextronics International,
                 Ltd. (Singapore)*.........      11,707,416
     100,000   Hubbell, Inc. -- Class B....       4,512,000
   1,939,177   Sanmina-SCI Corp.*..........       8,260,894
   7,527,875   Solectron Corp.*............      27,552,023
   1,087,500   Sony Corp. (ADR)
                 (Japan)(1)................      44,370,000
                                             --------------
                                                115,645,814
                                             --------------
               FINANCIAL SERVICES -- 11.3%
     329,400   American Express Company....      16,950,924
   1,415,500   Citigroup, Inc. ............      68,694,215
     830,500   Fannie Mae..................      40,536,705
     399,900   Freddie Mac.................      26,133,465
   2,061,940   JPMorgan Chase & Company....      81,838,399
     124,500   Lehman Brothers Holdings,
                 Inc. .....................      15,957,165
     999,000   Merrill Lynch & Company,
                 Inc. .....................      67,662,270

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      74,400   Morgan Stanley..............  $    4,221,456
     139,000   The Goldman Sachs Group,
                 Inc. .....................      17,751,690
                                             --------------
                                                339,746,289
                                             --------------
               FOOD AND BEVERAGE -- 2.0%
   1,239,500   Kraft Foods, Inc. -- Class
                 A(1)......................      34,879,530
     255,000   PepsiCo, Inc. ..............      15,065,400
     600,000   Tyson Foods, Inc. -- Class
                 A(1)......................      10,260,000
                                             --------------
                                                 60,204,930
                                             --------------
               INSURANCE -- 8.8%
     718,925   American International
                 Group, Inc. ..............      49,052,253
     240,000   Genworth Financial, Inc. --
                 Class A...................       8,299,200
     450,200   MetLife, Inc.(1)............      22,059,800
      61,566   PartnerRE, Ltd.
                 (Bermuda)(1)..............       4,043,039
     170,000   RenaissanceRe Holdings, Ltd.
                 (Bermuda).................       7,498,700
     712,200   The Allstate Corp. .........      38,508,654
     559,500   The Chubb Corp. ............      54,635,175
     210,000   The Hartford Financial
                 Services Group, Inc.(1)...      18,036,900
   1,046,238   The St. Paul Travelers
                 Companies, Inc. ..........      46,735,451
     238,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........      16,036,440
                                             --------------
                                                264,905,612
                                             --------------
               MANUFACTURING -- 1.8%
     204,000   Cooper Industries, Ltd. --
                 Class A (Bermuda).........      14,892,000
     100,000   Eaton Corp. ................       6,709,000
     680,900   Honeywell International,
                 Inc.(1)...................      25,363,525
     592,950   Smurfit-Stone Container
                 Corp.*....................       8,402,102
                                             --------------
                                                 55,366,627
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 4.5%
   1,077,200   HCA, Inc. ..................      54,398,600
   1,114,600   Medco Health Solutions,
                 Inc.*.....................      62,194,680
   2,560,600   Tenet Healthcare Corp.*.....      19,614,196
                                             --------------
                                                136,207,476
                                             --------------
               METALS AND MINING -- 0.5%
     312,500   United States Steel
                 Corp. ....................      15,021,875
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS -- 9.0%
     854,600   ChevronTexaco Corp. ........  $   48,515,642
   1,544,402   ConocoPhillips..............      89,853,308
     188,950   ENSCO International,
                 Inc. .....................       8,379,933
   1,354,800   Exxon Mobil Corp. ..........      76,099,116
     300,000   GlobalSantaFe Corp. (Cayman
                 Islands)..................      14,445,000
     195,000   Noble Corp. (Cayman
                 Islands)(1)...............      13,755,300
     242,000   Occidental Petroleum
                 Corp. ....................      19,330,960
                                             --------------
                                                270,379,259
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.5%
     500,000   MeadWestvaco Corp. .........      14,015,000
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 5.7%
     294,600   Eli Lilly and Company.......      16,671,414
     773,800   Merck & Company, Inc. ......      24,614,578
   2,407,300   Millennium Pharmaceuticals,
                 Inc.*(1)..................      23,350,810
   1,280,000   Pfizer, Inc. ...............      29,849,600
     975,300   Watson Pharmaceuticals,
                 Inc.*.....................      31,707,003
   1,026,000   Wyeth.......................      47,267,820
                                             --------------
                                                173,461,225
                                             --------------
               PRINTING AND PUBLISHING -- 0.3%
     500,000   The Reader's Digest
                 Association, Inc. ........       7,610,000
                                             --------------
               RETAIL -- 3.8%
     297,081   Federated Department Stores,
                 Inc. .....................      19,705,383
   1,625,400   Office Depot, Inc.*.........      51,037,560
     235,500   Sears Holdings Corp.*(1)....      27,207,315
     304,000   Target Corp. ...............      16,710,880
                                             --------------
                                                114,661,138
                                             --------------
               RETAIL: RESTAURANTS -- 0.6%
     535,000   McDonald's Corp. ...........      18,040,200
                                             --------------
               RETAIL: SUPERMARKETS -- 1.4%
     819,925   Safeway, Inc.(1)............      19,399,426
     295,700   SUPERVALU, Inc. ............       9,604,336
     779,350   The Kroger Company*.........      14,714,128
                                             --------------
                                                 43,717,890
                                             --------------
               RUBBER PRODUCTS -- 0.1%
     193,100   Cooper Tire & Rubber
                 Company(1)................       2,958,292
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS -- 2.8%
   1,053,000   Advanced Micro Devices,
                 Inc.*.....................  $   32,221,800
     605,000   Intel Corp. ................      15,100,800
   1,488,000   Intersil Corp. -- Class A...      37,021,440
                                             --------------
                                                 84,344,040
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 6.3%
     180,300   American Tower Corp. --
                 Class A*..................       4,886,130
   1,546,500   AT&T, Inc. .................      37,873,785
     183,300   Crown Castle International
                 Corp.*....................       4,932,603
   8,534,700   Lucent Technologies,
                 Inc.*(1)..................      22,702,302
   1,139,200   Nokia Oyj (ADR) (Finland)...      20,847,360
     572,966   Nortel Networks Corp.
                 (Canada)*.................       1,753,276
   8,942,200   Qwest Communications
                 International, Inc.*(1)...      50,523,430
   1,178,800   Sprint Nextel Corp. ........      27,536,768
     964,950   Tellabs, Inc.*..............      10,517,955
     320,652   Verizon Communications,
                 Inc. .....................       9,658,038
                                             --------------
                                                191,231,647
                                             --------------
               TOYS -- 1.0%
   1,838,300   Mattel, Inc. ...............      29,081,906
                                             --------------
               TRANSPORTATION -- 4.2%
     116,900   Burlington Northern Santa Fe
                 Corp. ....................       8,278,858
     603,200   CNF, Inc. ..................      33,712,848
   1,436,600   CSX Corp. ..................      72,936,182
     271,380   Norfolk Southern Corp. .....      12,165,965
                                             --------------
                                                127,093,853
                                             --------------
               UTILITIES -- 3.0%
   1,200,180   American Electric Power
                 Company, Inc. ............      44,514,676
     344,800   Constellation Energy
                 Group.....................      19,860,480
     225,000   Entergy Corp. ..............      15,446,250
     305,800   Wisconsin Energy Corp. .....      11,944,548
                                             --------------
                                                 91,765,954
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,612,705,764).....   2,950,080,304
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 10.2%
$307,114,865   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $307,114,865).............  $  307,114,865
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,919,820,629).....   3,257,195,169
                                             --------------
               REPURCHASE AGREEMENTS -- 2.5%
  75,971,770   With Investors Bank & Trust,
                 dated 12/30/05, 3.82%, due
                 01/03/06, repurchase
                 proceeds at maturity
                 $76,004,016
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.68%, due
                 08/25/32, with a value of
                 $36,226,871 and Freddie
                 Mac Adjustable Rate
                 Mortgage, 4.72%, due
                 01/15/35, with a value of
                 $43,543,488) (Cost
                 $75,971,770)..............      75,971,770
                                             --------------
               Total Investments -- 110.4%
                 (Cost $2,995,792,399).....   3,333,166,939
               Liabilities less other
                 assets -- (10.4)%.........    (315,106,642)
                                             --------------
               NET ASSETS -- 100.0%........  $3,018,060,297
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $3,005,761,558.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 449,254,791
    Gross unrealized depreciation.........   (121,849,410)
                                            -------------
    Net unrealized appreciation...........  $ 327,405,381
                                            =============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                                VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS -- 97.0%
             ADVERTISING -- 1.0%
    36,400   The Interpublic Group of
               Companies, Inc.*...............  $   351,260
                                                -----------
             AEROSPACE AND DEFENSE -- 4.5%
    13,900   Lockheed Martin Corp. ...........      884,457
     5,900   Northrop Grumman Corp. ..........      354,649
     8,800   Raytheon Company.................      353,320
                                                -----------
                                                  1,592,426
                                                -----------
             AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
               EQUIPMENT -- 1.0%
     4,900   Magna International,
               Inc. -- Class A (Canada).......      352,751
                                                -----------
             BANKS -- 3.0%
     7,600   Bank of America Corp. ...........      350,740
     6,200   Comerica, Inc. ..................      351,912
     5,300   KeyCorp..........................      174,529
     2,600   UnionBanCal Corp. ...............      178,672
                                                -----------
                                                  1,055,853
                                                -----------
             CHEMICALS -- 0.9%
    21,100   The Mosaic Company*..............      308,693
                                                -----------
             COMMERCIAL SERVICES -- 2.1%
    41,900   Cendant Corp. ...................      722,775
                                                -----------
             COMPUTER EQUIPMENT, SOFTWARE AND
               SERVICES -- 11.7%
    58,500   Computer Associates
               International, Inc. ...........    1,649,115
    72,400   Electronic Data Systems Corp. ...    1,740,496
    26,800   Microsoft Corp. .................      700,820
                                                -----------
                                                  4,090,431
                                                -----------
             CONSTRUCTION SERVICES AND SUPPLIES -- 5.7%
    20,800   Centex Corp. ....................    1,486,992
    13,200   Pulte Homes, Inc. ...............      519,552
                                                -----------
                                                  2,006,544
                                                -----------
             CONSUMER GOODS AND SERVICES -- 5.6%
    14,100   Altria Group, Inc. ..............    1,053,552
     9,700   Eastman Kodak Company............      226,980
    17,200   Unilever PLC (ADR) (United
               Kingdom).......................      690,064
                                                -----------
                                                  1,970,596
                                                -----------
             ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
               SERVICES -- 1.5%
    17,400   Waste Management, Inc. ..........      528,090
                                                -----------
             FINANCIAL SERVICES -- 10.0%
    17,000   Freddie Mac......................    1,110,950
    29,700   JPMorgan Chase & Company.........    1,178,793
     6,500   MBNA Corp. ......................      176,540

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     8,400   Prudential Financial, Inc. ......  $   614,796
    10,100   Washington Mutual, Inc. .........      439,350
                                                -----------
                                                  3,520,429
                                                -----------
             FOOD AND BEVERAGE -- 3.0%
    24,900   Kraft Foods, Inc. -- Class A.....      700,686
    18,600   Sara Lee Corp. ..................      351,540
                                                -----------
                                                  1,052,226
                                                -----------
             INSURANCE -- 14.3%
     8,100   Assurant, Inc. ..................      352,269
    15,100   Conseco, Inc.*...................      349,867
    25,400   Genworth Financial, Inc. -- Class
               A..............................      878,332
    23,200   MetLife, Inc. ...................    1,136,800
     7,000   Principal Financial Group,
               Inc. ..........................      332,010
     6,500   The Allstate Corp. ..............      351,455
     4,100   The Hartford Financial Services
               Group, Inc. ...................      352,149
    27,500   The St. Paul Travelers Companies,
               Inc............................    1,228,425
                                                -----------
                                                  4,981,307
                                                -----------
             LEISURE AND RECREATION -- 1.1%
     5,200   Harrah's Entertainment, Inc. ....      370,708
                                                -----------
             MANUFACTURING -- 4.0%
    48,800   Tyco International, Ltd.
               (Bermuda)......................    1,408,368
                                                -----------
             MEDICAL EQUIPMENT, SUPPLIES, AND
               SERVICES -- 2.6%
    12,500   HCA, Inc. .......................      631,250
    38,900   Tenet Healthcare Corp.*..........      297,974
                                                -----------
                                                    929,224
                                                -----------
             METALS AND MINING -- 4.2%
    10,700   Alcan, Inc. (Canada).............      438,165
    35,600   Alcoa, Inc. .....................    1,052,692
                                                -----------
                                                  1,490,857
                                                -----------
             OIL, COAL AND GAS -- 1.0%
     8,900   Petro-Canada (Canada)............      356,801
                                                -----------
             PAPER AND FOREST PRODUCTS -- 2.0%
     7,700   International Paper Company......      258,797
     6,600   Weyerhaeuser Company.............      437,844
                                                -----------
                                                    696,641
                                                -----------
             PHARMACEUTICALS/RESEARCH AND
               DEVELOPMENT -- 2.0%
    21,800   Merck & Company, Inc. ...........      693,458
                                                -----------
             REAL ESTATE DEVELOPMENT AND SERVICES -- 1.2%
     6,500   The St. Joe Company..............      436,930
                                                -----------

                       See notes to financial statements.

                                VALUE PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             RETAIL: RESTAURANTS -- 1.5%
     5,200   McDonald's Corp. ................  $   175,344
     7,400   YUM! Brands, Inc. ...............      346,912
                                                -----------
                                                    522,256
                                                -----------
             RETAIL: SUPERMARKETS -- 3.1%
    18,900   Albertson's, Inc. ...............      403,515
    29,200   Safeway, Inc. ...................      690,872
                                                -----------
                                                  1,094,387
                                                -----------
             SEMICONDUCTORS -- 0.3%
     4,700   Freescale Semiconductor, Inc. --
               Class A*.......................      118,393
                                                -----------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.5%
     2,800   ALLTEL Corp. ....................      176,680
                                                -----------
             TRANSPORTATION -- 3.0%
    20,700   CSX Corp. .......................    1,050,939
                                                -----------
             UTILITIES -- 6.2%
     3,800   Entergy Corp. ...................      260,870
     3,600   FirstEnergy Corp. ...............      176,364
    25,300   FPL Group, Inc. .................    1,051,468
    10,800   Public Service Enterprise Group,
               Inc. ..........................      701,676
                                                -----------
                                                  2,190,378
                                                -----------
             TOTAL COMMON STOCKS
               (Cost $33,489,097).............   34,069,401
                                                -----------
PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENTS -- 10.4%
$3,667,757   With Investors Bank and Trust,
               dated 12/30/05,
               3.82%, due 01/03/06, repurchase
               proceeds at maturity $3,669,314
               (Collateralized by Small
               Business Administration,
               7.38%, due 07/25/15, with a
               value of $3,851,145) (Cost
               $3,667,757)....................  $ 3,667,757
                                                -----------
             Total Investments -- 107.4% (Cost
               $37,156,854)...................   37,737,158
             Liabilities less other
               assets -- (7.4)%...............   (2,598,646)
                                                -----------
             NET ASSETS -- 100.0%.............  $35,138,512
                                                ===========

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $37,162,270.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 899,277
    Gross unrealized depreciation............   (324,389)
                                               ---------
    Net unrealized appreciation..............  $ 574,888
                                               =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.0%
              AEROSPACE AND DEFENSE -- 1.8%
     28,200   Lockheed Martin Corp. .......  $    1,794,366
    113,800   Northrop Grumman Corp. ......       6,840,518
     65,200   Raytheon Company.............       2,617,780
    148,100   The Boeing Company...........      10,402,544
                                             --------------
                                                 21,655,208
                                             --------------
              AGRICULTURE -- 0.6%
     98,100   Monsanto Company.............       7,605,693
                                             --------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.9%
     55,600   Abercrombie & Fitch
                Company -- Class A(1)......       3,624,008
     40,300   Claire's Stores, Inc. .......       1,177,566
    133,300   Coach, Inc.*.................       4,444,222
     65,300   Jones Apparel Group, Inc. ...       2,006,016
    176,300   Nordstrom, Inc. .............       6,593,620
     53,100   Payless ShoeSource, Inc.*....       1,332,810
    167,400   The Gap, Inc. ...............       2,952,936
      3,500   VF Corp. ....................         193,690
                                             --------------
                                                 22,324,868
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
    111,800   AutoNation, Inc.*............       2,429,414
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.7%
     76,500   Autoliv, Inc. ...............       3,474,630
    511,200   Ford Motor Company...........       3,946,464
     11,700   Navistar International
                Corp.*.....................         334,854
     27,200   TRW Automotive Holdings
                Corp.*.....................         716,720
                                             --------------
                                                  8,472,668
                                             --------------
              BANKS -- 6.7%
    185,000   Bank of America Corp. .......       8,537,750
      9,500   Bank of Hawaii Corp. ........         489,630
     90,000   BB&T Corp. ..................       3,771,900
     65,000   Comerica, Inc. ..............       3,689,400
    114,800   Commerce Bancorp, Inc. (New
                Jersey)(1).................       3,950,268
     38,400   Downey Financial Corp. ......       2,626,176
     80,100   IndyMac Bancorp, Inc.(1).....       3,125,502
    136,300   KeyCorp......................       4,488,359
     58,800   Mellon Financial Corp. ......       2,013,900
     46,800   National City Corp. .........       1,571,076
     60,500   PNC Financial Services
                Group, Inc. ...............       3,740,715

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     15,400   The Bank of New York Company,
                Inc. ......................  $      490,490
     92,000   UnionBanCal Corp. ...........       6,322,240
    370,000   US Bancorp...................      11,059,300
    183,600   Wachovia Corp. ..............       9,705,096
    219,000   Wells Fargo & Company........      13,759,770
                                             --------------
                                                 79,341,572
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.6%
     20,200   Clear Channel
                Communications, Inc. ......         635,290
     73,600   Comcast Corp. -- Class
                A*(1)......................       1,910,656
     18,500   Gannett Company, Inc. .......       1,120,545
     13,500   Hearst-Argyle Television,
                Inc. -- Class A............         321,975
     27,300   Liberty Global, Inc. -- Class
                A*.........................         614,250
     14,700   Liberty Global,
                Inc. -- Series C*..........         311,640
    194,100   Liberty Media Corp. -- Class
                A*.........................       1,527,567
    152,700   Shaw Communications, Inc. --
                Class B (Canada)(1)........       3,310,536
     43,600   The McGraw-Hill Companies,
                Inc. ......................       2,251,068
    723,300   Time Warner, Inc. ...........      12,614,352
    123,365   Viacom, Inc. -- Class B*.....       4,021,699
     57,500   XM Satellite Radio Holdings,
                Inc. -- Class A*(1)........       1,568,600
                                             --------------
                                                 30,208,178
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.5%
     84,800   Automatic Data Processing,
                Inc. ......................       3,891,472
     42,200   Fair Isaac Corp.(1)..........       1,863,974
    149,900   First Data Corp. ............       6,447,199
     61,400   Fiserv, Inc.*................       2,656,778
     21,000   Global Payments, Inc. .......         978,810
     36,600   Moody's Corp. ...............       2,247,972
                                             --------------
                                                 18,086,205
                                             --------------
              CHEMICALS -- 0.9%
    133,600   Agrium, Inc. (Canada)........       2,937,864
     17,100   Air Products and Chemicals,
                Inc. ......................       1,012,149
     20,200   Ashland, Inc. ...............       1,169,580
     64,100   Methanex Corp. (Canada)(1)...       1,201,234
     99,600   The Dow Chemical Company.....       4,364,472
                                             --------------
                                                 10,685,299
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES -- 0.0%
     20,300   Cendant Corp. ...............  $      350,175
                                             --------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 7.0%
    200,300   Activision, Inc.*............       2,752,122
     10,500   Apple Computer, Inc.*........         754,845
     29,100   Autodesk, Inc. ..............       1,249,845
     18,200   BMC Software, Inc.*..........         372,918
    100,900   Cadence Design Systems,
                Inc.*(1)...................       1,707,228
        160   Computer Associates
                International, Inc. .......           4,510
     28,300   Computer Sciences Corp.*.....       1,433,112
     12,100   Dell, Inc.*..................         362,879
     60,900   DST Systems, Inc.*(1)........       3,648,519
    173,500   Electronic Arts, Inc.*.......       9,075,785
     20,500   Electronic Data Systems
                Corp. .....................         492,820
    457,800   Hewlett-Packard Company......      13,106,814
    175,700   Ingram Micro, Inc. -- Class
                A*.........................       3,501,701
     36,200   International Business
                Machines Corp. ............       2,975,640
  1,233,300   Microsoft Corp. .............      32,250,795
    138,400   SanDisk Corp.*...............       8,694,288
                                             --------------
                                                 82,383,821
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.8%
     52,900   Beazer Homes USA, Inc.(1)....       3,853,236
     41,300   DR Horton, Inc. .............       1,475,649
     21,900   KB Home(1)...................       1,591,254
     29,900   Martin Marietta Materials,
                Inc. ......................       2,293,928
                                             --------------
                                                  9,214,067
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.5%
    232,600   Altria Group, Inc. ..........      17,379,872
     28,400   American Greetings Corp. --
                Class A(1).................         623,948
    135,400   Colgate-Palmolive Company....       7,426,690
     35,100   FedEx Corp. .................       3,628,989
    355,005   Procter & Gamble Company.....      20,547,689
      4,000   Reynolds American, Inc.(1)...         381,320
     47,400   The Clorox Company...........       2,696,586
      7,200   United Parcel Service,
                Inc. -- Class B............         541,080
                                             --------------
                                                 53,226,174
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CONTAINERS AND PACKAGING -- 0.1%
     88,700   Crown Holdings, Inc.*........  $    1,732,311
                                             --------------
              DISTRIBUTION -- 0.1%
     40,600   Tech Data Corp.*.............       1,611,008
                                             --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.7%
    913,200   General Electric Company.....      32,007,660
                                             --------------
              ELECTRONICS -- 0.5%
    181,700   ATI Technologies, Inc.
                (Canada)*..................       3,087,083
     16,400   Avnet, Inc.*.................         392,616
     25,700   Emerson Electric Company.....       1,919,790
                                             --------------
                                                  5,399,489
                                             --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.0%
     10,400   Republic Services, Inc. .....         390,520
                                             --------------
              FINANCIAL SERVICES -- 9.5%
    186,800   American Express Company.....       9,612,728
     91,400   AmeriCredit Corp.*...........       2,342,582
     35,400   Ameriprise Financial,
                Inc. ......................       1,451,400
     20,200   Ameritrade Holding Corp.*....         484,800
     80,800   Capital One Financial
                Corp. .....................       6,981,120
     32,700   CIT Group, Inc. .............       1,693,206
    586,900   Citigroup, Inc. .............      28,482,257
     11,200   Countrywide Financial
                Corp. .....................         382,928
     73,500   E*TRADE Financial Corp.*.....       1,533,210
     12,100   Franklin Resources, Inc. ....       1,137,521
    176,300   JPMorgan Chase & Company.....       6,997,347
     54,200   Lehman Brothers Holdings,
                Inc.(1)....................       6,946,814
    195,500   Merrill Lynch & Company,
                Inc. ......................      13,241,215
     83,200   Morgan Stanley...............       4,720,768
     10,900   Nuveen Investments -- Class
                A(1).......................         464,558
     47,500   Prudential Financial,
                Inc. ......................       3,476,525
     32,900   SLM Corp. ...................       1,812,461
     16,200   The Bear Stearns Companies,
                Inc. ......................       1,871,586
     54,600   The Goldman Sachs Group,
                Inc. ......................       6,972,966
    244,021   Washington Mutual, Inc. .....      10,614,914
                                             --------------
                                                111,220,906
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.8%
    113,600   Archer-Daniels-Midland
                Company....................  $    2,801,376
    189,200   Coca-Cola Company............       7,626,652
     42,300   Dean Foods Company*..........       1,593,018
    157,500   PepsiCo, Inc. ...............       9,305,100
    138,200   Pilgrim's Pride Corp.(1).....       4,582,712
    104,500   Sysco Corp. .................       3,244,725
     63,800   The Pepsi Bottling Group,
                Inc. ......................       1,825,318
    123,600   Tyson Foods, Inc. -- Class
                A..........................       2,113,560
                                             --------------
                                                 33,092,461
                                             --------------
              INSURANCE -- 5.4%
     28,000   Aetna, Inc. .................       2,640,680
    111,400   American International
                Group, Inc. ...............       7,600,822
     18,800   Assurant, Inc. ..............         817,612
      8,800   CIGNA Corp. .................         982,960
     48,800   CNA Financial Corp.*.........       1,597,224
     70,000   First American Corp. ........       3,171,000
     46,900   Genworth Financial, Inc. --
                Class A....................       1,621,802
     60,500   Loews Corp. .................       5,738,425
     42,300   MBIA, Inc. ..................       2,544,768
     69,300   MetLife, Inc. ...............       3,395,700
      9,000   Nationwide Financial
                Services, Inc. -- Class
                A..........................         396,000
    109,100   Principal Financial Group,
                Inc. ......................       5,174,613
     63,400   Radian Group, Inc. ..........       3,714,606
     70,400   SAFECO Corp. ................       3,977,600
    127,700   The Allstate Corp. ..........       6,904,739
     30,300   The Chubb Corp. .............       2,958,795
     77,200   The PMI Group, Inc. .........       3,170,604
     25,000   The Progressive Corp.(1).....       2,919,500
     38,100   The St. Paul Travelers
                Companies, Inc. ...........       1,701,927
     58,100   WR Berkley Corp. ............       2,766,722
                                             --------------
                                                 63,796,099
                                             --------------
              INTERNET SERVICES -- 3.0%
    589,900   Cisco Systems, Inc.*.........      10,099,088
     33,900   Google, Inc. -- Class
                A*(1)......................      14,063,754
    214,100   Juniper Networks, Inc.*......       4,774,430
     38,400   Symantec Corp.*..............         672,000
    134,700   YAHOO!, Inc.*................       5,277,546
                                             --------------
                                                 34,886,818
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 1.1%
     50,500   Carnival Corp. (Panama)(1)...  $    2,700,235
     26,900   MGM MIRAGE*..................         986,423
     38,200   Royal Caribbean Cruises, Ltd.
                (Liberia)..................       1,721,292
    119,200   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       7,612,112
                                             --------------
                                                 13,020,062
                                             --------------
              MACHINERY -- 1.0%
     69,500   Caterpillar, Inc. ...........       4,015,015
     35,200   Cummins, Inc.(1).............       3,158,496
     20,800   Terex Corp.*.................       1,235,520
    116,500   The Timken Company(1)........       3,730,330
                                             --------------
                                                 12,139,361
                                             --------------
              MANUFACTURING -- 0.6%
     54,800   3M Company...................       4,247,000
      5,800   Harsco Corp. ................         391,558
     14,600   ITT Industries, Inc. ........       1,501,172
      8,200   Parker Hannifin Corp. .......         540,872
      9,000   SPX Corp. ...................         411,930
                                             --------------
                                                  7,092,532
                                             --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.2%
     40,700   Baxter International,
                Inc. ......................       1,532,355
     22,800   Becton, Dickinson and
                Company....................       1,369,824
     67,300   Dade Behring Holdings,
                Inc. ......................       2,751,897
     66,900   DaVita, Inc.*................       3,387,816
     10,700   Guidant Corp. ...............         692,825
     15,200   Humana, Inc.*................         825,816
    133,600   Johnson & Johnson............       8,029,360
     70,800   Kinetic Concepts, Inc.*(1)...       2,815,008
     54,400   McKesson Corp. ..............       2,806,496
     74,100   Medco Health Solutions,
                Inc.*......................       4,134,780
    126,200   Medtronic, Inc. .............       7,265,334
    129,800   Omnicare, Inc. ..............       7,427,156
    112,000   St Jude Medical, Inc.*.......       5,622,400
     91,600   UnitedHealth Group, Inc. ....       5,692,024
     37,300   Varian Medical Systems,
                Inc.*......................       1,877,682
     67,600   WellPoint, Inc.*.............       5,393,804
                                             --------------
                                                 61,624,577
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 1.2%
     65,700   Freeport-McMoRan Copper &
                Gold, Inc. -- Class B(1)...  $    3,534,660
     46,000   IPSCO, Inc. (Canada)(1)......       3,817,080
      7,900   Newmont Mining Corp. ........         421,860
     98,000   Nucor Corp.(1)...............       6,538,560
                                             --------------
                                                 14,312,160
                                             --------------
              OIL AND GAS: PIPELINES -- 0.1%
     12,900   Questar Corp. ...............         976,530
                                             --------------
              OIL, COAL AND GAS -- 9.1%
     30,900   Anadarko Petroleum Corp. ....       2,927,775
     37,600   Apache Corp. ................       2,576,352
     60,600   Baker Hughes, Inc. ..........       3,683,268
     90,500   Burlington Resources,
                Inc. ......................       7,801,100
    129,500   ChevronTexaco Corp. .........       7,351,715
    208,100   ConocoPhillips...............      12,107,258
    145,800   Devon Energy Corp. ..........       9,118,332
     29,300   ENSCO International, Inc. ...       1,299,455
    104,400   EOG Resources, Inc. .........       7,659,828
    488,700   Exxon Mobil Corp. ...........      27,450,279
      8,900   Helmerich & Payne, Inc. .....         550,999
    112,700   Newfield Exploration
                Company*...................       5,642,889
     51,400   Petro-Canada (Canada)........       2,060,626
      7,800   Pioneer Natural Resources
                Company....................         399,906
     17,200   Schlumberger, Ltd.
                (Netherlands Antilles).....       1,670,980
     88,900   Sunoco, Inc.(1)..............       6,967,982
     82,200   Talisman Energy, Inc.
                (Canada)(1)................       4,346,736
     53,200   Valero Energy Corp. .........       2,745,120
                                             --------------
                                                106,360,600
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.0%
     10,500   Plum Creek Timber
                Company, Inc. .............         378,525
                                             --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 7.7%
     83,500   Abbott Laboratories..........       3,292,405
     21,800   Allergan, Inc.(1)............       2,353,528
    167,200   AmerisourceBergen Corp. .....       6,922,080
    193,600   Amgen, Inc.*.................      15,267,296
    125,500   Cardinal Health, Inc. .......       8,628,125
    136,900   Caremark Rx, Inc.*...........       7,090,051
     53,100   Genentech, Inc.*.............       4,911,750

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)
     15,600   Genzyme Corp.*...............  $    1,104,168
    203,300   King Pharmaceuticals,
                Inc.*......................       3,439,836
     72,000   MedImmune, Inc.*.............       2,521,440
    128,300   Merck & Company, Inc. .......       4,081,223
     36,800   Novartis AG (ADR)
                (Switzerland)(1)...........       1,931,264
    945,100   Pfizer, Inc. ................      22,039,732
     92,600   Schering-Plough Corp. .......       1,930,710
    113,200   Wyeth........................       5,215,124
                                             --------------
                                                 90,728,732
                                             --------------
              PRINTING AND PUBLISHING -- 0.0%
     14,400   Dex Media, Inc. .............         390,096
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.4%
     70,300   CB Richard Ellis Group,
                Inc. -- Class A*...........       4,137,155
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     56,400   Equity Office Properties
                Trust......................       1,710,612
      8,200   ProLogis.....................         383,104
                                             --------------
                                                  2,093,716
                                             --------------
              RETAIL -- 3.9%
     55,300   Best Buy Company, Inc. ......       2,404,444
    123,403   Circuit City Stores, Inc. ...       2,787,674
    154,600   CVS Corp. ...................       4,084,532
     43,300   Dillard's, Inc. -- Class A...       1,074,706
    130,600   Kohl's Corp.*................       6,347,160
     74,900   Lowe's Companies, Inc.(1)....       4,992,834
     98,500   Office Depot, Inc.*..........       3,092,900
     48,800   Sears Holdings Corp.*(1).....       5,637,864
     19,200   The Home Depot, Inc. ........         777,216
     92,000   Walgreen Company.............       4,071,920
    233,100   Wal-Mart Stores, Inc. .......      10,909,080
                                             --------------
                                                 46,180,330
                                             --------------
              RETAIL: RESTAURANTS -- 1.1%
     96,600   Brinker International,
                Inc.(1)....................       3,734,556
    135,300   Darden Restaurants, Inc. ....       5,260,464
     13,600   Panera Bread Company -- Class
                A*.........................         893,248
     75,500   YUM! Brands, Inc. ...........       3,539,440
                                             --------------
                                                 13,427,708
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL: SUPERMARKETS -- 0.9%
    153,200   SUPERVALU, Inc. .............  $    4,975,936
    288,700   The Kroger Company*..........       5,450,656
                                             --------------
                                                 10,426,592
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     55,600   Agilent Technologies,
                Inc.*......................       1,850,924
                                             --------------
              SEMICONDUCTORS -- 4.3%
    408,800   Applied Materials, Inc. .....       7,333,872
     55,499   Freescale Semiconductor,
                Inc. -- Class B*...........       1,396,910
    349,300   Intel Corp. .................       8,718,528
    156,100   Maxim Integrated Products,
                Inc. ......................       5,657,064
    174,600   Micron Technology,
                Inc.*(1)...................       2,323,926
    293,400   National Semiconductor
                Corp. .....................       7,622,532
    437,500   Texas Instruments, Inc.(1)...      14,030,625
    141,900   Xilinx, Inc. ................       3,577,299
                                             --------------
                                                 50,660,756
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.3%
     49,600   AT&T, Inc. ..................       1,214,704
    149,700   BCE, Inc. (Canada)(1)........       3,585,315
     44,800   BellSouth Corp. .............       1,214,080
    165,800   CenturyTel, Inc.(1)..........       5,497,928
    102,000   Corning, Inc.*...............       2,005,320
    581,800   Motorola, Inc. ..............      13,142,862
    164,000   QUALCOMM, Inc. ..............       7,065,120
    101,700   Sprint Nextel Corp. .........       2,375,712
     10,400   Telephone and Data Systems,
                Inc. -- Special Common
                Shares.....................         359,944
    468,500   Verizon Communications,
                Inc. ......................      14,111,220
                                             --------------
                                                 50,572,205
                                             --------------
              TRANSPORTATION -- 1.5%
     59,900   Burlington Northern Santa Fe
                Corp. .....................       4,242,118
     60,200   CNF, Inc. ...................       3,364,578
     52,800   CSX Corp. ...................       2,680,656
    112,500   Norfolk Southern Corp. ......       5,043,375
     41,900   Teekay Shipping Corp.
                (Marshall Islands)(1)......       1,671,810
      5,200   Union Pacific Corp. .........         418,652
                                             --------------
                                                 17,421,189
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 2.9%
     82,700   American Electric Power
                Company, Inc. .............  $    3,067,343
     74,000   Constellation Energy Group...       4,262,400
    168,100   Edison International.........       7,330,841
     51,000   Entergy Corp. ...............       3,501,150
     82,600   FirstEnergy Corp. ...........       4,046,574
     47,200   NRG Energy, Inc.*(1).........       2,224,064
     72,900   PG&E Corp.(1)................       2,706,048
    135,300   TXU Corp. ...................       6,790,707
                                             --------------
                                                 33,929,127
                                             --------------
              TOTAL COMMON STOCKS (Cost
                $1,048,139,890)............   1,167,843,491
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 8.5%
$99,867,379   Securities Lending Collateral
                Investment (Note 4) (Cost
                $99,867,379)...............      99,867,379
                                             --------------
              TOTAL SECURITIES (Cost
                $1,148,007,269)............   1,267,710,870
                                             --------------
              REPURCHASE AGREEMENTS -- 0.8%
  9,108,749   With Investors Bank and
                Trust, dated 12/30/05,
                3.82%, due 01/03/06,
                repurchase proceeds at
                maturity $9,112,615
                (Collateralized by various
                Small Business
                Administrations,
                7.02%-7.13%, due
                04/25/18-04/25/27, with a
                total value of $9,564,186)
                (Cost $9,108,749)..........       9,108,749
                                             --------------
              Total Investments -- 108.3%
                (Cost $1,157,116,018)......   1,276,819,619
              Liabilities less other
                assets -- (8.3)%...........     (98,060,750)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,178,758,869
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $1,163,601,017.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $141,679,280
    Gross unrealized depreciation..........   (28,460,678)
                                             ------------
    Net unrealized appreciation............  $113,218,602
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.9%
               AEROSPACE AND DEFENSE -- 1.7%
     161,122   General Dynamics Corp. .....  $   18,375,964
     360,670   The Boeing Company..........      25,333,461
                                             --------------
                                                 43,709,425
                                             --------------
               AGRICULTURE -- 0.7%
     243,630   Monsanto Company............      18,888,634
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.9%
     295,260   Nordstrom, Inc. ............      11,042,724
     683,000   The Gap, Inc. ..............      12,048,120
                                             --------------
                                                 23,090,844
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT -- 1.0%
     250,942   Toyota Motor Corp. (ADR)
                 (Japan)(1)................      26,253,552
                                             --------------
               BANKS -- 2.0%
     468,545   Commerce Bancorp, Inc. (New
                 Jersey)(1)................      16,122,633
     371,421   UBS AG (Switzerland)........      35,340,709
                                             --------------
                                                 51,463,342
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.9%
     936,460   Time Warner, Inc. ..........      16,331,862
     235,600   XM Satellite Radio Holdings,
                 Inc. -- Class A*(1).......       6,427,168
                                             --------------
                                                 22,759,030
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.2%
     345,220   Automatic Data Processing,
                 Inc. .....................      15,842,146
     360,905   First Data Corp. ...........      15,522,524
                                             --------------
                                                 31,364,670
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 8.8%
     821,565   Activision, Inc.*...........      11,288,303
     699,744   Apple Computer, Inc.*.......      50,304,596
     710,793   Electronic Arts, Inc.*......      37,181,582
   3,859,730   Microsoft Corp. ............     100,931,939
     442,630   SanDisk Corp.*..............      27,806,017
                                             --------------
                                                227,512,437
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 1.0%
     408,213   Lennar Corp. -- Class
                 A(1)......................      24,909,157
                                             --------------
               CONSUMER GOODS AND SERVICES -- 7.5%
     230,605   Altria Group, Inc. .........      17,230,806
     310,900   Colgate-Palmolive Company...      17,052,865

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
     566,915   FedEx Corp. ................  $   58,613,342
   1,764,442   Procter & Gamble Company....     102,125,902
                                             --------------
                                                195,022,915
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 5.0%
   3,655,841   General Electric Company....     128,137,227
                                             --------------
               ELECTRONICS -- 0.5%
     739,030   ATI Technologies, Inc.
                 (Canada)*.................      12,556,120
                                             --------------
               FINANCIAL SERVICES -- 8.8%
     759,435   American Express Company....      39,080,525
     332,854   Capital One Financial
                 Corp. ....................      28,758,586
     111,576   Chicago Mercantile Exchange
                 Holdings, Inc.(1).........      41,003,064
     643,252   Countrywide Financial
                 Corp. ....................      21,992,786
      34,161   Lehman Brothers Holdings,
                 Inc. .....................       4,378,415
     766,255   SLM Corp. ..................      42,212,988
     399,170   The Goldman Sachs Group,
                 Inc. .....................      50,978,001
                                             --------------
                                                228,404,365
                                             --------------
               FOOD AND BEVERAGE -- 2.4%
     362,000   Coca-Cola Company...........      14,592,220
     575,284   PepsiCo, Inc. ..............      33,987,779
     432,600   Sysco Corp. ................      13,432,230
                                             --------------
                                                 62,012,229
                                             --------------
               INSURANCE -- 0.6%
     234,120   American International
                 Group, Inc. ..............      15,974,008
                                             --------------
               INTERNET SERVICES -- 5.5%
   1,450,800   Cisco Systems, Inc.*........      24,837,696
     185,246   Google, Inc. -- Class
                 A*(1).....................      76,851,155
     874,100   Juniper Networks, Inc.*.....      19,492,430
     552,370   YAHOO!, Inc.*...............      21,641,857
                                             --------------
                                                142,823,138
                                             --------------
               LEISURE AND RECREATION -- 3.8%
     142,558   Four Seasons Hotels, Inc.
                 (Canada)(1)...............       7,092,261
     795,179   MGM MIRAGE*.................      29,159,214
     157,660   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       7,104,160

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION (CONTINUED)
     486,550   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........  $   31,071,082
     416,544   Wynn Resorts, Ltd.*(1)......      22,847,438
                                             --------------
                                                 97,274,155
                                             --------------
               MACHINERY -- 1.9%
     838,222   Caterpillar, Inc. ..........      48,424,085
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 10.9%
     271,190   DaVita, Inc.*...............      13,733,062
     288,385   Kinetic Concepts,
                 Inc.*(1)..................      11,466,188
     303,485   Medco Health Solutions,
                 Inc.*.....................      16,934,463
     688,750   Medtronic, Inc. ............      39,651,337
     436,975   Omnicare, Inc. .............      25,003,710
     221,400   St Jude Medical, Inc.*......      11,114,280
   1,674,193   UnitedHealth Group, Inc. ...     104,034,352
     152,640   Varian Medical Systems,
                 Inc.*.....................       7,683,898
     276,180   WellPoint, Inc.*............      22,036,402
     488,968   Zimmer Holdings, Inc.*......      32,976,001
                                             --------------
                                                284,633,693
                                             --------------
               OIL, COAL AND GAS -- 2.4%
     247,150   Baker Hughes, Inc. .........      15,021,777
     285,400   EOG Resources, Inc. ........      20,939,798
      38,236   Halliburton Company.........       2,369,103
     457,915   Newfield Exploration
                 Company*..................      22,927,804
                                             --------------
                                                 61,258,482
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 9.2%
     838,330   Amgen, Inc.*................      66,110,704
     238,795   Cardinal Health, Inc. ......      16,417,156
     558,700   Caremark Rx, Inc.*..........      28,935,073
     925,374   Genentech, Inc.*............      85,597,095
     292,605   MedImmune, Inc.*............      10,247,027
     150,200   Novartis AG (ADR)
                 (Switzerland).............       7,882,496
     380,870   Schering-Plough Corp. ......       7,941,140
     315,400   Wyeth.......................      14,530,478
                                             --------------
                                                237,661,169
                                             --------------
               RETAIL -- 9.7%
     227,032   Best Buy Company, Inc.(1)...       9,871,351
     979,658   CVS Corp. ..................      25,882,564

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
     534,495   Kohl's Corp.*...............  $   25,976,457
   1,119,979   Lowe's Companies, Inc.(1)...      74,657,801
     402,040   Office Depot, Inc.*.........      12,624,056
     200,140   Sears Holdings Corp.*(1)....      23,122,174
     649,888   The Home Depot, Inc. .......      26,307,466
     322,900   Walgreen Company............      14,291,554
     806,050   Wal-Mart Stores, Inc. ......      37,723,140
                                             --------------
                                                250,456,563
                                             --------------
               RETAIL: RESTAURANTS -- 0.6%
     541,960   Starbucks Corp.*............      16,264,220
                                             --------------
               SEMICONDUCTORS -- 5.1%
   1,670,990   Applied Materials, Inc. ....      29,977,561
     638,005   Maxim Integrated Products,
                 Inc. .....................      23,121,301
   1,198,500   National Semiconductor
                 Corp. ....................      31,137,030
   1,054,700   Texas Instruments,
                 Inc.(1)...................      33,824,229
     579,905   Xilinx, Inc. ...............      14,619,405
                                             --------------
                                                132,679,526
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 5.3%
   3,693,743   Motorola, Inc. .............      83,441,654
   1,242,197   QUALCOMM, Inc. .............      53,513,847
                                             --------------
                                                136,955,501
                                             --------------
               TRANSPORTATION -- 1.5%
     398,314   Burlington Northern Santa Fe
                 Corp. ....................      28,208,598
     236,340   Norfolk Southern Corp. .....      10,595,122
                                             --------------
                                                 38,803,720
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $2,174,013,120)...........   2,559,292,207
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 8.6%
$223,420,265   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $223,420,265).............     223,420,265
                                             --------------
               TOTAL SECURITIES (Cost
                 $2,397,433,385)...........   2,782,712,472
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 1.2%
$ 30,474,532   With Investors Bank and
                 Trust, dated 12/30/05,
                 3.82%, due 01/03/06,
                 repurchase proceeds at
                 maturity $30,487,467
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.88%, due
                 12/25/33, with a value of
                 $28,147,351 and Small
                 Business Administration,
                 7.13%, due 09/25/15, with
                 a value of $3,850,908)
                 (Cost $30,474,532)........  $   30,474,532
                                             --------------
               Total Investments -- 108.7%
                 (Cost $2,427,907,917).....   2,813,187,004
               Liabilities less other
                 assets -- (8.7)%..........    (225,804,943)
                                             --------------
               NET ASSETS -- 100.0%........  $2,587,382,061
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $2,453,033,279.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $402,593,097
    Gross unrealized depreciation..........   (42,439,372)
                                             ------------
    Net unrealized appreciation............  $360,153,725
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.0%
              AEROSPACE AND DEFENSE -- 1.8%
    284,900   Goodrich Corp..................  $ 11,709,390
                                               ------------
              AIRLINES -- 0.4%
     46,400   Alaska Air Group, Inc.*........     1,657,408
    121,900   ExpressJet Holdings, Inc.*.....       986,171
                                               ------------
                                                  2,643,579
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.5%
    113,600   Limited Brands, Inc............     2,538,960
     24,400   Reebok International, Ltd......     1,420,812
     59,600   Russell Corp...................       802,216
     98,550   The Cato Corp. -- Class A......     2,113,898
     44,300   VF Corp........................     2,451,562
                                               ------------
                                                  9,327,448
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.9%
     97,600   ArvinMeritor, Inc..............     1,404,464
     52,900   Autoliv, Inc...................     2,402,718
     65,300   Navistar International
                Corp.*.......................     1,868,886
                                               ------------
                                                  5,676,068
                                               ------------
              BANKS -- 8.1%
     88,400   Comerica, Inc..................     5,017,584
     35,300   Downey Financial Corp..........     2,414,167
    158,500   Huntington Bancshares, Inc.....     3,764,375
    145,400   KeyCorp........................     4,788,022
    131,700   Marshall & Ilsley Corp.........     5,668,368
    304,000   North Fork Bancorp, Inc........     8,317,440
    147,800   PNC Financial Services Group,
                Inc..........................     9,138,474
    106,000   State Street Corp..............     5,876,640
     73,900   Trustmark Corp.................     2,030,033
     34,600   UnionBanCal Corp...............     2,377,712
     67,259   United Bankshares, Inc.........     2,370,207
                                               ------------
                                                 51,763,022
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.6%
     93,800   Arbitron, Inc..................     3,562,524
    115,900   The EW Scripps Company -- Class
                A(1).........................     5,565,518
     42,100   Tribune Company................     1,273,946
                                               ------------
                                                 10,401,988
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 2.9%
    169,800   Convergys Corp.*...............  $  2,691,330
    122,800   Dun & Bradstreet Corp.*........     8,222,688
    161,600   Manpower, Inc..................     7,514,400
                                               ------------
                                                 18,428,418
                                               ------------
              CHEMICALS -- 2.6%
     38,100   Ashland, Inc...................     2,205,990
     42,300   Eastman Chemical Company.......     2,182,257
    146,500   PolyOne Corp.*.................       941,995
     38,100   PPG Industries, Inc............     2,205,990
    254,300   Syngenta AG (ADR)
                (Switzerland)*...............     6,334,613
     60,800   The Lubrizol Corp..............     2,640,544
                                               ------------
                                                 16,511,389
                                               ------------
              COMMERCIAL SERVICES -- 1.4%
    198,800   ChoicePoint, Inc.*.............     8,848,588
      3,680   Pre-Paid Legal Services,
                Inc.(1)......................       140,613
                                               ------------
                                                  8,989,201
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 3.5%
    135,600   Activision, Inc.*..............     1,863,144
     24,800   Computer Sciences Corp.*.......     1,255,872
    339,400   NCR Corp.*.....................    11,519,236
    144,700   Sybase, Inc.*..................     3,163,142
     85,100   The Reynolds and Reynolds
                Company -- Class A...........     2,388,757
    127,400   Western Digital Corp.*.........     2,370,914
                                               ------------
                                                 22,561,065
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.1%
    166,100   American Standard Companies,
                Inc..........................     6,635,695
     15,200   KB Home........................     1,104,432
     17,000   The Ryland Group, Inc..........     1,226,210
     72,500   USG Corp.*(1)..................     4,712,500
                                               ------------
                                                 13,678,837
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.4%
     73,500   Blyth, Inc.....................     1,539,825
     82,900   Eastman Kodak Company(1).......     1,939,860
     78,000   Fortune Brands, Inc............     6,085,560
    115,200   Tupperware Corp................     2,580,480
     37,900   Whirlpool Corp.(1).............     3,174,504
                                               ------------
                                                 15,320,229
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED OPERATIONS AND SERVICES -- 1.5%
    122,800   Textron, Inc...................  $  9,453,144
                                               ------------
              ELECTRONICS -- 2.1%
    120,100   Amphenol Corp. -- Class A......     5,315,626
     47,600   Belden CDT, Inc................     1,162,868
    327,400   Solectron Corp.*...............     1,198,284
    276,200   Thomson (ADR) (France).........     5,783,628
                                               ------------
                                                 13,460,406
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    135,700   Allied Waste Industries,
                Inc.*(1).....................     1,186,018
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.4%
    112,400   United Rentals North America,
                Inc.*(1).....................     2,629,036
                                               ------------
              FINANCIAL SERVICES -- 2.9%
     75,964   Advanta Corp. -- Class B.......     2,464,272
     58,100   AG Edwards, Inc................     2,722,566
     37,900   CIT Group, Inc.................     1,962,462
    281,300   E*TRADE Financial Corp.*.......     5,867,918
     80,500   Friedman, Billings, Ramsey
                Group, Inc. --
                Class A(1)...................       796,950
     54,800   H&R Block, Inc.................     1,345,340
     86,600   Nuveen Investments -- Class
                A(1).........................     3,690,892
                                               ------------
                                                 18,850,400
                                               ------------
              FOOD AND BEVERAGE -- 3.0%
    152,900   Archer-Daniels-Midland
                Company......................     3,770,514
    219,900   Del Monte Foods Company*.......     2,293,557
    150,300   McCormick & Company, Inc.......     4,647,276
    190,500   Sysco Corp.....................     5,915,025
     53,200   The Pepsi Bottling Group,
                Inc..........................     1,522,052
     76,500   Tyson Foods, Inc. -- Class
                A(1).........................     1,308,150
                                               ------------
                                                 19,456,574
                                               ------------
              INSURANCE -- 8.2%
    238,000   Aon Corp.......................     8,556,100
    132,000   Assurant, Inc..................     5,740,680
     19,100   CIGNA Corp.....................     2,133,470
     64,680   Cincinnati Financial Corp......     2,889,902
    102,000   Horace Mann Educators Corp.....     1,933,920
     40,600   Jefferson-Pilot Corp...........     2,311,358
     36,600   LandAmerica Financial Group,
                Inc..........................     2,283,840
     59,800   Lincoln National Corp..........     3,171,194

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
    122,000   MBIA, Inc.(1)..................  $  7,339,520
     28,400   MGIC Investment Corp.(1).......     1,869,288
     92,000   Nationwide Financial Services,
                Inc. -- Class A..............     4,048,000
     70,400   Principal Financial Group,
                Inc..........................     3,339,072
     12,100   Radian Group, Inc..............       708,939
     56,300   SAFECO Corp....................     3,180,950
     55,000   Unitrin, Inc...................     2,477,750
                                               ------------
                                                 51,983,983
                                               ------------
              INTERNET SERVICES -- 0.4%
    259,500   EarthLink, Inc.*...............     2,883,045
                                               ------------
              LEISURE AND RECREATION -- 2.4%
    108,200   Harrah's Entertainment, Inc....     7,713,578
    169,200   Royal Caribbean Cruises, Ltd.
                (Liberia)....................     7,624,152
                                               ------------
                                                 15,337,730
                                               ------------
              MANUFACTURING -- 4.6%
    105,500   Carlisle Companies, Inc.(1)....     7,295,325
     41,300   Crane Company..................     1,456,651
     64,700   EnPro Industries, Inc.*........     1,743,665
     50,200   Furniture Brands International,
                Inc..........................     1,120,966
     58,100   ITT Industries, Inc............     5,973,842
     86,600   Precision Castparts Corp.......     4,486,746
    140,700   The Sherwin-Williams Company...     6,390,594
    104,900   Tredegar Corp..................     1,352,161
                                               ------------
                                                 29,819,950
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 2.0%
    164,100   CR Bard, Inc...................    10,817,472
     31,400   Kindred Healthcare, Inc.*......       808,864
     31,200   Universal Health Services,
                Inc. --
                Class B(1)...................     1,458,288
                                               ------------
                                                 13,084,624
                                               ------------
              METALS AND MINING -- 0.2%
     20,700   United States Steel Corp.......       995,049
                                               ------------
              OFFICE EQUIPMENT -- 0.6%
     91,000   Pitney Bowes, Inc..............     3,844,750
                                               ------------
              OIL AND GAS: PIPELINES -- 2.1%
     57,100   National Fuel Gas Company......     1,780,949

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
    150,900   Questar Corp...................  $ 11,423,130
                                               ------------
                                                 13,204,079
                                               ------------
              OIL, COAL AND GAS -- 2.9%
     28,400   Amerada Hess Corp..............     3,601,688
     10,099   Kerr-McGee Corp................       917,595
     68,306   Marathon Oil Corp..............     4,164,617
     76,400   Praxair, Inc...................     4,046,144
     40,200   Sunoco, Inc.(1)................     3,150,876
     66,400   Swift Energy Company*..........     2,992,648
                                               ------------
                                                 18,873,568
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
     86,000   MeadWestvaco Corp..............     2,410,580
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 1.4%
     30,800   AmerisourceBergen Corp.........     1,275,120
    113,200   King Pharmaceuticals, Inc.*....     1,915,344
     86,600   Millipore Corp.*...............     5,719,064
                                               ------------
                                                  8,909,528
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.9%
    117,100   Brookfield Asset Management,
                Inc. -- Class A
                (Canada)(1)..................     5,893,643
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.7%
     47,800   American Home Mortgage
                Investment Corp..............     1,556,846
    227,500   Anthracite Capital, Inc........     2,395,575
     53,200   Crescent Real Estate Equities
                Company(1)...................     1,054,424
    335,800   HRPT Properties Trust..........     3,475,530
    180,000   MeriStar Hospitality Corp.*....     1,692,000
     38,998   RAIT Investment Trust..........     1,010,828
                                               ------------
                                                 11,185,203
                                               ------------
              RETAIL -- 3.5%
     48,500   Borders Group, Inc.............     1,050,995
    264,000   Dollar Tree Stores, Inc.*(1)...     6,320,160
    136,100   Federated Department Stores,
                Inc..........................     9,027,513
     77,900   JC Penney Company, Inc.
                (Holding Company)(1).........     4,331,240
     97,300   Saks, Inc.*....................     1,640,478
                                               ------------
                                                 22,370,386
                                               ------------
              RETAIL: RESTAURANTS -- 1.1%
    149,800   Brinker International,
                Inc.(1)......................     5,791,268

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS (CONTINUED)
     61,900   Lone Star Steakhouse & Saloon,
                Inc..........................  $  1,469,506
                                               ------------
                                                  7,260,774
                                               ------------
              RETAIL: SUPERMARKETS -- 0.8%
    113,800   Albertson's, Inc...............     2,429,630
     76,900   SUPERVALU, Inc.................     2,497,712
                                               ------------
                                                  4,927,342
                                               ------------
              RUBBER PRODUCTS -- 0.5%
    183,200   The Goodyear Tire & Rubber
                Company*(1)..................     3,184,016
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.0%
     51,300   Applera Corp.-Applied
                Biosystems Group.............     1,362,528
    493,800   PerkinElmer, Inc...............    11,633,928
                                               ------------
                                                 12,996,456
                                               ------------
              SECURITY SERVICES -- 0.9%
    125,500   The Brink's Company............     6,012,705
                                               ------------
              SEMICONDUCTORS -- 0.7%
    320,800   Micron Technology, Inc.*.......     4,269,848
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.2%
    274,200   Amdocs, Ltd. (Guernsey)*.......     7,540,500
    616,100   Avaya, Inc.*...................     6,573,787
     86,100   CenturyTel, Inc................     2,855,076
    123,500   CommScope, Inc.*...............     2,486,055
     53,400   Polycom, Inc.*.................       817,020
                                               ------------
                                                 20,272,438
                                               ------------
              TOYS -- 0.3%
    136,600   Mattel, Inc....................     2,161,012
                                               ------------
              TRANSPORTATION -- 5.8%
     45,300   Arkansas Best Corp.............     1,978,704
     81,500   CNF, Inc.......................     4,555,035
    234,700   CSX Corp.......................    11,915,719
    106,500   Florida East Coast Industries,
                Inc..........................     4,512,405
     70,600   GATX Corp......................     2,547,248
    140,700   Norfolk Southern Corp..........     6,307,581
    135,400   Sabre Holdings Corp. -- Class
                A............................     3,264,494
     98,700   Swift Transportation Company,
                Inc.*........................     2,003,610
                                               ------------
                                                 37,084,796
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 10.1%
    170,200   AGL Resources, Inc.............  $  5,924,662
    135,300   American Electric Power
                Company, Inc.(1).............     5,018,277
    118,300   Cleco Corp.....................     2,466,555
    266,000   CMS Energy Corp.*(1)...........     3,859,660
     53,200   DTE Energy Company.............     2,297,708
     83,500   Duquesne Light Holdings,
                Inc.(1)......................     1,362,720
    151,900   FirstEnergy Corp...............     7,441,581
    109,100   KeySpan Corp...................     3,893,779
    119,300   NiSource, Inc..................     2,488,598
    200,300   Northeast Utilities............     3,943,907
    153,400   PG&E Corp......................     5,694,208
     30,500   Pinnacle West Capital
                Corp.(1).....................     1,261,175
    193,700   PPL Corp.(1)...................     5,694,780
     24,800   Progress Energy, Inc...........     1,089,216
     59,200   Public Service Enterprise
                Group, Inc...................     3,846,224
    135,900   Puget Energy, Inc..............     2,775,078
     68,700   TECO Energy, Inc...............     1,180,266
    228,100   Xcel Energy, Inc.(1)...........     4,210,726
                                               ------------
                                                 64,449,120
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $575,578,100)................   615,460,837
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 11.7%
$75,129,412   Securities Lending Collateral
                Investment (Note 4) (Cost
                $75,129,412).................    75,129,412
                                               ------------
              TOTAL SECURITIES (Cost
                $650,707,512)................   690,590,249
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.7%
$30,210,034   With Investors Bank and Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $30,222,856
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 4.20%-4.24%, due
                03/01/33-07/01/33, with a
                total value of $31,720,535)
                (Cost $30,210,034)...........  $ 30,210,034
                                               ------------
              Total Investments -- 112.4%
                (Cost $680,917,546)..........   720,800,283
              Liabilities less other
                assets -- (12.4)%............   (79,268,745)
                                               ------------
              NET ASSETS -- 100.0%...........  $641,531,538
                                               ============

    The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $681,872,748.

    The following amounts are based on cost for federal income tax purposes:


    Gross unrealized appreciation..........  $ 51,745,452
    Gross unrealized depreciation..........   (12,817,917)
                                             ------------
    Net unrealized appreciation............  $ 38,927,535
                                             ============

---------------

    See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.7%
              ADVERTISING -- 1.4%
     44,100   Getty Images, Inc.*(1).........  $  3,936,807
                                               ------------
              AIRLINES -- 3.2%
    324,000   JetBlue Airways Corp.*(1)......     4,983,120
    245,900   Southwest Airlines Company.....     4,040,137
                                               ------------
                                                  9,023,257
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.3%
    148,800   Chico's FAS, Inc.*.............     6,536,784
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.7%
    105,600   Oshkosh Truck Corp. ...........     4,708,704
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.3%
    509,210   Sirius Satellite Radio,
                Inc.*(1).....................     3,411,707
    108,390   XM Satellite Radio Holdings,
                Inc. -- Class A*(1)..........     2,956,879
                                               ------------
                                                  6,368,586
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.9%
     99,670   Fluor Corp. ...................     7,700,504
    132,600   Global Payments, Inc. .........     6,180,486
                                               ------------
                                                 13,880,990
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 6.4%
    144,900   Business Objects SA (ADR)
                (France)*(1).................     5,855,409
    248,000   Ceridian Corp.*................     6,162,800
    215,300   Citrix Systems, Inc.*..........     6,196,334
                                               ------------
                                                 18,214,543
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.5%
    134,300   Washington Group International,
                Inc.*........................     7,113,871
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.4%
    118,000   Herbalife, Ltd. (Cayman
                Islands)*(1).................     3,837,360
                                               ------------
              FINANCIAL SERVICES -- 5.3%
    195,386   Janus Capital Group, Inc. .....     3,640,041
     49,950   Legg Mason, Inc. ..............     5,978,516
     75,500   T Rowe Price Group, Inc. ......     5,438,265
                                               ------------
                                                 15,056,822
                                               ------------
              FOOD AND BEVERAGE -- 1.7%
    130,620   Dean Foods Company*............     4,919,149
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 5.6%
    101,000   CheckFree Corp.*...............  $  4,635,900
    142,300   Monster Worldwide, Inc.*(1)....     5,808,686
    248,200   VeriSign, Inc.*(1).............     5,440,544
                                               ------------
                                                 15,885,130
                                               ------------
              MACHINERY -- 1.5%
    108,300   Joy Global, Inc. ..............     4,332,000
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 11.1%
    116,300   DaVita, Inc.*..................     5,889,432
     89,000   Hologic, Inc.*.................     3,374,880
     67,100   Mentor Corp.(1)................     3,091,968
     48,100   Psychiatric Solutions, Inc.*...     2,825,394
     51,854   Sierra Health Services,
                Inc.*........................     4,146,246
    111,800   Varian Medical Systems,
                Inc.*........................     5,628,012
    232,700   VCA Antech, Inc.*..............     6,562,140
                                               ------------
                                                 31,518,072
                                               ------------
              OIL, COAL AND GAS -- 14.5%
     71,000   Bill Barrett Corp.*............     2,741,310
     77,400   Cooper Cameron Corp.*..........     3,204,360
     63,700   Diamond Offshore Drilling,
                Inc.(1)......................     4,430,972
     78,100   EOG Resources, Inc. ...........     5,730,197
     60,500   Noble Corp. (Cayman
                Islands)(1)..................     4,267,670
     49,700   Peabody Energy Corp. ..........     4,096,274
    153,200   Quicksilver Resources,
                Inc.*(1).....................     6,435,932
    276,600   Southwestern Energy Company*...     9,941,004
                                               ------------
                                                 40,847,719
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 5.9%
     78,100   Celgene Corp.*.................     5,060,880
    199,800   Endo Pharmaceuticals
                Holdings, Inc.*..............     6,045,948
    196,700   Protein Design Labs,
                Inc.*(1).....................     5,590,214
                                               ------------
                                                 16,697,042
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.2%
     56,040   CB Richard Ellis Group, Inc. --
                Class A*.....................     3,297,954
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 4.5%
    153,800   Darden Restaurants, Inc. ......  $  5,979,744
    101,806   Panera Bread Company -- Class
                A*(1)........................     6,686,618
                                               ------------
                                                 12,666,362
                                               ------------
              SEMICONDUCTORS -- 6.1%
    217,000   ASML Holding (the
                Netherlands)*(1).............     4,357,360
    182,150   Broadcom Corp. -- Class A*.....     8,588,373
    174,600   Cree, Inc.*(1).................     4,406,904
                                               ------------
                                                 17,352,637
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 14.2%
    188,300   ADTRAN, Inc. ..................     5,600,042
    313,241   American Tower Corp. --
                Class A*.....................     8,488,831
    196,000   Comverse Technology, Inc.*.....     5,211,640
    211,400   Crown Castle International
                Corp.*.......................     5,688,774
    132,762   Harris Corp. ..................     5,710,094
    164,000   NeuStar, Inc. -- Class A*......     5,000,360
    130,100   UNOVA, Inc.*(1)................     4,397,380
                                               ------------
                                                 40,097,121
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $228,723,496)..........   276,290,910
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 21.1%
$59,815,920   Securities Lending Collateral
                Investment (Note 4)
                (Cost $59,815,920)...........    59,815,920
                                               ------------
              TOTAL SECURITIES (Cost
                $288,539,416)................   336,106,830
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 3.4%
$ 9,643,935   With Investors Bank and Trust,
                dated 12/30/05,
                3.82%, due 01/03/06,
                repurchase proceeds at
                maturity $9,648,029
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.50%, due 07/01/33,
                with a value of $10,126,132)
                (Cost $9,643,935)............  $  9,643,935
                                               ------------
              Total Investments -- 122.2%
                (Cost $298,183,351)..........   345,750,765
              Liabilities less other
                assets -- (22.2)%............   (62,800,323)
                                               ------------
              NET ASSETS -- 100.0%...........  $282,950,442
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $298,462,040.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $48,835,587
    Gross unrealized depreciation...........   (1,546,862)
                                              -----------
    Net unrealized appreciation.............  $47,288,725
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.6%
              AEROSPACE AND DEFENSE -- 2.2%
    172,454   Moog, Inc. -- Class A*.........  $  4,894,245
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.8%
    211,500   Phillips-Van Heusen Corp. .....     6,852,600
    196,214   Stein Mart, Inc. ..............     3,561,284
                                               ------------
                                                 10,413,884
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 3.4%
    146,900   CSK Auto Corp.*................     2,215,252
    154,700   Winnebago Industries,
                Inc.(1)......................     5,148,416
                                               ------------
                                                  7,363,668
                                               ------------
              BANKS -- 5.9%
    171,100   BankUnited Financial
                Corp. -- Class A.............     4,546,127
    132,200   Digital Insight Corp.*.........     4,233,044
    168,073   Oriental Financial Group, Inc.
                (Puerto Rico)(1).............     2,077,382
     77,800   Sterling Financial Corp.
                (Spokane)....................     1,943,444
                                               ------------
                                                 12,799,997
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.7%
    138,600   Administaff, Inc. .............     5,828,130
    170,814   Kelly Services, Inc. -- Class
                A............................     4,478,743
                                               ------------
                                                 10,306,873
                                               ------------
              COLLECTIBLES -- 1.1%
    130,800   Sotheby's Holdings,
                Inc. -- Class A*.............     2,401,488
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 5.0%
     56,500   ANSYS, Inc.*...................     2,411,985
    186,000   Checkpoint Systems, Inc.*......     4,584,900
    115,500   Verint Systems, Inc.*..........     3,981,285
                                               ------------
                                                 10,978,170
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.4%
     35,000   Hovnanian Enterprises,
                Inc. -- Class A*.............     1,737,400
     21,300   Meritage Homes Corp.*..........     1,340,196
     57,000   Standard Pacific Corp. ........     2,097,600
                                               ------------
                                                  5,175,196
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.9%
     43,200   The Scotts Miracle-Gro
                Company -- Class A(1)........     1,954,368
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 3.4%
    122,953   Watsco, Inc. ..................  $  7,353,819
                                               ------------
              EDUCATION -- 1.6%
     97,662   School Specialty, Inc.*(1).....     3,558,803
                                               ------------
              ELECTRONICS -- 2.0%
    288,500   Sonic Solutions*(1)............     4,359,235
                                               ------------
              FINANCIAL SERVICES -- 6.4%
    121,500   Accredited Home Lenders Holding
                Company*(1)..................     6,023,970
    102,500   Eaton Vance Corp. .............     2,804,400
     54,400   Jefferies Group, Inc.(1).......     2,446,912
     71,862   Raymond James Financial,
                Inc. ........................     2,707,042
                                               ------------
                                                 13,982,324
                                               ------------
              FOOD AND BEVERAGE -- 1.9%
    158,900   United Natural Foods, Inc.*....     4,194,960
                                               ------------
              INSURANCE -- 8.2%
     93,300   American Physicians Capital,
                Inc.*........................     4,272,207
    123,713   Delphi Financial Group,
                Inc. -- Class A..............     5,692,035
     17,900   Philadelphia Consolidated
                Holding Corp.*...............     1,730,751
     32,100   Protective Life Corp. .........     1,405,017
     37,600   The Commerce Group, Inc. ......     2,153,728
     69,400   United Fire & Casualty
                Company(1)...................     2,805,842
                                               ------------
                                                 18,059,580
                                               ------------
              INTERNET SERVICES -- 1.9%
    139,600   Digital River, Inc.*...........     4,151,704
                                               ------------
              LEISURE AND RECREATION -- 0.6%
     52,400   WMS Industries, Inc.*..........     1,314,716
                                               ------------
              MACHINERY -- 3.4%
     81,800   Bucyrus International,
                Inc. -- Class A(1)...........     4,310,860
     79,200   Joy Global, Inc. ..............     3,168,000
                                               ------------
                                                  7,478,860
                                               ------------
              MANUFACTURING -- 0.6%
     55,200   FLIR Systems, Inc.*(1).........     1,232,616
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 13.3%
    157,000   American Healthways,
                Inc.*(1).....................     7,104,249
     66,000   AMERIGROUP Corp.*..............     1,284,360
     42,700   Covance, Inc.*.................     2,073,085

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES (CONTINUED)
    141,700   Immucor, Inc.*.................  $  3,310,112
    138,900   Matria Healthcare, Inc.*.......     5,383,764
    181,400   Sunrise Senior Living,
                Inc.*(1).....................     6,114,994
    127,250   United Surgical Partners
                International, Inc.*.........     4,091,088
                                               ------------
                                                 29,361,652
                                               ------------
              OIL, COAL AND GAS -- 9.0%
     39,400   Cabot Oil & Gas Corp. .........     1,776,940
    239,000   Energy Partners, Ltd.*.........     5,207,810
     59,939   Headwaters, Inc.*(1)...........     2,124,238
     64,800   Oceaneering International,
                Inc.*........................     3,225,744
     59,100   ONEOK, Inc. ...................     1,573,833
     87,000   Swift Energy Company*..........     3,921,090
     39,900   The Houston Exploration
                Company*.....................     2,106,720
                                               ------------
                                                 19,936,375
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.8%
    101,500   Salix Pharmaceuticals, Ltd.*...     1,784,370
    147,100   Serologicals Corp.*(1).........     2,903,754
    160,400   VaxGen, Inc.*(1)...............     1,403,500
                                               ------------
                                                  6,091,624
                                               ------------
              PRINTING AND PUBLISHING -- 1.8%
    135,658   Scholastic Corp.*..............     3,867,610
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.2%
     47,687   Entertainment Properties
                Trust........................     1,943,245
     36,600   SL Green Realty Corp.(1).......     2,795,874
                                               ------------
                                                  4,739,119
                                               ------------
              RETAIL: RESTAURANTS -- 3.6%
     52,600   Brinker International,
                Inc.(1)......................     2,033,516
    124,200   CEC Entertainment, Inc.*.......     4,227,768
     53,200   Sonic Corp.*...................     1,569,400
                                               ------------
                                                  7,830,684
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.7%
    104,000   Tekelec*.......................     1,445,600
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TOOLS -- 0.9%
     54,700   Snap-on, Inc.(1)...............  $  2,054,532
                                               ------------
              UTILITIES -- 0.9%
     82,400   PNM Resources, Inc. ...........     2,017,976
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $196,142,734)..........   209,319,678
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 25.2%
$55,066,408   Securities Lending Collateral
                Investment (Note 4) (Cost
                $55,066,408).................    55,066,408
                                               ------------
              TOTAL SECURITIES (Cost
                $251,209,142)................   264,386,086
                                               ------------
              REPURCHASE AGREEMENTS -- 4.8%
 10,432,642   With Investors Bank and Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $10,437,070
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.71%, due 08/01/34, with a
                value of $10,954,274) (Cost
                $10,432,642).................    10,432,642
                                               ------------
              Total Investments -- 125.6%
                (Cost $261,641,784)..........   274,818,728
              Liabilities less other
                assets -- (25.6)%............   (56,069,507)
                                               ------------
              NET ASSETS -- 100.0%...........  $218,749,221
                                               ============

    The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $261,681,862.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 24,012,585
    Gross unrealized depreciation..........   (10,875,719)
                                             ------------
    Net unrealized appreciation............  $ 13,136,866
                                             ============

---------------

    See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.5%
               ADVERTISING -- 0.4%
     111,300   ADVO, Inc. .................  $    3,136,434
      88,300   Catalina Marketing Corp. ...       2,238,405
      14,000   Ventiv Health, Inc.*........         330,680
                                             --------------
                                                  5,705,519
                                             --------------
               AEROSPACE AND DEFENSE -- 0.9%
      38,600   AAR Corp.*..................         924,470
       3,000   Alliant Techsystems,
                 Inc.*.....................         228,510
      37,900   Curtiss-Wright Corp. .......       2,069,340
      67,510   DRS Technologies, Inc. .....       3,471,364
      94,000   Innovative Solutions and
                 Support, Inc.*(1).........       1,201,320
     110,550   Moog, Inc. -- Class A*......       3,137,409
      39,700   Teledyne Technologies,
                 Inc.*.....................       1,155,270
                                             --------------
                                                 12,187,683
                                             --------------
               AGRICULTURE -- 0.0%
      14,800   UAP Holding Corp. ..........         302,216
                                             --------------
               AIRLINES -- 0.6%
     133,500   AirTran Holdings,
                 Inc.*(1)..................       2,140,005
     133,100   Continental Airlines,
                 Inc. -- Class B*(1).......       2,835,030
     174,200   ExpressJet Holdings,
                 Inc.*.....................       1,409,278
      71,100   Mesa Air Group, Inc.*(1)....         743,706
      13,500   Pinnacle Airlines Corp.*....          90,045
                                             --------------
                                                  7,218,064
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 3.7%
      16,900   Abercrombie & Fitch
                 Company -- Class A(1).....       1,101,542
     103,400   AnnTaylor Stores Corp.*.....       3,569,368
     153,170   Cache, Inc.*................       2,652,904
      26,100   Charming Shoppes, Inc. .....         344,520
       7,800   Columbia Sportswear
                 Company*(1)...............         372,294
      36,600   DSW, Inc. -- Class A*(1)....         959,652
      25,600   Genesco, Inc.*..............         993,024
      46,300   Guess?, Inc.*...............       1,648,280
      62,227   Jos A Bank Clothiers,
                 Inc.*(1)..................       2,701,274
     100,500   Payless ShoeSource, Inc.*...       2,522,550
     152,200   Phillips-Van Heusen
                 Corp. ....................       4,931,280
      47,600   Polo Ralph Lauren Corp. ....       2,672,264
     316,300   Quiksilver, Inc.*...........       4,377,592
      14,500   Skechers USA, Inc. -- Class
                 A*........................         222,140
     202,800   Stage Stores, Inc. .........       6,039,384
     252,400   Stein Mart, Inc. ...........       4,581,060
     167,650   The Cato Corp. -- Class A...       3,596,093
       9,300   The Children's Place Retail
                 Stores, Inc.*.............         459,606

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: MANUFACTURING AND RETAIL
                 (CONTINUED)
       4,200   The Dress Barn, Inc.*.......  $      162,162
       8,800   Too, Inc.*..................         248,248
      23,500   Urban Outfitters,
                 Inc.*(1)..................         594,785
     117,100   Wolverine World Wide,
                 Inc. .....................       2,630,066
                                             --------------
                                                 47,380,088
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT -- 0.7%
      28,400   Aftermarket Technology
                 Corp.*....................         552,096
      13,800   Commercial Vehicle Group,
                 Inc.*.....................         259,164
     161,300   CSK Auto Corp.*.............       2,432,404
      67,000   Modine Manufacturing
                 Company...................       2,183,530
     190,600   Spartan Motors, Inc. .......       1,961,274
      55,000   Winnebago Industries,
                 Inc.(1)...................       1,830,400
                                             --------------
                                                  9,218,868
                                             --------------
               BANKS -- 5.2%
       4,900   1st Source Corp. ...........         123,235
      82,600   AMCORE Financial, Inc. .....       2,511,866
       6,800   Ameris Bancorp..............         134,912
     146,850   Astoria Financial Corp. ....       4,317,390
       7,800   BancFirst Corp. ............         616,200
      23,300   BancorpSouth, Inc. .........         514,231
      72,023   BankUnited Financial
                 Corp. -- Class A..........       1,913,651
      67,313   Boston Private Financial
                 Holdings, Inc. ...........       2,047,661
       4,700   Camden National Corp. ......         154,536
       9,000   Capital Crossing Bank*......         300,600
       8,200   Chittenden Corp. ...........         228,042
      13,300   City Holding Company........         478,135
      16,200   Columbia Banking System,
                 Inc. .....................         462,510
       2,700   Community Bancorp*..........          85,347
       8,000   Community Trust Bancorp,
                 Inc. .....................         246,000
      30,900   Corus Bankshares, Inc.(1)...       1,738,743
      13,100   Downey Financial Corp. .....         895,909
      41,700   East West Bancorp, Inc. ....       1,521,633
      12,200   Eurobancshares, Inc. (Puerto
                 Rico)*....................         172,874
       9,800   First Charter Corp. ........         231,868
       4,000   First Citizens Bancshares,
                 Inc. -- Class A...........         697,680
       2,900   First Community Bancorp.....         157,673
      45,600   First Financial Bancorp.....         798,912

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      15,300   First Financial Bankshares,
                 Inc. .....................  $      536,418
       3,600   First Financial Holdings.
                 Inc. .....................         110,592
      19,100   First Indiana Corp. ........         656,658
      75,400   First Midwest Bancorp,
                 Inc. .....................       2,643,524
       4,100   First Place Financial
                 Corp. ....................          98,605
      10,050   First Republic Bank.........         371,951
      31,700   FirstFed Financial Corp.*...       1,728,284
       7,400   Flushing Financial Corp. ...         115,218
      82,900   Fremont General Corp.(1)....       1,925,767
      18,300   Frontier Financial Corp. ...         585,600
      17,200   Hancock Holding Company.....         650,332
       5,700   Harbor Florida Bancshares,
                 Inc. .....................         211,185
       4,000   Horizon Financial Corp. ....          87,360
       7,200   Independent Bank Corp.
                 (Massachusetts)...........         205,416
      10,290   Independent Bank Corp.
                 (Michigan)................         280,197
       3,900   Integra Bank Corp. .........          83,226
       5,100   International Bancshares
                 Corp. ....................         149,736
      31,300   Irwin Financial Corp. ......         670,446
       6,000   ITLA Capital Corp.*.........         293,100
       6,195   MainSource Financial Group,
                 Inc. .....................         110,581
      48,400   MB Financial, Inc. .........       1,713,360
      12,300   MBT Financial Corp. ........         199,260
      21,100   Mid-State Bancshares........         564,425
       5,300   NBC Capital Corp. ..........         126,087
     192,500   NewAlliance Bancshares,
                 Inc.(1)...................       2,798,950
       3,800   OceanFirst Financial
                 Corp. ....................          86,488
      11,900   Old Second Bancorp, Inc. ...         363,783
      54,800   Oriental Financial Group,
                 Inc. (Puerto Rico)(1).....         677,328
      58,700   Pacific Capital Bancorp.....       2,088,546
      13,350   PFF Bancorp, Inc. ..........         407,442
     111,290   PrivateBancorp, Inc. .......       3,958,585
      14,900   S&T Bancorp, Inc. ..........         548,618
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         129,056
      16,200   Santander BanCorp (Puerto
                 Rico)(1)..................         406,944
       3,360   SCBT Financial Corp. .......         112,291
       5,800   Simmons First National
                 Corp. -- Class A..........         160,660
       6,125   Sterling Financial Corp.
                 (Pennsylvania)............         121,275
      92,900   Sterling Financial Corp.
                 (Spokane).................       2,320,642

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       6,200   Suffolk Bancorp.............  $      209,374
      20,900   Susquehanna Bancshares,
                 Inc. .....................         494,912
     146,300   SVB Financial Group*(1).....       6,852,692
       6,900   SY Bancorp, Inc. ...........         172,638
       5,400   Taylor Capital Group,
                 Inc. .....................         218,160
      84,700   Texas Regional Bancshares,
                 Inc. -- Class A...........       2,397,010
      17,400   TierOne Corp. ..............         511,734
       8,600   TrustCo Bank Corp. NY.......         106,812
      19,600   Trustmark Corp. ............         538,412
       3,000   Uninvest Corp. of
                 Pennsylvania..............          72,810
       3,900   Union Bankshares Corp. .....         168,090
      25,800   United Bankshares, Inc. ....         909,192
      21,500   United Community Financial
                 Corp. ....................         253,915
       9,555   USB Holding Company, Inc. ..         206,961
       7,000   Washington Trust Bancorp,
                 Inc. .....................         183,260
      13,600   WesBanco, Inc. .............         413,576
       6,800   West Coast Bancorp..........         179,860
      60,200   Westamerica Bancorp.........       3,194,814
       2,900   Western Sierra Bancorp*.....         105,531
      20,100   Wintrust Financial Corp. ...       1,103,490
       8,300   WSFS Financial Corp. .......         508,375
                                             --------------
                                                 67,449,162
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.7%
      31,700   Citadel Broadcasting
                 Company...................         426,048
      34,300   CKX, Inc.*..................         445,900
      36,600   Emmis Communications
                 Corp. -- Class A*.........         728,706
      11,800   Gray Television, Inc. ......         115,876
     109,800   Pixar*......................       5,788,656
      98,800   Sinclair Broadcast Group,
                 Inc. -- Class A...........         908,960
      10,400   WPT Enterprises, Inc.*(1)...          61,776
                                             --------------
                                                  8,475,922
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.4%
     164,600   Administaff, Inc. ..........       6,921,429
      17,200   Ambassadors Group, Inc. ....         393,708
     107,128   Barrett Business Services,
                 Inc.*.....................       2,677,129
      88,100   CSG Systems International,
                 Inc.*.....................       1,966,392
     173,130   FirstService Corp.
                 (Canada)*.................       4,440,785
       5,100   Forrester Research, Inc.*...          95,625
     145,380   Global Payments, Inc. ......       6,776,161

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      25,200   Huron Consulting Group,
                 Inc.*.....................  $      604,548
      63,300   John H Harland Company......       2,380,080
      35,180   Kelly Services,
                 Inc. -- Class A...........         922,420
      15,700   Labor Ready, Inc.*..........         326,874
     129,800   MAXIMUS, Inc. ..............       4,762,362
     238,720   Optimal Group, Inc. -- Class
                 A (Canada)*...............       4,836,467
      56,190   Portfolio Recovery
                 Associates, Inc.*(1)......       2,609,464
      20,800   Resources Connection,
                 Inc.*.....................         542,048
      26,600   Robert Half International,
                 Inc. .....................       1,007,874
       3,800   SOURCECORP, Inc.*...........          91,124
     113,500   Spherion Corp.*.............       1,136,135
       5,000   TALX Corp. .................         228,550
      85,300   TeleTech Holdings, Inc.*....       1,027,865
       3,000   The Corporate Executive
                 Board Company.............         269,100
      17,900   Vertrue, Inc.*(1)...........         632,407
                                             --------------
                                                 44,648,547
                                             --------------
               CHEMICALS -- 0.5%
     159,800   Compass Minerals
                 International, Inc. ......       3,921,492
      11,600   FMC Corp.*..................         616,772
       5,300   NewMarket Corp.*............         129,638
     105,300   Terra Industries, Inc.*.....         589,680
      65,000   The Valspar Corp. ..........       1,603,550
       5,000   Westlake Chemical Corp. ....         144,050
      10,900   WR Grace & Company*.........         102,460
                                             --------------
                                                  7,107,642
                                             --------------
               COLLECTIBLES -- 0.1%
      25,900   Escala Group, Inc.*(1)......         525,252
      15,600   Sotheby's Holdings, Inc. --
                 Class A*..................         286,416
                                             --------------
                                                    811,668
                                             --------------
               COMMERCIAL SERVICES -- 0.6%
       2,300   Pre-Paid Legal Services,
                 Inc.(1)...................          87,883
      71,020   Providence Service Corp.*...       2,044,666
      96,410   Steiner Leisure, Ltd.
                 (Bahama Islands)*.........       3,428,340
     142,880   TNS, Inc.*..................       2,740,438
                                             --------------
                                                  8,301,327
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 6.2%
      31,500   Advent Software, Inc.*......         910,665
      13,100   Ansoft Corp.*...............         446,055

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)
       2,600   ANSYS, Inc.*................  $      110,994
      38,100   Avid Technology, Inc.*......       2,086,356
      70,000   Black Box Corp. ............       3,316,600
      11,200   Blackbaud, Inc. ............         191,296
     176,070   Bottomline Technologies,
                 Inc.*.....................       1,940,291
     150,000   Checkpoint Systems, Inc.*...       3,697,500
     134,360   Concur Technologies,
                 Inc.*.....................       1,731,900
      29,200   Covansys Corp.*.............         397,412
      37,800   Electronics For Imaging,
                 Inc.*.....................       1,005,858
     217,750   Epicor Software Corp.*......       3,076,808
      20,200   Imation Corp. ..............         930,614
      53,100   Intergraph Corp.*(1)........       2,644,911
      22,800   InterVideo, Inc.*...........         240,540
      99,440   Itron, Inc.*................       3,981,578
      45,000   Jack Henry & Associates,
                 Inc. .....................         858,600
     111,800   Keane, Inc.*................       1,230,918
      80,900   Lawson Software, Inc.*(1)...         594,615
      38,300   Manhattan Associates,
                 Inc.*.....................         784,384
       5,400   ManTech International
                 Corp. -- Class A*.........         150,444
   1,197,900   Maxtor Corp.*...............       8,313,426
      17,500   Mercury Computer Systems,
                 Inc.*.....................         361,025
      73,754   Merge Technologies,
                 Inc.*(1)..................       1,846,800
      27,300   MicroStrategy, Inc. -- Class
                 A*(1).....................       2,258,802
      85,870   M-Systems Flash Disk
                 Pioneers, Ltd.
                 (Israel)*(1)..............       2,844,014
      27,000   MTS Systems Corp. ..........         935,280
     151,990   PDF Solutions, Inc.*........       2,469,838
      13,700   Phoenix Technologies,
                 Ltd.*.....................          85,762
       5,400   Progress Software Corp.*....         153,252
      67,700   Red Hat, Inc.*(1)...........       1,844,148
       5,000   Renaissance Learning,
                 Inc.(1)...................          94,550
      91,800   Retalix, Ltd.
                 (Israel)*(1)..............       2,245,428
       6,200   SERENA Software, Inc.*......         145,328
       4,500   SPSS, Inc.*.................         139,185
      54,600   Sybase, Inc.*...............       1,193,556
     117,600   Sykes Enterprises, Inc.*....       1,572,312
     188,600   Synopsys, Inc.*.............       3,783,316
     401,613   Synplicity, Inc.*...........       3,333,388
     148,500   The Reynolds and Reynolds
                 Company -- Class A........       4,168,395
     139,126   The Ultimate Software Group,
                 Inc.*.....................       2,653,133
     114,800   THQ, Inc.*(1)...............       2,737,980

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)
      35,300   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................  $    1,016,287
      16,400   Tyler Technologies, Inc.*...         143,992
      92,300   Western Digital Corp.*......       1,717,703
      17,000   Wind River Systems, Inc.*...         251,090
     119,190   Witness Systems, Inc.*......       2,344,467
                                             --------------
                                                 78,980,796
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 4.0%
      93,700   Agilysys, Inc. .............       1,707,214
      20,400   Brookfield Homes Corp.(1)...       1,014,492
      48,720   Building Materials Holding
                 Corp.(1)..................       3,323,191
      18,700   Eagle Materials, Inc.(1)....       2,288,132
      45,200   Granite Construction,
                 Inc. .....................       1,623,132
     163,500   Hovnanian Enterprises,
                 Inc. -- Class A*..........       8,116,140
     148,000   Meritage Homes Corp.*.......       9,312,160
      10,200   Perini Corp.*...............         246,330
     148,300   Simpson Manufacturing
                 Company, Inc. ............       5,390,705
     137,700   Standard Pacific Corp. .....       5,067,360
      83,475   Technical Olympic USA,
                 Inc. .....................       1,760,488
      10,800   The Ryland Group, Inc. .....         779,004
     138,700   Trex Company, Inc.*(1)......       3,890,535
      42,600   USG Corp.*(1)...............       2,769,000
     141,500   WCI Communities, Inc.*......       3,799,275
      12,400   William Lyon Homes,
                 Inc.*(1)..................       1,251,160
                                             --------------
                                                 52,338,318
                                             --------------
               CONSUMER GOODS AND SERVICES -- 2.9%
      23,300   American Greetings Corp. --
                 Class A(1)................         511,901
      85,360   Central Garden & Pet
                 Company*..................       3,921,438
      40,900   Chattem, Inc.*..............       1,488,351
       5,900   CNS, Inc. ..................         129,269
     117,800   Helen Of Troy, Ltd.
                 (Bermuda)*(1).............       1,897,758
     152,000   Herbalife, Ltd. (Cayman
                 Islands)*.................       4,943,041
     112,395   Jarden Corp.*(1)............       3,388,709
     183,800   NBTY, Inc.*.................       2,986,750
      32,700   Playtex Products, Inc.*.....         447,009
     197,910   Rollins, Inc. ..............       3,900,806
     164,200   Tempur-Pedic International,
                 Inc.*(1)..................       1,888,300
      69,600   The Scotts Miracle-Gro
                 Company -- Class A(1).....       3,148,704

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
     158,900   The Yankee Candle Company,
                 Inc. .....................  $    4,067,840
      56,200   Vector Group, Ltd.(1).......       1,021,154
      81,700   Weight Watchers
                 International, Inc.*......       4,038,431
                                             --------------
                                                 37,779,461
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
       2,900   Greif, Inc. -- Class A......         192,212
      45,800   Silgan Holdings, Inc. ......       1,654,296
                                             --------------
                                                  1,846,508
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      22,400   The Geo Group, Inc.*........         513,632
                                             --------------
               DISTRIBUTION -- 1.6%
      19,100   Handleman Company...........         237,222
     165,200   United Stationers, Inc.*....       8,012,200
      82,900   Universal Corp. ............       3,594,544
     115,200   Watsco, Inc. ...............       6,890,112
      49,500   WESCO International,
                 Inc.*.....................       2,115,135
                                             --------------
                                                 20,849,213
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 0.0%
      20,100   Resource America, Inc. --
                 Class A...................         342,705
                                             --------------
               EDUCATION -- 0.7%
      52,000   Education Management
                 Corp.*....................       1,742,520
       9,100   ITT Educational Services,
                 Inc.*.....................         537,901
      50,130   Laureate Education, Inc.*...       2,632,326
      76,500   School Specialty, Inc.*.....       2,787,661
      65,010   Universal Technical
                 Institute, Inc.*..........       2,011,409
                                             --------------
                                                  9,711,817
                                             --------------
               ELECTRONICS -- 2.0%
     126,520   Axsys Technologies, Inc.*...       2,271,034
     221,049   Belden CDT, Inc.(1).........       5,400,227
       4,900   Electro Scientific
                 Industries, Inc.*.........         118,335
     341,600   Flextronics International,
                 Ltd. (Singapore)*.........       3,566,304
     128,800   Nam Tai Electronics, Inc.
                 (Virgin Islands)(1).......       2,898,000
      54,100   Park Electrochemical
                 Corp. ....................       1,405,518
      35,800   Plexus Corp.*...............         814,092
     649,400   Sanmina-SCI Corp.*..........       2,766,444
     119,300   Sonic Solutions*(1).........       1,802,623
     304,380   SRS Labs, Inc.*.............       2,002,820

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS (CONTINUED)
       4,600   Superior Essex, Inc.*.......  $       92,736
      88,700   Technitrol, Inc. ...........       1,516,770
      45,200   Thomas & Betts Corp.*.......       1,896,592
                                             --------------
                                                 26,551,495
                                             --------------
               ENGINEERING -- 0.4%
       4,600   EMCOR Group, Inc.*..........         310,638
     125,300   URS Corp.*..................       4,712,533
                                             --------------
                                                  5,023,171
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     205,300   Allied Waste Industries,
                 Inc.*(1)..................       1,794,322
      36,700   Clean Harbors, Inc.*(1).....       1,057,327
      17,800   Metal Management, Inc. .....         414,028
                                             --------------
                                                  3,265,677
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.3%
     128,440   McGrath Rentcorp............       3,570,632
      23,400   Rent-Way, Inc.*.............         149,526
                                             --------------
                                                  3,720,158
                                             --------------
               FINANCIAL SERVICES -- 4.7%
     156,000   Accredited Home Lenders
                 Holding Company*(1).......       7,734,480
      15,000   Affiliated Managers Group,
                 Inc.*(1)..................       1,203,750
     229,900   AmeriCredit Corp.*..........       5,892,337
      78,500   Calamos Asset Management,
                 Inc. -- Class A...........       2,468,825
      96,000   CapitalSource, Inc.*(1).....       2,150,400
      32,800   CBOT Holdings, Inc. -- Class
                 A*(1).....................       3,075,328
     384,800   E*TRADE Financial Corp.*....       8,026,928
     163,500   Eaton Vance Corp. ..........       4,473,360
     113,100   Friedman, Billings, Ramsey
                 Group, Inc. -- Class
                 A(1)......................       1,119,690
      79,900   Investment Technology Group,
                 Inc.*.....................       2,831,656
     111,800   Jefferies Group, Inc.(1)....       5,028,764
     165,200   Knight Capital Group,
                 Inc. -- Class A*..........       1,633,828
     142,900   Lazard, Ltd. -- Class A
                 (Bermuda)(1)..............       4,558,510
       3,200   Nelnet, Inc. -- Class
                 A*(1).....................         130,176
      16,100   Nuveen Investments -- Class
                 A(1)......................         686,182
      19,600   Piper Jaffray Companies,
                 Inc.*.....................         791,840
     110,400   Raymond James Financial,
                 Inc. .....................       4,158,768

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      42,100   SEI Investments Company.....  $    1,557,700
      18,400   The Student Loan Corp. .....       3,849,832
      16,100   W Holding Company, Inc.
                 (Puerto Rico).............         132,503
                                             --------------
                                                 61,504,857
                                             --------------
               FOOD AND BEVERAGE -- 0.4%
      30,400   Boston Beer Company, Inc. --
                 Class A*..................         760,000
      56,300   Chiquita Brands
                 International, Inc.(1)....       1,126,563
      57,200   Gold Kist, Inc.*............         855,140
     105,300   John B Sanfilippo & Son,
                 Inc.*.....................       1,361,529
      40,900   Nash Finch Company(1).......       1,042,132
      11,200   Premium Standard Farms,
                 Inc. .....................         167,552
                                             --------------
                                                  5,312,916
                                             --------------
               FUNERAL SERVICES -- 0.1%
      66,500   Alderwoods Group, Inc.*.....       1,055,355
                                             --------------
               INSURANCE -- 4.3%
       7,300   American Physicians Capital,
                 Inc.*.....................         334,267
     299,984   Amerisafe, Inc.*............       3,023,839
     218,700   Assured Guaranty, Ltd.
                 (Bermuda).................       5,552,793
     147,400   Delphi Financial Group,
                 Inc. -- Class A...........       6,781,874
       6,300   FPIC Insurance Group,
                 Inc.*.....................         218,610
      12,200   Infinity Property & Casualty
                 Corp. ....................         453,962
      54,900   IPC Holdings, Ltd.
                 (Bermuda).................       1,503,162
      48,300   LandAmerica Financial Group,
                 Inc.(1)...................       3,013,920
       9,700   Penn Treaty American
                 Corp.*....................          97,388
      79,600   Philadelphia Consolidated
                 Holding Corp.*............       7,696,524
     143,700   Platinum Underwriters
                 Holdings, Ltd.
                 (Bermuda).................       4,464,759
       7,500   Presidential Life Corp. ....         142,800
      40,500   Protective Life Corp. ......       1,772,685
     114,200   Reinsurance Group of
                 America, Inc.(1)..........       5,454,192
       5,400   Safety Insurance Group,
                 Inc. .....................         217,998
      19,600   Stewart Information Services
                 Corp. ....................         953,932
      61,100   The Commerce Group, Inc. ...       3,499,808
      51,300   The Navigators Group,
                 Inc.*.....................       2,237,193

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      77,091   Tower Group, Inc. ..........  $    1,694,460
       8,600   UICI........................         305,386
     102,000   United Fire & Casualty
                 Company(1)................       4,123,860
     130,000   Universal American Financial
                 Corp.*....................       1,960,400
                                             --------------
                                                 55,503,812
                                             --------------
               INTERNET SERVICES -- 5.5%
     143,400   aQuantive, Inc.*(1).........       3,619,416
      88,860   Avocent Corp.*..............       2,416,103
       8,200   Blue Nile, Inc.*(1).........         330,542
      46,900   CheckFree Corp.*............       2,152,710
     139,580   CNET Networks, Inc.*(1).....       2,050,430
      24,600   Ctrip.com International,
                 Ltd. (ADR) (Cayman
                 Islands)..................       1,420,650
     431,450   CyberSource Corp.*..........       2,847,570
     259,825   Digitas, Inc.*..............       3,253,009
     225,300   EarthLink, Inc.*............       2,503,083
     110,179   Equinix, Inc.*(1)...........       4,490,896
      67,900   eResearch Technology,
                 Inc.*(1)..................       1,025,290
     104,500   GSI Commerce, Inc.*(1)......       1,576,905
      60,500   InfoSpace, Inc.*............       1,562,110
     111,400   Internet Security Systems,
                 Inc.*.....................       2,333,830
     105,670   j2 Global Communications,
                 Inc.*(1)..................       4,516,335
     224,620   Keynote Systems, Inc.*......       2,886,367
      52,149   Marchex, Inc. -- Class
                 B*(1).....................       1,172,831
      43,300   Monster Worldwide,
                 Inc.*(1)..................       1,767,506
      64,600   Netflix, Inc.*(1)...........       1,748,076
      45,600   NETGEAR, Inc.*(1)...........         877,800
      42,200   Nutri/System, Inc.*(1)......       1,520,044
     289,910   Online Resources Corp.*.....       3,203,506
     200,230   Openwave Systems, Inc.*(1)..       3,498,018
      17,300   Priceline.com, Inc.*(1).....         386,136
     162,220   RADVision, Ltd. (Israel)*...       2,690,046
      85,860   RightNow Technologies,
                 Inc.*.....................       1,584,976
      96,997   SafeNet, Inc.*(1)...........       3,125,243
     151,300   SonicWALL, Inc.*............       1,198,296
      14,600   Stamps.com, Inc.*...........         335,216
     100,000   The TriZetto Group,
                 Inc.*(1)..................       1,699,000
     126,100   United Online, Inc. ........       1,793,142
     113,950   ValueClick, Inc.*(1)........       2,063,635
      18,500   webMethods, Inc.*...........         142,635
      24,100   Websense, Inc.*.............       1,581,924
     133,200   WebSideStory, Inc.*.........       2,414,916
                                             --------------
                                                 71,788,192
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION -- 1.3%
     289,580   Century Casinos, Inc.*......  $    2,490,388
      61,200   Choice Hotels International,
                 Inc. .....................       2,555,712
      25,800   Four Seasons Hotels, Inc.
                 (Canada)(1)...............       1,283,550
     224,300   Interstate Hotels & Resorts,
                 Inc.*.....................         980,191
     283,820   Mikohn Gaming Corp.*........       2,801,303
      42,600   Monarch Casino & Resort,
                 Inc.*.....................         962,760
     178,560   Scientific Games Corp. --
                 Class A*..................       4,871,117
      24,200   Shuffle Master, Inc.*(1)....         608,388
      52,500   Sunterra Corp.*.............         746,550
                                             --------------
                                                 17,299,959
                                             --------------
               MACHINERY -- 1.5%
      56,000   Albany International
                 Corp. -- Class A..........       2,024,960
      49,700   Applied Industrial
                 Technologies, Inc. .......       1,674,393
      70,700   Bucyrus International,
                 Inc. -- Class A...........       3,725,890
       8,700   Columbus McKinnon Corp.*....         191,226
      50,200   Flow International
                 Corp.*(1).................         422,684
      19,500   Gardner Denver, Inc.*.......         961,350
     132,000   Joy Global, Inc. ...........       5,280,000
      74,300   Kadant, Inc.*...............       1,374,550
      13,000   Middleby Corp.*(1)..........       1,124,500
      13,600   Terex Corp.*................         807,840
      67,200   The Timken Company..........       2,151,744
                                             --------------
                                                 19,739,137
                                             --------------
               MANUFACTURING -- 2.6%
     199,100   Acuity Brands, Inc. ........       6,331,380
      39,200   AO Smith Corp. .............       1,375,920
      51,500   AptarGroup, Inc. ...........       2,688,300
     101,900   Carlisle Companies,
                 Inc.(1)...................       7,046,385
      16,300   CIRCOR International,
                 Inc. .....................         418,258
      37,700   Coherent, Inc.*.............       1,118,936
     146,250   Deswell Industries, Inc.
                 (Virgin Islands)..........       1,573,650
       3,400   EnPro Industries, Inc.*.....          91,630
     256,600   FLIR Systems, Inc.*(1)......       5,729,878
       6,300   Freightcar America, Inc. ...         302,904
      45,200   Harsco Corp. ...............       3,051,452
      34,100   Kaydon Corp. ...............       1,095,974

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)
       8,800   LSI Industries, Inc. .......  $      137,808
      67,100   Matthews International
                 Corp. -- Class A..........       2,443,111
       9,200   Steinway Musical
                 Instruments, Inc.*........         234,692
                                             --------------
                                                 33,640,278
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 8.7%
      83,240   Adeza Biomedical Corp.*.....       1,752,202
      48,710   Amedisys, Inc.*(1)..........       2,057,510
     109,500   American Healthways,
                 Inc.*(1)..................       4,954,875
       5,200   American Medical Systems
                 Holdings, Inc.*(1)........          92,716
     243,400   AMERIGROUP Corp.*...........       4,736,564
     224,620   AMN Healthcare Services,
                 Inc.*.....................       4,442,984
     107,100   AmSurg Corp.*...............       2,448,306
      37,896   AngioDynamics, Inc.*........         967,485
      32,600   Beckman Coulter, Inc. ......       1,854,940
       9,200   Cantel Medical Corp.*.......         165,048
      87,000   CorVel Corp.*...............       1,652,130
     110,300   Covance, Inc.*..............       5,355,065
      69,800   Diagnostic Products
                 Corp. ....................       3,388,790
      22,000   DJ Orthopedics, Inc.*.......         606,760
     437,510   Encore Medical Corp.*.......       2,165,675
     413,650   Five Star Quality Care,
                 Inc.*.....................       3,255,426
      65,100   Haemonetics Corp.*..........       3,180,786
     248,890   Health Grades, Inc.*........       1,560,540
     120,800   ICON PLC (ADR) (Ireland)*...       4,969,712
      12,200   ICU Medical, Inc.*..........         478,362
     172,420   I-Flow Corp.*(1)............       2,520,780
     121,160   Illumina, Inc.*.............       1,708,356
      98,590   Immucor, Inc.*..............       2,303,062
      71,940   Intermagnetics General
                 Corp.*(1).................       2,294,886
      13,200   Intuitive Surgical, Inc.*...       1,547,964
      34,760   LCA-Vision, Inc. ...........       1,651,448
       7,900   Lifecore Biomedical,
                 Inc.*.....................         128,217
      88,770   Lifeline Systems, Inc.*.....       3,245,431
      28,200   Luminex Corp.*..............         327,684
       7,200   Magellan Health Services,
                 Inc.*.....................         226,440
      73,110   Matria Healthcare, Inc.*....       2,833,744
      62,500   Matrixx Initiatives,
                 Inc.*(1)..................       1,309,375
       7,700   MedCath Corp.*..............         142,835
       1,900   Mentor Corp.(1).............          87,552
      11,100   Meridian Bioscience,
                 Inc. .....................         223,554

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                 (CONTINUED)
      13,900   Natus Medical, Inc.*........  $      224,346
      39,400   Neurometrix, Inc.*..........       1,074,832
     107,170   NuVasive, Inc.*(1)..........       1,939,777
      10,500   Odyssey HealthCare, Inc.*...         195,720
     144,900   OraSure Technologies,
                 Inc.*.....................       1,278,018
     501,570   Orthovita, Inc.*............       1,946,092
       5,300   Pediatrix Medical Group,
                 Inc.*.....................         469,421
       5,700   Per-Se Technologies,
                 Inc.*.....................         133,152
     103,401   PolyMedica Corp.(1).........       3,460,831
      39,700   PSS World Medical, Inc.*....         589,148
       1,700   Quality Systems, Inc.*......         130,492
      11,600   Sierra Health Services,
                 Inc.*.....................         927,536
       4,000   Somanetics Corp.*...........         128,000
      64,780   SonoSite, Inc.*(1)..........       2,267,948
     122,600   Sunrise Senior Living,
                 Inc.*(1)..................       4,132,846
      43,700   SurModics, Inc.*(1).........       1,616,463
      49,140   Syneron Medical, Ltd.
                 (Israel)*(1)..............       1,560,195
      49,800   Techne Corp.*...............       2,796,270
     109,600   The Cooper Companies,
                 Inc. .....................       5,622,480
     214,070   The Spectranetics Corp.*....       2,408,288
     100,800   Thoratec Corp.*.............       2,085,552
      18,700   Triad Hospitals, Inc.*......         733,601
      65,300   Universal Health Services,
                 Inc. -- Class B(1)........       3,052,122
       4,500   US Physical Therapy,
                 Inc.*.....................          83,115
      26,300   Varian Medical Systems,
                 Inc.*(1)..................       1,323,942
       5,500   Vital Signs, Inc. ..........         235,510
                                             --------------
                                                111,052,901
                                             --------------
               METALS AND MINING -- 1.5%
      51,500   Aber Diamond Corp.
                 (Canada)(1)...............       1,896,745
      70,300   Commercial Metals Company...       2,639,062
     107,200   Mueller Industries, Inc. ...       2,939,424
     305,700   Novelis, Inc. (Canada)(1)...       6,386,073
      48,800   NS Group, Inc.*.............       2,040,328
      34,700   Reliance Steel & Aluminum
                 Company...................       2,120,864
      17,000   Titanium Metals Corp.*(1)...       1,075,420
     175,200   Wolverine Tube, Inc.*.......         886,512
                                             --------------
                                                 19,984,428
                                             --------------
               OFFICE EQUIPMENT -- 0.3%
     115,800   Herman Miller, Inc. ........       3,264,402
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL AND GAS: EQUIPMENT -- 0.9%
      32,290   Hydril Company*.............  $    2,021,354
      24,300   Lone Star Technologies,
                 Inc.*.....................       1,255,338
      78,440   Maverick Tube Corp.*(1).....       3,126,619
      82,730   Oil States International,
                 Inc.*(1)..................       2,620,886
     138,580   Superior Energy Services,
                 Inc.*.....................       2,917,109
                                             --------------
                                                 11,941,306
                                             --------------
               OIL, COAL AND GAS -- 5.7%
      14,100   Berry Petroleum Company --
                 Class A...................         806,520
     215,850   Cabot Oil & Gas Corp. ......       9,734,835
      59,600   Cal Dive International,
                 Inc.*(1)..................       2,139,044
      13,800   Callon Petroleum Company*...         243,570
      16,100   Clayton Williams Energy,
                 Inc.*.....................         672,014
     154,450   Encore Acquisition
                 Company*..................       4,948,578
     260,900   Energy Partners, Ltd.*......       5,685,011
      14,900   Foundation Coal Holdings,
                 Inc. .....................         566,200
      57,300   Frontier Oil Corp. .........       2,150,469
     161,600   Global Industries, Ltd.*....       1,834,160
     353,440   Grey Wolf, Inc.*............       2,732,091
     154,000   Harvest Natural Resources,
                 Inc.*(1)..................       1,367,520
      93,400   Headwaters, Inc.*(1)........       3,310,096
      88,300   Oceaneering International,
                 Inc.*.....................       4,395,574
      95,100   ONEOK, Inc. ................       2,532,513
     183,700   Parker Drilling Company*....       1,989,471
     106,180   Patterson-UTI Energy,
                 Inc. .....................       3,498,631
       3,100   Petroleum Development
                 Corp.*....................         103,354
      34,500   Remington Oil & Gas Corp.*..       1,259,250
      57,500   St Mary Land & Exploration
                 Company(1)................       2,116,575
     135,800   Swift Energy Company*.......       6,120,506
      74,600   The Houston Exploration
                 Company*..................       3,938,880
      23,900   Ultra Petroleum Corp.
                 (Canada)*.................       1,333,620
      50,250   Unit Corp.*.................       2,765,258
     154,800   Whiting Petroleum Corp.*....       6,192,000
                                             --------------
                                                 72,435,740
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.0%
      10,100   Longview Fibre Company......  $      210,181
      19,200   Rock-Tenn Company -- Class
                 A.........................         262,080
                                             --------------
                                                    472,261
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 5.3%
     238,300   Abgenix, Inc.*(1)...........       5,125,833
      14,700   Adams Respiratory
                 Therapeutics, Inc.*.......         597,702
      27,000   Affymetrix, Inc.*...........       1,289,250
     105,800   Albany Molecular Research,
                 Inc.*.....................       1,285,470
     106,700   Alpharma, Inc. -- Class A...       3,042,017
      34,900   Andrx Corp.*................         574,803
      96,429   AtheroGenics, Inc.*(1)......       1,929,544
      46,700   Barr Pharmaceuticals,
                 Inc.*.....................       2,908,943
      15,000   Bentley Pharmaceuticals,
                 Inc.*.....................         246,150
     151,700   Cephalon, Inc.*(1)..........       9,821,057
     163,700   Cubist Pharmaceuticals,
                 Inc.*.....................       3,478,625
      24,300   deCODE genetics, Inc.*(1)...         200,718
     363,300   Dendreon Corp.*(1)..........       1,969,086
     215,700   DepoMed, Inc.*(1)...........       1,294,200
      86,100   Endo Pharmaceuticals
                 Holdings, Inc.*...........       2,605,386
      20,799   Enzo Biochem, Inc.*(1)......         258,324
     143,600   Enzon Pharmaceuticals,
                 Inc.*.....................       1,062,640
     211,230   First Horizon Pharmaceutical
                 Corp.*(1).................       3,643,718
      51,400   InterMune, Inc.*(1).........         863,520
      27,700   LifeCell Corp.*.............         528,239
     287,500   Medarex, Inc.*(1)...........       3,981,875
      10,400   Millipore Corp.*............         686,816
      23,700   Neurocrine Biosciences,
                 Inc.*.....................       1,486,701
       9,300   Nutraceutical International
                 Corp.*....................         126,015
     125,336   Pharmaceutical Product
                 Development, Inc. ........       7,764,565
      18,400   POZEN, Inc.*................         176,456
      39,900   Regeneron Pharmaceuticals,
                 Inc.*.....................         636,405
     137,040   Salix Pharmaceuticals,
                 Ltd.*(1)..................       2,409,163
      86,700   Serologicals Corp.*(1)......       1,711,458

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                 (CONTINUED)
      91,700   Trimeris, Inc.*(1)..........  $    1,053,633
      35,000   United Therapeutics
                 Corp.*....................       2,419,200
     183,610   ViroPharma, Inc.*(1)........       3,405,966
                                             --------------
                                                 68,583,478
                                             --------------
               PRINTING AND PUBLISHING -- 0.7%
     232,400   Bowne & Company, Inc. ......       3,448,816
     102,500   Scholastic Corp.*...........       2,922,275
     103,200   Valassis Communications,
                 Inc.*.....................       3,000,024
                                             --------------
                                                  9,371,115
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      29,800   Getty Realty Corp. .........         783,442
      27,300   Trammell Crow Company*......         700,245
                                             --------------
                                                  1,483,687
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 4.2%
     175,900   Acadia Realty Trust.........       3,526,795
      45,000   Arbor Realty Trust, Inc. ...       1,166,400
      18,300   Associated Estates Realty
                 Corp. ....................         165,432
      18,100   Boykin Lodging Company*.....         221,182
      17,500   Capital Trust, Inc. -- Class
                 A.........................         512,400
       3,200   CentraCore Properties
                 Trust.....................          85,984
      12,100   Commercial Net Lease
                 Realty....................         246,477
      89,500   Cousins Properties, Inc. ...       2,532,850
       5,200   Digital Realty Trust,
                 Inc. .....................         117,676
      57,000   Entertainment Properties
                 Trust.....................       2,322,750
     127,700   Equity Inns, Inc. ..........       1,730,335
      69,500   Equity One, Inc. ...........       1,606,840
     113,600   FelCor Lodging Trust,
                 Inc. .....................       1,955,056
       8,600   Global Signal, Inc. ........         371,176
      32,200   Gramercy Capital Corp. .....         733,516
      57,900   Heritage Property Investment
                 Trust.....................       1,933,860
      37,300   Innkeepers USA Trust........         596,800
      31,700   Jer Investors Trust,
                 Inc. .....................         537,315
     157,890   KKR Financial Corp. ........       3,787,781
      80,700   LaSalle Hotel Properties....       2,963,304
      59,500   LTC Properties, Inc. .......       1,251,285
      85,600   Maguire Properties, Inc. ...       2,645,040
     197,600   MeriStar Hospitality
                 Corp.*....................       1,857,440
      30,100   Mid-America Apartment
                 Communities, Inc. ........       1,459,850
      11,400   National Health Realty,
                 Inc. .....................         295,944

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      12,500   NorthStar Realty Finance
                 Corp. ....................  $      127,375
     124,300   OMEGA Healthcare Investors,
                 Inc. .....................       1,564,937
      44,900   PS Business Parks, Inc. ....       2,209,080
      76,500   RAIT Investment Trust.......       1,982,880
     167,300   Realty Income Corp. ........       3,617,026
       6,600   Saul Centers, Inc. .........         238,260
      46,200   SL Green Realty Corp.(1)....       3,529,218
      11,500   Sovran Self Storage(1)......         540,155
      16,700   Sunstone Hotel Investors,
                 Inc. .....................         443,719
      36,100   Taubman Centers, Inc. ......       1,254,475
     201,200   U-Store-It Trust............       4,235,260
                                             --------------
                                                 54,365,873
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 0.0%
       4,900   Apollo Investment Corp. ....          87,857
                                             --------------
               RETAIL -- 1.0%
     148,300   Casey's General Stores,
                 Inc. .....................       3,677,840
      40,600   Circuit City Stores,
                 Inc. .....................         917,154
      41,800   Longs Drug Stores Corp. ....       1,521,102
      31,500   Pantry, Inc.*...............       1,480,185
       6,100   Sonic Automotive, Inc. .....         135,908
      49,900   Trans World Entertainment
                 Corp.*....................         284,430
      57,500   Williams-Sonoma, Inc.*......       2,481,125
      91,600   Zale Corp.*.................       2,303,740
                                             --------------
                                                 12,801,484
                                             --------------
               RETAIL: RESTAURANTS -- 1.7%
      84,700   Brinker International,
                 Inc.(1)...................       3,274,502
     112,050   CEC Entertainment, Inc.*....       3,814,182
      56,800   CKE Restaurants, Inc. ......         767,368
     144,038   Cosi, Inc.*.................       1,195,515
      60,700   Domino's Pizza, Inc. .......       1,468,940
      24,700   Jack in the Box, Inc.*......         862,771
      34,500   Lone Star Steakhouse &
                 Saloon, Inc. .............         819,030
      21,800   Panera Bread Company --
                 Class A*(1)...............       1,431,824
      35,100   Papa John's International,
                 Inc.*.....................       2,081,781
     148,500   Ruby Tuesday, Inc.(1).......       3,844,665
      85,800   Sonic Corp.*................       2,531,100
                                             --------------
                                                 22,091,678
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS -- 0.0%
      12,100   Pathmark Stores, Inc.*......  $      120,879
      14,600   Spartan Stores, Inc.*.......         152,132
                                             --------------
                                                    273,011
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.9%
      53,800   Cymer, Inc.*................       1,910,438
     114,200   FEI Company*(1).............       2,189,214
     188,960   Hexcel Corp.*...............       3,410,728
      67,800   Varian, Inc.*...............       2,697,762
      11,400   Woodward Governor Company...         980,514
                                             --------------
                                                 11,188,656
                                             --------------
               SEMICONDUCTORS -- 4.7%
     156,790   Advanced Analogic
                 Technologies, Inc.*.......       2,171,542
      50,240   Agere Systems, Inc.*........         648,096
     387,700   Altera Corp.*...............       7,184,080
     234,100   AMIS Holdings, Inc.*........       2,493,165
     320,200   Brooks Automation, Inc.*....       4,012,106
      99,100   Cirrus Logic, Inc.*.........         661,988
      13,500   Cohu, Inc. .................         308,745
     198,100   Cree, Inc.*(1)..............       5,000,044
      95,000   Emulex Corp.*...............       1,880,050
       9,300   Fairchild Semiconductor
                 International, Inc.*......         157,263
     194,900   Genesis Microchip,
                 Inc.*(1)..................       3,525,741
     102,800   Intersil Corp. -- Class A...       2,557,664
      22,400   Kopin Corp.*................         119,840
     176,900   Kulicke and Soffa
                 Industries, Inc.*.........       1,563,796
     329,000   Lattice Semiconductor
                 Corp.*....................       1,421,280
     143,900   Micrel, Inc.*...............       1,669,240
     170,260   Microsemi Corp.*............       4,709,392
      19,400   MKS Instruments, Inc.*......         347,066
      56,600   Netlogic Microsystems,
                 Inc.*(1)..................       1,541,784
      88,400   Novellus Systems, Inc.*.....       2,132,208
     201,640   O2Micro International, Ltd.
                 (ADR) (Cayman Islands)*...       2,052,695
      89,200   OmniVision Technologies,
                 Inc.*(1)..................       1,780,432
     160,900   Pixelworks, Inc.*...........         817,372
      60,200   PortalPlayer, Inc.*(1)......       1,704,864
      15,900   SiRF Technology Holdings,
                 Inc.*.....................         473,820
      21,100   Supertex, Inc.*.............         933,675

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
     324,600   Teradyne, Inc.*.............  $    4,729,422
     131,430   Ultratech, Inc.*............       2,158,081
     140,980   Volterra Semiconductor
                 Corp.*(1).................       2,114,700
                                             --------------
                                                 60,870,151
                                             --------------
               SPORTING GOODS AND EQUIPMENT -- 0.2%
      80,150   Hibbett Sporting Goods,
                 Inc.*.....................       2,282,672
      49,000   The Nautilus Group, Inc. ...         914,340
                                             --------------
                                                  3,197,012
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.8%
      27,500   ADTRAN, Inc. ...............         817,850
     136,500   American Tower Corp. --
                 Class A*..................       3,699,150
      18,100   Anaren, Inc.*...............         282,903
     638,100   Avaya, Inc.*................       6,808,527
      91,500   Brightpoint, Inc.*..........       2,537,295
       6,400   Centennial Communications
                 Corp.*....................          99,328
      21,700   Commonwealth Telephone
                 Enterprises, Inc. ........         732,809
      97,700   CommScope, Inc.*(1).........       1,966,701
      16,100   CT Communications, Inc. ....         195,454
      27,600   Digi International, Inc.*...         289,524
      28,100   Dobson Communications
                 Corp. -- Class A*.........         210,750
       8,100   Intrado, Inc.*..............         186,462
      10,100   Iowa Telecommunications
                 Services, Inc. ...........         156,449
      11,000   Newport Corp.*..............         148,940
      10,700   North Pittsburgh Systems,
                 Inc. .....................         201,909
      94,900   Plantronics, Inc. ..........       2,685,670
     549,100   Polycom, Inc.*..............       8,401,230
     692,000   RF Micro Devices, Inc.*.....       3,743,720
      10,900   Syniverse Holdings, Inc.*...         227,810
      88,900   TALK America Holdings,
                 Inc.*(1)..................         767,207
     152,000   UbiquiTel, Inc.*............       1,503,280
       9,300   USA Mobility, Inc.*.........         257,796
                                             --------------
                                                 35,920,764
                                             --------------
               TOOLS -- 0.3%
      88,900   Snap-on, Inc.(1)............       3,339,084
                                             --------------
               TOYS -- 0.1%
      63,800   JAKKS Pacific, Inc.*(1).....       1,335,972
                                             --------------
               TRANSPORTATION -- 1.2%
     101,540   American Commercial Lines,
                 Inc.*.....................       3,075,647

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
     142,450   Genesee & Wyoming, Inc. --
                 Class A*..................  $    5,348,997
       2,700   Hub Group, Inc. -- Class
                 A*........................          95,445
     107,905   Old Dominion Freight Line,
                 Inc.*.....................       2,911,277
      10,700   Swift Transportation
                 Company, Inc.*............         217,210
     159,860   Vitran Corp., Inc. -- Class
                 A (Canada)*...............       3,149,242
      49,000   Werner Enterprises, Inc. ...         965,300
                                             --------------
                                                 15,763,118
                                             --------------
               UTILITIES -- 1.5%
      94,500   Atmos Energy Corp. .........       2,472,120
      18,600   Avista Corp. ...............         329,406
      13,300   Cascade Natural Gas
                 Corp. ....................         259,483
      13,200   Cleco Corp. ................         275,220
      58,700   New Jersey Resources
                 Corp. ....................       2,458,943
      61,000   Nicor, Inc.(1)..............       2,397,910
     222,300   PNM Resources, Inc. ........       5,444,127
      32,300   Sierra Pacific Resources*...         421,192
      86,800   Westar Energy, Inc. ........       1,866,200
     118,500   WGL Holdings, Inc. .........       3,562,110
                                             --------------
                                                 19,486,711
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $1,105,725,232)...........   1,264,884,852
                                             --------------
 PRINCIPAL
 ---------
               SHORT TERM US TREASURY SECURITIES -- 0.1%
$    750,000   US Treasury Bill,
                 3.83%, 03/16/06(e) (Cost
                 $744,016).................         744,016
                                             --------------
               SECURITIES LENDING COLLATERAL -- 20.0%
 259,405,644   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $259,405,644).............     259,405,644
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,365,874,892)...........   1,525,034,512
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 2.9%
$ 37,835,074   With Investors Bank and
                 Trust, dated 12/30/05,
                 3.82%, due 01/03/06,
                 repurchase proceeds at
                 maturity $37,851,133
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 4.30% -- 4.67%,
                 due 07/01/18 -- 01/01/34,
                 with a total value of
                 $27,408,399, and various
                 Small Business
                 Administrations, 6.63% --
                 7.13%, due 11/25/21 --
                 11/25/27, with a total
                 value of $12,318,428)
                 (Cost $37,835,074)........  $   37,835,074
                                             --------------
               Total Investments -- 120.5%
                 (Cost $1,403,709,966).....   1,562,869,586
               Liabilities less other
                 assets -- (20.5)%.........    (266,197,677)
                                             --------------
               NET ASSETS -- 100.0%........  $1,296,671,909
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $1,407,364,826.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $199,490,679
    Gross unrealized depreciation..........   (43,985,919)
                                             ------------
    Net unrealized appreciation............  $155,504,760
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS -- 96.2%
             ADVERTISING -- 0.6%
    31,400   Ventiv Health, Inc.*............  $    741,668
                                               ------------
             AEROSPACE AND DEFENSE -- 0.8%
    16,400   ARGON ST, Inc.*.................       508,072
    15,200   Esterline Technologies Corp.*...       565,288
                                               ------------
                                                  1,073,360
                                               ------------
             AIRLINES -- 0.5%
    44,000   AirTran Holdings, Inc.*.........       705,320
                                               ------------
             APPAREL: MANUFACTURING AND RETAIL -- 7.4%
    21,772   Cache, Inc.*....................       377,091
    14,300   Carter's, Inc.*.................       841,555
    23,700   Coldwater Creek, Inc.*..........       723,561
    22,100   Genesco, Inc.*..................       857,259
    25,000   Jos A Bank Clothiers, Inc.*.....     1,085,250
    19,400   K-Swiss, Inc. -- Class A........       629,336
    25,000   Phillips-Van Heusen Corp. ......       810,000
    17,400   Steven Madden, Ltd.*............       508,602
     8,800   The Cato Corp. -- Class A.......       188,760
    22,500   The Dress Barn, Inc.*...........       868,725
    38,500   The Stride Rite Corp. ..........       522,060
    28,100   The Warnaco Group, Inc.*........       750,832
    31,700   Too, Inc.*......................       894,257
    34,100   Wolverine World Wide, Inc. .....       765,886
                                               ------------
                                                  9,823,174
                                               ------------
             AUTOMOBILE: RETAIL -- 0.6%
    36,700   Copart, Inc.*...................       846,302
                                               ------------
             AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
               EQUIPMENT -- 0.2%
     8,400   Modine Manufacturing Company....       273,756
                                               ------------
             BANKS -- 3.1%
    12,900   Central Pacific Financial
               Corp. ........................       463,368
    17,400   First BanCorp (Puerto Rico).....       215,934
     2,900   First Citizens Bancshares,
               Inc. -- Class A...............       505,818
     6,400   First Community Bancorp.........       347,968
    31,700   First Niagara Financial Group,
               Inc. .........................       458,699
    11,400   FirstFed Financial Corp.*.......       621,528
    15,200   Franklin Bank Corp.*............       273,448
    17,400   Greater Bay Bancorp.............       445,788
    12,600   The South Financial Group,
               Inc. .........................       347,004

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
     9,100   TierOne Corp. ..................  $    267,631
     5,300   United Community Banks, Inc.
               (Georgia).....................       141,298
                                               ------------
                                                  4,088,484
                                               ------------
             BUSINESS SERVICES AND SUPPLIES -- 2.9%
    20,200   Advisory Board Company*.........       962,934
    28,600   Gevity HR, Inc. ................       735,592
    25,600   Labor Ready, Inc.*..............       532,992
    16,300   Mobile Mini, Inc.*..............       772,620
    17,200   TALX Corp. .....................       786,212
                                               ------------
                                                  3,790,350
                                               ------------
             COMMERCIAL SERVICES -- 1.2%
    13,500   Euronet Worldwide, Inc.*........       375,300
    21,500   Providence Service Corp.*.......       618,985
    17,300   Steiner Leisure, Ltd. (Bahama
               Islands)*.....................       615,188
                                               ------------
                                                  1,609,473
                                               ------------
             COMPUTER EQUIPMENT, SOFTWARE AND
               SERVICES -- 7.9%
    22,100   Advent Software, Inc.*..........       638,911
    15,700   Ansoft Corp.*...................       534,585
    14,800   ANSYS, Inc.*....................       631,812
    16,200   Black Box Corp. ................       767,556
    64,200   Bottomline Technologies,
               Inc.*.........................       707,484
    19,900   Checkpoint Systems, Inc.*.......       490,535
    40,900   Epicor Software Corp.*..........       577,917
    12,000   Hutchinson Technology, Inc.*....       341,400
    19,200   Hyperion Solutions Corp.*.......       687,744
    35,600   Informatica Corp.*..............       427,200
    39,400   Magma Design Automation, Inc.*..       331,354
    16,100   Merge Technologies, Inc.*.......       403,144
    88,800   Micromuse, Inc.*................       878,232
    27,700   Moldflow Corp.*.................       386,138
    16,200   M-Systems Flash Disk Pioneers,
               Ltd. (Israel)*................       536,544
     6,600   Neoware Systems, Inc*...........       153,780
    53,400   Radiant Systems, Inc.*..........       649,344
    29,200   The Ultimate Software Group,
               Inc.*.........................       556,844
    29,000   Transaction Systems Architects,
               Inc. -- Class A*..............       834,910
                                               ------------
                                                 10,535,434
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION SERVICES AND SUPPLIES -- 4.8%
    40,300   Builders FirstSource, Inc.*.....  $    861,211
    12,700   Cavco Industries, Inc.*.........       486,156
    49,400   Champion Enterprises, Inc.*.....       672,828
    27,400   Dycom Industries, Inc.*.........       602,800
    20,100   ElkCorp.........................       676,566
    18,400   NCI Building Systems,
               Inc.*(1)......................       781,632
    12,700   Simpson Manufacturing Company,
               Inc. .........................       461,645
    16,100   Texas Industries, Inc. .........       802,424
    19,600   The Genlyte Group, Inc.*........     1,049,972
                                               ------------
                                                  6,395,234
                                               ------------
             CONSUMER GOODS AND SERVICES -- 1.6%
    13,000   Chattem, Inc.*..................       473,070
    14,700   Craftmade International,
               Inc. .........................       294,147
     1,437   Parlux Fragrances, Inc.*........        43,872
    11,500   Spectrum Brands, Inc.*..........       233,565
    14,900   The Toro Company................       652,173
    31,900   Ultralife Batteries, Inc.*......       382,800
                                               ------------
                                                  2,079,627
                                               ------------
             CONTAINERS AND PACKAGING -- 0.3%
    11,400   Silgan Holdings, Inc. ..........       411,768
                                               ------------
             CORRECTIONAL FACILITIES -- 0.5%
    15,200   Corrections Corp. of America*...       683,544
                                               ------------
             DISTRIBUTION -- 0.5%
    17,900   Central European Distribution
               Corp.*(1).....................       718,506
                                               ------------
             DIVERSIFIED OPERATIONS AND SERVICES -- 0.4%
    10,261   Walter Industries, Inc. ........       510,177
                                               ------------
             ELECTRONICS -- 1.7%
    84,200   Aeroflex, Inc. .................       905,150
    10,100   EDO Corp. ......................       273,306
    13,400   KEMET Corp.*....................        94,738
    94,900   Microtune, Inc.*................       395,733
    22,600   Orbotech, Ltd. (Israel)*........       541,722
                                               ------------
                                                  2,210,649
                                               ------------
             ENGINEERING -- 0.3%
     6,600   EMCOR Group, Inc.*..............       445,698
                                               ------------
             ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
               SERVICES -- 0.6%
    19,300   Aleris International, Inc.*.....       622,232
    10,100   Metal Management, Inc. .........       234,926
                                               ------------
                                                    857,158
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             EQUIPMENT RENTAL AND LEASING -- 0.5%
    32,200   Aaron Rents, Inc. ..............  $    678,776
                                               ------------
             FINANCIAL SERVICES -- 1.8%
     8,200   Affiliated Managers Group,
               Inc.*.........................       658,050
     9,800   ASTA Funding, Inc. .............       267,932
    12,900   Doral Financial Corp. (Puerto
               Rico).........................       136,740
    15,500   Encore Capital Group, Inc.*.....       268,925
    14,000   Piper Jaffray Companies,
               Inc.*.........................       565,600
    61,200   W Holding Company, Inc. (Puerto
               Rico).........................       503,676
                                               ------------
                                                  2,400,923
                                               ------------
             FOOD AND BEVERAGE -- 0.6%
    13,700   Chiquita Brands International,
               Inc. .........................       274,137
    24,500   Corn Products International,
               Inc. .........................       585,305
                                               ------------
                                                    859,442
                                               ------------
             INSURANCE -- 3.4%
    15,200   Amerisafe, Inc.*................       153,216
    11,700   Arch Capital Group, Ltd.
               (Bermuda)*....................       640,575
    18,300   Infinity Property & Casualty
               Corp. ........................       680,943
    23,400   Platinum Underwriters Holdings,
               Ltd. (Bermuda)................       727,038
     9,300   RLI Corp. ......................       463,791
    13,400   Selective Insurance Group,
               Inc. .........................       711,540
    23,800   The Phoenix Companies, Inc. ....       324,632
    16,500   Zenith National Insurance
               Corp. ........................       760,980
                                               ------------
                                                  4,462,715
                                               ------------
             INTERNET SERVICES -- 9.0%
    92,305   Art Technology Group, Inc.*.....       180,918
    18,600   Blackboard, Inc.*...............       539,028
     9,800   Blue Nile, Inc.*(1).............       395,038
    44,400   Click Commerce, Inc.*(1)........       933,288
    20,500   Digital River, Inc.*(1).........       609,670
    26,500   eCollege.com, Inc.*.............       477,795
   124,500   Entrust, Inc.*..................       602,580
    25,700   Jupitermedia Corp.*.............       379,846

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             INTERNET SERVICES (CONTINUED)
    45,800   LivePerson, Inc.*...............  $    256,938
    24,300   NETGEAR, Inc.*..................       467,775
    48,600   Packeteer, Inc.*................       377,622
    48,000   Performance Technologies,
               Inc.*.........................       393,120
    22,100   Priceline.com, Inc.*(1).........       493,272
    41,700   RADVision, Ltd. (Israel)*.......       691,499
    76,500   RealNetworks, Inc. .............       593,640
    36,600   Secure Computing Corp.*.........       448,716
    33,900   SonicWALL, Inc.*................       268,488
    57,000   Stellent, Inc.*.................       566,010
    40,100   The TriZetto Group, Inc.*.......       681,299
    45,800   ValueClick, Inc.*...............       829,438
    41,997   VASCO Data Security
               International, Inc.*..........       414,090
    82,300   webMethods, Inc.*...............       634,533
    12,200   Websense, Inc.*.................       800,808
                                               ------------
                                                 12,035,411
                                               ------------
             LEISURE AND RECREATION -- 0.9%
     9,800   Dover Downs Gaming &
               Entertainment, Inc. ..........       138,670
    61,500   Mikohn Gaming Corp.*(1).........       607,005
    17,400   Scientific Games Corp. -- Class
               A*............................       474,672
                                               ------------
                                                  1,220,347
                                               ------------
             MACHINERY -- 2.6%
    23,600   ASV, Inc.*......................       589,528
   146,400   Flow International Corp.*.......     1,232,688
    12,300   Gardner Denver, Inc.*...........       606,390
    68,400   Presstek, Inc.*.................       618,336
    18,200   Sauer-Danfoss, Inc. ............       342,342
                                               ------------
                                                  3,389,284
                                               ------------
             MANUFACTURING -- 3.4%
    21,800   Ceradyne, Inc.*.................       954,840
    27,500   Encore Wire Corp.*..............       625,900
    23,600   Griffon Corp.*..................       561,916
     9,900   Lincoln Electric Holdings,
               Inc. .........................       392,634
    78,300   Power-One, Inc.*................       471,366
     5,700   PW Eagle, Inc. .................       116,850
    11,900   Rogers Corp.*...................       466,242
    28,140   TTM Technologies, Inc.*.........       264,516
    26,100   Wabtec Corp. ...................       702,090
                                               ------------
                                                  4,556,354
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             MEDICAL EQUIPMENT, SUPPLIES, AND
               SERVICES -- 8.8%
    20,000   Amedisys, Inc.*.................  $    844,800
    10,400   American Retirement Corp.*......       261,352
    70,600   AMICAS, Inc.*...................       350,176
    34,100   Aspect Medical Systems, Inc.*...     1,171,335
    18,800   Hologic, Inc.*..................       712,896
     7,000   ICU Medical, Inc.*..............       274,470
    25,800   Illumina, Inc.*.................       363,780
    32,500   IntraLase Corp*(1)..............       579,475
    25,700   IRIS International, Inc.*.......       561,802
    22,347   LHC Group, Inc.*................       389,508
    16,100   LifePoint Hospitals, Inc.*......       603,750
    13,000   Matria Healthcare, Inc.*........       503,880
     8,200   Matrixx Initiatives, Inc.*......       171,790
    28,000   Meridian Bioscience, Inc. ......       563,920
    43,300   Natus Medical, Inc.*............       698,862
    31,300   Palomar Medical Technologies,
               Inc.*.........................     1,096,752
    40,400   Per-Se Technologies, Inc.*......       943,744
    21,700   SurModics, Inc.*(1).............       802,683
    71,400   Third Wave Technologies*........       212,772
    29,000   Thoratec Corp.*.................       600,010
                                               ------------
                                                 11,707,757
                                               ------------
             METALS AND MINING -- 1.0%
    11,600   Carpenter Technology Corp. .....       817,452
     5,400   Commercial Metals Company.......       202,716
    11,600   Gibraltar Industries, Inc. .....       266,104
                                               ------------
                                                  1,286,272
                                               ------------
             OFFICE EQUIPMENT -- 0.5%
    22,800   Herman Miller, Inc. ............       642,732
                                               ------------
             OIL AND GAS: EQUIPMENT -- 0.4%
    22,500   Superior Energy Services,
               Inc.*.........................       473,625
                                               ------------
             OIL AND GAS: PIPELINES -- 0.1%
     4,300   Hornbeck Offshore Services,
               Inc.*.........................       140,610
                                               ------------
             OIL, COAL AND GAS -- 3.9%
    18,700   Cal Dive International, Inc.*...       671,143
    17,200   Core Laboratories NV (the
               Netherlands)*.................       642,592
    22,000   Foundation Coal Holdings,
               Inc. .........................       836,000
    17,300   Headwaters, Inc.*...............       613,112
     6,100   Oceaneering International,
               Inc.*.........................       303,658
    17,200   TETRA Technologies, Inc.*.......       524,944
    14,400   Tidewater, Inc. ................       640,224

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
    16,600   Todco -- Class A*...............  $    631,796
     5,700   Unit Corp.*.....................       313,671
                                               ------------
                                                  5,177,140
                                               ------------
             PHARMACEUTICALS/RESEARCH AND
               DEVELOPMENT -- 6.5%
    74,300   Arena Pharmaceuticals,
               Inc.*(1)......................     1,056,546
    47,100   Bentley Pharmaceuticals,
               Inc.*.........................       772,911
    29,200   Cubist Pharmaceuticals, Inc.*...       620,500
    14,200   Digene Corp.*...................       414,214
     7,400   Hi-Tech Pharmacal Company
               Inc.*.........................       327,746
    26,200   LifeCell Corp.*.................       499,634
    45,400   PetMed Express, Inc.*...........       643,318
    48,600   Protein Design Labs, Inc.*......     1,381,212
    42,200   Serologicals Corp.*.............       833,028
    31,600   SFBC International, Inc.*.......       505,916
    12,400   United Therapeutics Corp.*......       857,088
    39,000   ViroPharma, Inc.*...............       723,450
                                               ------------
                                                  8,635,563
                                               ------------
             REAL ESTATE DEVELOPMENT AND SERVICES -- 0.9%
    90,300   HouseValues, Inc.*(1)...........     1,176,609
                                               ------------
             RETAIL -- 1.6%
    19,100   BJ'S Wholesale Club, Inc.*......       564,596
    10,400   Conn's, Inc.*...................       383,448
    13,800   First Cash Financial Services,
               Inc.*.........................       402,408
     8,799   Guitar Center, Inc.*............       440,038
    11,400   The Sportman's Guide, Inc.*.....       271,890
                                               ------------
                                                  2,062,380
                                               ------------
             RETAIL: RESTAURANTS -- 1.3%
    37,800   Luby's, Inc.*...................       502,740
    12,300   Panera Bread Company -- Class
               A*............................       807,864
     1,242   RARE Hospitality International,
               Inc.*.........................        37,744
    13,700   Sonic Corp.*....................       404,150
                                               ------------
                                                  1,752,498
                                               ------------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.0%
    19,500   Cymer, Inc.*....................       692,445
    23,500   FEI Company*....................       450,495
    36,500   Metrologic Instruments, Inc.*...       702,990
    24,200   Trimble Navigation, Ltd.*.......       858,858
                                               ------------
                                                  2,704,788
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             SECURITY SERVICES -- 0.4%
    31,600   Ituran Location and Control,
               Ltd. (Israel)*................  $    504,020
                                               ------------
             SEMICONDUCTORS -- 4.9%
    16,300   ATMI, Inc.*.....................       455,911
    39,400   Credence Systems Corp.*.........       274,224
    23,100   Cree, Inc.*(1)..................       583,044
    48,000   Cypress Semiconductor Corp.*....       684,000
    43,600   Integrated Device Technology,
               Inc.*.........................       574,648
   111,600   Kopin Corp.*....................       597,060
    14,200   Microsemi Corp.*................       392,772
    37,500   MIPS Technologies, Inc.*........       213,000
    23,900   Netlogic Microsystems, Inc.*....       651,036
    23,500   O2Micro International, Ltd.
               (ADR) (Cayman Islands)*.......       239,230
    32,500   Photronics, Inc.*...............       489,450
    12,300   PortalPlayer, Inc.*(1)..........       348,336
    14,783   Power Integrations, Inc.*.......       351,983
    34,300   Semtech Corp.*..................       626,318
                                               ------------
                                                  6,481,012
                                               ------------
             SPORTING GOODS AND EQUIPMENT -- 0.3%
    14,000   Hibbett Sporting Goods, Inc.*...       398,720
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 3.7%
    10,132   CALAMP Corp. ...................       106,285
    50,900   Carrier Access Corp.*...........       251,446
    48,700   Ditech Communications Corp.*....       406,645
    50,300   General Cable Corp.*............       990,910
    21,000   NICE Systems Ltd.(ADR)
               (Israel)*.....................     1,011,360
    46,700   Radyne Corp.*...................       680,419
    42,600   Tekelec*........................       592,140
    46,900   Tollgrade Communications,
               Inc*..........................       512,617
    81,900   Westell Technologies, Inc. --
               Class A*......................       368,550
                                               ------------
                                                  4,920,372
                                               ------------
             TRANSPORTATION -- 1.8%
     6,700   Arkansas Best Corp. ............       292,656
    20,100   Marten Transport, Ltd.*.........       366,222
    16,300   Old Dominion Freight Line,
               Inc.*.........................       439,774

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             TRANSPORTATION (CONTINUED)
    22,900   Pacer International, Inc. ......  $    596,774
    31,100   Universal Truckload Services,
               Inc.*.........................       715,300
                                               ------------
                                                  2,410,726
                                               ------------
             TOTAL COMMON STOCKS
               (Cost $127,835,265)...........   127,877,758
                                               ------------
PRINCIPAL
---------
             SECURITIES LENDING COLLATERAL -- 6.3%
$8,438,426   Securities Lending Collateral
               Investment (Note 4)
               (Cost $8,438,426).............     8,438,426
                                               ------------
             TOTAL SECURITIES (Cost
               $136,273,691).................   136,316,184
                                               ------------
             REPURCHASE AGREEMENTS -- 5.1%
 6,730,608   With Investors Bank and Trust,
               dated 12/30/05,
               3.82%, due 01/03/06,
               repurchase proceeds at
               maturity $6,733,465
               (Collateralized by Small
               Business Administration,
               6.27%, due 05/25/18, with a
               value of $7,067,139)
               (Cost $6,730,608).............     6,730,608
                                               ------------
             Total Investments -- 107.6%
               (Cost $143,004,299)...........   143,046,792
             Liabilities less other
               assets -- (7.6)%..............   (10,143,258)
                                               ------------
             NET ASSETS -- 100.0%............  $132,903,534
                                               ============

    The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $143,566,156.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 3,382,866
    Gross unrealized depreciation...........   (3,902,230)
                                              -----------
    Net unrealized depreciation.............  $  (519,364)
                                              ===========

---------------

    See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.5%
              AEROSPACE AND DEFENSE -- 1.4%
     78,350   The Boeing Company.............  $  5,503,304
                                               ------------
              AIRLINES -- 0.8%
    145,900   AMR Corp.*(1)..................     3,243,357
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.4%
     96,290   Chico's FAS, Inc.*.............     4,230,020
    148,520   Coach, Inc.*...................     4,951,657
                                               ------------
                                                  9,181,677
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.5%
     55,440   Toyota Motor Corp.
                (ADR)(Japan)(1)..............     5,800,133
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.7%
    398,350   Sirius Satellite Radio,
                Inc.*(1).....................     2,668,945
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.0%
     79,560   Global Payments, Inc. .........     3,708,292
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 9.1%
    133,490   Apple Computer, Inc.*..........     9,596,596
     49,610   Electronic Arts, Inc.*.........     2,595,099
    573,230   EMC Corp. (Massachusetts)*.....     7,807,393
    289,210   Hewlett-Packard Company........     8,280,082
    140,060   Network Appliance, Inc.*.......     3,781,620
     86,570   Salesforce.com, Inc.*(1).......     2,774,569
                                               ------------
                                                 34,835,359
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.0%
     65,180   Cemex SA de CV (ADR)
                (Mexico).....................     3,867,129
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 5.9%
    642,650   General Electric Company.......    22,524,883
                                               ------------
              ELECTRONICS -- 2.2%
    188,700   ATI Technologies, Inc.
                (Canada)*....................     3,206,013
    129,610   Sony Corp. (ADR) (Japan)(1)....     5,288,088
                                               ------------
                                                  8,494,101
                                               ------------
              FINANCIAL SERVICES -- 5.2%
     12,200   Chicago Mercantile Exchange
                Holdings, Inc. ..............     4,483,378
    264,570   Mitsubishi UFJ Financial Group,
                Inc. (ADR) (Japan)...........     3,621,963
     89,140   Nasdaq Stock Market,
                Inc.*(1).....................     3,135,945
    201,440   Nomura Holdings, Inc. (ADR)
                (Japan)......................     3,871,677
    336,540   The Charles Schwab Corp. ......     4,937,042
                                               ------------
                                                 20,050,005
                                               ------------
              FOOD AND BEVERAGE -- 1.1%
    169,240   Archer-Daniels-Midland
                Company......................     4,173,458
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 10.4%
    227,120   Akamai Technologies, Inc.*.....  $  4,526,502
    224,880   eBay, Inc.*....................     9,726,060
     41,650   Google, Inc. -- Class A*(1)....    17,278,919
    207,890   YAHOO!, Inc.*..................     8,145,130
                                               ------------
                                                 39,676,611
                                               ------------
              LEISURE AND RECREATION -- 2.5%
    151,740   Scientific Games Corp. -- Class
                A*...........................     4,139,467
     87,000   Starwood Hotels & Resorts
                Worldwide, Inc. .............     5,555,820
                                               ------------
                                                  9,695,287
                                               ------------
              MACHINERY -- 1.4%
    130,080   Joy Global, Inc. ..............     5,203,200
                                               ------------
              MANUFACTURING -- 1.0%
     71,000   Precision Castparts Corp. .....     3,678,510
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 7.3%
     38,500   Cerner Corp.*..................     3,500,035
     40,560   Express Scripts, Inc.*.........     3,398,928
     52,520   Omnicare, Inc. ................     3,005,194
    158,880   St Jude Medical, Inc.*.........     7,975,776
    162,090   UnitedHealth Group, Inc. ......    10,072,273
                                               ------------
                                                 27,952,206
                                               ------------
              METALS AND MINING -- 1.6%
     76,380   Companhia Vale do Rio Doce
                (CVRD) (ADR) (Brazil)........     3,142,273
     46,200   Nucor Corp.(1).................     3,082,464
                                               ------------
                                                  6,224,737
                                               ------------
              OIL AND GAS: PIPELINES -- 0.7%
     29,260   Kinder Morgan, Inc. ...........     2,690,457
                                               ------------
              OIL, COAL AND GAS -- 1.7%
     54,440   CONSOL Energy, Inc. ...........     3,548,400
     34,370   Peabody Energy Corp. ..........     2,832,775
                                               ------------
                                                  6,381,175
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 12.3%
     40,170   Allergan, Inc.(1)..............     4,336,753
    115,740   Amgen, Inc.*...................     9,127,256
    130,720   Caremark Rx, Inc.*.............     6,769,989
     91,140   Genentech, Inc.*...............     8,430,450
     92,680   Genzyme Corp.*.................     6,559,890
    153,750   Gilead Sciences, Inc.*.........     8,091,863
     83,440   Teva Pharmaceutical Industries,
                Ltd. (ADR) (Israel)(1).......     3,588,754
                                               ------------
                                                 46,904,955
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2005

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.9%
     60,500   CB Richard Ellis Group, Inc. --
                Class A*.....................  $  3,560,425
                                               ------------
              RETAIL -- 1.0%
     99,300   Tiffany & Company..............     3,802,197
                                               ------------
              RETAIL: RESTAURANTS -- 1.3%
    162,030   Starbucks Corp.*...............     4,862,520
                                               ------------
              RETAIL: SUPERMARKETS -- 1.0%
     49,420   Whole Foods Market, Inc. ......     3,824,614
                                               ------------
              SEMICONDUCTORS -- 12.0%
    248,310   Advanced Micro Devices,
                Inc.*........................     7,598,286
    416,800   Applied Materials, Inc. .......     7,477,392
    186,340   Broadcom Corp. -- Class A*.....     8,785,931
    140,890   KLA-Tencor Corp. ..............     6,950,104
    158,820   Marvell Technology Group, Ltd.
                (Bermuda)*...................     8,908,213
    463,180   Micron Technology, Inc.*(1)....     6,164,926
                                               ------------
                                                 45,884,852
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 12.1%
    125,310   America Movil SA de CV --
                Series L (ADR) (Mexico)......     3,666,571
    125,960   Comverse Technology, Inc.*.....     3,349,276
    379,070   Corning, Inc.*.................     7,452,516
    145,900   Crown Castle International
                Corp.*.......................     3,926,169
  1,897,930   JDS Uniphase Corp.*............     4,479,115
    319,040   Motorola, Inc. ................     7,207,114
     84,890   NII Holdings, Inc.*(1).........     3,707,995
    228,560   QUALCOMM, Inc. ................     9,846,365
    249,960   Tellabs, Inc.*.................     2,724,564
                                               ------------
                                                 46,359,685
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $322,860,578)................   380,752,074
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 9.7%
$36,910,309   Securities Lending Collateral
                Investment (Note 4) (Cost
                $36,910,309).................  $ 36,910,309
                                               ------------
              TOTAL SECURITIES
                (Cost $359,770,887)..........   417,662,383
                                               ------------
              REPURCHASE AGREEMENTS -- 0.6%
  2,103,212   With Investors Bank and Trust,
                dated 12/30/05,
                3.82%, due 01/03/06,
                repurchase proceeds at
                maturity $2,104,105
                (Collateralized by Small
                Business Administration,
                7.13%, due 12/25/26, with a
                value of $2,208,373)
                (Cost $2,103,212)............     2,103,212
                                               ------------
              Total Investments -- 109.8%
                (Cost $361,874,099)..........   419,765,595
              Liabilities less other
                assets -- (9.8)%.............   (37,636,535)
                                               ------------
              NET ASSETS -- 100.0%...........  $382,129,060
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $361,935,319.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $59,518,767
    Gross unrealized depreciation...........   (1,688,491)
                                              -----------
    Net unrealized appreciation.............  $57,830,276
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 89.6%
              ADVERTISING -- 0.5%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,508,713
    455,000   WDAC Subsidiary Corp. -- 144A,
                8.38%, 12/01/14..............       443,056
                                               ------------
                                                  1,951,769
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       406,850
    415,000   Armor Holdings, Inc., 8.25%,
                08/15/13.....................       448,200
    210,000   B/E Aerospace, Series B, 8.00%,
                03/01/08.....................       211,050
                                               ------------
                                                  1,066,100
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.2%
    940,000   Case New Holland, Inc., 9.25%,
                08/01/11.....................     1,010,500
                                               ------------
              AIRLINES -- 1.3%
    920,000   American Airlines, Inc., 8.61%,
                04/01/11.....................       914,697
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,679,009
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       311,221
    950,000   AMR Corp.,
                9.00%, 08/01/12(2)...........       828,875
  1,094,940   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............       998,062
    500,000   Delta Air Lines, Inc., 7.90%,
                12/15/09(g)..................       115,000
    435,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08(g)...........       384,975
                                               ------------
                                                  5,231,839
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.6%
  3,300,000   Levi Strauss & Company, 12.25%,
                12/15/12.....................     3,695,999
  1,755,000   Levi Strauss & Company, 9.75%,
                01/15/15.....................     1,833,975
  1,740,000   Levi Strauss & Company,
                Floating Rate,
                8.80%, 04/01/12(b)...........     1,761,750
  2,240,000   Neiman Marcus Group,
                Inc. -- 144A,
                9.00%, 10/15/15..............     2,301,600
  2,940,000   Neiman Marcus Group,
                Inc. -- 144A,
                10.38%, 10/15/15.............     3,002,475

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL (CONTINUED)
$ 1,905,000   Oxford Industries, Inc., 8.88%,
                06/01/11.....................  $  1,950,244
  2,780,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,752,200
    490,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............       499,800
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       726,100
    590,000   Quiksilver, Inc.,
                6.88%, 04/15/15..............       570,825
                                               ------------
                                                 19,094,968
                                               ------------
              AUTOMOBILE: RENTAL -- 1.5%
  3,505,000   Hertz Corp. -- 144A, 8.88%,
                01/01/14.....................     3,588,244
  2,615,000   Hertz Corp. -- 144A, 10.50%,
                01/01/16.....................     2,706,525
                                               ------------
                                                  6,294,769
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 2.0%
  2,110,000   Collins & Aikman Products
                Company, Series B, 9.75%,
                02/15/10.....................     1,867,349
    395,000   Commercial Vehicle
                Group -- 144A,
                8.00%, 07/01/13..............       392,038
    155,000   Dura Operating Corp.,
                Series D,
                9.00%, 05/01/09..............        88,350
    270,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       234,900
    780,000   Metaldyne Corp., 10.00%,
                11/01/13.....................       709,800
    565,000   Navistar International Corp.,
                7.50%, 06/15/11..............       540,988
  1,270,000   Navistar International Corp.,
                6.25%, 03/01/12..............     1,143,000
    260,000   Rexnord Corp.,
                10.13%, 12/15/12.............       280,800
  1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14..............       950,000
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,037,138

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT (CONTINUED)
$   354,000   TRW Automotive, Inc., 11.00%,
                02/15/13.....................  $    399,135
    680,000   Visteon Corp.,
                8.25%, 08/01/10..............       581,400
                                               ------------
                                                  8,224,898
                                               ------------
              BROADCAST SERVICES/MEDIA -- 6.3%
  1,075,000   Adelphia Communications,
                10.25%, 11/01/06(g)..........       602,000
    840,000   Adelphia Communications,
                10.25%, 06/15/11(g)..........       508,200
    305,000   Adelphia Communications, Series
                B, 9.25%, 10/01/02(g)(k).....       170,800
  5,970,000   CCO Holdings LLC/Capital
                Corp. -- 144A,
                8.75%, 11/15/13..............     5,716,274
  2,285,000   Charter Communications Holdings
                II,
                10.25%, 09/15/10.............     2,285,000
  1,740,000   Coleman Cable, Inc., 9.88%,
                10/01/12.....................     1,418,100
  1,030,000   CSC Holdings, Inc., 10.50%,
                05/15/16.....................     1,096,950
    405,000   CSC Holdings, Inc.,
                Series B,
                7.63%, 04/01/11..............       405,000
  4,625,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(f).....     4,856,250
  2,040,000   Kabel Deutschland GMBH -- 144A
                (Germany), 10.63%,
                07/01/14.....................     2,157,300
    715,000   LBI Media, Inc.,
                10.13%, 07/15/12.............       762,369
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(f).....       419,663
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(f).....     1,255,731
    430,000   ONO Finance PLC (United
                Kingdom),
                14.00%, 02/15/11(l)(o).......       550,485
  1,300,000   ONO Finance PLC (United
                Kingdom),
                14.00%, 02/15/11.............     1,405,625
  2,485,000   Sirius Satellite Radio,
                Inc. -- 144A,
                9.63%, 08/01/13..............     2,460,150
                                               ------------
                                                 26,069,897
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 0.9%
$ 1,500,000   Affinity Group, Inc., 9.00%,
                02/15/12.....................  $  1,505,625
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,251,200
                                               ------------
                                                  3,756,825
                                               ------------
              CHEMICALS -- 4.4%
     87,000   Avecia Group PLC (United
                Kingdom),
                11.00%, 07/01/09.............        90,045
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       723,775
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,242,113
    760,000   IMC Global, Inc., 10.88%,
                08/01/13.....................       876,850
  1,675,000   IMC Global, Inc.,
                Series B,
                11.25%, 06/01/11.............     1,809,000
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       359,600
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,484,766
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,534,420
  1,260,000   Nova Chemicals Corp.
                (Canada) -- 144A,
                Floating Rate,
                7.56%, 11/15/13(i)...........     1,293,075
  2,900,000   OM Group, Inc.,
                9.25%, 12/15/11..............     2,849,249
  1,200,000   PolyOne Corp.,
                10.63%, 05/15/10.............     1,293,000
    365,000   PolyOne Corp.,
                8.88%, 05/01/12..............       359,525
    380,000   PQ Corp. -- 144A, 7.50%,
                02/15/13.....................       355,300
    340,000   Rhodia SA (France), 10.25%,
                06/01/10.....................       374,000
  1,148,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,264,235
    215,000   Tronox Worldwide/Tronox Finance
                Corp. -- 144A,
                9.50%, 12/01/12..............       220,375
  1,455,000   UAP Holding Corp.,
                zero coupon, 07/15/12(f).....     1,267,669
                                               ------------
                                                 18,396,997
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 2.7%
$ 3,985,000   GSC Holdings Corp. -- 144A,
                8.00%, 10/01/12..............  $  3,765,825
  1,590,000   GSC Holdings Corp. -- 144A,
                Floating Rate, 7.88%,
                10/01/11(b)..................     1,582,050
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,957,500
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       170,000
    190,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       192,850
  1,685,000   SunGard Data Systems,
                Inc. -- 144A,
                9.13%, 08/15/13..............     1,752,400
  1,445,000   SunGard Data Systems,
                Inc. -- 144A,
                10.25%, 08/15/15.............     1,452,225
    420,000   SunGard Data Systems,
                Inc. -- 144A, Floating Rate,
                8.52%, 08/15/13(i)...........       436,800
                                               ------------
                                                 11,309,650
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.7%
    910,000   Dayton Superior Corp., 10.75%,
                09/15/08.....................       882,700
  1,955,000   Nortek, Inc.,
                8.50%, 09/01/14..............     1,896,350
    930,000   NTK Holdings, Inc.,
                zero coupon, 03/01/14(f).....       585,900
    865,000   Panolam Industries
                International -- 144A,
                10.75%, 10/01/13.............       836,888
    520,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12..............       464,100
  2,090,000   RMCC Acquisition
                Company -- 144A,
                9.50%, 11/01/12..............     2,110,900
    330,000   Stanley-Martin
                Companies -- 144A,
                9.75%, 08/15/15..............       301,950
                                               ------------
                                                  7,078,788
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
    695,000   Fedders North America, 9.88%,
                03/01/14.....................       500,400
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(f).....       219,775
    303,000   WH Holdings, Ltd./WH Capital
                Corp.,
                9.50%, 04/01/11..............       328,755
                                               ------------
                                                  1,048,930
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONTAINERS AND PACKAGING -- 2.3%
$   995,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14..............  $    987,072
    300,000   Kappa Beheer BV (the
                Netherlands),
                10.63%, 07/15/09.............       312,126
  3,255,000   Smurfit-Stone Container Corp.,
                9.25%, 02/01/08..............     3,352,650
  2,220,000   Solo Cup Company, 8.50%,
                02/15/14.....................     1,953,600
  3,140,000   Stone Container Finance Company
                of Canada (Canada), 7.38%,
                07/15/14.....................     2,873,100
    235,000   US Can Corp.,
                10.88%, 07/15/10.............       245,575
                                               ------------
                                                  9,724,123
                                               ------------
              DISTRIBUTION -- 0.2%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............     1,007,600
                                               ------------
              EDUCATION -- 0.2%
    740,000   Knowledge Learning
                Center -- 144A,
                7.75%, 02/01/15..............       706,700
                                               ------------
              ELECTRONICS -- 0.1%
    550,000   Muzak LLC,
                10.00%, 02/15/09.............       482,625
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 1.6%
  1,225,000   Aleris International, Inc.,
                10.38%, 10/15/10.............     1,344,438
    651,000   Aleris International, Inc.,
                9.00%, 11/15/14..............       673,785
  2,630,000   Allied Waste North America,
                Inc., Series B,
                8.88%, 04/01/08..............     2,787,800
    410,000   Allied Waste North America,
                Inc., Series B,
                8.50%, 12/01/08..............       432,550
  1,555,000   Waste Services, Inc., 9.50%,
                04/15/14.....................     1,562,775
                                               ------------
                                                  6,801,348
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.7%
    235,000   United Rentals North America,
                Inc.,
                6.50%, 02/15/12..............       230,006

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              EQUIPMENT RENTAL AND LEASING (CONTINUED)
$   365,000   United Rentals North America,
                Inc.,
                7.75%, 11/15/13..............  $    357,700
  2,400,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............     2,256,000
                                               ------------
                                                  2,843,706
                                               ------------
              FINANCIAL SERVICES -- 5.4%
    600,000   Alamosa Delaware, Inc., 12.00%,
                07/31/09.....................       659,250
  2,050,000   Alamosa Delaware, Inc., 11.00%,
                07/31/10.....................     2,321,625
  1,335,000   BCP US Crystal Holdings Corp.,
                9.63%, 06/15/14..............     1,491,863
    385,000   Dana Credit Corp. -- 144A,
                8.38%, 08/15/07..............       364,788
  1,665,000   E*TRADE Financial Corp., 8.00%,
                06/15/11.....................     1,739,925
    865,000   Ford Motor Credit Company,
                6.50%, 01/25/07..............       837,068
  3,090,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     2,742,662
  1,465,000   Ford Motor Credit Company,
                7.88%, 06/15/10..............     1,319,530
  5,220,000   Ford Motor Credit Company,
                Floating Rate, 7.26%,
                11/02/07(b)..................     4,993,576
  1,060,000   General Motors Acceptance
                Corp., 6.13%, 09/15/06.......     1,029,806
    170,000   General Motors Acceptance
                Corp., 7.00%, 02/01/12.......       154,362
  4,200,000   General Motors Acceptance
                Corp., 8.00%, 11/01/31.......     4,033,759
    620,000   Residential Capital Corp.,
                6.88%, 06/30/15..............       659,955
                                               ------------
                                                 22,348,169
                                               ------------
              FOOD AND BEVERAGE -- 2.1%
  1,280,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,348,800
  3,250,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11(f).....     2,600,000
  1,415,000   Pierre Foods, Inc., 9.88%,
                07/15/12.....................     1,443,300
  3,100,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............     2,968,250
    357,000   United Agriculture Products,
                8.25%, 12/15/11..............       376,635
                                               ------------
                                                  8,736,985
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FUNERAL SERVICES -- 0.3%
$ 1,090,000   Service Corp.
                International -- 144A,
                7.00%, 06/15/17..............  $  1,087,275
                                               ------------
              LEISURE AND RECREATION -- 8.2%
  1,415,000   AMC Entertainment, Inc., 9.88%,
                02/01/12.....................     1,393,775
    162,890   Eldorado Casino Shreveport,
                10.00%, 08/01/12.............       124,611
    875,000   GreekTown Holdings -- 144A,
                10.75%, 12/01/13.............       872,813
  1,870,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     1,860,650
  4,710,000   Kerzner International (Bahama
                Islands) -- 144A, 6.75%,
                10/01/15.....................     4,604,024
  2,590,000   Loews Cineplex Entertainment
                Corp.,
                9.00%, 08/01/14..............     2,628,850
  1,500,000   MGM MIRAGE,
                6.63%, 07/15/15..............     1,503,750
    460,000   Mohegan Tribal Gaming
                Authority, 8.00%, 04/01/12...       486,450
  1,070,000   OED Corp./Diamond JO, 8.75%,
                04/15/12.....................     1,048,600
  1,330,000   San Pasqual Casino -- 144A,
                8.00%, 09/15/13..............     1,356,600
  3,405,000   Six Flags, Inc.,
                8.88%, 02/01/10..............     3,336,900
  1,350,000   Station Casinos, Inc., 6.88%,
                03/01/16.....................     1,387,125
    890,000   The Majestic Star Casino LLC,
                9.50%, 10/15/10..............       941,175
    700,000   The Majestic Star Casino LLC/
                The Majestic Star Casino
                Capital Corp. -- 144A, 9.75%,
                01/15/11.....................       708,750
  5,965,000   Trump Entertainment Resorts,
                Inc., 8.50%, 06/01/15........     5,845,699
  1,035,000   Tunica-Biloxi Gaming
                Authority -- 144A,
                9.00%, 11/15/15..............     1,040,175
  1,917,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     2,051,190
  3,515,000   Wynn Las Vegas LLC/Capital
                Corp.,
                6.63%, 12/01/14..............     3,435,913
                                               ------------
                                                 34,627,050
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MACHINERY -- 0.7%
$   830,000   Chart Industries, Inc. -- 144A,
                9.13%, 10/15/15..............  $    850,750
    745,000   Terex Corp.,
                Series B,
                10.38%, 04/01/11.............       793,425
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       340,075
    970,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............       853,600
                                               ------------
                                                  2,837,850
                                               ------------
              MANUFACTURING -- 1.8%
    455,000   Aearo Company I, 8.25%,
                04/15/12.....................       464,100
    800,000   Amsted Industries,
                Inc. -- 144A, 10.25%,
                10/15/11.....................       860,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,791,138
  1,025,000   Goodman Global Holding
                Company -- 144A,
                Floating Rate,
                7.49%, 06/15/12(i)...........     1,019,875
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        16,350
    720,000   MAAX Corp. (Canada), 9.75%,
                06/15/12.....................       572,400
    640,000   Samsonite Corp.,
                8.88%, 06/01/11..............       665,600
    720,000   Venture Holdings Trust,
                Series B,
                9.50%, 02/01/06(g)...........         6,300
                                               ------------
                                                  7,395,763
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 2.8%
  1,540,000   Accellent, Inc. -- 144A,
                10.50%, 12/01/13.............     1,586,200
  1,345,000   CDRV Investors, Inc.,
                zero coupon, 01/01/15(f).....       830,538
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       280,800
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       227,700
    870,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............       887,400
    800,000   National Mentor, Inc., 9.63%,
                12/01/12.....................       840,000
  1,170,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,210,950
    835,000   Res-Care, Inc. -- 144A, 7.75%,
                10/15/13.....................       839,175

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
$   350,000   Safety Products Holdings --
                144A, 11.75%,
                01/01/12(j)(l)...............  $    345,188
  1,570,000   US Oncology, Inc., 9.00%,
                08/15/12.....................     1,687,749
  1,345,000   US Oncology, Inc., 10.75%,
                08/15/14.....................     1,499,675
  1,220,000   VWR International, Inc., 8.00%,
                04/15/14.....................     1,220,000
                                               ------------
                                                 11,455,375
                                               ------------
              METALS AND MINING -- 1.3%
  1,349,000   Ispat Inland ULC (Canada),
                9.75%, 04/01/14..............     1,534,488
  1,635,000   Mueller Group, Inc., 10.00%,
                05/01/12.....................     1,745,362
  1,240,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(f).....       939,300
  1,395,000   Novelis, Inc. -- 144A (Canada),
                7.50%, 02/15/15..............     1,307,813
                                               ------------
                                                  5,526,963
                                               ------------
              OIL AND GAS: PIPELINES -- 2.0%
  1,550,000   Dynegy Holdings, Inc., 7.63%,
                10/15/26.....................     1,387,250
    105,000   El Paso Corp.,
                7.50%, 08/15/06..............       106,575
    620,000   El Paso Corp.,
                7.63%, 08/16/07..............       633,950
    740,000   El Paso Corp.,
                9.63%, 05/15/12..............       819,550
    485,000   El Paso Corp., Series MTN,
                6.95%, 12/15/07..............       492,881
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       404,700
  1,120,000   Semgroup LP -- 144A, 8.75%,
                11/15/15.....................     1,150,800
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       295,272
  2,510,000   Transmontaigne, Inc., 9.13%,
                06/01/10.....................     2,478,625
    375,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............       436,875
                                               ------------
                                                  8,206,478
                                               ------------
              OIL, COAL AND GAS -- 2.6%
    415,000   Alpha Natural Resources,
                10.00%, 06/01/12.............       450,794
    400,000   Clayton William Energy, 7.75%,
                08/01/13.....................       386,000
    435,000   Denbury Resources, Inc., 7.50%,
                12/15/15.....................       442,613

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   160,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............  $    166,800
  1,025,000   Encore Acquisition Corp.,
                7.25%, 12/01/17..............     1,019,875
    695,000   Giant Industries, Inc., 8.00%,
                05/15/14.....................       721,063
  2,485,000   Hanover Compressor Company,
                zero coupon, 03/31/07(f).....     2,242,712
    580,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............       616,250
    390,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13..............       417,300
    525,000   Parker Drilling Company, 9.63%,
                10/01/13.....................       588,656
  1,125,000   Petrobras International Finance
                (Cayman Islands), 9.13%,
                07/02/13.....................     1,313,438
    175,000   Petrobras International Finance
                (Cayman Islands), 7.75%,
                09/15/14.....................       189,875
    440,000   Ram Energy, Inc., 11.50%,
                02/15/08.....................       459,800
  1,615,000   United Refining Company,
                10.50%, 08/15/12.............     1,736,124
                                               ------------
                                                 10,751,300
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.7%
    170,000   Caraustar Industries, Inc.,
                7.38%, 06/01/09..............       164,050
  2,550,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     2,613,749
  1,185,000   Georgia-Pacific Corp., 9.50%,
                12/01/11.....................     1,254,619
    595,000   Newark Group, Inc., 9.75%,
                03/15/14.....................       526,575
  2,395,000   NewPage Corp.,
                10.00%, 05/01/12.............     2,365,063
                                               ------------
                                                  6,924,056
                                               ------------
              PRINTING AND PUBLISHING -- 4.1%
    515,000   American Media Operations,
                Inc., 8.88%, 01/15/11........       440,325
  3,910,000   American Media Operations,
                Inc., Series B,
                10.25%, 05/01/09.............     3,587,425
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12..............     2,341,527

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING (CONTINUED)
$   410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............  $    420,250
  1,241,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,383,715
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,919,375
  4,595,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     4,933,881
  1,500,000   Houghton Mifflin Company,
                zero coupon, 10/15/13(f).....     1,185,000
  1,000,000   Primedia, Inc.,
                Floating Rate,
                9.72%, 05/15/10(b)...........       966,250
                                               ------------
                                                 17,177,748
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.4%
    130,000   CB Richard Ellis Services,
                Inc., 9.75%, 05/15/10........       142,350
    500,000   CB Richard Ellis Services,
                Inc., 11.25%, 06/15/11.......       540,000
    830,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       800,950
                                               ------------
                                                  1,483,300
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    350,000   FelCor Lodging LP,
                Floating Rate,
                8.83%, 06/01/11(i)...........       365,750
    150,000   Host Marriott LP,
                Series O,
                6.38%, 03/15/15..............       150,375
  1,590,000   MeriStar Hospitality Operating
                Partnership LP/MeriStar
                Hospitality Finance Corp.,
                10.50%, 06/15/09.............     1,683,413
    485,000   Ventas Realty LP/Ventas Capital
                Corp.,
                7.13%, 06/01/15..............       511,675
                                               ------------
                                                  2,711,213
                                               ------------
              RETAIL -- 1.2%
  3,300,000   Rite Aid Corp.,
                7.13%, 01/15/07..............     3,316,500
    800,000   Rite Aid Corp.,
                8.13%, 05/01/10..............       818,000
  1,045,000   Rite Aid Corp. -- 144A, 6.13%,
                12/15/08.....................       987,525
                                               ------------
                                                  5,122,025
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL: RESTAURANTS -- 0.2%
$   810,000   EPL Finance Corp. -- 144A,
                11.75%, 11/15/13.............  $    811,013
                                               ------------
              SEMICONDUCTORS -- 1.9%
  4,025,000   Advanced Micro Devices, Inc.,
                7.75%, 11/01/12..............     4,085,375
    555,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       491,175
  3,885,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     3,399,375
                                               ------------
                                                  7,975,925
                                               ------------
              SPECIAL PURPOSE ENTITY -- 8.0%
    215,000   Altra Industrial Motion,
                Inc. -- 144A,
                9.50%, 12/01/11..............       209,625
  1,610,000   AMR Holding Company/Emcare
                Holding Company -- 144A,
                10.00%, 02/15/15.............     1,726,725
    890,000   Aventine Renewable Energy
                Holdings, Inc. -- 144A,
                Floating Rate,
                10.49%, 12/15/11(b)..........       925,600
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       532,325
    485,000   CCM Merger, Inc. -- 144A,
                8.00%, 08/01/13..............       468,025
  1,200,000   Chukchansi Economic Development
                Authority -- 144A, Floating
                Rate, 8.06%, 11/15/12(i).....     1,230,000
    450,000   CPI Holdco, Inc.,
                Floating Rate, 9.67%,
                02/01/15(i)..................       445,185
  1,381,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3
                Corp. -- Series B,
                zero coupon, 10/01/14(f).....     1,011,583
  1,650,000   Digicel, Ltd. -- 144A
                (Jamaica), 9.25%, 09/01/12...     1,703,625
  1,375,000   Galaxy Entertainment
                Finance -- 144A,
                9.88%, 12/15/12..............     1,402,500
  1,000,000   Galaxy Entertainment
                Finance -- 144A, Floating
                Rate, 9.66%, 12/15/10(i).....     1,020,000
    673,000   Interline Brands, Inc., 11.50%,
                05/15/11.....................       753,760
  1,810,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14(f).....     1,162,925
  2,625,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     2,638,125

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,090,000   Milacron Escrow Corp., 11.50%,
                05/15/11.....................  $    937,400
  1,605,817   NSP Holdings/Cap Corp., 11.75%,
                01/01/12(j)(l)...............     1,583,737
  1,880,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     2,011,600
  2,670,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     3,003,750
    100,000   Standard Aero Holdings, Inc.,
                8.25%, 09/01/14..............        82,500
  3,535,000   UGS Corp.,
                10.00%, 06/01/12.............     3,870,824
  2,465,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,776,206
  2,035,000   Universal City Florida,
                Floating Rate,
                9.00%, 05/01/10(b)...........     2,055,350
  1,530,000   Vanguard Health Holding Company
                II,
                9.00%, 10/01/14..............     1,633,275
                                               ------------
                                                 33,184,645
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.9%
    345,000   Airgate PCS, Inc., Floating
                Rate, 7.90%, 10/15/11(b).....       357,938
  1,160,000   Centennial Cellular/
                Communications, 10.13%,
                06/15/13.....................     1,267,300
    885,000   Centennial Communications
                Corp. -- 144A, 10.00%,
                01/01/13.....................       898,275
    885,000   Centennial Communications
                Corp. -- 144A, Floating Rate,
                10.25%, 01/01/13(b)..........       891,638
    585,000   General Cable Corp., 9.50%,
                11/15/10.....................       623,025
    851,000   Inmarsat Finance PLC (United
                Kingdom),
                7.63%, 06/30/12..............       881,849
  2,520,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                8.70%, 01/15/12(i)...........     2,573,549
  4,435,000   Intelsat Bermuda, Ltd.
                (Bermuda), 5.25%, 11/01/08...     4,063,568
  1,000,000   IWO Holdings, Inc., 14.00%,
                01/15/11(g)(l)...............            --
    765,000   IWO Holdings, Inc.,
                zero coupon, 01/15/15(f).....       556,538

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   185,000   IWO Holdings, Inc.,
                Floating Rate, 7.90%,
                01/15/12(b)..................  $    192,863
  3,145,000   LCI International, Inc., 7.25%,
                06/15/07.....................     3,176,449
  1,730,000   New Skies Satellites NV (the
                Netherlands),
                9.13%, 11/01/12..............     1,857,587
    645,000   New Skies Satellites NV (the
                Netherlands), Floating Rate,
                9.57%, 11/01/11(i)...........       674,025
  3,095,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     2,917,037
    485,000   NTL Cable PLC (United Kingdom),
                8.75%, 04/15/14..............       509,250
  1,780,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............     1,806,700
    300,000   Qwest Capital Funding, Inc.,
                6.38%, 07/15/08..............       299,250
    460,000   Qwest Communications
                International,
                7.25%, 02/15/11..............       471,500
  2,405,000   Qwest Communications
                International -- 144A, 7.50%,
                02/15/14.....................     2,483,162
  1,035,000   Qwest Corp.,
                7.88%, 09/01/11..............     1,120,388
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       107,250
    470,000   Qwest Corp. -- 144A, 7.63%,
                06/15/15.....................       505,250
    580,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       616,975
  1,130,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15..............     1,226,050
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate, 7.62%,
                12/15/10(b)..................     1,104,938
     39,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(f).....        36,368
    450,000   Telemig Celular Participacoes
                SA/Amazonia Cel -- 144A
                (Brazil), 8.75%, 01/20/09....       481,500
  1,590,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............     1,768,875
                                               ------------
                                                 33,469,097
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 1.1%
$   497,000   H-Lines Finance Holding,
                zero coupon, 04/01/13(f).....  $    413,753
  1,277,000   Horizon Lines LLC, 9.00%,
                11/01/12.....................     1,350,428
    610,000   Quality Distribution, LLC/
                Quality QD Capital Corp.,
                Floating Rate, 8.65%,
                01/15/12(b)..................       583,313
  1,535,000   TFM, SA de CV -- 144A (Mexico),
                9.38%, 05/01/12..............     1,688,499
    385,000   TFM, SA de CV (Mexico), 12.50%,
                06/15/12.....................       440,825
                                               ------------
                                                  4,476,818
                                               ------------
              UTILITIES -- 3.4%
    553,000   AES Corp.,
                9.38%, 09/15/10..............       606,918
    400,000   AES Corp. -- 144A, 8.75%,
                05/15/13.....................       437,500
    310,000   AES Corp. -- 144A, 9.00%,
                05/15/15.....................       341,000
    482,239   AES Eastern Energy,
                Series 99-A,
                9.00%, 01/02/17..............       545,231
  1,305,000   Inergy LP/ Inergy Finance
                Corp., 6.88%, 12/15/14.......     1,194,075
  3,350,000   Mirant North America
                LLC -- 144A,
                7.38%, 12/31/13..............     3,404,437
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,203,750
    488,000   Nevada Power Company, 9.00%,
                08/15/13.....................       539,854
    698,000   NRG Energy, Inc., 8.00%,
                12/15/13.....................       781,760
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,287,025
    980,000   Verasun Energy Corp. -- 144A,
                9.88%, 12/15/12..............       999,600
                                               ------------
                                                 14,341,150
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $372,716,374)..........   372,752,230
                                               ------------
              LOAN PARTICIPATIONS -- 2.1%
  1,200,000   BLB WorldWide Holdings Corp.,
                7.83%, 06/30/12..............     1,224,750
  3,260,000   HIT Entertainment, Inc.,
                Tranche LN 227525, 9.17%,
                02/05/13.....................     3,276,708
  2,300,000   Masonite International Corp.,
                10.38%, 10/06/06.............     2,300,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              LOAN PARTICIPATIONS (CONTINUED)
$   240,529   Resort International Hotel/
                Casino, Tranche LN 2030007,
                12.03%, 03/22/13.............  $    237,221
  1,536,316   Toys R Us, Inc., LN 224666,
                9.43%, 07/21/06..............     1,537,757
                                               ------------
              TOTAL LOAN PARTICIPATIONS (Cost
                $8,558,345)..................     8,576,436
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.8%
              FINANCIAL SERVICES -- 0.0%
  1,745,000   Trump Atlantic City(l).........        67,183
                                               ------------
              LEISURE AND RECREATION -- 0.5%
      1,100   Shreveport Gaming Holdings,
                Inc.(l)......................        19,635
    109,444   Trump Entertainment Resorts,
                Inc.*........................     2,203,107
                                               ------------
                                                  2,222,742
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
     11,585   Crown Castle International
                Corp.*.......................       311,752
     34,860   New Skies Satellites Holdings,
                Ltd. (Bermuda)...............       758,903
                                               ------------
                                                  1,070,655
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $2,244,389)..................     3,360,580
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.1%
              OIL, COAL AND GAS -- 0.5%
      5,273   Chesapeake Energy
                Corp. -- 144A, 5.00%.........       556,302
     11,700   Chesapeake Energy Corp.,
                4.50%........................     1,129,167
      2,400   Chesapeake Energy Corp.,
                5.00%........................       470,700
                                               ------------
                                                  2,156,169
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
     38,375   Crown Castle International
                Corp., 6.25%.................     2,024,281
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              UTILITIES -- 0.1%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................  $    318,469
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS (Cost $3,927,499).....     4,498,919
                                               ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp., Expires
                08/01/08*....................       430,610
      1,000   IPCS, Inc. -- 144A, Expires
                07/15/10*(l).................            --
      1,000   IWO Holdings, Inc., Expires
                01/15/11*(g)(l)..............            --
         84   New World Coffee, Expires
                06/20/06*(l).................             1
      1,000   ONO Finance PLC, (United
                Kingdom), Expires
                03/16/11*(l).................            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(l).........            --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       430,611
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.8%
              AEROSPACE AND DEFENSE -- 0.3%
$ 1,305,000   L-3 Communications
                Corp. -- 144A,
                3.00%, 08/01/35..............     1,296,844
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.2%
  1,000,000   XM Satellite Radio Holdings,
                Inc., 1.75%, 12/01/09........       868,750
                                               ------------
              LEISURE AND RECREATION -- 0.2%
    645,000   Kerzner International -- 144A
                (Bahama Islands), 2.38%,
                04/15/24.....................       831,244
                                               ------------
              SEMICONDUCTORS -- 0.1%
    440,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............       437,250
                                               ------------
              TOTAL CONVERTIBLE BONDS (Cost
                $3,359,810)..................     3,434,088
                                               ------------
              TOTAL SECURITIES (Cost
                $390,881,819)................   393,052,864
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CONVERTIBLE BONDS (CONTINUED)
              REPURCHASE AGREEMENTS -- 5.2%
 21,798,954   With Investors Bank and Trust,
                dated 12/30/05, 3.82%, due
                01/03/06, repurchase proceeds
                at maturity $21,808,206
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.29%, due 04/01/33 with a
                value of $22,888,901) (Cost
                $21,798,954).................  $ 21,798,954
                                               ------------
              Total Investments -- 99.7%
                (Cost $412,680,773)..........   414,851,818
              Other assets less
                liabilities -- 0.3%..........     1,175,437
                                               ------------
              NET ASSETS -- 100.0%...........  $416,027,255
                                               ============

    The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $412,709,338.

    The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 9,886,166
    Gross unrealized depreciation...........   (7,743,686)
                                              -----------
    Net unrealized appreciation.............  $ 2,142,480
                                              ===========

---------------

    See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2005

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS -- 97.3%
               ADVERTISING -- 0.8%
       1,109   Dentsu, Inc.* .........  $    3,610,938     JPN
     274,271   Publicis Groupe SA.....       9,546,458     FRA
                                        --------------
                                            13,157,396
                                        --------------
               AEROSPACE AND DEFENSE -- 0.6%
   1,565,500   Bae Systems PLC........      10,282,218     BRI
                                        --------------
               AGRICULTURE -- 0.5%
  11,951,000   Chaoda Modern
                Agriculture
                (Holdings), Ltd. .....       4,970,817     CAY
      26,800   Syngenta AG*...........       3,334,576     SWI
                                        --------------
                                             8,305,393
                                        --------------
               AIRLINES -- 0.8%
   2,698,200   Qantas Airways,
                Ltd. .................       7,991,324     AUS
      88,700   Ryanair Holdings PLC
                (ADR)*(1).............       4,966,313     IRE
                                        --------------
                                            12,957,637
                                        --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.8%
      51,969   Adidas-Salomon AG......       9,844,176     GER
     336,700   Benetton Group SpA.....       3,834,716     ITA
                                        --------------
                                            13,678,892
                                        --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 6.2%
     252,900   Aisin Seiki Company,
                Ltd. .................       9,285,259     JPN
     127,500   Alpine Electronics,
                Inc. .................       1,708,144     JPN
     244,600   DaimlerChrysler AG.....      12,492,564     GER
      10,200   Georg Fischer AG.......       3,485,256     SWI
   1,726,700   GKN PLC................       8,555,868     BRI
     117,200   Honda Motor Company,
                Ltd. .................       6,688,057     JPN
     302,000   Koyo Seiko Company,
                Ltd.*(1)..............       5,620,808     JPN
   1,122,800   Nissan Motor Company,
                Ltd. .................      11,376,996     JPN
     854,500   Toyota Motor Corp. ....      44,342,561     JPN
     104,788   Valeo SA(1)............       3,896,678     FRA
                                        --------------
                                           107,452,191
                                        --------------
               BANKS -- 20.8%
     369,060   ABN AMRO Holding NV....       9,651,787     NET
     639,342   Banco Bilbao Vizcaya
                Argentaria SA.........      11,414,308     SPA

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     927,600   Banco Comercial
                Portugues SA -- Class
                R.....................  $    2,558,773     POR
     724,400   Banco Santander Central
                Hispano SA............       9,562,431     SPA
   2,469,900   Barclays PLC...........      25,964,219     BRI
     234,900   BNP Paribas SA.........      19,008,006     FRA
     198,900   Canadian Imperial Bank
                of Commerce(1)........      13,074,067     CDA
     313,238   Commerzbank AG*........       9,649,321     GER
     432,100   Commonwealth Bank of
                Australia.............      13,542,025     AUS
     597,624   Credit Suisse Group....      30,471,296     SWI
     169,200   Danske Bank A/S........       5,960,394     DEN
      19,400   Deutsche Bank AG.......       1,881,051     GER
      83,901   Dexia..................       1,934,956     BEL
     250,800   DNB NOR ASA............       2,675,477     NOR
      89,200   ForeningsSparbanken
                AB....................       2,430,839     SWE
     297,700   Fortis.................       9,498,447     BEL
     708,400   HBOS PLC...............      12,102,706     BRI
     135,700   IKB Deutsche
                Industriebank AG(1)...       4,016,381     GER
      69,588   KBC GROEP NV*..........       6,479,599     BEL
     132,200   Laurentian Bank of
                Canada(1).............       3,872,347     CDA
   2,574,600   Lloyds TSB Group PLC...      21,638,593     BRI
         659   Mitsubishi Tokyo
                Financial Group,
                Inc. .................       8,940,518     JPN
      70,200   National Australia
                Bank, Ltd. ...........       1,667,421     AUS
     231,600   National Bank of
                Canada(1).............      12,017,818     CDA
   1,472,300   Nordea Bank AB.........      15,289,162     SWE
     327,700   SanPaolo IMI SpA.......       5,125,005     ITA
     857,000   Shinsei Bank, Ltd. ....       4,955,899     JPN
     153,700   Societe Generale.......      18,906,208     FRA
     708,066   Standard Chartered
                PLC...................      15,776,047     BRI
     233,700   Suncorp-Metway, Ltd. ..       3,435,076     AUS
   1,208,000   The Sumitomo Trust and
                Banking Company,
                Ltd. .................      12,342,731     JPN
     356,350   UBS AG.................      33,925,181     SWI
   1,562,145   UniCredito Italiano
                SpA*..................      10,726,656     ITA
                                        --------------
                                           360,494,745
                                        --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.9%
     155,100   Grupo Televisa SA
                (ADR).................  $   12,485,550     MEX
     742,262   SES Global (FDR).......      12,996,919     LUX
     457,500   Seven Network, Ltd. ...       2,790,472     AUS
     143,800   Vivendi Universal SA...       4,504,678     FRA
                                        --------------
                                            32,777,619
                                        --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.5%
   1,521,000   Marubeni Corp. ........       8,163,760     JPN
                                        --------------
               CHEMICALS -- 1.7%
      45,100   Akzo Nobel NV..........       2,090,371     NET
      17,700   Ciba Specialty
                Chemicals AG..........       1,144,934     SWI
     264,800   Methanex Corp.(1)......       4,979,593     CDA
   1,102,800   Mitsubishi Chemical
                Holdings Corp.*.......       6,947,728     JPN
      26,100   Norsk Hydro ASA*.......       2,679,878     NOR
     171,800   Nova Chemicals Corp. ..       5,735,780     CDA
     683,500   Sumitomo Bakelite
                Company, Ltd.(1)......       5,644,881     JPN
                                        --------------
                                            29,223,165
                                        --------------
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 1.3%
     223,075   Dassault Systemes SA...      12,594,858     FRA
     161,800   Integrated Lottery.....       2,835,014     GRC
     147,642   Logitech International
                SA*...................       6,938,011     SWI
                                        --------------
                                            22,367,883
                                        --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.3%
     353,700   Barratt Developments
                PLC...................       6,000,213     BRI
     139,900   Compagnie de Saint-
                Gobain................       8,322,787     FRA
     644,700   George Wimpey PLC......       5,324,190     BRI
     903,100   Hanson PLC.............       9,928,678     BRI
      43,500   Lafarge SA.............       3,913,973     FRA
      91,000   Maeda Road Construction
                Company, Ltd. ........         665,901     JPN
   2,189,400   Pilkington PLC.........       5,612,625     BRI
                                        --------------
                                            39,768,367
                                        --------------

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES -- 1.5%
     127,298   LVMH Moet Hennessy
                Louis Vuitton SA......  $   11,310,643     FRA
     333,859   Reckitt Benckiser
                PLC...................      11,028,565     BRI
     130,093   Swatch Group AG........       3,935,312     SWI
                                        --------------
                                            26,274,520
                                        --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 0.8%
     189,300   BASF AG................      14,502,305     GER
                                        --------------
               ELECTRONICS -- 5.0%
     238,800   AU Optronics Corp.
                (ADR).................       3,584,388     TWN
   5,125,000   Chi Mei Optoelectroics
                Corp. ................       7,587,620     TWN
     111,200   Fanuc, Ltd. ...........       9,438,352     JPN
     209,000   Hosiden Corp.(1).......       2,560,775     JPN
      32,700   Keyence Corp. .........       9,302,455     JPN
     217,274   Koninklijke (Royal)
                Philips Electronics
                NV....................       6,752,306     NET
      36,680   LG Electronics,
                Inc.*.................       3,240,366     KOR
     310,000   Matsushita Electric
                Industrial Company,
                Ltd. .................       5,979,989     JPN
     628,000   Nippon Electric Glass
                Company, Ltd. ........      13,711,789     JPN
      16,582   Samsung Electronics
                Company, Ltd.* .......      10,810,247     KOR
     569,000   Sharp Corp.* ..........       8,655,497     JPN
     810,100   Toshiba Tec Corp. .....       4,375,577     JPN
                                        --------------
                                            85,999,361
                                        --------------
               ENGINEERING -- 0.6%
     385,321   Altran Technologies
                SA*(1)................       4,324,601     FRA
      86,571   SNC-Lavalin Group,
                Inc. .................       5,682,281     CDA
                                        --------------
                                            10,006,882
                                        --------------
               FINANCIAL SERVICES -- 5.8%
     528,300   Alliance & Leicester
                PLC...................       9,034,865     BRI
     800,900   Bradford & Bingley
                PLC...................       5,656,478     BRI
   1,456,000   Daiwa Securities Group,
                Inc.* ................      16,506,312     JPN
     145,531   Hana Financial Group,
                Inc. .................       6,651,360     KOR
     226,900   Hitachi Capital
                Corp. ................       4,521,262     JPN
     319,800   Irish Life & Permanent
                PLC...................       6,534,830     IRE

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     315,800   Japan Securities
                Finance Company,
                Ltd. .................  $    3,636,379     JPN
      69,776   Muenchener
                Rueckversicherungs-
                Gesellschaft AG*......       9,448,681     GER
     261,000   Namco Bandhai Holdings,
                Inc.*.................       3,815,356     JPN
      99,000   Promise Company,
                Ltd. .................       6,589,647     JPN
     225,700   Sampo Oyj -- Class A...       3,933,276     FIN
      38,300   Sanyo Shinpan Finance
                Company, Ltd. ........       2,747,429     JPN
     119,100   Sun Life Financial,
                Inc.(1)...............       4,787,770     CDA
     103,500   Takefuji Corp. ........       7,029,593     JPN
   1,522,000   Tokai Tokyo Securities
                Company, Ltd. ........       9,098,317     JPN
                                        --------------
                                            99,991,555
                                        --------------
               FOOD AND BEVERAGE -- 1.9%
     545,800   Asahi Breweries,
                Ltd.(1)...............       6,659,653     JPN
      33,189   Nestle SA*.............       9,926,013     SWI
   1,537,300   Northern Foods PLC.....       4,007,061     BRI
     130,234   Royal Numico NV*.......       5,393,357     NET
     695,700   Tate & Lyle PLC........       6,738,839     BRI
                                        --------------
                                            32,724,923
                                        --------------
               INSURANCE -- 5.3%
      79,951   Allianz AG*(1).........      12,110,031     GER
   1,052,600   Aviva PLC..............      12,767,538     BRI
     105,800   CNP Assurances.........       8,342,091     FRA
   1,939,300   Friends Provident PLC..       6,322,792     BRI
     422,900   ING Groep NV...........      14,669,670     NET
   1,003,300   Milano Assicurazioni
                SpA*..................       6,859,585     ITA
   3,634,200   Old Mutual PLC.........      10,301,226     BRI
   5,458,900   Royal & Sun Alliance
                Insurance Group PLC...      11,810,487     BRI
      36,300   Zurich Financial
                Services AG...........       7,734,865     SWI
                                        --------------
                                            90,918,285
                                        --------------
               INTERNET SERVICES -- 0.5%
     198,900   SOFTBANK Corp.* .......       8,398,881     JPN
                                        --------------
               LEISURE AND RECREATION -- 1.1%
   3,056,391   EMI Group PLC..........      12,751,912     BRI
     304,500   TUI AG(1)..............       6,236,608     GER
                                        --------------
                                            18,988,520
                                        --------------

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 2.6%
     109,477   Alstom*................  $    6,301,629     FRA
     146,000   Atlas Copco AB -- Class
                A*....................       3,252,816     SWE
     428,000   Komatsui, Ltd. ........       7,080,409     JPN
     148,400   MAN AG.................       7,920,139     GER
     254,200   Mori Seiki Company,
                Ltd.* ................       3,815,102     JPN
      15,900   Rieter Holding AG......       4,718,999     SWI
      82,500   Saurer AG..............       5,493,512     SWI
     162,400   Stork NV...............       6,938,857     NET
                                        --------------
                                            45,521,463
                                        --------------
               MANUFACTURING -- 0.6%
     704,000   Kurabo Industries,
                Ltd. .................       2,638,470     JPN
     725,000   Nippon Paint Company,
                Ltd. .................       3,233,561     JPN
      56,702   Siemens AG*............       4,860,176     GER
                                        --------------
                                            10,732,207
                                        --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES -- 0.6%
     135,184   Essilor International
                SA....................      10,915,024     FRA
                                        --------------
               METALS AND MINING -- 3.7%
     184,502   Anglo American PLC*....       6,282,052     BRI
   1,257,100   BlueScope Steel,
                Ltd. .................       6,423,413     AUS
     109,300   Cameco Corp.(1)........       6,928,527     CDA
     133,700   Companhia Vale do Rio
                Doce (CVRD) (ADR).....       5,500,418     BRA
     137,500   Inco, Ltd. ............       5,990,875     CDA
     331,500   Rautaruukki Oyj........       8,065,112     FIN
     127,408   Rio Tinto PLC..........       5,819,905     BRI
      78,100   Russel Metals, Inc. ...       1,468,007     CDA
      82,700   Salzgitter AG..........       4,465,608     GER
     308,300   Sims Group, Ltd.* .....       3,968,819     AUS
     396,900   ThyssenKrupp AG(1).....       8,279,459     GER
       7,653   voestalpine AG*........         771,492     AST
      22,569   Xstrata PLC............         528,088     BRI
                                        --------------
                                            64,491,775
                                        --------------
               OFFICE EQUIPMENT -- 0.2%
   3,314,500   TPV Technology,
                Ltd. .................       3,248,818     HNG
                                        --------------
               OIL, COAL AND GAS -- 7.7%
   1,176,600   BP PLC.................      12,530,666     BRI
   2,182,200   Cosmo Oil Company,
                Ltd. .................      10,917,014     JPN
     807,052   Eni SpA................      22,386,635     ITA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
     193,800   Fording Canadian Coal
                Trust(1)..............  $    6,705,352     CDA
     147,900   Husky Energy, Inc. ....       7,506,645     CDA
     485,000   Nippon Oil Corp. ......       3,762,878     JPN
   2,114,000   Osaka Gas Company,
                Ltd. .................       7,295,527     JPN
     287,000   Repsol YPF SA..........       8,382,355     SPA
     887,700   Royal Dutch Shell
                PLC -- Class B........      28,377,009     BRI
     145,200   Suncor Energy, Inc. ...       9,158,298     CDA
      61,400   Total SA -- Class B....      15,425,128     FRA
                                        --------------
                                           132,447,507
                                        --------------
               PAPER AND FOREST PRODUCTS -- 0.4%
     660,000   Hokuetsu Paper Mills,
                Ltd. .................       3,413,745     JPN
     301,800   Norbord, Inc. .........       3,180,395     CDA
                                        --------------
                                             6,594,140
                                        --------------
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT -- 3.8%
     207,700   Eisai Company, Ltd. ...       8,717,641     JPN
     173,800   GlaxoSmithKline PLC....       4,392,646     BRI
     144,809   Merck KGaA*............      11,992,184     GER
      79,077   Roche Holding AG*......      11,873,134     SWI
      16,297   Serono SA -- Class
                B*....................      12,985,016     SWI
      91,000   Shionogi & Company,
                Ltd.* ................       1,281,647     JPN
     476,000   Tanabe Seiyaku Company,
                Ltd. .................       4,625,395     JPN
     210,700   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(1)..............       9,062,207     ISR
                                        --------------
                                            64,929,870
                                        --------------
               PRINTING AND PUBLISHING -- 0.1%
     126,000   Quebecor World,
                Inc.(1)...............       1,703,918     CDA
                                        --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.6%
   2,688,000   Shun Tak Holdings,
                Ltd.* ................       2,478,729     HNG
      54,912   Unibail................       7,307,160     FRA
                                        --------------
                                             9,785,889
                                        --------------
               RETAIL -- 2.2%
   2,966,129   Carphone Warehouse
                PLC...................      14,135,934     BRI
   1,912,500   Dixons Group PLC.......       5,388,122     BRI
     168,300   Hudson's Bay Company...       2,145,646     CDA

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
     590,900   JJB Sports PLC.........  $    1,786,751     BRI
   1,566,764   Kingfisher PLC*........       6,395,352     BRI
      54,262   PPR SA*(1).............       6,112,510     FRA
      10,300   Valora Holding AG......       1,996,823     SWI
                                        --------------
                                            37,961,138
                                        --------------
               RETAIL: SUPERMARKETS -- 0.6%
     223,480   Seven & I Holdings
                Company, Ltd..........       9,569,458     JPN
                                        --------------
               RUBBER PRODUCTS -- 0.6%
     383,200   JSR Corp.* ............      10,072,667     JPN
                                        --------------
               SEMICONDUCTORS -- 0.4%
     317,933   ASML Holding NV*.......       6,361,175     NET
                                        --------------
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 5.9%
     366,200   America Movil SA de
                CV -- Series L
                (ADR).................      10,715,012     MEX
   4,355,600   BT Group PLC...........      16,692,461     BRI
     277,800   Deutsche Telekom AG*...       4,630,735     GER
     159,600   Elcoteq Network
                Corp. -- Class A......       3,807,351     FIN
     110,820   Eutelsat
                Communications*.......       1,587,518     FRA
   1,765,000   MobileOne, Ltd. .......       2,250,504     SIN
       3,600   Nippon Telegraph and
                Telephone Corp. ......      16,361,555     JPN
     690,750   Nokia Oyj*.............      12,634,684     FIN
       2,262   NTT DoCoMo, Inc. ......       3,452,410     JPN
      89,000   Research In Motion,
                Ltd.*.................       5,874,890     CDA
      20,800   Swisscom AG(1).........       6,565,047     SWI
      96,700   TDC A/S................       5,792,487     DEN
   3,224,000   Telefonaktiebolaget LM
                Ericsson -- Class B...      11,078,759     SWE
                                        --------------
                                           101,443,413
                                        --------------
               TOOLS -- 0.3%
     308,000   Hitachi Koki Company,
                Ltd. .................       5,097,859     JPN
                                        --------------
               TRANSPORTATION -- 1.9%
      32,800   Canadian Pacific
                Railway, Ltd. ........       1,374,414     CDA
         461   East Japan Railway
                Company*..............       3,170,145     JPN
      24,672   Kuehne & Nagel
                International AG......       6,956,339     SWI

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
   2,535,000   Neptune Orient Lines,
                Ltd. .................  $    5,122,906     SIN
   1,508,100   Orient Overseas
                International,
                Ltd. .................       5,115,401     BER
     319,446   Toll Holdings,
                Ltd.* ................       3,489,369     AUS
     408,000   Yamato Transport
                Company, Ltd. ........       6,766,846     JPN
                                        --------------
                                            31,995,420
                                        --------------
               UTILITIES -- 4.4%
     118,900   Chubu Electric Power
                Company, Inc. ........       2,832,993     JPN
     613,500   Endesa SA..............      16,138,888     SPA
   1,130,300   Energias de Portugal
                SA....................       3,479,222     POR
     314,200   Hokkaido Electric Power
                Company, Inc. ........       6,394,031     JPN
     676,300   Kelda Group PLC........       9,006,064     BRI
     245,100   Shikoku Electric Power
                Company, Inc.(1)......       4,998,224     JPN
     147,300   Suez SA................       4,586,417     FRA
     954,800   Toho Gas Company,
                Ltd. .................       3,829,401     JPN
     239,900   Union Fenosa SA........       8,926,673     SPA
     548,800   United Utilities PLC...       6,335,652     BRI
     195,800   Veolia Environment*....       8,864,323     FRA
                                        --------------
                                            75,391,888
                                        --------------
               TOTAL COMMON STOCKS
                (Cost
                $1,378,836,104).......   1,674,698,127
                                        --------------
               WARRANTS -- 0.2%
               FINANCIAL SERVICES
     553,800   Citigroup-CW09 Bharti
                Televen* (Cost
                $4,170,679)...........       4,157,654     LUX
                                        --------------

   SHARES                                   VALUE        COUNTRY
   ------                               --------------   -------
               RIGHTS -- 0.0%
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT
     390,900   TI Automotive, Ltd. --
                Class A*(l) (Cost
                $0)...................              --     BRI
                                        --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 6.9%
$118,326,135   Securities Lending
                Collateral Investment
                (Note 4) (Cost
                $118,326,135).........  $  118,326,135     USA
                                        --------------
               TOTAL SECURITIES (Cost
                $1,501,332,918).......   1,797,181,916
                                        --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2005

 PRINCIPAL                                  VALUE        COUNTRY
 ---------                              --------------   -------
               REPURCHASE AGREEMENTS -- 1.8%
$ 31,033,338   With Investors Bank and
                Trust, dated 12/30/05,
                3.82%, due 01/03/06,
                repurchase proceeds at
                maturity $31,046,510
                (Collateralized by
                Fannie Mae Adjustable
                Rate Mortgage, 4.31%,
                due 08/01/34, with a
                value of $17,368,106
                and Small Business
                Administration, 7.13%,
                due 08/25/28 with a
                value of $15,216,899)
                (Cost $31,033,338)....  $   31,033,338     USA
                                        --------------
               Total
                Investments -- 106.2%
                (Cost
                $1,532,366,256).......   1,828,215,254
               Liabilities less other
                assets -- (6.2)%......    (106,429,105)
                                        --------------
               NET ASSETS -- 100.0%...  $1,721,786,149
                                        ==============

    The aggregate cost of securities for federal income tax purposes at December 31, 2005 is $1,538,681,068.

    The following amounts are based on cost for federal income tax purposes:

        Gross unrealized appreciation....  $302,643,048
        Gross unrealized depreciation....   (13,108,862)
                                           ------------
        Net unrealized appreciation......  $289,534,186
                                           ============

---------------
    See summary of footnotes and abbreviations to portfolios.

                                       PERCENT OF TOTAL
COUNTRY COMPOSITION                  INVESTMENTS AT VALUE
-------------------                  --------------------
Australia (AUS)....................           2.37%
Austria (AST)......................           0.04
Belgium (BEL)......................           0.98
Bermuda (BER)......................           0.46
Brazil (BRA).......................           0.30
Canada (CDA).......................           5.59
Cayman Islands (CAY)...............           0.27
Denmark (DEN)......................           0.64
Finland (FIN)......................           1.56
France (FRA).......................           9.07
Germany (GER)......................           6.69
Greece (GRC).......................           0.15
Hong Kong (HNG)....................           0.14
Ireland (IRE)......................           0.63
Israel (ISR).......................           0.50
Italy (ITA)........................           2.68
Japan (JPN)........................          20.93
Luxembourg (LUX)...................           0.94
Mexico (MEX).......................           1.27
Norway (NOR).......................           0.29
Portugal (POR).....................           0.33
Singapore (SIN)....................           0.40
South Korea (KOR)..................           1.13
Spain (SPA)........................           2.98
Sweden (SWE).......................           1.75
Switzerland (SWI)..................           8.31
Taiwan (TWN).......................           0.61
The Netherlands (NET)..............           2.84
United Kingdom (BRI)...............          17.98
United States (USA)................           8.17
                                            ------
TOTAL PERCENTAGE...................         100.00%
                                            ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                            PORTFOLIO OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
                               DECEMBER 31, 2005

    Footnotes:

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. It may be resold in a transaction exempt from registration, normally to qualified institutional buyers.

(1)   All or part of this security is on loan.

(2) Security is segregated as collateral for foreign currency forward contracts sold.

(a)   Variable rate security. The rate shown was in effect at December 31, 2005.

(b) Quarterly reset provision. The rate shown was in effect at December 31, 2005.

(c) Monthly reset provision. The rate shown was in effect at December 31, 2005.

(d) Security is segregated as collateral for written options and/or short sales.

(e)   Security is segregated as initial margin for futures contracts.

(f) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(g)   Bond is in default.

(h) Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at December 31, 2005.

(i) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2005.

(j) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.

(k) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

(l)   Fair valued at December 31, 2005.

      Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at December 31, 2005.

               FUND            MARKET VALUE   PERCENTAGE
               ----            ------------   ----------
      High Quality Bond
        Portfolio               $7,657,763       1.0%
      High Yield Bond
        Portfolio                2,566,229       0.6%

    (m) Principal amount shown for this debt security is denominated in Australian Dollars.

(n) Principal amount shown for this debt security is denominated in Canadian Dollars.

(o)   Principal amount shown for this debt security is denominated in Euros.

(p)   Principal amount shown for this debt security is denominated in Japanese
      Yen.

(q)   Principal amount shown for this debt security is denominated in Mexican
      Pesos.

(r) Principal amount shown for this debt security is denominated in New Zealand Dollars.

(s)   Principal amount shown for this debt security is denominated in Swedish
      Krona.
Abbreviations:

ADR American Depository Receipt.

FDR  Foreign Depository Receipt.

GDR Global Depository Receipt.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
---------------

    - Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.

    - Footnotes and abbreviations may or may not appear in each portfolio of investments.

    - Fixed income securities designated as "perpetual" are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                             PORTFOLIO COMPOSITION
                               DECEMBER 31, 2005

     The following charts summarize the portfolio composition of each Series by asset type.

MONEY MARKET SERIES
Commercial Paper................................    37.6%
Short Term Corporate Notes......................    17.9
Yankee Certificates of Deposit..................    15.3
Short Term US Government Agency Securities......    12.4
Repurchase Agreements/Cash Equivalents..........     8.5
Domestic Certificates of Deposit................     6.5
Medium Term Corporate Notes.....................     1.7
Other assets less liabilities...................     0.1
                                                   -----
                                                   100.0%
                                                   =====
HIGH QUALITY BOND SERIES
Corporate Bonds and Notes.......................    70.7%
US Government Agency Securities.................    20.9
Short Term US Government Agency Securities......     3.8
US Treasury Securities..........................     2.5
Securities Lending Collateral...................     1.3
Foreign Government Obligations..................     1.2
Repurchase Agreements/Cash Equivalents..........     0.3
Liabilities less other assets...................    (0.7)
                                                   -----
                                                   100.0%
                                                   =====
INTERMEDIATE GOVERNMENT BOND SERIES
US Treasury Securities..........................    38.8%
US Government Agency Securities.................    24.4
Securities Lending Collateral...................    23.0
Corporate Bonds and Notes.......................    15.5
Repurchase Agreements/Cash Equivalents..........    12.0
Liabilities less other assets...................   (13.7)
                                                   -----
                                                   100.0%
                                                   =====
CORE BOND SERIES
Corporate Bonds and Notes.......................    40.4%
US Government Agency Securities.................    39.8
US Treasury Securities..........................    28.5
Securities Lending Collateral...................    10.1
Short Term US Government Agency Securities......     7.4
Foreign Government Obligations..................     2.2
Repurchase Agreements/Cash Equivalents..........     1.0
Short Term Corporate Notes......................     0.6
Call Options Written............................    (0.0)*
Put Options Written.............................    (0.0)*
Securities Sold Short...........................    (8.1)
Liabilities less other assets...................   (21.9)
                                                   -----
                                                   100.0%
                                                   =====
TOTAL RETURN BOND SERIES
Corporate Bonds and Notes.......................    41.0%
US Government Agency Securities.................    37.3
US Treasury Securities..........................    29.1
Repurchase Agreement/Cash Equivalents...........    15.2
Foreign Government Obligations..................     4.7
Preferred Stocks................................     1.0
Convertible Preferred Stocks....................     0.3
Municipal Bonds.................................     0.1
Liabilities less other assets...................   (28.7)
                                                   -----
                                                   100.0%
                                                   =====
BALANCED SERIES
Common Stocks...................................    64.1%
Corporate Bonds and Notes.......................    17.4
US Government Agency Securities.................    14.5
US Treasury Securities..........................     5.8
Repurchase Agreements/Cash Equivalents..........     4.5
Securities Lending Collateral...................     3.9
Foreign Government Obligations..................     2.1
Preferred Stock.................................     0.4
Convertible Preferred Stock.....................     0.1
Short Term Corporate Notes......................     0.1
Municipal Bonds.................................     0.0*
Liabilities less other assets...................   (12.9)
                                                   -----
                                                   100.0%
                                                   =====
VALUE & INCOME SERIES
Common Stocks...................................    97.7%
Securities Lending Collateral...................    10.2
Repurchase Agreements/Cash Equivalents..........     2.5
Liabilities less other assets...................   (10.4)
                                                   -----
                                                   100.0%
                                                   =====
VALUE SERIES
Common Stocks...................................    97.0%
Repurchase Agreements/Cash Equivalents..........    10.4
Liabilities less other assets...................    (7.4)
                                                   -----
                                                   100.0%
                                                   =====
GROWTH & INCOME SERIES
Common Stocks...................................    99.0%
Securities Lending Collateral...................     8.5
Repurchase Agreements/Cash Equivalents..........     0.8
Liabilities less other assets...................    (8.3)
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                       PORTFOLIO COMPOSITION (CONTINUED)
                               DECEMBER 31, 2005

The following charts summarize the portfolio composition of each Series by asset type.

EQUITY GROWTH SERIES
Common Stocks...................................    98.9%
Securities Lending Collateral...................     8.6
Repurchase Agreements/Cash Equivalents..........     1.2
Liabilities less other assets...................    (8.7)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP VALUE SERIES
Common Stocks...................................    96.0%
Securities Lending Collateral...................    11.7
Repurchase Agreements/Cash Equivalents..........     4.7
Liabilities less other assets...................   (12.4)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP GROWTH SERIES
Common Stock....................................    97.7%
Securities Lending Collateral...................    21.1
Repurchase Agreements/Cash Equivalents..........     3.4
Liabilities less other assets...................   (22.2)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP VALUE SERIES
Common Stocks...................................    95.6%
Securities Lending Collateral...................    25.2
Repurchase Agreements/Cash Equivalents..........     4.8
Liabilities less other assets...................   (25.6)
                                                   -----
                                                   100.0%
                                                   =====
SPECIAL EQUITY SERIES
Common Stocks...................................    97.5%
Securities Lending Collateral...................    20.0
Repurchase Agreements/Cash Equivalents..........     2.9
Short Term US Treasury Securities...............     0.1
Liabilities less other assets...................   (20.5)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP GROWTH SERIES
Common Stocks...................................    96.2%
Securities Lending Collateral...................     6.3
Repurchase Agreements/Cash Equivalents..........     5.1
Liabilities less other assets...................    (7.6)
                                                   -----
                                                   100.0%
                                                   =====
AGGRESSIVE EQUITY SERIES
Common Stocks...................................    99.5%
Securities Lending Collateral...................     9.7
Repurchase Agreements/Cash Equivalents..........     0.6
Liabilities less other assets...................    (9.8)
                                                   -----
                                                   100.0%
                                                   =====
HIGH YIELD BOND SERIES
Corporate Bonds and Notes.......................    89.6%
Repurchase Agreements/Cash Equivalents..........     5.2
Loan Participations.............................     2.1
Convertible Preferred Stocks....................     1.1
Common Stocks...................................     0.8
Convertible Bonds...............................     0.8
Warrants........................................     0.1
Other assets less liabilities...................     0.3
                                                   -----
                                                   100.0%
                                                   =====
INTERNATIONAL EQUITY SERIES
Common Stocks...................................    97.3%
Securities Lending Collateral...................     6.9
Repurchase Agreements/Cash Equivalents..........     1.8
Warrants........................................     0.2
Rights..........................................     0.0*
Liabilities less other assets...................    (6.2)
                                                   -----
                                                   100.0%
                                                   =====

---------------

* Amount rounds to less than 0.05%.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

     The investment objectives of each Series are as follows:

     Money Market -- The Series' goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

     High Quality Bond -- The Series' goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

     Intermediate Government Bond -- The Series' goal is to provide as high a level of current income as is consistent with the preservation of capital.

     Core Bond -- The Series' goal is to achieve maximum total return.

     Total Return Bond -- The Series' goal is to maximize long term total return.

     Balanced -- The Series' goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

     Value & Income -- The Series' goal is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

     Value -- The Series' goal is to provide capital appreciation. Dividend income is a secondary goal.

     Growth & Income -- The Series' goal is to provide capital appreciation and current income.

     Equity Growth -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

     Mid-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     Mid-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     Small-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     Special Equity -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

                        DIVERSIFIED INVESTORS PORTFOLIOS

1. ORGANIZATION AND BUSINESS (CONTINUED)

     Small-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

     Aggressive Equity -- The Series' goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

     High Yield Bond -- The Series' goal is to provide a high level of current income.

     International Equity -- The Series' goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

     Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

     Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS:

     Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

     The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

     Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD AND SPOT CONTRACTS:

     Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and spot contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward or spot contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts and spot contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract or spot contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract or spot contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar. The Series will segregate securities as collateral for their forward sale contracts. The segregated securities are identified within each Series' Portfolio of Investments.

     As of December 31, 2005, the Core Bond Series, Total Return Bond Series, Balanced Series, High Yield Bond Series and International Equity Series each had outstanding foreign currency forward and/or spot contracts as listed in Note 10.

     E. WRITTEN OPTIONS:

     Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unlimited risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

     Transactions in options written for the year ended December 31, 2005 were as follows:

                                                           CORE BOND           TOTAL RETURN BOND
                                                    -----------------------   --------------------
                                                     NUMBER OF                NUMBER OF
                                                     CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS
                                                    -----------   ---------   ---------   --------
Written call options outstanding at December 31,
  2004............................................           --   $      --        --     $     --
Call options written..............................          680     357,250        65       22,035
Call options terminated in closing purchase
  transactions....................................         (508)   (258,747)      (65)     (22,035)
Call options expired..............................           --          --        --           --
                                                    -----------   ---------     -----     --------
Written call options outstanding at December 31,
  2005............................................          172   $  98,503        --     $     --
                                                    ===========   =========     =====     ========
Written put options outstanding at December 31,
  2004............................................           --   $      --        --     $     --
Put options written...............................   65,900,793     714,202        84       35,736
Put options terminated in closing purchase
  transactions....................................  (65,900,621)   (626,390)      (84)     (35,736)
Put options expired...............................           --          --        --           --
                                                    -----------   ---------     -----     --------
Written put options outstanding at December 31,
  2005............................................          172   $  87,812        --     $     --
                                                    ===========   =========     =====     ========

                                                            BALANCED             EQUITY GROWTH
                                                     ----------------------   --------------------
                                                     NUMBER OF                NUMBER OF
                                                     CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS
                                                     ----------   ---------   ---------   --------
Written call options outstanding at December 31,
  2004.............................................          --   $      --       --      $     --
Call options written...............................         224      82,542      128        21,418
Call options terminated in closing purchase
  transactions.....................................        (224)    (82,542)      --            --
Call options expired...............................          --          --       --            --
Call options exercised.............................          --          --     (128)      (21,418)
                                                     ----------   ---------     ----      --------
Written call options outstanding at December 31,
  2005.............................................          --   $      --       --      $     --
                                                     ==========   =========     ====      ========
Written put options outstanding at December 31,
  2004.............................................          --   $      --       --      $     --
Put options written................................   5,650,262     135,102       --            --
Put options terminated in closing purchase
  transactions.....................................  (5,650,262)   (135,102)      --            --
Put options expired................................          --          --       --            --
                                                     ----------   ---------     ----      --------
Written put options outstanding at December 31,
  2005.............................................          --   $      --       --      $     --
                                                     ==========   =========     ====      ========

     F. FUTURES CONTRACTS:

     Each Series, with the exception of the Money Market Series, may enter into futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

     Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

     Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or losses reflected in the Series' Statement of Assets and Liabilities.

     Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

     Open futures contracts as of December 31, 2005:

                                                                                       VALUE AS OF    NET UNREALIZED
                       NUMBER OF                                        EXPIRATION     DECEMBER 31,   APPRECIATION/
SERIES                 CONTRACTS             DESCRIPTION                   DATE            2005       (DEPRECIATION)
---------------------  ---------   --------------------------------   --------------   ------------   --------------
Core Bond............  135 Long    90 Day Euro Future                 March 2007       $32,146,875      $  20,651
                       135 Long    90 Day Euro Future                 June 2007         32,151,938         25,829
                       135 Long    90 Day Euro Future                 September 2007    32,151,938         28,703
                        97 Long    US Treasury Notes 2 Year Future    March 2006        19,903,188         27,692
                         4 Long    US Treasury Notes 10 Year Future   March 2006           437,625          5,440
                       373 Long    US Long Bond Future                March 2006        42,591,938        808,897
                       413 Short   Euro-Bobl Future                   March 2006        46,631,830         10,724
                       921 Short   US Treasury Notes 5 Year Future    March 2006        97,942,594       (382,439)
                                                                                                        ---------
                                                                                                        $ 545,497
                                                                                                        =========
Total Return Bond....    5 Long    90 Day Euro Future                 March 2006       $ 1,190,313      $  (4,438)
                         8 Long    90 Day Euro Future                 June 2006          1,903,100            (37)
                        15 Long    90 Day Euro Future                 September 2006     3,568,500          3,875
                        26 Long    US Treasury Notes 5 Year Future    March 2006         2,764,938          7,339
                         4 Long    US Long Bond Future                March 2006           456,750          9,480
                        2 Short    US Treasury Notes 2 Year Future    March 2006           410,375            552
                        5 Short    US Treasury Notes 10 Year Future   March 2006           547,031         (3,361)
                                                                                                        ---------
                                                                                                        $  13,410
                                                                                                        =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


                                                                                       VALUE AS OF    NET UNREALIZED
                       NUMBER OF                                        EXPIRATION     DECEMBER 31,   APPRECIATION/
SERIES                 CONTRACTS             DESCRIPTION                   DATE            2005       (DEPRECIATION)
---------------------  ---------   --------------------------------   --------------   ------------   --------------
Balanced.............   18 Long    90 Day Euro Future                 March 2006       $ 4,285,125      $ (15,552)
                        19 Long    90 Day Euro Future                 June 2006          4,519,863            (89)
                        43 Long    90 Day Euro Future                 September 2006    10,229,700         11,160
                        38 Long    US Treasury Notes 5 Year Future    March 2006         4,041,063         10,685
                         8 Long    US Long Bond Future                March 2006           913,500         18,944
                        6 Short    US Treasury Notes 2 Year Future    March 2006         1,231,125          1,658
                       43 Short    US Treasury Notes 10 Year Future   March 2006         4,704,469        (27,231)
                                                                                                        ---------
                                                                                                        $    (425)
                                                                                                        =========
Growth & Income......   31 Long    S&P 500 Future                     March 2006       $ 1,944,863      $ (18,935)
                                                                                                        =========
Special Equity.......   13 Long    Russell 2000 Future                March 2006       $ 4,408,950      $ (97,290)
                                                                                                        =========

     The Core Bond Series and Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. The Total Return Bond Series has segregated $150,000 of cash, the Balanced Series has segregated $410,600 of cash and the Growth & Income Series has segregated $560,000 of cash as collateral for their respective open futures contracts.

     G. SHORT SALES:

     Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     H. DOLLAR ROLLS:

     Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

     I. FEDERAL INCOME TAXES:

     It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Each Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     J. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

     All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     K. OPERATING EXPENSES:

     The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among all Series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     L. RESTRICTED AND ILLIQUID SECURITIES:

     Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At December 31, 2005, there were no securities held in any Series that were considered illiquid or restricted with the exception of securities registered under Rule 144A of the Securities Act of 1933.

     M. OTHER:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

     Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series as follows:

TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Money Market................................................          10.02%
High Quality Bond...........................................           11.19
Intermediate Government Bond................................           18.46
Core Bond...................................................            9.20
Balanced....................................................           31.48
Value & Income..............................................           22.30
Growth & Income.............................................           24.77
Equity Growth...............................................           17.34
Mid-Cap Value...............................................            4.03
Mid-Cap Growth..............................................            0.31
Small-Cap Value.............................................            0.05
Special Equity..............................................           26.78
Aggressive Equity...........................................           24.21
High Yield Bond.............................................            7.50
International Equity........................................           12.28

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                             ADVISOR   SUBADVISOR
SERIES                                     SERIES SUBADVISOR                 FEE (%)    FEE (%)
------                        --------------------------------------------   -------   ----------
Money Market................  GE Asset Management, Inc.                      0.25            0.05
High Quality Bond...........  Merganser Capital Management, LP               0.35                (2)
Intermediate Government
  Bond......................  (3)                                            0.35                (4)
Core Bond...................  BlackRock Advisors, Inc.                       0.35                (5)
Total Return Bond...........  Western Asset Management Company               0.35(1)             (6)
Balanced....................  (7)                                            0.45(1)             (8)
Value & Income..............  (9)                                            0.45                (10)
Value.......................  Hotchkis and Wiley Capital Management, LLC     0.50(1)             (11)
Growth & Income.............  (12)                                           0.60                (13)
Equity Growth...............  (14)                                           0.62                (15)
Mid-Cap Value...............  (16)                                           0.67(1)             (17)
Mid-Cap Growth..............  Columbus Circle Investors                      0.72(1)             (18)
Small-Cap Value.............  Earnest Partners, LLC                          0.82(1)         0.50
Special Equity..............  (19)                                           0.80(1)             (20)
Small-Cap Growth............  Trusco Capital Management, Inc.                0.87(1)             (21)
Aggressive Equity...........  Turner Investment Partners, Inc.               0.77(1)             (22)
High Yield Bond.............  Eaton Vance Management                         0.55                (23)
International Equity........  (24)                                           0.75(1)             (25)

---------------

(1)  The Advisor is currently voluntarily waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The Intermediate Government Bond Series has two subadvisors: Allegiance Investment Management, LLC and Stephens Capital Management.

(4) Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $100,000,000. Stephens Capital Management received 0.10% on all average daily net assets.

(5) For the period January 1, 2005 to April 26, 2005, the market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000. As of April 27, 2005, the market value of only the Core Bond Series was used to determine the fee.

(6) For the period May 6, 2005 to December 31, 2005, Western Asset Management Company received 0.30% on the first $100,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $100,000,000. In addition, Western Asset Management Company, Ltd. manages the foreign fixed income securities of this Series. Their fee is included as part of the same fee schedule listed above.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

(7) The Balanced Series has three subadvisors. Effective April 27, 2005, Goldman Sachs Asset Management, LP, Western Asset Management Company and Western Asset Management Company, Ltd. replaced Aeltus Investment Management, Inc. and BlackRock Advisors, Inc. for equity, fixed income and foreign fixed securities, respectively.

     During the year ended December 31, 2005, the Balanced Series executed $12,173,190 of purchase transactions and $25,343 of sales transactions through Goldman Sachs & Company, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $1,690.

(8) For the period January 1, 2005 to April 26, 2005, Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2005 to April 26, 2005, BlackRock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series. For the period April 27, 2005 to December 31, 2005, Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in combined average daily net assets of the Balanced Series and the Growth & Income Series average daily net assets, 0.12% on the next $1,000,000,000 in combined average daily net assets and 0.10% on all combined average daily net assets in excess of $1,500,000,000. For the period April 27, 2005 to December 31, 2005, Western Asset Management Company and Western Asset Management Company, Ltd. received 0.30% on the first $100,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $100,000,000.

(9) The Value & Income Series has two subadvisors: TCW Investment Management Company and AllianceBernstein. Effective March 30, 2005, TCW Investment Management Company replaced Alliance Capital Management, LP.

     During the year ended December 31, 2005, the Value & Income Series executed $292,179,146 of purchase transactions and $202,901,590 of sales transactions through Sanford C. Bernstein & Company, LLC, an affiliate of Alliance Capital Management, LP. Commissions paid for such transactions amounted to $516,496.

(10) For the period January 1, 2005 to March 29, 2005, Alliance Capital Management, LP received 0.27% on the first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.11% on all average daily net assets in excess of $2,000,000,000. For the period March 30, 2005 to December 31, 2005, TCW Investment Management Company received 0.70% on the first $25,000,000 in average daily net assets, 0.50% on the next $75,000,000 in average daily net assets, 0.30% on the next $400,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000. AllianceBernstein received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets and 0.13% on all average daily net assets in excess of $1,000,000,000.

(11) For the period May 6, 2005 to December 31, 2005, Hotchkis and Wiley Capital Management, LLC received 0.75% on the first $15,000,000 in average daily net assets, 0.50% on the next $35,000,000 in average daily net assets, 0.35% on the next $100,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $150,000,000.

(12) The Growth & Income Series has three subadvisors: Ark Asset Management, Inc., Goldman Sachs Asset Management, LP and Aronson & Johnson & Ortiz, LP.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     During the year ended December 31, 2005, the Growth & Income Series executed $154,888,746 of purchase transactions and $200,240,403 of sales transactions through Goldman Sachs & Company, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $235,106.

(13) Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in combined average daily net assets of the Growth & Income Series and the Equity Growth Series, 0.18% on the next $250,000,000 in combined average daily net assets and 0.15% on all combined average daily net assets in excess of $1,000,000,000. Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in combined average daily net assets of the Balanced Series and the Growth & Income Series, 0.12% on the next $1,000,000,000 in combined average daily net assets and 0.10% on all combined average daily net assets in excess of $1,500,000,000. Aronson & Johnson & Ortiz, LP received 0.30% on the first $250,000,000 in average daily net assets, 0.20% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $500,000,000. If assets are less than $100,000,000, then Aronson & Johnson & Ortiz, LP will receive 0.55% on the first $50,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $50,000,000.

(14) The Equity Growth Series has two subadvisors: Ark Asset Management Company, Inc. and Marsico Capital Management, LLC.

     During the year ended December 31, 2005, the Equity Growth Series executed $22,446,835 of purchase transactions and $11,640,386 of sales transactions through Bank of America Securities, LLC, an affiliate of Marsico Capital Management, LLC. Commissions paid for such transactions amounted to $43,885.

(15) Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in combined average daily net assets of the Growth & Income Series and the Equity Growth Series, 0.18% on the next $250,000,000 in combined average daily net assets and 0.15% on all combined average daily net assets in excess of $1,000,000,000. Marsico Capital Management, LLC received 0.30% on the first $1,000,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $1,000,000,000. If assets are greater than $2,000,000,000, then Marsico Capital Management, LLC will receive 0.27% on all average daily net assets.

(16) Effective March 30, 2005, the Mid-Cap Value Series added an additional subadvisor, LSV Asset Management, to its existing subadvisor, Cramer, Rosenthal, McGlynn, LLC.

(17) Cramer Rosenthal McGlynn, LLC received 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000. For the period March 30, 2005 to December 31, 2005, LSV Asset Management received 0.50% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $800,000,000. In determining the basis point fee applicable to the Series, the combined average daily net assets of the Series and the portion of the International Equity Series managed by LSV Asset Management were applied to the fee schedule.

(18) 0.40% on the first $135,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $135,000,000.

(19) The Special Equity Series has five subadvisors: EARNEST Partners, LLC, Wellington Management Company, LLP, RS Investments Management, LP, Mazama Capital Management, LLC and

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     INVESCO, Inc. Effective March 14, 2005, Mazama Capital Management, LLC replaced Seneca Capital Management, LLC.

(20) Wellington Management Company, LLP received 0.45% on the first $200,000,000 of average daily net assets and 0.375% on average daily net assets in excess of $200,000,000. EARNEST Partners, LLC received 0.50% of all average daily net assets. RS Investments Management, LP received 0.50% on the first $100,000,000 in average daily net assets and 0.40% on all average daily net assets in excess of $100,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000. For the period January 1, 2005 to March 13, 2005, Seneca Capital Management, LLC received 0.43% on the first $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $200,000,000. For the period March 14, 2005 to December 31, 2005, Mazama Capital Management, LLC received 0.55% in average daily net assets.

(21) Effective December 13, 2005, Trusco Capital Management, Inc. replaced Delaware Management Company. For the period January 1, 2005 to December 12, 2005, Delaware Management Company received 0.50% on all average daily net assets. For the period December 13, 2005 to December 31, 2005, Trusco Capital Management, Inc. received 0.80% on the first $10,000,000 in average daily net assets, 0.64% on the next $40,000,000 in average daily net assets, and 0.48% on all average daily net assets in excess of $50,000,000.

     During the year ended December 31, 2005, the Small Cap Growth Series executed $1,037,681 of sales transactions through Suntrust Capital Markets, Inc., an affiliate of Trusco Capital Management, Inc. Commissions paid for such transactions amounted to $2,069.

(22) 0.35% on the first $100,000,000 in average daily net assets, 0.30% on the next $200,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $500,000,000.

(23) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $125,000,000.

(24) The International Equity Series has two subadvisors: LSV Asset Management and Wellington Management Company, LLP.

(25) LSV Asset Management received 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.37% on the next $400,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $800,000,000. Wellington Management Company, LLP received 0.375% on the first $400,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets and 0.325% on all average daily net assets in excess of $1,000,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

     For the year ended December 31, 2005, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

SERIES                                                             EXPENSE CAP
------                                                             -----------
Money Market................................................  30 basis points (b.p.)
High Quality Bond...........................................  40 b.p.
Intermediate Government Bond................................  40 b.p.
Core Bond...................................................  40 b.p.
Total Return Bond...........................................  40 b.p.
Balanced....................................................  50 b.p.
Value & Income..............................................  50 b.p.
Value.......................................................  55 b.p.
Growth & Income.............................................  65 b.p.
Equity Growth...............................................  65 b.p.
Mid-Cap Value...............................................  70 b.p.
Mid-Cap Growth..............................................  75 b.p.
Small-Cap Value.............................................  85 b.p.
Special Equity..............................................  85 b.p.
Small-Cap Growth............................................  90 b.p.
Aggressive Equity...........................................  80 b.p.
High Yield Bond.............................................  60 b.p.
International Equity........................................  90 b.p.

     Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2005 amounted to $124,779.

4. SECURITIES LENDING

     Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

     During the term of the loan, a Series receives payments from borrowers equivalent to dividends, interest and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

     Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes the interest income on short-term investments purchased with cash collateral received.

     At December 31, 2005, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
SERIES                                                        MARKET VALUE      RECEIVED
------                                                        ------------   ---------------
High Quality Bond...........................................  $ 10,010,807    $ 10,225,000
Intermediate Government Bond................................    58,877,080      60,166,347
Core Bond...................................................   203,578,558     208,030,600
Balanced....................................................    15,444,789      15,913,228
Value & Income..............................................   295,433,160     307,114,865
Growth & Income.............................................    96,877,278      99,867,379
Equity Growth...............................................   217,416,134     223,420,265
Mid-Cap Value...............................................    72,828,789      75,129,412
Mid-Cap Growth..............................................    57,833,970      59,815,920
Small-Cap Value.............................................    53,123,206      55,066,408
Special Equity..............................................   249,766,854     259,405,644
Small-Cap Growth............................................     8,078,330       8,438,426
Aggressive Equity...........................................    35,798,864      36,910,309
International Equity........................................   112,580,466     118,326,135

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

     Each Series has invested the cash collateral received from securities loaned in the following short term securities:

                                                HIGH       INTERMEDIATE
                                               QUALITY      GOVERNMENT        CORE                       VALUE &       GROWTH &
                                                BOND           BOND           BOND        BALANCED        INCOME        INCOME
                                             -----------   ------------   ------------   -----------   ------------   -----------
Abbey National PLC, Time Deposit, 4.29%,
 01/11/06..................................  $   165,289   $   972,601    $  3,362,856   $   257,240   $  4,964,573   $ 1,614,376
American Beacon Money Market Fund..........       33,058       194,520         672,571        51,448        992,914       322,876
Bank of America Corp., Floating Rate Note,
 4.31%(1), 06/07/06........................      452,284     2,661,345       9,201,843       703,892     13,584,648     4,417,445
Bank of America Corp., Floating Rate Note,
 4.31%(1), 08/10/06........................      330,578     1,945,202       6,725,712       514,482      9,929,145     3,228,752
Bank of Montreal, Time Deposit, 4.30%,
 01/19/06..................................      330,578     1,945,202       6,725,712       514,482      9,929,145     3,228,752
Bank of Nova Scotia, Time Deposit, 4.25%,
 01/27/06..................................      330,578     1,945,202       6,725,712       514,482      9,929,145     3,228,752
Barclays PLC, Floating Rate CD, 4.31%(1),
 01/17/06..................................       66,116       389,040       1,345,142       102,896      1,985,828       645,750
Barclays PLC, Time Deposit, 4.30%,
 01/31/06..................................      198,347     1,167,121       4,035,427       308,688      5,957,487     1,937,251
Barclays Global Investors Money Market
 Fund -- Institutional Shares..............      429,752     2,528,763       8,743,426       668,826     12,907,889     4,197,378
BNP Paribas, Time Deposit, 4.22%,
 01/24/06..................................      661,157     3,890,403      13,451,424     1,028,962     19,858,291     6,457,504
Branch Banking & Trust, Time Deposit,
 4.26%, 01/11/06...........................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,376
Calyon New York, Time Deposit, 4.34%,
 01/05/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Calyon New York, Time Deposit, 4.34%,
 02/06/06..................................      330,578     1,945,202       6,725,712       514,482      9,929,145     3,228,752
Credit Suisse First Boston Corp., Floating
 Rate Note, 4.18%(1), 03/10/06.............       33,058       194,520         672,571        51,448        992,915       322,875
Dexia Group, Time Deposit, 4.23%,
 01/20/06..................................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,376
Dexia Group, Time Deposit, 4.27%,
 01/27/06..................................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,376
Federal Home Loan Bank, US Government
 Agency Discount Note, 4.19%(2),
 01/15/06..................................      196,401     1,155,669       3,995,828       305,660      5,899,028     1,918,241
Fortis Bank, Time Deposit, 4.35%,
 01/03/06..................................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,376
Fortis Bank, Time Deposit, 4.30%,
 01/04/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Fortis Bank, Time Deposit, 4.28%,
 01/12/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Freddie Mac, US Government Agency Discount
 Note, 4.23%(2), 01/30/06..................      239,833     1,411,231       4,879,461       373,253      7,203,532     2,342,439
Goldman Sachs Financial Square Prime
 Obligations Fund -- Institutional
 Shares....................................       26,887       158,207         547,015        41,844        807,556       262,600
Merrill Lynch & Company, Inc., Repurchase
 Agreement, dated 12/30/05, 4.24%, due
 01/03/06(a)(b)(c).........................      991,735     5,835,605      20,177,136     1,543,443     29,787,437     9,686,256
Merrimac Cash Fund-Premium Class...........       52,893       311,233       1,076,114        82,317      1,588,664       516,600
National Australia Bank, Time Deposit,
 4.16%, 01/03/06...........................      165,801       975,610       3,373,260       258,037      4,979,932     1,619,370
Rabobank Nederland, Time Deposit, 4.21%,
 01/19/06..................................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,376
Rabobank Nederland, Floating Rate CD,
 4.10%(1), 05/31/06........................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,377
Royal Bank of Canada, Time Deposit, 4.25%,
 01/24/06..................................      231,405     1,361,641       4,707,998       360,136      6,950,402     2,260,127
Royal Bank of Scotland, Time Deposit,
 4.25%, 01/23/06...........................      330,579     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Skandinaviska Enskilda Banken AB (SEB),
 Time Deposit, 4.23%, 01/03/06.............      165,289       972,601       3,362,856       257,240      4,964,573     1,614,377
Societe Generale, Time Deposit, 4.28%,
 01/30/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Societe Generale, Time Deposit, 4.28%,
 01/31/06..................................      165,289       972,601       3,362,856       257,240      4,964,573     1,614,377
The Bank of the West, Time Deposit, 4.29%,
 01/25/06..................................      462,810     2,723,283       9,415,997       720,273     13,900,804     4,520,253
The Bear Stearns Companies, Inc., Floating
 Rate Note, 4.39%(1), 03/07/06.............       66,116       389,040       1,345,142       102,896      1,985,829       645,750
The Bear Stearns Companies, Inc., Floating
 Rate Note, 4.39%(1), 06/06/06.............      132,231       778,081       2,690,285       205,792      3,971,658     1,291,501
Toronto Dominion Bank, Time Deposit, 4.30%,
 01/23/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
UBS AG, Time Deposit, 4.26%, 01/10/06......      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Wells Fargo Bank, Time Deposit, 4.30%,
 01/18/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
Wells Fargo Bank, Time Deposit, 4.29%,
 01/30/06..................................      330,578     1,945,202       6,725,712       514,481      9,929,146     3,228,752
                                             -----------   -----------    ------------   -----------   ------------   -----------
                                             $10,225,000   $60,166,347    $208,030,600   $15,913,228   $307,114,865   $99,867,379
                                             ===========   ===========    ============   ===========   ============   ===========
Information pertaining to the investment of
the cash collateral is shown on each
Series' Portfolio of Investments.
---------------
(1) Variable rate security. The rate shown
   was in effect at December 31, 2005.
(2) Represents yield to maturity at time of
   purchase.
(a) Repurchase proceeds at maturity........  $   992,202   $ 5,838,354    $ 20,186,642   $ 1,544,170   $ 29,801,470   $ 9,690,819
                                             ===========   ===========    ============   ===========   ============   ===========
(b) Collateralized by various Federal Home
   Loan Banks, zero coupon -- 6.75%, due
   07/16/08 -- 01/13/33, with a total value
   of......................................  $   275,142   $ 1,618,996    $  5,597,825   $   428,202   $  8,264,051   $ 2,687,301
                                             ===========   ===========    ============   ===========   ============   ===========
(c) Collateralized by various Freddie Macs,
   zero coupon, due 01/03/06 -- 07/15/32,
   with a total value of...................  $   736,432   $ 4,333,343    $ 14,982,928   $ 1,146,114   $ 22,119,243   $ 7,192,721
                                             ===========   ===========    ============   ===========   ============   ===========

             EQUITY        MID-CAP       MID-CAP      SMALL-CAP       SPECIAL      SMALL-CAP    AGGRESSIVE    INTERNATIONAL
             GROWTH         VALUE        GROWTH         VALUE         EQUITY         GROWTH       EQUITY         EQUITY
          ------------   -----------   -----------   -----------   -------------   ----------   -----------   -------------
          $  3,611,633   $ 1,214,482   $   966,936   $   890,159   $   4,193,344   $ 136,409    $   596,662   $  1,912,765
               722,326       242,896       193,387       178,032         838,669      27,282        119,332        382,553
             9,882,576     3,323,208     2,645,845     2,435,759      11,474,321     373,258      1,632,658      5,233,934
             7,223,266     2,428,963     1,933,873     1,780,319       8,386,683     272,818      1,193,325      3,825,532
             7,223,266     2,428,963     1,933,873     1,780,319       8,386,687     272,818      1,193,325      3,825,532
             7,223,266     2,428,964     1,933,873     1,780,319       8,386,688     272,818      1,193,325      3,825,532
             1,444,653       485,793       386,775       356,064       1,677,337      54,564        238,665        765,107
             4,333,959     1,457,379     1,160,324     1,068,191       5,032,013     163,690        715,995      2,295,319
             9,390,245     3,157,652     2,514,034     2,314,415      10,902,694     354,663      1,551,323      4,973,190
            14,446,532     4,857,927     3,867,745     3,560,638      16,773,375     545,635      2,386,650      7,651,062
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,663      1,912,765
             7,223,266     2,428,964     1,933,873     1,780,319       8,386,688     272,817      1,193,325      3,825,532
             7,223,266     2,428,964     1,933,873     1,780,319       8,386,688     272,817      1,193,325      3,825,532
               722,326       242,896       193,387       178,032         838,669      27,281        119,332        382,553
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,663      1,912,765
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,663      1,912,765
             4,291,431     1,443,077     1,148,937     1,057,709       4,982,634     162,084        708,969      2,272,794
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,663      1,912,765
             7,223,266     2,428,964     1,933,873     1,780,319       8,386,688     272,817      1,193,325      3,825,531
             7,223,266     2,428,964     1,933,873     1,780,319       8,386,688     272,817      1,193,325      3,825,531
             5,240,433     1,762,197     1,403,012     1,291,610       6,084,488     197,927        865,750      2,775,398
               587,482       197,552       157,286       144,797         682,103      22,188         97,055        311,138
            21,669,798     7,286,891     5,801,617     5,340,957      25,160,063     818,453      3,579,975     11,476,593
             1,155,723       388,635       309,420       284,851       1,341,870      43,651        190,932        612,085
             3,622,807     1,218,239       969,928       892,913       4,206,317     136,831        598,508      1,918,683
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,663      1,912,765
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,662      1,912,765
             5,056,287     1,700,275     1,353,711     1,246,223       5,870,682     190,972        835,327      2,677,872
             7,223,266     2,428,964     1,933,873     1,780,319       8,386,688     272,818      1,193,325      3,825,531
             3,611,633     1,214,482       966,936       890,160       4,193,344     136,409        596,662      1,912,765
             7,223,266     2,428,964     1,933,872     1,780,319       8,386,688     272,818      1,193,325      3,825,531
             3,611,633     1,214,482       966,936       890,159       4,193,344     136,409        596,662      1,912,765
            10,112,572     3,400,549     2,707,421     2,492,446      11,741,363     381,945      1,670,655      5,355,743
             1,444,653       485,793       386,774       356,064       1,677,337      54,564        238,665        765,106
             2,889,307       971,585       773,549       712,128       3,354,675     109,127        477,330      1,530,212
             7,223,266     2,428,964     1,933,872     1,780,319       8,386,688     272,818      1,193,325      3,825,531
             7,223,266     2,428,964     1,933,872     1,780,319       8,386,688     272,818      1,193,325      3,825,531
             7,223,266     2,428,964     1,933,872     1,780,319       8,386,688     272,818      1,193,325      3,825,531
             7,223,266     2,428,964     1,933,872     1,780,319       8,386,688     272,818      1,193,325      3,825,531
          ------------   -----------   -----------   -----------   -------------   ----------   -----------   ------------
          $223,420,265   $75,129,412   $59,815,920   $55,066,408   $ 259,405,644   $8,438,426   $36,910,309   $118,326,135
          ============   ===========   ===========   ===========   =============   ==========   ===========   ============
          $ 21,680,007   $ 7,290,324   $ 5,804,350   $ 5,343,473   $  25,171,916   $ 818,839    $ 3,581,662   $ 11,482,000
          ============   ===========   ===========   ===========   =============   ==========   ===========   ============
          $  6,011,939   $ 2,021,633   $ 1,609,566   $ 1,481,763   $6,980,259.00   $ 227,067    $   993,208   $  3,183,996
          ============   ===========   ===========   ===========   =============   ==========   ===========   ============
          $ 16,091,333   $ 5,411,023   $ 4,308,105   $ 3,966,032   $  18,683,097   $ 607,758    $ 2,658,381   $  8,522,169
          ============   ===========   ===========   ===========   =============   ==========   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

5. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2005 were as follows:

                                                                     COST OF          PROCEEDS
SERIES                                                              PURCHASES        FROM SALES
------                                                           ---------------   ---------------
High Quality Bond.....................  Government Obligations   $   146,744,829   $   147,930,067
                                        Other                        353,814,709       271,609,850
Intermediate Government Bond..........  Government Obligations     1,789,964,466     1,865,140,056
                                        Other                         48,719,358        49,124,964
Core Bond.............................  Government Obligations    19,042,491,794    18,747,270,140
                                        Other                        741,529,860       519,826,863
Total Return Bond.....................  Government Obligations       243,679,461       196,350,195
                                        Other                         41,091,409         8,582,360
Balanced..............................  Government Obligations     1,089,137,574     1,111,407,526
                                        Other                        412,402,586       401,905,581
Value & Income........................  Other                      2,619,799,404     2,460,366,376
Value.................................  Other                         36,300,833         3,074,505
Growth & Income.......................  Other                        872,553,978       901,164,556
Equity Growth.........................  Other                      1,894,415,422     1,757,888,098
Mid-Cap Value.........................  Other                        721,462,621       544,280,471
Mid-Cap Growth........................  Other                        360,116,339       321,796,435
Small-Cap Value.......................  Other                        308,555,076       262,992,462
Special Equity........................  Other                      1,104,309,630     1,153,462,606
Small-Cap Growth......................  Other                        224,128,032       205,431,289
Aggressive Equity.....................  Other                        698,259,275       743,694,021
High Yield Bond.......................  Other                        319,260,339       240,779,030
International Equity..................  Other                      1,550,064,499     1,382,579,414

6. LEGAL AND REGULATORY MATTERS

     On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546 (e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. The Court has set a discovery

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. LEGAL AND REGULATORY MATTERS (CONTINUED)

calendar indicating that discovery is to proceed through 2006. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because only limited discovery has taken place, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss period.

     Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Series and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisors, Inc. ("DIA").

     On February 18, 2005, DISC was notified by NASD Staff that it had made a preliminary determination to recommend disciplinary action against DISC regarding certain matters. In February 2006, DISC settled an administrative proceeding with the NASD regarding agreements with two customers who were permitted to engage in market timing activity in the Diversified Investors International Equity Fund from July 1, 2003 through October 24, 2003. The settlement also addressed alleged deficiencies in DISC's procedures relating to the retention of e-mail communications. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which DISC neither admitted nor denied the allegations or findings, DISC consented to the following sanctions: (i) censure; (ii) a fine of $1.3 million; (iii) restitution of approximately $949,011 to the Diversified International Equity Portfolio for losses attributable to the trading described in the AWC; and (iv) agreement to make certifications to the NASD regarding the review and establishment of procedures relating to e-mail retention and to the enforcement of the Funds' policies and procedures relating to market timing. The restitution payment of $949,011 referred to above was made on February 14, 2006.

     DISC and DIA have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request. Although it is not anticipated that these developments will have an adverse effect on the Series Portfolio, there can be no assurance at this time.

7. PROXY VOTING POLICIES AND PROCEDURES

     A description of the Series Portfolio's proxy voting policies and procedures is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com. (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or
(iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series Portfolio's filing for the twelve months ended June 30, 2005, is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com. (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov.

8. QUARTERLY PORTFOLIOS

     The Series Portfolio will file its portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. The Series Portfolio's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-

                        DIVERSIFIED INVESTORS PORTFOLIOS

8. QUARTERLY PORTFOLIOS (CONTINUED)

SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

9. CONCENTRATIONS AND INDEMNIFICATIONS

     Some Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

     As of December 31, 2005, the Aggressive Equity Series invested approximately 10.71% of its portfolio in issuers outside the United States.

     As of December 31, 2005, the High Yield Bond Series invested approximately 11.40% of its portfolio in issuers outside the United States.

     As of December 31, 2005, substantially all of the International Equity Series' net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

     As of December 31, 2005, the International Equity Series invested approximately 20.93% and 17.98% respectively, of its portfolio in issuers in Japan and United Kingdom, respectively.

     The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

     Credit risk is measured by the loss a Series would record if its counter-parties failed to perform pursuant to the terms of their obligations to the Series. Since certain Series can enter into various types of debt obligations including private placements and swaps, forward currency contracts, spot contracts, forward commitments and over-the-counter options, credit exposure exists with counterparties.

     In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

     During the year, AEGON deposited seed money into the Total Return Bond Series through an investment in a feeder fund of the Series. At December 31, 2005, this amount represented 46% of the assets invested in the Total Return Bond Series. It is anticipated that this seed money will be withdrawn as new deposits eliminate the need for such seed money.

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD AND SPOT CONTRACTS

     At December 31, 2005, the Core Bond Series, Total Return Bond Series, Balanced Series, High Yield Bond Series, and International Equity Series had entered into foreign currency forward and spot contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                          NET UNREALIZED
                                     FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY        FOR          DATE       12/31/05     (DEPRECIATION)
                                    ----------   -----------   ----------   -----------   --------------
CORE BOND
SALE CONTRACTS:
Euro..............................  13,200,000   $16,041,894    01/20/06    $15,642,102     $ 399,792
Mexican Peso......................  56,303,463     5,115,613    01/27/06      5,279,247      (163,634)
Mexican Peso......................     538,000        49,506    01/27/06         50,445          (939)
New Zealand Dollar................  11,358,753     7,894,333    01/27/06      7,741,633       152,700
                                                                                            ---------
TOTAL.............................                                                          $ 387,919
                                                                                            =========
TOTAL RETURN BOND
PURCHASE CONTRACTS:
Canadian Dollar...................     153,287   $   129,904    02/08/06    $   132,006     $   2,102
                                                                                            =========
SALE CONTRACTS:
Australian Dollar.................     323,539   $   242,169    02/08/06    $   236,927     $   5,242
Canadian Dollar...................     320,464       271,005    02/08/06        275,973        (4,968)
                                                                                            ---------
TOTAL.............................                                                          $     274
                                                                                            =========
BALANCED
PURCHASE CONTRACTS:
Euro..............................   4,565,000   $ 5,521,367    02/08/06    $ 5,415,290     $(106,077)
                                                                                            =========
SALE CONTRACTS:
Australian Dollar.................     940,285   $   703,804    02/08/06    $   688,569     $  15,235
Canadian Dollar...................     910,497       769,977    02/08/06        784,092       (14,115)
Euro..............................   4,567,485     5,484,179    02/08/06      5,418,238        65,941
                                                                                            ---------
TOTAL.............................                                                          $  67,061
                                                                                            =========
HIGH YIELD BOND
SALE CONTRACTS:
Euro..............................     492,608   $   584,233    01/31/06    $   584,098     $     135
                                                                                            =========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Hong Kong Dollar..................   1,275,680   $   164,536    01/03/06    $   164,526     $     (10)
Hong Kong Dollar..................     255,958        33,010    01/04/06         33,011             1
                                                                                            ---------
TOTAL.............................                                                          $      (9)
                                                                                            =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD AND SPOT CONTRACTS (CONTINUED)


                                                                                          NET UNREALIZED
                                     FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY        FOR          DATE       12/31/05     (DEPRECIATION)
                                    ----------   -----------   ----------   -----------   --------------
INTERNATIONAL EQUITY (CONTINUED)
SALE CONTRACTS:
Canadian Dollar...................     270,332   $   231,939    01/03/06    $   232,553     $    (614)
Canadian Dollar...................     478,780       411,217    01/04/06        411,883          (666)
Canadian Dollar...................     244,262       210,113    01/05/06        210,140           (27)
Euro..............................     112,829       124,056    12/29/06        136,181       (12,125)
Great British Pound...............      71,126       122,091    01/03/06        122,373          (282)
Great British Pound...............     240,727       415,110    01/04/06        414,171           939
Great British Pound...............     119,362       205,350    01/05/06        205,362           (12)
Swiss Franc.......................   2,203,555     1,673,480    01/03/06      1,676,918        (3,438)
                                                                                            ---------
TOTAL.............................                                                          $ (16,225)
                                                                                            =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS

                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER         YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------   --------------   ------
MONEY MARKET
12/31/2005               0.28%         0.28%           2.97%           2.97%           N/A     $  765,777,258     3.00%
12/31/2004               0.28          0.28            1.17            1.17            N/A        809,352,385     1.17
12/31/2003               0.28          0.28            1.11            1.11            N/A        799,572,598     1.11
12/31/2002               0.28          0.28            1.70            1.70            N/A        864,772,946     1.72
12/31/2001               0.27          0.27            3.85            3.85            N/A        704,577,191     4.04
HIGH QUALITY BOND
12/31/2005               0.39          0.39            3.25            3.25             58%       788,399,166     1.95
12/31/2004               0.38          0.38            2.96            2.96             48        690,594,378     1.48
12/31/2003               0.38          0.38            3.19            3.19             50        622,748,334     2.34
12/31/2002               0.38          0.38            4.36            4.36             54        439,015,018     6.21
12/31/2001               0.38          0.38            5.74            5.74             53        330,502,956     8.26
INTERMEDIATE GOVERNMENT BOND
12/31/2005               0.40          0.40            3.45            3.45            756        261,106,523     1.34
12/31/2004               0.42          0.40            2.46            2.48            554        256,502,651     1.59
12/31/2003               0.38          0.38            2.91            2.91            392        265,519,988     1.60
12/31/2002               0.39          0.39            3.93            3.93            134        358,005,390     8.31
12/31/2001               0.38          0.38            5.25            5.25             40        260,795,117     6.83
CORE BOND
12/31/2005               0.39          0.39            3.99            3.99          1,003(a)   2,052,893,035     2.38
12/31/2004               0.39          0.39            3.62            3.62            885      1,655,367,885     4.65
12/31/2003               0.39          0.39            3.52            3.52            922      1,468,787,007     4.64
12/31/2002               0.39          0.39            4.85            4.85            462        999,624,604     9.24
12/31/2001               0.38          0.38            5.32            5.32            547        761,473,139     6.97
TOTAL RETURN BOND
12/31/2005(1)            0.55*         0.40*           3.93*           4.08*           327         70,072,859     2.35
BALANCED
12/31/2005               0.54          0.50            2.21            2.25            367        410,747,655     5.59
12/31/2004               0.52          0.50            2.19            2.21            338        419,726,689     8.31
12/31/2003               0.51          0.50            2.15            2.16            377        434,085,832    17.69
12/31/2002               0.52          0.50            2.63            2.65            289        375,745,612   (10.01)
12/31/2001               0.49          0.49            2.82            2.82            312        497,836,597    (5.27)
VALUE & INCOME
12/31/2005               0.48          0.48            1.38            1.38             89      3,018,060,297     6.88
12/31/2004               0.48          0.48            1.79            1.79             44      2,705,463,322    12.91
12/31/2003               0.47          0.47            1.91            1.91             70      2,198,085,735    26.52
12/31/2002               0.48          0.48            1.97            1.97             31      1,553,159,805   (15.25)
12/31/2001               0.48          0.48            2.07            2.07             32      1,653,702,046    (1.98)
VALUE
12/31/2005(1)            1.18*         0.55*           1.15*           1.78*            21         35,138,512     9.47

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER         YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------   --------------   ------
GROWTH & INCOME
12/31/2005               0.64%         0.64%           0.96%           0.96%           79%     $1,178,758,869     7.12%
12/31/2004               0.64          0.64            1.22            1.22           184       1,135,948,434    10.79
12/31/2003               0.63          0.63            1.02            1.02           100       1,063,389,332    24.16
12/31/2002               0.66          0.65            0.77            0.78           115         799,621,503   (22.57)
12/31/2001               0.63          0.63            0.50            0.50           153         968,765,767   (22.31)
EQUITY GROWTH
12/31/2005               0.65          0.65            0.34            0.34            76       2,587,382,061     7.18
12/31/2004               0.65          0.65            0.68            0.68           129       2,290,559,947     7.75
12/31/2003               0.65          0.65            0.34            0.34            61       1,975,636,700    26.48
12/31/2002               0.65          0.65            0.22            0.22            75       1,146,889,083   (23.60)
12/31/2001               0.64          0.64            0.09            0.09            63       1,230,944,333   (20.22)
MID-CAP VALUE
12/31/2005               0.72          0.70            1.26            1.28           112         641,531,538     9.77
12/31/2004               0.71          0.70            0.78            0.79           147         414,710,679    25.47
12/31/2003               0.75          0.70            0.51            0.56           156         216,193,119    41.63
12/31/2002               1.02          0.70            0.20            0.52           156          47,629,380   (15.09)
12/31/2001(2)            1.91*         0.70*          (0.48)*          0.73*           87          13,632,294     8.28
MID-CAP GROWTH
12/31/2005               0.76          0.75           (0.39)          (0.38)          142         282,950,442    13.42
12/31/2004               0.79          0.75           (0.33)          (0.29)          223         210,100,872    15.38
12/31/2003               0.81          0.75           (0.37)          (0.31)          100         165,747,874    26.91
12/31/2002               0.96          0.75           (0.62)          (0.41)          138          44,270,757   (25.29)
12/31/2001(2)            1.93*         0.75*          (1.50)*         (0.32)*          63          15,562,948   (13.27)
SMALL-CAP VALUE
12/31/2005               0.88          0.85            0.07            0.10           143         218,749,221    (4.70)
12/31/2004               0.89          0.85            0.27            0.31            42         172,735,949    21.75
12/31/2003               0.94          0.85            1.19            1.28            40         100,887,458    41.10
12/31/2002(3)            1.39*         0.85*          (0.17)*          0.37*           26          17,920,226   (21.90)
SPECIAL EQUITY
12/31/2005               0.85          0.85            0.09            0.09            92       1,296,671,909    10.53
12/31/2004               0.84          0.84            0.15            0.15           103       1,227,530,742    12.63
12/31/2003               0.85          0.85           (0.02)          (0.02)          103       1,270,601,125    43.96
12/31/2002               0.84          0.84            0.05            0.05           109       1,005,958,858   (24.33)
12/31/2001               0.83          0.83           (0.02)          (0.02)           88       1,323,223,840    (3.09)
SMALL-CAP GROWTH
12/31/2005               0.98          0.90           (0.49)          (0.41)          183         132,903,534     0.55
12/31/2004               0.97          0.90           (0.58)          (0.51)           84         108,429,152    11.94
12/31/2003               1.02          0.90           (0.29)          (0.17)           81          83,589,643    39.31
12/31/2002(3)            1.48*         0.90*          (1.03)*         (0.45)*          68          16,521,455   (15.98)

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
        YEAR             NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER         YEAR        RETURN
       -------         --------   ---------------   ----------   ---------------   ---------   --------------   ------
AGGRESSIVE EQUITY
12/31/2005               0.81%         0.80%          (0.15)%         (0.14)%         187%     $  382,129,060     8.20%
12/31/2004               0.95          0.94           (0.49)          (0.48)          252         397,726,867    12.14
12/31/2003               1.01          1.00           (0.61)          (0.60)          165         371,333,010    28.12
12/31/2002               1.01          1.00           (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00          1.00           (0.72)          (0.72)           98         372,579,133   (31.15)
HIGH YIELD BOND
12/31/2005               0.60          0.60            7.74            7.74            68         416,027,255     3.34
12/31/2004               0.60          0.60            8.06            8.06            80         351,772,536    10.32
12/31/2003               0.61          0.60            9.07            9.08           136         282,700,774    27.91
12/31/2002               0.61          0.60            9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59          0.59            9.41            9.41            90         174,019,465     5.15
INTERNATIONAL EQUITY
12/31/2005               0.88          0.88            2.03            2.03            94       1,721,786,149    11.20
12/31/2004               0.87          0.87            1.85            1.85           171       1,401,617,944    19.66
12/31/2003               0.86          0.86            1.11            1.11            23       1,049,033,896    33.52
12/31/2002               0.87          0.87            0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88          0.88            0.67            0.67            28         632,888,725   (18.57)

---------------

(a) Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2H.

*   Annualized.

(1) Commencement of Operations, May 6, 2005.

(2) Commencement of Operations, April 27, 2001.

(3) Commencement of Operations, April 15, 2002.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Value Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2005, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 20, 2006

                        DIVERSIFIED INVESTORS PORTFOLIOS

                   APPROVAL OF INVESTMENT ADVISORY CONTRACTS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

     Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios (each, a "Portfolio") pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with each of the Portfolios. For each Portfolio, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with one or more Subadvisers.

     A discussion of the Board's considerations and determinations with respect to the continuation of existing Diversified Advisory Agreements and Subadvisory Agreements and the approval of new Subadvisory Agreements during the six-month period ended June 30, 2005 is included in the Portfolios' Semi-Annual Report for such period.

     Additionally, three new Subadvisory Agreements were approved during the six-month period ended December 31, 2005.

     BALANCED PORTFOLIO AND TOTAL RETURN BOND PORTFOLIO. At a meeting held on July 6, 2005, the Board of Trustees approved the appointment of Western Asset Management Company Limited ("WAML") as an additional subadviser to the Balanced Portfolio and the Total Return Bond Portfolio, in each case to manage global fixed income assets alongside its affiliate, Western Asset Management Company (together with WAML, "Western Asset Management"), a subadviser to each Portfolio.

     Having previously received presentations from Diversified's Manager Monitoring Group and representatives of Western Asset Management (on behalf of Western Asset Management Company and WAML), the Board reviewed detailed information about Western Asset Management, including information about its investment philosophy, investment process and investment performance. The Trustees focused, in particular, on the potential benefits of retaining a subadviser dedicated to the management of the non-U.S. dollar denominated portions of the Portfolios.

     The Trustees considered the nature and quality of the anticipated services to be provided by WAML and reviewed detailed information with respect to the hypothetical performance of a composite managed by Western Asset Management. In evaluating WAML's ability to provide services to the Portfolios, the Trustees reviewed information as to WAML's business organization, financial resources, personnel and other matters. The Trustees also considered the subadvisory fees to be paid to WAML and noted that these fees would be paid by Diversified.

     After requesting and reviewing such information as they deemed necessary and after the independent Trustees met in private sessions at which no representatives of Diversified were present, the Board concluded that the Subadvisory Agreements with WAML were in the best interests of the Balanced Portfolio, the Total Return Bond Portfolio and their respective investors.

     SMALL-CAP GROWTH PORTFOLIO. At a meeting held on December 9, 2005, the Board of Trustees considered the termination of Delaware Management Company as the subadviser to the Small-Cap Growth Portfolio, and the appointment of Trusco Capital Management, Inc. ("Trusco") as the subadviser to the Portfolio.

     Diversified's Manager Monitoring Group reviewed with the Board Diversified's procedures for selecting a new subadviser and the specific search criteria used for this search and explained why Trusco met these criteria. Representatives of Trusco then made a detailed presentation to the Board of certain information relating to Trusco, including information about Trusco's investment philosophy, investment process, and investment performance. The Trustees considered the objective nature of Trusco's investment process and its emphasis on risk control and diversification throughout the portfolio construction and management process.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2005

                                  (UNAUDITED)

     In their deliberations, the Trustees took into account the nature and quality of the anticipated services to be provided by Trusco. The Trustees considered information as to Trusco's investment management experience (including total assets under management), business organization, financial resources, personnel, philosophy and other matters. The Trustees reviewed information with respect to Trusco's operations and history. The Trustees also considered the subadvisory fees to be paid by Diversified to Trusco.

     After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after the independent Trustees met in private sessions at which no representatives of Diversified were present, the Board accepted the recommendation to terminate Delaware Management as subadviser and concluded that the Subadvisory Agreement between Diversified and Trusco was in the best interests of the Small-Cap Growth Portfolio and its investors.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                              TRUSTEES INFORMATION
                                  (UNAUDITED)

     Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                             POSITION(S), LENGTH         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          OF TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     -------------------------   -----------------------------------
Joseph P. Carusone, 40.................   Treasurer since 2001        Vice President and Director,
                                                                      Diversified Investment Advisors,
                                                                      Inc.

Robert F. Colby, 50....................   Secretary since 1993        Senior Vice President and General
                                                                      Counsel, Diversified Investment
                                                                      Advisors, Inc.; Vice President,
                                                                      Diversified Investors Securities
                                                                      Corp.; Vice President and Assistant
                                                                      Secretary, of Transamerica
                                                                      Financial Life Insurance Company,
                                                                      Inc.

Suzanne Montemurro, 41.................   Assistant Treasurer since   Vice President and Director,
                                          2002                        Diversified Investment Advisors,
                                                                      Inc.

Mark Mullin, 43........................   President since 2002        President, Chairman of the Board,
                                          Trustee since 1995          Chief Executive Officer, Vice
                                                                      President, Chief Investment
                                                                      Officer, Diversified Investment
                                                                      Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                        TRUSTEES INFORMATION (CONTINUED)
                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                             POSITION(S), LENGTH         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          OF TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                        -------------------      -----------------------------------
Neal M. Jewell, 71.....................   Trustee since 1993          Consultant; Independent Trustee,
355 Thornridge Drive                                                  EAI Select (a registered investment
Stamford, CT 06903                                                    company)

Robert Lester Lindsay, 71..............   Trustee since 1993          Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 52.................   Trustee since 1993          President, Investment Management
2 Orchard Neck Road                                                   Services, Inc.
Center Moriches, NY 11934

Joyce Galpern Norden, 66...............   Trustee since 1993          Vice President, Institutional
505 Redleaf Road                                                      Advancement, Reconstructionist
Wynnewood, PA 19096                                                   Rabbinical College

Patricia L. Sawyer, 55.................   Trustee since 1993,         President and Executive Search
Smith & Sawyer LLP                        Chairperson of Audit        Consultant, Smith & Sawyer LLC
P.O. Box 8063                             Committee since
Vero Beach, FL 32963                      2003

                     (This page intentionally left blank.)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company at December 31, 2005 and December 31, 2004, and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 (Successor) and the six months ended June
30, 2004 and the year ended December 31, 2003 (Predecessor) in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004, MONY Life Insurance Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 12, 2006

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                                    2005              2004
                                                                                              ----------------- -----------------
                                                                                                        (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............................. $       8,635.3   $        8,380.0
   Mortgage loans on real estate.............................................................         1,467.9            1,777.9
   Policy loans..............................................................................         1,122.3            1,136.6
   Real estate held for the production of income.............................................           139.6              147.9
   Other invested assets.....................................................................           639.2              656.5
                                                                                              ----------------- -----------------
          Total investments..................................................................        12,004.3           12,098.9
Cash and cash equivalents....................................................................           471.1              508.0
Amounts due from reinsurers..................................................................           919.6              796.0
Deferred policy acquisition costs............................................................           191.9               71.0
Other intangible assets, net.................................................................           103.0              137.3
Value of business acquired...................................................................           734.3              764.8
Income taxes receivable......................................................................            26.5               80.0
Other assets.................................................................................           212.7              284.6
Separate Accounts' assets....................................................................         4,461.7            4,852.3
                                                                                              ----------------- -----------------

TOTAL ASSETS................................................................................. $      19,125.1   $       19,592.9
                                                                                              ================= =================

LIABILITIES
Future policy benefits and other policyholders liabilities................................... $       8,679.4   $        8,695.4
Policyholders' account balances..............................................................         3,562.4            3,580.3
Other liabilities............................................................................           688.1              743.9
Long-term debt...............................................................................           216.9              216.9
Separate Accounts' liabilities...............................................................         4,461.7            4,852.3
                                                                                              ----------------- -----------------
       Total liabilities.....................................................................        17,608.5           18,088.8
                                                                                              ----------------- -----------------

Commitments and contingencies (Notes 10, 11, 13, 16, 17, 18, 19 and 20)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized, 2.5 million issued and
   outstanding...............................................................................             2.5                2.5
Capital in excess of par value...............................................................         1,769.7            1,868.6
Accumulated deficit..........................................................................          (243.3)            (407.1)
Accumulated other comprehensive (loss) income................................................           (12.3)              40.1
                                                                                              ----------------- -----------------
       Total shareholder's equity............................................................         1,516.6            1,504.1
                                                                                              ----------------- -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................................... $      19,125.1     $     19,592.9
                                                                                              ================= =================

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                          YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended            Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,       December 31,
                                                                          2005            2004            2004            2003
                                                                    ---------------  ---------------  --------------  --------------
                                                                      (SUCCESSOR)     (Successor)      (Predecessor)  (Predecessor)
                                                                                             (IN MILLIONS)

REVENUES
Premiums........................................................... $      555.2       $    369.3     $    346.9       $    723.7
Universal life and investment-type product policy fee income.......        200.8            101.8          107.5            210.9
Net investment income..............................................        679.7            307.7          351.7            724.2
Investment gains (losses), net.....................................          1.7             14.4           (5.1)            46.4
Commissions, fees and other income.................................        200.9            113.5          106.2            208.1
                                                                    -------------- ----------------- ---------------- -------------
              Total revenues.......................................      1,638.3            906.7          907.2          1,913.3
                                                                    -------------- ----------------- ---------------- -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits............................................        807.1            508.5          496.8          1,065.8
Interest credited to policyholders' account balances...............        141.4             73.6           77.5            139.4
Compensation and benefits..........................................        118.5             78.9          104.0            197.4
Commissions........................................................        206.0            121.3          122.2            226.7

Amortization of deferred sales commissions.........................          0.6              0.1            6.4             13.3
Interest expense...................................................         18.8              9.5            9.5             19.1
Amortization of deferred policy acquisition costs and value of
   business acquired...............................................         71.6             62.2           68.3            120.0
Capitalization of deferred policy acquisition costs ...............       (136.7)          (100.2)        (113.7)          (233.7)
Amortization of other intangible assets............................         10.4              7.6            1.5              3.1
Impairment of goodwill.............................................         -               425.8            -                -
Rent expense.......................................................         28.9             11.8           16.6             33.5
Other operating costs and expenses.................................        108.3            101.3          149.2            257.9
                                                                    -------------- ----------------- ---------------- --------------

          Total benefits and other deductions......................      1,374.9          1,300.4          938.3          1,842.5
                                                                    -------------- ----------------- ---------------- --------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change...............................................        263.4           (393.7)         (31.1)            70.8
Income tax (expense) benefit.......................................        (99.6)           (13.4)           9.3            (20.5)
                                                                    -------------- ----------------- ---------------- --------------
                                                                           163.8           (407.1)         (21.8)            50.3
Net earnings (loss) before cumulative effect of accounting change..
Earnings from real estate to be disposed of, net of income taxes...         -                -               -                5.9
Cumulative effect of accounting change, net of income taxes........         -                -               4.0              -
                                                                    -------------- ----------------- ---------------- --------------
Net Earnings (Loss)................................................ $      163.8       $   (407.1)    $    (17.8)      $     56.2
                                                                    ============== ================= ================ ==============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                     RETAINED       ACCUMULATED
                                                                     CAPITAL         EARNINGS/         OTHER             TOTAL
                                                     COMMON         IN EXCESS      (ACCUMULATED    COMPREHENSIVE     SHAREHOLDER'S
                                                      STOCK          OF PAR          DEFICIT)      INCOME (LOSS)         EQUITY
                                                 -------------- ---------------- ---------------- ----------------- ----------------
                                                                                  (IN MILLIONS)

PREDECESSOR BALANCE, JANUARY 1, 2003 .........       $    2.5       $  1,753.6      $  137.8        $   80.0        $  1,973.9
Unamortized restricted stock compensation ....            -                3.1           -               -                 3.1
Dividends ....................................            -                -           (25.0)            -               (25.0)
Capital contributions ........................            -               40.0           -               -                40.0
Comprehensive income:
      Net earnings ...........................            -                -            56.2             -                56.2
      Other comprehensive loss ...............            -                -             -             (10.4)            (10.4)
      Minimum pension liability ..............            -                -             -               1.2               1.2
                                                                                                                    ------------
            Comprehensive income .............            -                -             -               -                47.0
                                                     -----------    ------------    ----------      ----------      ------------
PREDECESSOR BALANCE, DECEMBER 31, 2003 .......            2.5          1,796.7         169.0            70.8           2,039.0
Unamortized restricted stock compensation ....            -                1.3           -               -                 1.3
Comprehensive loss:
      Net loss ...............................            -                -           (17.8)            -               (17.8)
      Other comprehensive loss ...............            -                -             -             (49.0)            (49.0)
      Minimum pension liability ..............            -                -             -               1.4               1.4
                                                                                                                    ------------
            Comprehensive loss ...............            -                -             -               -               (65.4)
                                                     -----------    ------------    ----------      ----------      ------------
PREDECESSOR BALANCE, JUNE 30, 2004 ...........            2.5          1,798.0         151.2            23.2           1,974.9
Effect of push-down accounting of AXA
   Financial's purchase price on the Company's
   net assets ................................            -             (171.4)       (151.2)          (23.2)           (345.8)
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, JULY 1, 2004 ..............            2.5          1,626.6           -               -             1,629.1
Capital contributions ........................            -              275.0           -               -               275.0
Dividends ....................................            -              (33.0)          -               -               (33.0)
Comprehensive loss:
      Net loss ...............................            -                -          (407.1)            -              (407.1)
      Other comprehensive income .............            -                -             -              40.1              40.1
                                                                                                                    ------------
            Comprehensive loss                                                                                          (367.0)
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, DECEMBER 31, 2004 .........            2.5          1,868.6        (407.1)           40.1           1,504.1
                                                     -----------    ------------    ----------      ----------      ------------
Dividends ....................................            -              (75.0)          -               -               (75.0)
Transfer of intangible asset .................            -              (23.9)          -               -               (23.9)
Comprehensive income:
         Net earnings ........................            -                -           163.8             -               163.8
         Other comprehensive loss ............            -                -             -             (52.4)            (52.4)
                                                                                                                    ------------
                    Comprehensive income .....            -                -             -               -               111.4
                                                     -----------    ------------    ----------      ----------      ------------
SUCCESSOR BALANCE, DECEMBER 31, 2005 .........       $    2.5       $  1,769.7      $ (243.3)       $  (12.3)       $  1,516.6
                                                     ===========    ============    ==========      ==========      ============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            YEAR        Six Months     Six Months         Year
                                                                            ENDED          Ended          Ended           Ended
                                                                        DECEMBER 31,   December 31,     June 30,      December 31,
                                                                            2005           2004           2004            2003
                                                                      --------------  -------------  --------------  ---------------
                                                                        (SUCCESSOR)    (Successor)    (Predecessor)   (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss) .................................................   $   163.8      $  (407.1)     $   (17.8)      $    56.2
  Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
     Interest credited to policyholders' account balances............       141.4           73.6           77.5           139.4
     Universal life and investment-type product policy fee income....      (200.8)        (101.8)        (107.5)         (210.9)
     Change in accrued investment income.............................        (2.2)           9.5           35.3            (0.4)
     Investment (gains) losses, net..................................        (1.7)         (14.4)           5.1           (46.4)
     Change in deferred policy acquisition costs and VOBA............       (65.1)         (38.0)         (48.2)         (113.7)
     Change in future policy benefits and other policyholders'
         liabilities.................................................       (16.0)          42.5           20.7            71.5
     Change in property and equipment................................        14.5           (1.9)          (9.6)          (24.3)
     Amortization of deferred sales commissions......................         0.6            0.1            6.4            13.3
     Other depreciation and amortization.............................        84.0            7.5            9.0            19.3
     Amortization of other intangible assets.........................        10.4            7.6            1.5             3.1
     Impairment of goodwill..........................................         -            425.8            -               -
     Dividend from AllianceBernstein units...........................        17.5            -              -               -
     Cumulative effect of the adoption of SOP 03-1...................         -              -             (6.2)            -
     Loss on discontinued real estate operations.....................         -              -              -              (9.0)
     Other, net......................................................        45.5          (75.6)          80.1           133.1
                                                                      --------------  -------------  --------------  ---------------

Net cash provided by (used in) operating activities..................       191.9          (72.2)          46.3            31.2
                                                                      --------------  -------------  --------------  ---------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities......................................       980.1        1,296.5        1,193.2         1,864.8
      Mortgage loans on real estate..................................       470.6          313.0          165.4           538.8
      Other invested assets..........................................        55.1           37.2           62.5           132.5
   Acquisitions of investments:
      Fixed maturity securities......................................    (1,518.9)      (1,967.5)        (741.7)       (2,499.4)
      Mortgage loans on real estate..................................      (159.4)        (141.8)        (279.6)         (423.5)
      Other invested assets..........................................       (37.1)         (43.1)         (46.0)          (96.1)
      Policy loans, net..............................................        14.3           26.0           17.3            32.6
                                                                      --------------  -------------  --------------  ---------------

Net cash (used in) provided by investing activities..................      (195.3)        (479.7)         371.1          (450.3)
                                                                      --------------  -------------  --------------  ---------------

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                         YEAR          Six Months     Six Months          Year
                                                                         ENDED           Ended           Ended            Ended
                                                                      DECEMBER 31,    December 31,      June 30,       December 31,
                                                                         2005             2004           2004             2003
                                                                   ---------------- --------------- ---------------- ---------------
                                                                     (SUCCESSOR)      (Successor)    (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits....................................................       892.6            407.9          620.7           1,312.1
      Withdrawals and transfers to Separate Accounts..............      (851.1)          (339.6)        (431.1)           (755.7)
   Payment to AXA Bermuda relating to co-insurance agreement......         -               (8.4)          -                 -
   Capital contribution...........................................         -               50.0           -                 40.0
   Dividends paid to shareholder..................................       (75.0)           (33.0)          -                (25.0)
                                                                   ---------------- --------------- ---------------- ---------------

Net cash (used in) provided by financing activities...............       (33.5)            76.9          189.6             571.4
                                                                   ---------------- --------------- ---------------- ---------------

Net (decrease) increase in cash and cash equivalents..............       (36.9)          (475.0)         607.0             152.3
Cash and cash equivalents, beginning of period....................       508.0            983.0          376.0             223.7
                                                                   ---------------- --------------- ---------------- ---------------

Cash and Cash Equivalents, End of Period.......................... $     471.1        $   508.0      $   983.0          $  376.0
                                                                   ================ =============== ================ ===============

Supplemental cash flow information:
  Interest Paid................................................... $      18.8        $     9.5      $     9.5          $   19.4
                                                                   ================ =============== ================ ===============
  Income Taxes Paid (Refunded).................................... $      13.3        $   (39.0)     $     -            $   30.6
                                                                   ================ =============== ================ ===============
Schedule of non-cash financing activities:
  Transfer of the Company's distribution network intangible
    assets to AXA Financial....................................... $     (23.9)       $     -        $     -            $    -
                                                                   ================ =============== ================ ===============
  Capital contribution of AllianceBernstein units from AXA
   Financial Group................................................ $       -          $   225.0      $     -            $    -
                                                                   ================ =============== ================ ===============
  Transfer of bonds to AXA Bermuda relating to co-insurance
   agreement (Note 14)............................................ $       -          $  (91.6)      $     -            $    -
                                                                   ================ =============== ================ ===============

                 See Notes to Consolidated financial statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)    ORGANIZATION

      MONY Life Insurance Company ("MONY Life" and collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI") and mutual funds. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group") as a result of the acquisition of The MONY Group Inc. ("MONY") by AXA Financial in 2004.

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, (iii) Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, (iv) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (v) MONY Securities Corporation ("MSC"), formerly a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies.

2)    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of MONY by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and the immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is, therefore, included in the Successor's statements of operations and excluded from the Predecessor's statement of operations. The Predecessor's statements of operations is presented using the Company's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to the value of business acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

      Goodwill of $425.8 million was recorded as a result of the acquisition, none of which is expected to be deductible for tax purposes. In addition to goodwill, intangible assets of $1,013.7 million were recorded as a result of the acquisition. Intangible assets subject to amortization include the following:

                                                        Fair Value Assigned
                                                         as of July 1, 2004         Amortization Range
                                                       -----------------------    -----------------------
                                                            (In Millions)
      VOBA.......................................   $           868.8                      10-30 years
      Insurance distribution network.............                64.0                      10-20 years
      Mutual fund distribution fees..............                20.9                        5-6 years

      In addition, mutual fund investment management contracts were assigned a fair value of $60.0 million as of July 1, 2004, which is not subject to amortization.

      Set forth below is certain information regarding the liability recorded in connection with the Company's Purchase Adjustments. Such liabilities are reflected in Other liabilities on the Company's consolidated balance sheet.

                                                            CHANGE IN
                                                             CONTROL
                                                            AND OTHER                                    OTHER
                                                             EMPLOYEE                                 CONTRACTUAL
                                                            AGREEMENTS     SEVERANCE       LEASES     OBLIGATIONS      TOTAL
                                                            -----------  -------------  -----------  -------------  -----------
                                                                                     (IN MILLIONS)
            BALANCE, JULY 1, 2004 ....................        $139.3         $32.9         $88.7         $23.6         $284.5
            Payments .................................        (139.3)         (6.2)         (4.8)         (0.6)        (150.9)
                                                              ------         -----         -----         -----         ------
            BALANCE, DECEMBER 31, 2004 ...............           -            26.7          83.9          23.0          133.6
            Payments .................................           -           (12.1)        (31.7)         (4.1)         (47.9)
            Change in reserve estimate ...............           -            (9.3)          -             -             (9.3)
                                                              ------         -----         -----         -----         ------
            BALANCE, DECEMBER 31, 2005 ...............        $  -           $ 5.3         $52.2         $18.9         $ 76.4
                                                              ======         =====         =====         =====         ======


      In addition, the Purchase adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to the Company on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of the Company's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Closed Block
      ------------

      As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Accounting Changes
      ------------------

      On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 16 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

      Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      As a result of the adoption of SOP 03-1 liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to adopting SOP 03-1, such liabilities had been reported at market adjusted value.

      In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both of the Company's previous methods of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, the FASB issued its SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See
      Note 13 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including the Company, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 13 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $4.2 million ($2.7 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Operations of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $2.3 million ($1.5 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 13 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 13 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.

      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.66% net of product weighted average Separate Account fees) and 0.0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.7 million and $1.0 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $346.1 million and $353.0 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                     YEAR          Six Months      Six Months          Year
                                                                    ENDED            Ended            Ended           Ended
                                                                 DECEMBER 31,     December 31,       June 30,      December 31,
                                                                     2005             2004            2004             2003
                                                               --------------     ------------    -------------    --------------
                                                                 (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

        Incurred benefits related to current year.............   $       0.1      $       0.1      $       0.1      $       0.1
        Incurred benefits related to prior years..............           0.1              0.3              0.2              0.3
                                                               ---------------- ---------------- ---------------- ---------------
              Total Incurred Benefits.........................   $       0.2      $       0.4      $       0.3      $       0.4
                                                               ================ ================ ================ ===============

        Benefits paid related to current year.................   $       0.1      $       0.1      $       0.1      $       0.1
        Benefits paid related to prior years..................           0.2              0.2              0.1              0.2
                                                               ---------------- ---------------- ---------------- ---------------
              Total Benefits Paid.............................   $       0.3      $       0.3      $       0.2      $       0.3
                                                               ================ ================ ================ ===============

      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

      At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 19.8% ($22.3 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $283.4 million, $522.9 million and $868.5 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      See Note 5 of Notes to Consolidated Financial Statements for a description of the Company's intangible assets related to AXA Financial's acquisition of MONY.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

      MONY Life filed a consolidated Federal income tax return with its life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MONY Life files a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated Federal income tax return for the same Successor period. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities and equity securities.

                                                                       GROSS               GROSS
                                                   AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST             GAINS              LOSSES            FAIR VALUE
                                                 ---------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)

        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $     7,365.9     $        59.3      $       92.6       $    7,332.6
            Mortgage-backed....................          284.8               1.1               2.9              283.0
            U.S. Treasury, government
              and agency securities............          676.6              14.9               3.7              687.8
              States and political subdivisions           11.2               0.8               -                 12.0
            Foreign governments................           96.4               0.9               0.4               96.9
            Redeemable preferred stock.........          227.8               1.2               6.0              223.0
                                                 ---------------- ------------------ -----------------   ---------------
              Total Available for Sale.........  $     8,662.7     $        78.2      $      105.6       $    8,635.3
                                                 ================ ================== =================   ===============

        Equity Securities:
           Available for Sale..................  $        40.4     $         2.1      $        1.0       $       41.5
                                                 ================ ================== =================   ===============

                                       15

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $     7,031.1     $       164.1      $       14.7       $    7,180.5
            Mortgage-backed....................          377.0               5.5               -                382.5
            U.S. Treasury, government
              and agency securities............          530.1              17.4               0.1              547.4
            States and political subdivisions              9.0               0.7               -                  9.7
            Foreign governments................           98.4               1.5               0.6               99.3
            Redeemable preferred stock.........          152.3               8.9               0.6              160.6
                                                 ---------------- ------------------ -----------------   ---------------
              Total Available for Sale.........  $     8,197.9     $       198.1      $       16.0       $    8,380.0
                                                 ================ ================== =================   ===============

        Equity Securities:
           Available for Sale..................  $        48.2     $         2.7      $        1.8       $       49.1
                                                 ================ ================== =================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $2,288.1 million and $2,165.7 million, respectively, had estimated fair values of $2,284.6 million and $2,221.9 million, respectively.

        The contractual maturity of fixed maturities at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less..............................................    $      449.3       $      446.1
        Due in years two through five........................................         1,993.4            1,967.5
        Due in years six through ten.........................................         3,614.8            3,597.7
        Due after ten years..................................................         2,092.6            2,118.0
        Mortgage-backed securities...........................................           284.8              283.0
                                                                                ----------------   -----------------
        Total................................................................    $    8,434.9       $    8,412.3
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (640 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
                                     ------------------------------  ---------------------------- -------------------------------
                                                         GROSS                        GROSS                           GROSS
                                        ESTIMATED     UNREALIZED       ESTIMATED    UNREALIZED      ESTIMATED       UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES        FAIR VALUE        LOSSES
                                      -------------  --------------  ------------  --------------  -------------  ---------------
                                                                            (IN MILLIONS)

         Fixed Maturities:
         Corporate................... $    3,863.0   $      72.7     $    941.7    $       19.9    $   4,804.7    $       92.6
         Mortgage-backed.............        169.9           2.9            1.0             -            170.9             2.9
         U.S. Treasury, government
           and agency securities.....        325.3           2.9           58.7             0.8          384.0             3.7
         States and political
           subdivisions..............          2.2           -              -               -              2.2             -
         Foreign governments.........         42.1           0.3           23.0             0.1           65.1             0.4
         Redeemable
           preferred stock...........        199.4           5.8            5.0             0.2          204.4             6.0
                                      -------------  --------------  ------------  --------------  -------------  ---------------
       Total Temporarily
         Impaired Securities ........ $    4,601.9   $      84.6     $  1,029.4    $       21.0    $   5,631.3    $      105.6
                                      =============  ==============  ============  ==============  =============  ===============

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $345.0 million, or 4.0%, of the $8,662.4 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

      At December 31, 2005, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $4.1 million.

      The Company holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $172.4 million and $198.8 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $5.3 million and $13.9 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.3 million, $0.2 million, $0.5 million and $1.3 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.4 million, $0.2 million, $0.7 million and $1.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2005                 2004
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $         14.7       $          4.9
        Impaired mortgage loans without investment valuation allowances....             8.8                 11.9
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................            23.5                 16.8
        Investment valuation allowances....................................            (1.6)                (0.5)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $         21.9       $         16.3
                                                                            ===================  ===================

      Interest income recognized on impaired mortgage loans totaled $2.0 million, $0.4 million, $(0.1) million and $4.1 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.8 million and $0.0 million.

      The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 $3.5 million of equity real estate was held-for-sale and at December 31, 2004, there was no equity real estate held-for-sale. For 2005, 2004 and 2003, no real estate was acquired in satisfaction of debt. At December 31, 2005 and 2004, the Company owned $12.6 million and $12.8 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was $12.1 million and $4.0 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $8.1 million, $4.0 million, $5.2 million and $10.3 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                     YEAR        Six Months       Six Months          Year
                                                                    ENDED           Ended           Ended             Ended
                                                                 DECEMBER 31,    December 31,      June 30,        December 31,
                                                                     2005           2004             2004             2003
                                                                --------------- -------------- ----------------- ----------------
                                                                 (SUCCESSOR)     (Successor)     (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

             Balances, beginning of period..................... $         0.5     $      22.2    $      20.0       $      22.7
             Additions charged to income.......................           1.6             0.5            3.4               0.9
             Deductions for writedowns and asset dispositions..          (0.5)            -             (1.2)             (3.6)
             Effect of push-down accounting of AXA Financial
                Group's purchase price on the Company's net
                assets.........................................           -             (22.2)           -                 -
                                                                --------------- -------------- ----------------- ----------------
             Balances, End of Period........................... $         1.6     $       0.5    $      22.2       $      20.0
                                                                =============== ============== ================= ================

             Balances, end of period comprise:
             Mortgage loans on real estate..................... $         1.6     $       0.5    $      22.2       $      20.0
                                                                =============== ============== ================= =================

       The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate, which is included in other invested assets:

                                                                                   DECEMBER 31,
                                                                                       2005
                                                                                 -----------------
                                                                                  (IN MILLIONS)

       Balance, beginning of year ..............................................  $     225.0
       Equity in net earnings...................................................         18.9
       Dividends received.......................................................        (17.5)
                                                                                 -----------------
       Balance, End of Year.....................................................  $     226.4
                                                                                 =================

5)    GOODWILL AND OTHER INTANGIBLE ASSETS

      Goodwill of $425.8 million was recorded as a result of the acquisition of MONY by AXA Financial. Goodwill is not subject to amortization, therefore regular impairment testing is required. In connection with the MONY integration, management continues to evaluate the products sold by the Company as part of an overall review of insurance products offered by AXA Equitable and AXA Financial's other insurance subsidiaries with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial Group. This evaluation has resulted in the recent discontinuation of new sales of all life insurance and annuity products, except for certain variable and fixed annuities in limited markets, interest-sensitive whole life insurance and group term life insurance. In addition, in the first half of 2005, MONY Life financial professionals became financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

      The following presents the Company's intangible assets, including VOBA, as of December 31, 2005 and 2004, related to AXA Financial's acquisition of
      MONY:

                                                            GROSS             LESS:              LESS:
                                                           CARRYING        ACCUMULATED         IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)    CO-INSURANCE(2)          NET
                                                        --------------- ------------------ ------------------  ----------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2005
-----------------
Intangible assets subject to amortization:
    VOBA..............................................    $     868.8     $    (106.6)       $     (27.9)        $     734.3
    Insurance distribution network(3).................           38.0            (3.8)               -                  34.2
    Mutual fund distribution fees.....................           20.9           (12.1)               -                   8.8
                                                        --------------- ------------------ ------------------  ----------------
Total intangible assets subject to amortization.......          927.7          (122.5)             (27.9)              777.3
                                                        --------------- ------------------ ------------------  ----------------
Intangible assets not subject to amortization:
    Investment management contracts...................           60.0             -                  -                  60.0
                                                        --------------- ------------------ ------------------  ----------------
Total Intangible Assets...............................    $     987.7     $    (122.5)       $     (27.9)        $     837.3
                                                        =============== ================== ==================  ================

December 31, 2004
-----------------
Intangible assets subject to amortization:
    VOBA..............................................    $     868.8     $     (76.1)       $     (27.9)        $     764.8
    Insurance distribution network....................           64.0            (2.4)               -                  61.6
    Mutual fund distribution fees.....................           20.9            (5.2)               -                  15.7
                                                        --------------- ------------------ ------------------  ----------------
Total intangible assets subject to amortization.......          953.7           (83.7)             (27.9)              842.1
                                                        --------------- ------------------ ------------------  ----------------

Intangible assets not subject to amortization:
    Investment management contracts...................           60.0             -                  -                  60.0
                                                        --------------- ------------------ ------------------  ----------------
Total Intangible Assets...............................    $   1,013.7     $     (83.7)       $     (27.9)        $     902.1
                                                        =============== ================== ==================  ================

-------------
      (1) Includes reactivity to unrealized investment gains and losses.
      (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 14 of Notes to Consolidated Financial Statements.
     (3) In connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

      For the full year 2005 and six months ended December 31, 2004, total amortization expense related to these intangible assets was $65.6 million and $64.9 million, respectively. Intangible assets amortization expense is estimated to range from $80.0 million in 2006 to $56.9 million in 2010.

6)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, are interests in real estate joint ventures and limited partnership interests accounted for under the equity method with a total carrying value of $172.4 million and $203.5 million at December 31, 2005 and 2004, respectively. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $30.7 million, $(2.8) million, $13.0 million, and $15.0 million, respectively, for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (0 and 2 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2005(1)             2004
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in securities, generally at estimated fair value...........  $         -        $       189.4
        Cash and cash equivalents..............................................            -                  0.4
        Other assets...........................................................            -                  8.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $         -        $       198.2
                                                                                ================   =================

        Borrowed funds - third party...........................................  $         -        $        95.5
        Other liabilities......................................................            -                  2.8
                                                                                ----------------   -----------------
        Total liabilities......................................................            -                 98.3
                                                                                ----------------   -----------------

        Partners' capital......................................................            -                 99.9
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $         -        $       198.2
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $         -        $        38.7
                                                                                ================   =================

                                                                      YEAR           Six Months       Six Months          Year
                                                                      ENDED            Ended             Ended            Ended
                                                                   DECEMBER 31,     December 31,        June 30,       December 31,
                                                                      2005(1)           2004             2004             2003
                                                                  --------------  ---------------  ----------------- ---------------
                                                                   (SUCCESSOR)      (Successor)     (Predecessor)     (Predecessor)
                                                                                            (IN MILLIONS)

              STATEMENTS OF EARNINGS
               Revenues of real estate joint ventures............ $    -          $        6.2       $       15.3      $      20.8
               Interest expense - third party....................      -                  (0.8)              (1.7)            (2.4)
               Other expenses....................................      -                  (2.9)              (1.9)            (3.5)
                                                                  -------------- ----------------- ----------------- ---------------
               Net Earnings...................................... $    -          $        2.5       $       11.7      $      14.9
                                                                  ============== ================= ================= ===============

               The Company's Equity in Net Earnings of These
                 Entities Included Above......................... $    -          $        1.3       $        4.3      $       4.9
                                                                  ============== ================= ================= ===============

----------
(1) At December 31, 2005 there were no individual ventures which had an investment of $10 million or greater and an equity interest of 10% or greater due to secondary offerings which brought the equity interest below 10%.

7)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                             YEAR           Six Months       Six Months         Year
                                                             ENDED            Ended            Ended            Ended
                                                          DECEMBER 31,     December 31,       June 30,       December 31,
                                                              2005             2004             2004            2003
                                                        ---------------  ----------------- ---------------- ----------------
                                                          (SUCCESSOR)       (Succesor)     (Predecessor)    (Predecessor)
                                                                                  (IN MILLIONS)

Fixed maturities.......................................  $      450.3     $    202.3        $    237.3       $    498.9
Mortgage loans on real estate..........................         124.9           78.9              69.4            143.4
Equity real estate.....................................          83.4           40.7              25.5             22.0
Other equity investments...............................          31.8           (0.8)              7.0             12.7
Policy loans...........................................          68.3           35.7              36.7             78.7
Other investment income................................          14.2            4.2               2.6             20.0
                                                        --------------- ------------------ ---------------- ---------------

   Gross investment income.............................         772.9          361.0             378.5            775.7

Investment expenses....................................         (93.2)         (53.3)            (26.8)           (51.5)
                                                        --------------- ------------------ ---------------- --------------

Net Investment Income..................................  $      679.7     $    307.7        $    351.7       $    724.2
                                                        =============== ================== ================ ===============

    Investment Gains (Losses), including changes in the valuation allowances, follow:


                                                                   YEAR         Six Months        Six Months          Year
                                                                   ENDED           Ended             Ended            Ended
                                                                DECEMBER 31,    December 31,        June 30,       December 31,
                                                                   2005             2004              2004            2003
                                                              --------------- ----------------- --------------- -----------------
                                                                (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                        (IN MILLIONS)

      Fixed maturities.......................................   $    (3.6)     $      8.2       $    (8.8)        $    50.0
      Mortgage loans on real estate..........................         2.1             7.3            (0.3)             18.6
      Equity real estate.....................................         0.2             0.1            (0.4)              1.3
      Other equity investments...............................         0.6            (1.1)           (1.9)             (9.1)
      Other..................................................         2.4            (0.1)            6.3             (14.4)
                                                              -------------- ------------------ --------------- -----------------
      Investment Gains (Losses), Net.........................   $     1.7      $     14.4       $    (5.1)        $    46.4
                                                              ============== ================== =============== =================

      Writedowns of fixed maturities amounted to $6.6 million, $8.5 million, $2.1 million and $30.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $0.7 million and $0.0 million for the full year 2005, respectively, and $0.0 million and $0.0 million, respectively, for the six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $198.4 million, $931.8 million, $857.1 million and $1,844.2 million. Gross gains of $2.3 million, $15.5 million, $21.3 million and $70.3 million and gross losses of $7.8 million, $1.7 million, $32.5 million and $0.4 million were realized on these sales for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, amounted to $(209.5) million, $182.1 million, $(41.5) million and $(43.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                  YEAR          Six Months        Six Months          Year
                                                                  ENDED            Ended             Ended            Ended
                                                              DECEMBER 31,     December 31,        June 30,        December 31,
                                                                  2005             2004              2004             2003
                                                             --------------- ----------------- ---------------- ---------------
                                                               (SUCCESSOR)     (Successor)       (Predecessor)    (Predecessor)
                                                                                        (IN MILLIONS)

     Balance, beginning of period...........................    $     40.1     $    35.6        $     84.6       $     95.0
     Changes in unrealized investment (losses) gains........        (209.3)        183.0            (243.9)           (30.3)
     Changes in unrealized investment gains (losses)
       attributable to:
        Closed Block policyholder dividend obligation.......         104.1        (102.9)             78.2             17.0
        DAC and VOBA........................................          25.2         (19.6)             50.6            (12.2)
        Deferred income taxes...............................          27.6         (20.4)             66.1             15.1
     Effect of push-down accounting of AXA Financial
        Group's purchase price on the Company's net assets..           -           (35.6)              -                -
                                                             --------------- --------------- ----------------- ---------------
     Balance, end of period.................................    $    (12.3)    $    40.1        $     35.6       $     84.6
                                                             =============== =============== ================= ===============

     Balance, end of period comprises:
        Unrealized investment gains on:

           Fixed maturities.................................    $    (27.4)    $   182.1        $    242.0       $    471.4
           Other equity investments.........................           1.1           0.9               4.1              8.1
           Other............................................           -             -                 1.1             11.6
                                                             --------------- ------------------ -------------- ---------------
            Total...........................................         (26.3)        183.0             247.2            491.1

        Amounts of unrealized investment (losses) gains
         attributable to:
          Closed Block policyholder dividend obligation.....           1.2        (102.9)            (91.8)          (170.0)
          DAC and VOBA......................................           5.6         (19.6)            (55.7)          (106.3)
          Deferred income taxes.............................           7.2         (20.4)            (64.1)          (130.2)
                                                             --------------- ------------------ -------------- ---------------
     Total..................................................    $   (12.3)     $    40.1        $     35.6       $     84.6
                                                             =============== ================== ============== ===============

      Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

8)    OTHER COMPREHENSIVE (LOSS) INCOME

      Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  DECEMBER 31,      December 31,        June 30,       December 31,
                                                                      2005              2004              2004             2003
                                                                 ------------- ----------------- ------------------ ----------------
                                                                   (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
         Unrealized gains on investments........................  $   (12.3)       $     40.1        $      35.6       $     84.6
         Minimum pension liability..............................        -                 -                (12.4)           (13.8)
                                                                 ------------- ----------------- ------------------ ----------------
         Total Accumulated Other Comprehensive (Loss) Income....  $   (12.3)       $     40.1        $      23.2       $     70.8
                                                                 ============= ================= ================== ================

    The components of other comprehensive (loss) income for the past three years follow:

                                                                 YEAR         Six Months     Six Months         Year
                                                                 ENDED          Ended          Ended           Ended
                                                              DECEMBER 31,    December 31,    June 30,       December 31,
                                                                  2005           2004          2004              2003
                                                             --------------- ------------- --------------- ----------------
                                                              (SUCCESSOR)    (Successor)    (Predecessor)    (Predecessor)
                                                                                     (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the period..   $ (213.8)     $  196.2       $ 241.1)        $   (41.1)
   (Gains) losses reclassified into net earnings during the
      period................................................        4.5         (13.2)          2.8              10.8
                                                             --------------- ------------- --------------- ----------------
Net unrealized (losses) gains on investments................     (209.3)        183.0        (243.9)            (30.3)
Adjustments for policyholders' liabilities, DAC and VOBA
   and deferred income taxes................................      156.9        (142.9)        194.9              19.9
                                                             --------------- ------------- --------------- ----------------
Change in unrealized (losses) gains, net of adjustments.....      (52.4)         40.1         (49.0)            (10.4)

Change in minimum pension liability.........................        -             -             1.4               1.2
                                                             --------------- ------------- --------------- ----------------
Total Other Comprehensive (Loss) Income.....................   $  (52.4)     $   40.1       $ (47.6)        $    (9.2)
                                                             =============== ============= =============== ================


9)    CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the acquisition of MONY, AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                           DECEMBER 31,         December 31,
                                                                                              2005                  2004
                                                                                         ------------------  ---------------
                                                                                                   (IN MILLIONS)
     CLOSED BLOCK LIABILITIES:
     Future policy benefits, policyholders' account balances and other.................. $    7,332.4        $    7,360.9
     Policyholder dividend obligation...................................................        142.5               250.8
     Other liabilities..................................................................         31.0                28.7
                                                                                         ------------------  ---------------
     Total Closed Block liabilities.....................................................      7,505.9             7,640.4
                                                                                         ------------------  ---------------

     ASSETS DESIGNATED TO THE CLOSED BLOCK:
     Fixed maturities, available for sale, at estimated fair value (amortized cost,
        $4,399.0 and $4,338.0)..........................................................      4,397.8             4,440.9
     Mortgage loans on real estate......................................................        560.1               592.5
     Policy loans.......................................................................      1,003.7             1,025.0
     Cash and other invested assets.....................................................        135.8                91.1
     Other assets.......................................................................        295.1               314.0
                                                                                         ------------------  ---------------
     Total assets designated to the Closed Block........................................      6,392.5             6,463.5
                                                                                         ------------------  ---------------

     Excess of Closed Block liabilities over assets designated to the Closed Block......      1,113.4             1,176.9

     Amounts included in accumulated other comprehensive income:
     Net unrealized (losses) gains, net of policyholder dividend obligation of $(1.2)
         and $102.9.....................................................................          -                   -
                                                                                         ------------------  ---------------

     Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.. $    1,113.4        $    1,176.9
                                                                                         ==================  ===============

     Closed Block revenues and expenses were as follows:

                                                                  YEAR           Six Months      Six Months          Year
                                                                  ENDED            Ended            Ended           Ended
                                                               DECEMBER 31,     December 31,      June 30,       December 31,
                                                                   2005             2004            2004             2003
                                                             --------------- ----------------- --------------- -----------------
                                                               (SUCCESSOR)      (Successor)    (Predecessor)    (Predecessor)
                                                                                       (IN MILLIONS)

  REVENUES:
  Premiums and other income.................................    $    410.0    $       229.9    $       221.0   $       481.1
  Investment income (net of investment expenses of $5.8,
     $2.9, $2.8 and $5.2)...................................         340.9            172.3            184.2           393.5
  Investment (losses) gains, net............................          (3.9)            13.1             (2.4)           12.2
                                                             --------------- ----------------- --------------- -----------------
     Total Revenues.........................................         747.0            415.3            402.8           886.8
                                                             --------------- ----------------- --------------- -----------------

  BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits and dividends.....................         644.8            362.8            354.5           783.3
  Other operating costs and expenses........................           4.5              2.6              5.2            15.3
                                                             --------------- ----------------- --------------- -----------------
     Total benefits and other deductions....................         649.3            365.4            359.7           798.6
                                                             --------------- ----------------- --------------- -----------------
  Net revenues before income taxes..........................          97.7             49.9             43.1            88.2
  Income tax expense........................................         (34.2)           (17.4)           (15.1)          (30.9)
                                                             --------------- ----------------- --------------- -----------------
  Net Revenues..............................................   $      63.5      $      32.5      $      28.0     $      57.3
                                                             =============== ================= =============== =================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                   YEAR          Six Months        Six Months
                                                                                   ENDED            Ended            Ended
                                                                                DECEMBER 31,     December 31,       June 30,
                                                                                   2005             2004              2004
                                                                              --------------- ------------------ ----------------
                                                                                (SUCCESSOR)    (Predecessor)      (Predecessor)
                                                                                               (IN MILLIONS)

        Balance, beginning of period..........................................   $    250.8     $   158.8           $  235.7
        Applicable to Net Revenues............................................         (4.1)          0.2                1.4
        Unrealized investment (losses) gains..................................       (104.2)        102.9              (78.3)
        Effect of push-down accounting of AXA Financial Group's purchase
           price on the Company's net assets..................................          -           (11.1)               -
                                                                                ------------- ------------------ ----------------
        Balance, End of Period................................................   $    142.5     $   250.8           $  158.8
                                                                                ============= ================== ================

      Closed Block valuation allowances on mortgage loans on real estate amounted to $0.0 million and $0.2 million at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $2.5 million, $0.3 million, $0.6 million and $16.5 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively.

10)   GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      The Company has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

      o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        4.0       $        -         $         4.0
        Impact of adoption of SOP 03-1....................          (3.2)               0.1                (3.1)
        Paid guarantee benefits...........................          (3.8)               -                  (3.8)
        Other changes in reserve..........................           4.0                -                   4.0
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (3.1)               -                  (3.1)
        Other changes in reserve..........................           2.7                0.1                 2.8
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.6       $        0.2       $         0.8
                                                           ================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                           ----------------
                                                            (IN MILLIONS)

      Balance at December 31, 2003........................  $        -
        Impact of adoption of SOP 03-1....................          (0.4)
        Paid guarantee benefits...........................           3.1
        Other changes in reserve..........................          (3.7)
                                                           ----------------
      Balance at December 31, 2004........................          (1.0)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.3
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                 RETURN
                                                   OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             ------------- --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)

     GMDB:
     ----
       Account values invested in:
              General Account.........     $       234      $    379           N.A.          $    34     $     647
              Separate Accounts.......     $     1,016      $  1,809           N.A.          $   168     $   2,993
       Net amount at risk, gross......     $        16      $    247           N.A.          $    35     $     298
       Net amount at risk, net of
         amounts reinsured............     $        16      $    193           N.A.          $     -     $     209
       Average attained age of
         contractholders..............            61.2          60.9           N.A.             60.1          61.0
       Percentage of contractholders
         over age 70..................            18.2%         15.8%          N.A.             12.3%         16.7%
       Contractually specified
         interest return rates........             N.A.          N.A.          N.A.              5.0%

     GMIB:
     ----
       Account values invested in:
              General Account.........             N.A.          N.A.     $      34              N.A.    $      34
              Separate Accounts.......             N.A.          N.A.     $     170              N.A.    $     170
       Net amount at risk, gross......             N.A.          N.A.     $       -              N.A.    $       -
                                                   N.A.
       Net amount at risk, net of
         amounts reinsured............             N.A.          N.A.     $       -              N.A.    $       -
       Weighted average years
         remaining until earliest
         annuitization................             N.A.          N.A.           6.8              N.A.          6.8
        Contractually specified
          interest return rates.......             N.A.          N.A.           5.0%             N.A.

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,350        $    2,519
         Fixed income...........................................................         464               523
         Balanced...............................................................          72                78
         Other..................................................................         107               128
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,993        $    3,248
                                                                                 ================  ==================

      GMIB:
         Equity.................................................................  $      129        $      128
         Fixed income...........................................................          33                38
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      170        $      173
                                                                                 ================  ==================

      C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
         ------------------------------------------------------------------
         Guarantee
         ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, the Company had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

11)   LONG-TERM DEBT

      The Company's long-term debt consists of the following:

                                                                                            DECEMBER 31,      December 31,
                                                                                                2005              2004
                                                                                          ----------------- -----------------
                                                                                                    (IN MILLIONS)

      Surplus notes, 11.25%, due 2024.................................................... $            1.9    $         1.9
      Intercompany Surplus Note, 8.65%, due 2012.........................................            115.0            115.0
      Intercompany Surplus Note, 8.65%, due 2024.........................................            100.0            100.0
                                                                                          ----------------- -----------------
          Total long-term debt........................................................... $          216.9    $       216.9
                                                                                          ================= =================

      At December 31, 2005 the Company had two separate surplus notes (the "Intercompany Surplus Notes") outstanding with AXA Financial. The Intercompany Surplus Notes have a par value of $115.0 million and $100.0 million, respectively. Principal on the Intercompany Surplus Notes is payable at maturity and interest is payable semi-annually.

12)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                                      YEAR          Six Months        Six Months          Year
                                                                      ENDED           Ended             Ended            Ended
                                                                   DECEMBER 31,    December 31,        June 30,       December 31,
                                                                      2005             2004              2004             2003
                                                                 --------------- ----------------- ---------------- ----------------
                                                                   (SUCCESSOR)     (Successor)       (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)

            Income tax expense (benefit):
                Current expense..................................   $      39.2     $       0.3       $      13.0      $      68.3
                Deferred expense (benefit).......................          60.4            13.1             (22.3)           (47.8)
                                                                  --------------- ----------------- ---------------- ---------------
            Total................................................   $      99.6     $      13.4       $      (9.3)     $      20.5
                                                                  =============== ================= ================ ===============

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                       YEAR          Six Months       Six Months          Year
                                                                       ENDED            Ended            Ended            Ended
                                                                    DECEMBER 31,     December 31,       June 30,       December 31,
                                                                       2005             2004             2004             2003
                                                                  --------------- --------------- ------------------- --------------
                                                                    (SUCCESSOR)      (Successor)    (Predecessor)     (Predecessor)
                                                                                             (IN MILLIONS)

           Tax at statutory rate.................................   $      92.2   $      (137.8)    $   (10.9)        $      24.8
           Goodwill impairment...................................           -             149.1           -                   -
           Dividends received deduction..........................          (4.3)            -            (1.8)               (6.0)
           Foreign loss disallowance.............................           0.7             1.2           -                   4.3
           Tax settlement/accrual adjustment.....................          11.4             3.8           -                  (4.2)
           Officers life insurance...............................          (1.0)           (2.8)          -                  (2.5)
           Meals and entertainment...............................           0.1             0.2           0.3                 1.3
           Other.................................................           0.5            (0.3)          3.1                 2.8
                                                                  --------------- --------------- ------------------- --------------
           Federal income tax expense (benefit)..................   $      99.6   $        13.4     $    (9.3)        $      20.5
                                                                  =============== =============== =================== ==============

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits....... $      71.9      $        -        $       71.9      $       -
        Reserves and reinsurance................       266.9               -               297.9              -
        DAC.....................................        90.4               -                87.9              -
        VOBA....................................         -               246.4               -              267.5
        Investments.............................         -               121.9               -              116.3
        Tax loss carryforwards..................         5.3               -                 9.6              -
        Intangibles.............................         -                47.5               5.2             52.8
        Fixed assets and software...............        80.1               -                79.3              -
        Policyholder dividends..................        30.4               -                41.4              -
        Non-life subsidiaries...................        51.3               -                55.2              -
        Other...................................        38.7               -                43.9              -
                                                 --------------  ----------------  ---------------   ---------------
        Total................................... $     635.0      $      415.8      $       687.1     $     436.6
                                                 ==============  ================  ===============   ===============

      At December 31, 2005, the Company had deferred tax loss carryforwards of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examinations of the Company's federal income tax returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

13)   STOCK OPTIONS

      In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

      On July 8, 2004, in connection with the acquisition of MONY by AXA Financial, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option, the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest, and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

      Effective January 1, 2005 MONY Life employees became employees of AXA Equitable. Under the Company's respective service agreements with AXA Equitable (Successor Period), the Company is charged for services, including personnel services and employee benefits, provided on its behalf. The Company accounts for stock-based compensation using the intrinsic value method prescribed in APB No. 25 in both the Successor Period and Predecessor Period. The following table reflects the effect on net earnings (loss) if compensation expense for employee stock options awarded under the AXA Financial Group and MONY stock-based compensation plans had been recognized under the fair-value based method of SFAS No. 123.

                                                                       AXA FINANCIAL
                                                                        GROUP PLANS                MONY Plans
                                                                     ----------------- ----------------------------------
                                                                            YEAR          Six Months          Year
                                                                           ENDED             Ended           Ended
                                                                        DECEMBER 31,        June 30,      December 31,
                                                                            2005             2004             2003
                                                                     ----------------- ---------------- -----------------
                                                                         (SUCCESSOR)    (Predecessor)    (Predecessor)
                                                                                         (IN MILLIONS)

Net Earnings (Loss) as reported.....................................   $     163.8        $     (17.8)    $      56.2
Less: total stock-based employee compensation expense determined
    under fair value method for all awards, net of income tax.......          (3.6)              (2.3)           (5.4)
                                                                     ----------------- ---------------- -----------------
Pro Forma Net Earnings (Loss).......................................   $     160.2        $     (20.1)    $      50.8
                                                                     ================= ================ =================

      In the Predecessor Periods the Black-Scholes-Merton option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

      A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 and the full year 2003 is presented below:

                                                                  NUMBER OF        WEIGHTED AVERAGE
                                                                   SHARES            EXERCISE PRICE
                                                              ------------------   --------------------
Outstanding, December 31, 2002 (Predecessor)                      3,128,383            $   33.60
   Granted                                                          836,025            $   21.96
   Exercised                                                       (327,327)           $   30.19
   Forfeited, expired or cancelled                                 (127,874)           $   33.17
                                                              ------------------
Outstanding, December 31, 2003 (Predecessor)                      3,509,207            $   31.17
   Granted                                                            -                $     -
   Exercised                                                       (90,758)            $   28.12
   Forfeited, expired or cancelled                                 (28,690)            $   30.24
                                                              ------------------
Outstanding, June 30, 2004 (Predecessor)                          3,389,759            $   31.26
   Granted                                                            -                $     -
     Cash-settled in connection with the acquisition of
      MONY by AXA Financial                                      (1,791,955)           $   26.60
   Forfeited, expired or cancelled                               (1,597,804)           $   36.48
                                                              ------------------
Outstanding,  July 1, 2004 (Successor)                                -                $    -
                                                              ==================

      In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004 and the year ended December 31, 2003, the Company recognized $1.7 million and $2.6 million, respectively, of compensation expense relating to this program.

      On July 8, 2004, in connection with the acquisition of MONY by AXA Financial, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

14)   RELATED PARTY TRANSACTIONS

      Effective July, 1, 2004, the Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which, are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. As a result of such allocations, the Company incurred expenses of $167.4 million and $2.3 million for the full year 2005 and the six months ended December 31, 2004. In addition the Company had a payable of $40.2 million and $2.3 million at December 31, 2005 and 2004, respectively.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by the Company related to these agreements was $10.8 million, $10.6 million, $10.6 million, and $19.7 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004, and full year 2003, respectively. In addition, the Company had an intercompany payable of $0.0 million and $3.9 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 15 of Notes to Consolidated Financial Statements, during the Successor period the Company began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received a $3.3 million payment from AXA Advisors, LLC and a $3.4 million payment from AXA Network, LLC for the estimated reduction of future renewal revenues of the Company's client accounts and is included in Commissions, fees and other income in the consolidated statements of operations.

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, an affiliate, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which will be amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

      The statements of operations include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                                                              YEAR
                                                                                              ENDED
                                                                                          DECEMBER 31,
                                                                                              2005
                                                                                        ------------------
                                                                                          (IN MILLIONS)
               REVENUES:
               Premiums................................................................ $      (153.9)
               Other income............................................................          32.5
                                                                                        ------------------
                     Total revenues....................................................        (121.4)
                                                                                        ------------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.................................................        (143.8)
               Amortization of deferred policy acquisition costs and value of business
                  acquired.............................................................          (5.0)
               Capitalization of deferred policy acquisition costs.....................          11.5
                                                                                        ------------------
                     Total benefits and other deductions...............................        (137.3)
                                                                                        ------------------

               Earnings Before Income Taxes and Cumulative Effect of an
                  Accounting Change.................................................... $        15.9
                                                                                        ==================

      At December 31, 2005 the company recorded a payable of $14.8 million to AXA Bermuda in connection with the co-insurance agreement.

15)   REINSURANCE

      During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with the Company reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2005, the maximum retention amounts were increased from $750,000 for single life policies and $1.0 million for second to die policies to $1.5 million for single life policies and $2.0 million for second to die policies. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      During the predecessor and successor periods the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $919.6 million and $796.0 million, of which $339.9 million and $383.4 million relates to one specific third party reinsurer and $256.7 million and $176.1 million to AXA Bermuda.

      The following table summarizes the effect of reinsurance:

                                                               YEAR           Six Months        Six Months           Year
                                                               ENDED             Ended             Ended            Ended
                                                            DECEMBER 31,      December 31,        June 30,       December 31,
                                                               2005              2004              2004              2003
                                                          ---------------- ------------------ ---------------- -----------------
                                                            (SUCCESSOR)       (Successor)      (Predecessor)    (Predecessor)
                                                                                      (IN MILLIONS)
         Direct premiums..................................  $     849.4      $     439.6        $     409.0      $     840.1
         Reinsurance assumed..............................          9.3              8.7                -                8.0
         Reinsurance ceded................................       (303.5)           (79.0)             (62.1)          (124.4)
                                                           --------------- ------------------ ---------------- -----------------
         Premiums.........................................  $     555.2      $     369.3        $     346.9      $     723.7
                                                           =============== ================== ================ =================

         Universal Life and Investment-type Product
            Policy Fee Income Ceded.......................  $      93.1      $      29.3        $      19.5      $      38.0
                                                           =============== ================== ================ =================
         Policyholders' Benefits Ceded....................  $     307.2      $      84.8        $      56.5      $     150.5
                                                           =============== ================== ================ =================
         Interest Credited to Policyholders' Account
            Balances Ceded................................  $       2.2      $       1.2        $       1.1      $       2.4
                                                           =============== ================== ================ =================

16)   EMPLOYEE BENEFIT PLANS

      MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

      As of December 31, 2005 the assets of the qualified pension plan were primarily invested in MONY Pooled Accounts which include common stock, real estate, and public and private fixed maturity securities. At December 31, 2005 and 2004, $298.7 million and $311.6 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $32.9 million, $16.6 million, $15.5 million and $34.0 million were paid by this plan for the full year 2005, six months ended December 31, 2004, the six months ended June 30, 2004, and full year 2003, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

      Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                                  YEAR         Six Months      Six Months          Year
                                                                 ENDED           Ended            Ended            Ended
                                                              DECEMBER 31,    December 31,       June 30,        December 31,
                                                                  2005            2004            2004             2003
                                                             -------------- ---------------- -------------- -----------------
                                                              (SUCCESSOR)      (Successor)    (Predecessor)   (Predecessor)
                                                                                      (IN MILLIONS)
      Service cost...........................................  $   9.3         $   4.6         $     4.1       $    6.9
      Interest cost on projected benefit obligations.........     27.4            14.0              12.7           27.8
      Expected return on assets..............................    (33.3)          (16.3)            (15.1)         (26.9)
      Net amortization and deferrals.........................      0.1             -                 6.5           17.2
                                                             -------------- ---------------- -------------- -----------------
      Net Periodic Pension Expense...........................  $   3.5         $   2.3         $     8.2       $   25.0
                                                             ============== ================ ============== =================

      The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                             DECEMBER 31,
                                                                                 --------------------------------------
                                                                                       2005                 2004
                                                                                 ------------------   -----------------
                                                                                             (IN MILLIONS)

Projected benefit obligations, beginning of year.................................  $      485.5         $     451.5
Service cost.....................................................................           9.3                 8.7
Interest cost....................................................................          27.4                26.7
Actuarial losses ................................................................          37.1                35.1
Benefits paid....................................................................         (38.3)              (36.5)
                                                                                  -----------------   -----------------
Projected Benefit Obligations, End of Year.......................................  $      521.0         $    485.5
                                                                                  =================   =================

      The change in plan assets and the funded status of the Company's qualified pension plan was as follows:

                                                                                 YEAR          Six Months      Six Months
                                                                                 ENDED           Ended            Ended
                                                                             DECEMBER 31,     December 31,      June 30,
                                                                                 2005             2004            2004
                                                                            ---------------- --------------- ----------------
                                                                              (SUCCESSOR)     (Successor)     (Predecessor)
                                                                                             (IN MILLIONS)

   Plan assets at fair value, beginning of period........................... $       402.1     $     389.1     $     387.6
   Actual return on plan assets.............................................          24.2            30.6            18.2
   Contributions............................................................           -               -               -
   Benefits paid and fees...................................................         (35.0)          (17.6)          (16.7)
                                                                             --------------- --------------- ----------------
   Plan assets at fair value, end of period.................................         391.3           402.1           389.1
   Projected benefit obligations............................................         521.0           485.5           455.3
                                                                             --------------- --------------- ----------------
   Underfunding of plan assets over projected benefit obligations...........        (129.7)          (83.4)          (66.2)
   Unrecognized prior service cost..........................................           -               -               -
   Unrecognized net loss from past experience different from that assumed...          65.1            16.7             -
                                                                             --------------- --------------- ----------------
   (Accrued) Prepaid Pension Cost, Net...................................... $       (64.6)    $     (66.7)    $     (66.2)
                                                                             =============== =============== ================

      The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $0.0 million and $0.0 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $64.7 million and $4.6 million at December 31, 2005 and 2004, respectively.

      The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $56.6 million and $0.0 million, respectively, at December 31, 2005, and $49.2 million and $0.0 million, respectively, at December 31, 2004. The accumulated benefit obligations for all defined benefit pension plans were $439.1 million and $411.3 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligations for pension plans with projected benefit obligations in excess of plan assets were $521.0 million at December 31, 2005 and $485.5 million at December 31, 2004.

      The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                      December 31,
                                                                  -----------------------------------------------------
                                                                           2005                           2004
                                                                  ---------------------       -------------------------
                                                                                 (DOLLARS IN MILLIONS)
                                                                       ESTIMATED                     Estimated
                                                                       FAIR VALUE        %           Fair Value    %
                                                                  --------------------- ------    -------------- ------
         Corporate and government debt securities...............   $         89.9       23.0      $     109.0      27.1
         Equity securities......................................            298.7       76.3            288.3      71.7
         Cash and cash equivalents..............................              2.7        0.7              4.8       1.2
                                                                  ---------------------           --------------
         Total Plan Assets......................................   $        391.3                 $     402.1
                                                                  =====================           ==============

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that employed at December 31, 2004 and years prior for the purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                         2005           2004
                                                                                      ----------     ----------
          Discount rate:
            Benefit obligation....................................................      5.25%          5.75%
            Periodic cost.........................................................      5.75%          6.25%
          Rate of compensation increase:
            Benefit obligation and periodic cost..................................      6.0%           5.75%
          Expected long-term rate of return on plan assets (periodic cost)........      8.5%           8.5%

      As noted above, the qualified pension plan's target asset allocation is 65% equities, 25% fixed maturities and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      The Company also has incentive savings plans in which substantially all employees and career field underwriters of the Company are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

      The Company provides certain health care and life insurance benefits for retired employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $12.0 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

      Components of the Company's net postretirement benefits costs follow:

                                                                        YEAR         Six Months       Six Months          Year
                                                                       ENDED            Ended            Ended            Ended
                                                                    DECEMBER 31,    December 31,       June 30,       December 31,
                                                                        2005            2004             2004             2003
                                                                   -------------   ----------------- ---------------- --------------
                                                                    (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                            (IN MILLIONS)

                  Service costs...................................    $     1.5        $      0.9    $     0.9         $     1.7
                  Interest cost on accumulated postretirement
                     benefits obligation..........................          5.1               3.1          3.0               6.4
                  Net amortization and deferrals..................         (0.5)              -            1.4               3.0
                  Recognized net actuarial loss...................            -               -            -                 0.1
                                                                   --------------  ----------------- ---------------- --------------
                  Net Periodic Postretirement Benefits Costs......    $     6.1        $      4.0    $     5.3         $    11.2
                                                                   ==============  ================= ================ ==============

      The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's financial statements:

                                                                      YEAR          Six Months       Six Months
                                                                     ENDED             Ended            Ended
                                                                  DECEMBER 31,     December 31,       June 30,
                                                                      2005             2004             2004
                                                                 ---------------- ---------------- ----------------
                                                                  (SUCCESSOR)      (Successor)      (Predecessor)
                                                                                   (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of
   period.......................................................  $      109.7      $      103.2     $      106.9
Service cost....................................................           1.5               0.9              0.9
Interest cost...................................................           5.1               3.1              3.1
Benefits paid...................................................          (8.1)             (3.5)            (5.8)
Actuarial (gains) losses .......................................         (10.3)              6.0             (1.9)
                                                                 ---------------- ---------------- ----------------
Accumulated postretirement benefits obligation, end of period...          97.9             109.7            103.2
Unrecognized net gain (loss) from past experience different
   from that assumed and from changes in assumptions............           3.4              (6.5)             -
                                                                 ---------------- ---------------- ----------------
Accrued Postretirement Benefits Cost............................  $      101.3      $      103.2     $      103.2
                                                                 ================ ================ ================

      The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2005 and 2004 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2005 and 2004.

                                                                                              2005              2004
                                                                                         ---------------    -------------
          Discount rate:
            Benefit obligation.......................................................        5.25%             5.75%
            Periodic cost............................................................        5.75%             6.25%

      In 1992 the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2005 would be decreased by 0.9% and a decrease of 0.5% on the sum of the service cost and interest cost.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.

                                                                         Postretirement Benefits
                                                          -------------------------------------------------------
                                                              Gross             Estimated              Net
                                           Pension          Estimated        Medicare Part D        Estimated
                                           Benefits          Payment             Subsidy             Payment
                                        ---------------   ---------------  ---------------------  ---------------
                                                                     (In Millions)

       2006............................. $       23.8      $       7.3      $        0.8           $        6.5
       2007.............................         24.1              7.4               0.9                    6.5
       2008.............................         24.4              7.5               1.0                    6.5
       2009.............................         24.9              7.5               1.1                    6.4
       2010.............................         25.7              7.6               1.2                    6.4
       Years 2011 - 2015................        142.9             38.1               7.6                   30.5

17)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2005 and 2004.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated MONY Life:
        Mortgage loans on real estate..........  $    1,467.9     $     1,484.4     $     1,777.9     $    1,815.5
        Other limited partnership interests....         172.4             172.4             198.8            198.8
        Policy loans...........................       1,122.3           1,168.8           1,136.6          1,192.0
        Policyholders liabilities:
           Investment contracts................       1,513.9           1,614.2           1,585.1          1,784.0
        Long-term debt.........................         216.9             218.0             216.9            218.1

        Closed Block:
        Mortgage loans on real estate..........  $      560.1     $       570.3     $       592.5     $      612.7
        Policy loans...........................       1,003.7           1,029.7           1,025.0          1,062.6

18)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 11 and 20 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements include commitments by the Company, to provide equity financing of $96.8 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2005 of which $10.0 million was guaranteed by AXA Financial. The Company had $142.5 million in commitments under existing mortgage loan agreements at December 31, 2005.

19)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (now known as DeFillippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Company of America), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice that led to the dismissal of most of the claims and a decertification of the class with respect to one remaining claim, in December 2005, the case was settled on an individual basis.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In Stockler, MLOA has filed a motion for summary judgment that is currently pending.

      (ii) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. The case is currently in discovery.

                                   ----------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $25.2 million, $23.1 million, $21.7 million, $12.1 million, $11.4 million and $61.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $4.3 million, $4.0 million, $3.4 million, $0.0 million, $0.0 million and $0.0 million thereafter.

      At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $5.5 million, $1.0 million, $0.7 million, $0.7 million, $0.5 million and $3.5 million thereafter.

21)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $96.9 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Company's statutory net gain (loss) was $142.3 million, $(307.2) million and $45.9 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,078.1 million and $911.4 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, MONY Life paid $75.0 million, $33.0 million and $25.0 million in shareholder dividends.

      At December 31, 2005, MONY Life, in accordance with various government and state regulations, had $9.0 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005. At December 31, 2005 there was a difference in capital and surplus of $9.3 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from

      GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

22)   REORGANIZATION AND OTHER CHARGES

      During 2003, the Company recorded charges aggregating $5.8 million as part of the Company's continuing initiative to enhance operating efficiency and effectively allocate resources. These charges consisted of: (i) severance and related benefits of $1.1 million incurred in connection with the merger of MONY Asset Management, Inc.'s ("MAM") operations into Boston Advisors, a subsidiary of The Advest Group, Inc., and the resulting termination of certain employees of MONY Life that provided professional services to MAM pursuant to a service agreement between MAM and MONY Life;
      (ii) losses from the abandonment of leased offices of $1.3 million; (iii) losses from the abandonment of leased space in the Company's home office of $2.0 million; (iv) write-offs of unused furniture and equipment in certain abandoned agency offices of $1.3 million; and (v) moving and alteration costs incurred in connection with the consolidation of leased space in the Company's home office of $0.2 million. The severance actions were substantially completed during the fourth quarter of 2003. The reserves established for the abandonment of leased agency offices and leased space in the Company's home office are expected to run-off through 2008 and 2016, respectively. See Note 2 of Notes to Consolidated Financial Statements for information regarding the liabilities established in 2004 in connection with the acquisition of MONY by AXA Financial. All of the charges recorded in 2003 represented "costs associated with exit or disposal activities" as described in Statement of Financial Accounting Standard 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146").

      The following table summarizes the components of the aforementioned charges recorded in 2003.

                                                                                            December 31,
                                                                                                2003(1)
                                                                                          -----------------
                                                                                           (IN MILLIONS)

      REORGANIZATION CHARGES:
      Severance benefits and incentive compensation......................................  $       1.1
      Leased offices and equipment.......................................................          2.5
      Lease abandonment and other........................................................          2.2
                                                                                          -----------------
      TOTAL REORGANIZATION CHARGES BEFORE TAX............................................  $       5.8
                                                                                          =================
      TOTAL REORGANIZATION CHARGES POST TAX..............................................  $       3.8
                                                                                          =================

----------
      (1) All of the reorganization charges recorded in 2003 were "costs associated with exit or disposal activities" as described in SFAS 146.

      Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions, as well as the changes therein during the year ended December 31, 2003. Such liability is reflected in "other liabilities" on the Company's consolidated balance sheet.

                                                                                        TOTAL
                                                                       OTHER         RESTRUCTURE
                                                    SEVERANCE       RESTRUCTURE        CHARGE
                                                     BENEFITS         CHARGES         LIABILITY
                                                  -------------- ------------------ ----------------
                                                                   (IN MILLIONS)

PREDECESSOR BALANCE, JANUARY 1, 2003............    $       7.8    $       4.8       $      12.6
Charges.........................................            1.1            4.7               5.8
Payments (1)....................................           (7.3)          (5.5)            (12.8)
Change in reserve estimate......................           (0.7)           -                (0.7)
                                                  -------------- ------------------ ----------------
PREDECESSOR BALANCE, DECEMBER 31, 2003..........            0.9            4.0               4.9
Charges.........................................            1.0            0.1               1.1
Payments........................................           (0.9)          (1.6)             (2.5)
                                                  -------------- ------------------ ----------------
PREDECESSOR BALANCE, JUNE 30, 2004..............            1.0            2.5               3.5
Effect of push-down accounting of AXA Financial
   Group Group's purchase price on the Company's
   net assets...................................            -             (1.2)             (1.2)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, JULY 1, 2004.................            1.0            1.3               2.3
Payments........................................           (1.0)          (1.1)             (2.1)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, DECEMBER 31, 2004............            -              0.2               0.2
Payments........................................            -             (0.2)             (0.2)
                                                  -------------- ------------------ ----------------
SUCCESSOR BALANCE, DECEMBER 31, 2005............    $       -      $       -         $       -
                                                  ============== ================== ================

----------
      (1) Payments in 2003 included the non-cash write-off of $1.3 million in unused equipment in certain abandoned leased offices.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


                                                              PAGE
                                                              -----
(1) With respect to Keynote Series Account ("Keynote")
     Report of Independent Registered Public Accounting
      Firm..................................................  F-1
     An Explanation of Fund Expenses........................  F-2
     Statements of Assets and Liabilities as of December 31,
      2005..................................................  F-4
     Statements of Operations for the year ended December
      31, 2005..............................................  F-5
     Statements of Changes in Net Assets for the year ended
      December 31, 2005.....................................  F-6
     Statements of Changes in Net Assets for the year ended
      December 31, 2004.....................................  F-7
       CALVERT SUBACCOUNT:
       Statement of Assets and Liabilities..................  F-8
       Statement of Operations..............................  F-9
       Statement of Changes in Net Assets...................  F-10
     Notes to financial statements..........................  F-11
(2) With respect to the Diversified Investors Portfolios
     Report of Independent Registered Public Accounting
      Firm..................................................  F-15
     Economic and Market Review.............................  F-16
     Statement of Assets and Liabilities for the year ended
      December 31, 2005.....................................  F-26
     Statement of Operations for the year ended December 31,
      2005..................................................  F-30
     Statements of Changes in Net Assets for the year ended
      December 31, 2005.....................................  F-34
     Statements of Changes in Net Assets for the year ended
      December 31, 2004.....................................  F-38
     Portfolio of Investments for December 31, 2005:
     Money Market Portfolio.................................  F-40
     High Quality Bond Portfolio............................  F-42
     Intermediate Government Bond Portfolio.................  F-50
     Core Bond Portfolio....................................  F-52
     Balanced Portfolio.....................................  F-74
     Value & Income.........................................  F-86
     Growth and Income Portfolio............................  F-91
     Equity Growth Portfolio................................  F-96
     Mid-Cap Value Portfolio................................  F-99
     Mid-Cap Growth Portfolio...............................  F-103
     Small-Cap Value Portfolio..............................  F-105
     Special Equity Portfolio...............................  F-107
     Small-Cap Growth Portfolio.............................  F-118
     Aggressive Equity Portfolio............................  F-123
     High Yield Bond Portfolio..............................  F-125
     International Equity Portfolio.........................  F-135
     Summary of Footnotes and Abbreviations to Portfolios...  F-141
     Portfolio Composition..................................  F-142
     Notes to Financial Statements..........................  F-144
     Trustees Information...................................  F-171
(3) With respect to MONY Life Insurance Company
     Report of Independent Registered Public Accounting
      Firm..................................................  1
     Consolidated Balance Sheets for the years ended
      December 31, 2005 and 2004............................  2
     Consolidated Statements of Operations for the six
      months ended December 31, 2004, six months ended June
      30, 2004 and the years ended December 31, 2005 and
      2003..................................................  3
     Consolidated Statements of Shareholder's Equity for the
      years ended December 31, 2005, 2004 and 2003..........  4
     Consolidated Statements of Cash Flows for the six
      months ended December 31, 2004, six months ended June
      30, 2004 and the years ended December 31, 2005 and
      2003..................................................  5
     Notes to Consolidated Financial Statements.............  7


     (b) Exhibits

        (1)  Resolution establishing Keynote Separate Account.(1)

        (2)  Not applicable.

        (3)  Principal underwriting agreement.(2)

        (4)  Form of annuity contract.(1)
        (5)  Form of application.(1)

        (6) (a) Restated Charter of MONY Life Insurance company (as amended July 22, 2004).(3)


        (6)  (b) By-laws of MONY Life Insurance Company (as amended July 22,
                 2004).(3)

        (7)  Reinsurance contract.(1)
        (8)  Not applicable.
        (9)  Opinion of counsel.(1)
        (10) (a) Consent of Independent Registered Public Accounting Firm.(4)

        (10) (b) Powers of Attorney.(5)


        (11) Not applicable.

        (12) Not applicable.

        Notes:
        (1) Incorporated by reference in previous amendments to this registration statement on Form N-4.

        (2) Incorporated herein by reference to post-effective amendment No. 4 to the registration statement on Form N-6 (333-104156), filed on April 28, 2005.


        (3) Incorporated by reference to post-effective amendment no. 16 to registration statement on Form N-4 (Reg. No. 333-72714) filed on April 22, 2005.


        (4)  Filed herewith.


        (5) Filed herewith and incorporated by reference to post-effective amendment No. 7 to the registration statement on Form N-4 (File No. 333-72714) filed on February 8, 2005.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.


NAME AND PRINCIPAL                                 POSITIONS AND
BUSINESS ADDRESS                                   OFFICES WITH MONY
------------------                                 -----------------
DIRECTORS
Bruce W. Calvert                                   Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840
Henri de Castries                                  Director
AXA
25, Avenue Matignon
75008 Paris, France
Denis Duverne                                      Director
AXA
25, Avenue Matignon
75008 Paris, France
Mary R. (Nina) Henderson                           Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028
W. Edwin Jarmain                                   Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

NAME AND PRINCIPAL                                 POSITIONS AND
BUSINESS ADDRESS                                   OFFICES WITH MONY
------------------                                 -----------------
James F. Higgins                                   Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311
Christina M. Johnson                               Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830
Scott D. Miller                                    Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611
Joseph H. Moglia                                   Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127
Peter J. Tobin                                     Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
*Christopher M. Condron                            Chairman of the Board, President,
                                                   Chief Executive Officer and Director
*Stanley B. Tulin                                  Vice Chairman of the Board, Chief
                                                   Financial Officer and Director

OTHER OFFICERS
*Leon Billis                                       Executive Vice President
*Harvey Blitz                                      Senior Vice President

*Kevin R. Byrne                                    Senior Vice President, Chief
                                                   Investment Officer and Treasurer
*Stuart L. Faust                                   Senior Vice President and Deputy
                                                   General Counsel
*Alvin H. Fenichel                                 Senior Vice President and Controller
*Jennifer Blevins                                  Executive Vice President
*Mary Beth Farrell                                 Executive Vice President
*Robert S. Jones, Jr.                              Executive Vice President
*Richard S. Dziadzio                               Executive Vice President and Deputy
                                                   Chief Financial Officer
*Barbara Goodstein                                 Executive Vice President
*Andrew McMahon                                    Executive Vice President
*James A. Shepherdson                              Executive Vice President
*Paul J. Flora                                     Senior Vice President and Auditor
*James D. Goodwin                                  Senior Vice President
*Edward J. Hayes                                   Senior Vice President

NAME AND PRINCIPAL                                 POSITIONS AND
BUSINESS ADDRESS                                   OFFICES WITH MONY
------------------                                 -----------------
*Kevin E. Murray                                   Executive Vice President and Chief
                                                   Information Officer
*Anthony C. Pasquale                               Senior Vice President
*Karen Field Hazin                                 Vice President, Secretary and
                                                   Associate General Counsel
*Richard V. Silver                                 Executive Vice President and General
                                                   Counsel
*Naomi J. Weinstein                                Vice President
*Charles A. Marino                                 Senior Vice President and Chief
                                                   Actuary



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.



     AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

ITEM 27.  NUMBER OF CONTRACTHOLDERS/PARTICIPANTS


     As of March 31, 2006, there were 49 Contractholders.


ITEM 28.  INDEMNIFICATION

     (a) Indemnification of Officers and Directors

     The by-laws of the MONY Life Insurance Company ("MONY") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees.

        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

        (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law sec.sec.721-726; Insurance Law sec.1216).


     The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.


     (b) Indemnification of Principal Underwriter

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

     (c) Undertaking


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.



     AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.



     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i)  AXA ADVISORS, LLC



NAME AND PRINCIPAL                                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                                   (AXA ADVISORS LLC)
------------------                                 --------------------------------------
*Harvey E. Blitz                                   Assistant Vice President and Director
*Robert S. Jones, Jr.                              Chairman of the Board and Director
*Ned Dane                                          President and Director
*Richard Dziadzio                                  Director
*Barbara Goodstein                                 Director
*James A. Shepherdson                              Director
*Mark Wutt                                         Executive Vice President
*Anthony F. Recine                                 Chief Compliance Officer -- Investment
                                                   Advisory Activities
Edward J. Hayes                                    Executive Vice President
200 Plaza Drive
Secaucus, NJ 07096
Stephen T. Burnthall                               Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005
James Goodwin                                      Senior Vice President
333 Thornall Street
Edison, NJ 08837
Jeffrey Green                                      Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112
*Kevin R. Byrne                                    Senior Vice President and Treasurer
*Jill Cooley                                       Chief Risk Officer and Director
*David Cerza                                       First Vice President
*Donna M. Dazzo                                    First Vice President
*Amy Franceschini                                  First Vice President
*Peter Mastrantuono                                First Vice President

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                                   (AXA ADVISORS LLC)
------------------                                 --------------------------------------
*Raymond T. Barry                                  Vice President
*Michael Brzozowski                                Vice President
*Claire A. Comerford                               Vice President
*Mark D. Godofsky                                  Senior Vice President and Controller
*Janet Friedman                                    Vice President
*Stuart Abrams                                     Senior Vice President and General
                                                   Counsel
*Patricia Roy                                      Vice President and Chief Compliance
                                                   Officer -- Broker-Dealer Activities
*Linda J. Galasso                                  Assistant Secretary
*Francesca Divone                                  Secretary
*Maurya Keating                                    Vice President and Counsel
*Gary Gordon                                       Vice President
Gisela Jackson                                     Vice President
4251 Crums Mill Road
Harrisburg, PA 17112
*Frank Massa                                       Vice President
*Carolann Matthews                                 Vice President
*Jose Montenegro                                   Vice President
Edna Russo                                         Vice President
333 Thornall Street
Edison, NJ 08837
*Michael Ryniker                                   Vice President
*Frank Acierno                                     Assistant Vice President
*Ruth Shorter                                      Assistant Vice President
Richard Morin                                      Assistant Vice President
*Irina Gyula                                       Assistant Vice President



(ii)  AXA DISTRIBUTORS, LLC



NAME AND PRINCIPAL                                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                                   (AXA DISTRIBUTORS, LLC)
------------------                                 --------------------------------------
*James A. Shepherdson                              Director and Chairman of the Board,
                                                   President and Chief Executive Officer
*Philip Meserve                                    Director and Executive Vice President
                                                   of Business Development
*James Mullery                                     Director, Executive Vice President and
                                                   Chief Sales Director
*Douglas Dubitsky                                  Managing Director, Chief Service
                                                   Officer
*Michael Brandreit                                 Managing Director and National Sales
                                                   Manager
*John Kennedy                                      Managing Director and National Sales
                                                   Manager
*Jeff Herman                                       Senior Vice President

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                                   (AXA DISTRIBUTORS, LLC)
------------------                                 --------------------------------------
*Anthea Perkinson                                  Senior Vice President and National
                                                   Accounts Director, Financial
                                                   Institutions
*Nelida Garcia                                     Senior Vice President
*William Costello                                  Senior Vice President and National
                                                   Accounts Director
*Michael McCarthy                                  Managing Director and National Sales
                                                   Manager
*Norman J. Abrams                                  Vice President and General Counsel
*Linda J. Galasso                                  Vice President and Secretary
*Ronald R. Quest                                   Vice President and Treasurer
*Patrick O'Shea                                    Vice President and Chief Financial
                                                   Officer


     (c) The information under "Distribution of the Contracts" in the prospectus and "Sale of the Contracts/Principal Underwriter" in the Statement of Additional Information in this registration statement is incorporated herein by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104; and at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.


ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS


     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the group variable annuity contract may be accepted;



     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;



     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.



REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940



     Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2006.


                                      Keynote Series Account
                                       (Registrant)

                                      MONY Life Insurance Company
                                           (Depositor)

                                      By:          /s/  DODIE KENT
                                         ---------------------------------------
                                         Dodie Kent
                                         Vice President and Counsel
                                         MONY Life Insurance Company


     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



Principal Executive Officers:
*Christopher M. Condron                          Chairman of the Board, President,
                                                 Chief Executive Officer and Director

Principal Financial Officer:
*Stanley B. Tulin                                Vice Chairman of the Board
                                                 Chief Financial Officer and Director

Principal Accounting Officer:
*Alvin H. Fenichel                               Senior Vice President and Controller



*Directors:

Bruce W. Calvert                Mary R. (Nina) Henderson        Scott D. Miller
Christopher M. Condron          James F. Higgins                Joseph H. Moglia
Henri de Castries               W. Edwin Jarmain                Peter J. Tobin
Denis Duverne                   Christina Johnson               Stanley B. Tulin


*By:      /s/ DODIE KENT
     ----------------------------
     Dodie Kent
     Attorney-in-Fact


April 28, 2006

                                   SIGNATURES


     Diversified Investors Portfolios has duly caused this Post Effective Amendment to the Registration Statement on Form N-4 of Keynote Series Account to be signed on its behalf by the undersigned thereunto duly authorized, in the County of Westchester, State of New York, on the 28th day of April, 2006.


                                          DIVERSIFIED INVESTORS PORTFOLIOS

                                          /s/          MARK MULLIN
                                          --------------------------------------
                                                       Mark Mullin
                                           Trustee, President, Chief Executive
                                            Officer and Chairman of the Board
                                              of Trustees of the Portfolios


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 2006.



                     SIGNATURES                                             TITLE
                     ----------                                             -----
                         /s/  MARK MULLIN                Trustee, President, Chief Executive Officer
-----------------------------------------------------    and Chairman of the Board of Trustees of the
                     Mark Mullin                         Portfolios
                   */s/  JOSEPH P. CARUSONE              Treasurer, Chief Financial Officer and
-----------------------------------------------------    Principal Accounting Officer
                 Joseph P. Carusone

                      */s/  NEAL M. JEWELL               Trustee of the Portfolios
-----------------------------------------------------
                   Neal M. Jewell

                    */s/  ROBERT L. LINDSAY              Trustee of the Portfolios
-----------------------------------------------------
                  Robert L. Lindsay

                  */s/  EUGENE M. MANNELLA               Trustee of the Portfolios
-----------------------------------------------------
                 Eugene M. Mannella

                 */s/  JOYCE GALPERN NORDEN              Trustee of the Portfolios
-----------------------------------------------------
                Joyce Galpern Norden

                  */s/  LOWELL W. ROBINSON               Trustee of the Portfolios
-----------------------------------------------------
                 Lowell W. Robinson

                   */s/  PATRICIA L. SAWYER              Trustee of the Portfolios
-----------------------------------------------------
                 Patricia L. Sawyer

        *By            /s/  ROBERT F. COLBY
-----------------------------------------------------
                   Robert F. Colby
                  Attorney-in-Fact

                                 EXHIBIT INDEX


 EXHIBIT NO.                            DESCRIPTION
 -----------                            -----------
       (10)(a)  Consent of Independent Registered Public Accounting Firm
       (10)(b)  Powers of Attorney